UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 through April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2015

www.manning-napier.com

EQUITY SERIES

Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD* 11/1/14-4/30/15
Actual	$1,000.00	$1,033.00	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Equity Series

Portfolio Composition as of April 30, 2015

(unaudited)

2

Equity Series

Investment Portfolio - April 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.0%

Consumer Discretionary - 23.8%
Hotels, Restaurants & Leisure - 2.4%
Yum! Brands, Inc.	224,080	$19,261,917

Internet & Catalog Retail - 5.8%
The Priceline Group, Inc.*	20,220	25,028,518
Shutterfly, Inc.*	223,230	9,991,775
TripAdvisor, Inc.*	148,810	11,977,717

		46,998,010

Media - 15.6%
AMC Networks, Inc. - Class A*	221,420	16,703,925
Discovery Communications, Inc. - Class A*	628,440	20,336,318
Gannett Co., Inc.	220,200	7,557,264
Sinclair Broadcast Group, Inc. - Class A	278,790	8,542,126
Time Warner, Inc.	239,040	20,177,366
Tribune Media Co. - Class A	169,350	9,495,455
Twenty-First Century Fox, Inc. - Class A	507,830	17,306,846
Viacom, Inc. - Class B	365,700	25,397,865

		125,517,165

Total Consumer Discretionary		191,777,092

Consumer Staples - 1.5%
Beverages - 1.5%
The Coca-Cola Co.	298,300	12,099,048

Energy - 10.2%
Energy Equipment & Services - 3.0%
Cameron International Corp.*	355,750	19,502,215
Weatherford International plc - ADR*	355,960	5,179,218

		24,681,433

Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	117,570	8,041,788
EOG Resources, Inc.	166,680	16,492,986
Hess Corp.	322,140	24,772,566
Range Resources Corp.	135,070	8,585,049

		57,892,389

Total Energy		82,573,822

Financials - 6.6%
Banks - 1.8%
Popular, Inc.*	459,070	14,887,640

Consumer Finance - 1.1%
SLM Corp.*	856,080	8,723,455

Real Estate Investment Trusts (REITS) - 2.2%
Plum Creek Timber Co., Inc.	186,060	7,851,732

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Investment Portfolio - April 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Weyerhaeuser Co.	306,900	$9,670,419

		17,522,151

Real Estate Management & Development - 1.5%
Realogy Holdings Corp.*	261,260	12,386,337

Total Financials		53,519,583

Health Care - 15.4%
Health Care Equipment & Supplies - 3.7%
Alere, Inc.*	166,320	7,896,874
HeartWare International, Inc.*	94,070	7,122,040
Intuitive Surgical, Inc.*	14,750	7,315,705
Thoratec Corp.*	183,630	7,365,399

		29,700,018

Health Care Providers & Services - 2.5%
DaVita HealthCare Partners, Inc.*	145,060	11,764,366
Express Scripts Holding Co.*	95,420	8,244,288

		20,008,654

Health Care Technology - 3.2%
Cerner Corp.*	356,490	25,599,547

Pharmaceuticals - 6.0%
Eli Lilly & Co.	224,370	16,125,472
Johnson & Johnson	161,990	16,069,408
Merck & Co., Inc.	272,450	16,227,122

		48,422,002

Total Health Care		123,730,221

Industrials - 10.6%
Building Products - 1.9%
Masco Corp.	308,190	8,163,953
Owens Corning	195,900	7,573,494

		15,737,447

Industrial Conglomerates - 3.8%
Danaher Corp.	96,320	7,886,682
General Electric Co.	832,030	22,531,372

		30,418,054

Machinery - 3.9%
Flowserve Corp.	141,510	8,282,580
Joy Global, Inc.	292,100	12,455,144
Xylem, Inc.	285,260	10,560,325

		31,298,049

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Investment Portfolio - April 30, 2015

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 1.0%
Union Pacific Corp.	73,930	$7,853,584

Total Industrials		85,307,134

Information Technology - 22.9%
Communications Equipment - 1.3%
Juniper Networks, Inc.	397,450	10,504,604

Electronic Equipment, Instruments & Components - 1.5%
FLIR Systems, Inc.	391,200	12,084,168

Internet Software & Services - 8.4%
eBay, Inc.*	347,420	20,240,689
Facebook, Inc. - Class A*	99,130	7,808,470
Google, Inc. - Class A*	29,610	16,249,080
Google, Inc. - Class C*	30,183	16,218,412
HomeAway, Inc.*	255,400	7,138,430

		67,655,081

IT Services - 6.8%
EVERTEC, Inc.	551,840	11,439,643
MasterCard, Inc. - Class A	225,240	20,318,900
VeriFone Systems, Inc.*	234,090	8,373,399
Visa, Inc. - Class A	225,000	14,861,250

		54,993,192

Software - 3.4%
ANSYS, Inc.*	95,880	8,230,339
Aspen Technology, Inc.*	98,450	4,370,196
Electronic Arts, Inc.*	248,220	14,419,100

		27,019,635

Technology Hardware, Storage & Peripherals - 1.5%
EMC Corp.	462,650	12,449,912

Total Information Technology		184,706,592

Materials - 6.0%
Chemicals - 4.0%
Monsanto Co.	231,380	26,368,065
Tronox Ltd. - Class A	285,960	5,990,862

		32,358,927

Metals & Mining - 2.0%
Alcoa, Inc.	1,190,120	15,971,410

Total Materials		48,330,337

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Investment Portfolio - April 30, 2015

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Telecommunication Services - 1.0%
Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.*	242,250	$8,246,190

TOTAL COMMON STOCKS
(Identified Cost $719,114,662)		790,290,019

SHORT-TERM INVESTMENT - 2.9%

Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.04%
(Identified Cost $23,161,990)	23,161,990	23,161,990

TOTAL INVESTMENTS - 100.9%
(Identified Cost $742,276,652)		813,452,009
LIABILITIES, LESS OTHER ASSETS - (0.9%)		(7,613,204)

NET ASSETS - 100%		$805,838,805

ADR - American Depositary Receipt

*Non-income producing security.

1Rate shown is the current yield as of April 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Statement of Assets and Liabilities

April 30, 2015 (unaudited)

Investments, at value (identified cost $742,276,652) (Note 2)	$813,452,009
Receivable for securities sold	22,255,678
Receivable for fund shares sold	2,100,372
Dividends receivable	193,964
Prepaid and other expenses	4,767

TOTAL ASSETS	838,006,790

LIABILITIES:

Accrued management fees (Note 3)	634,367
Accrued transfer agent fees (Note 3)	149,969
Accrued fund accounting and administration fees (Note 3)	50,028
Accrued Directors’ fees (Note 3)	4,827
Accrued Chief Compliance Officer service fees (Note 3)	385
Payable for securities purchased	30,103,192
Payable for fund shares repurchased	1,065,811
Other payables and accrued expenses	159,406

TOTAL LIABILITIES	32,167,985

TOTAL NET ASSETS	$805,838,805

NET ASSETS CONSIST OF:

Capital stock	$462,245
Additional paid-in-capital	652,214,326
Undistributed net investment income	110,919
Accumulated net realized gain (loss) on investments	81,875,958
Net unrealized appreciation (depreciation) on investments	71,175,357

TOTAL NET ASSETS	$805,838,805

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($805,838,805/46,224,531 shares)	$17.43

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2015 (unaudited)

INVESTMENT INCOME:

Dividends	$5,478,819

EXPENSES:

Management fees (Note 3)	4,887,128
Transfer agent fees (Note 3)	157,530
Fund accounting and administration fees (Note 3)	55,353
Directors’ fees (Note 3)	21,614
Chief Compliance Officer service fees (Note 3)	1,213
Custodian fees	25,934
Miscellaneous	158,612

Total Expenses	5,307,384
Less reduction of expenses (Note 3)	(186,338)

Net Expenses	5,121,046

NET INVESTMENT INCOME	357,773

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	84,160,996
Net change in unrealized appreciation (depreciation) on investments	(53,550,395)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	30,610,601

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,968,374

The accompanying notes are an integral part of the financial statements.

8

Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$357,773	$(93,507)
Net realized gain (loss) on investments	84,160,996	235,731,957
Net change in unrealized appreciation (depreciation) on investments	(53,550,395)	(80,831,677)

Net increase from operations	30,968,374	154,806,773

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(246,854)	(486,768)
From net realized gain on investments	(202,469,325)	(164,860,135)

Total distributions to shareholders	(202,716,179)	(165,346,903)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(312,748,437)	63,355,672

Net increase (decrease) in net assets	(484,496,242)	52,815,542

NET ASSETS:

Beginning of period	1,290,335,047	1,237,519,505

End of period (including undistributed net investment income of $110,919 and $0, respectively)	$805,838,805	$1,290,335,047

The accompanying notes are an integral part of the financial statements.

9

Equity Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 4/30/15	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.15	$21.60	$19.03	$18.45	$17.91	$15.55

Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	(0.00)[2]	0.01	0.01	0.04	0.03
Net realized and unrealized gain (loss) on investments	0.37	2.51	5.14	1.26	0.55	2.35

Total from investment operations	0.38	2.51	5.15	1.27	0.59	2.38

Less distributions to shareholders:
From net investment income	(0.00)[2]	(0.01)	(0.03)	(0.04)	(0.05)	(0.02)
From net realized gain on investments	(4.10)	(2.95)	(2.55)	(0.65)	—	—

Total distributions to shareholders	(4.10)	(2.96)	(2.58)	(0.69)	(0.05)	(0.02)

Net asset value - End of period	$17.43	$21.15	$21.60	$19.03	$18.45	$17.91

Net assets - End of period (000’s omitted)	$805,839	$1,290,335	$1,237,520	$1,418,468	$1,925,038	$1,579,323

Total return[3]	3.30%	13.23%	30.61%	7.37%	3.30%	15.29%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[4]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	0.07%[4]	(0.01%)	0.06%	0.06%	0.24%	0.17%
Portfolio turnover	33%	61%	52%	63%	54%	56%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.04%[4]	0.02%	0.06%	0.05%	0.02%	0.02%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2015, 10.8 billion shares have been designated in total among 43 series, of which 200 million have been designated as Equity Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$191,777,092	$191,777,092	$—	$—
Consumer Staples	12,099,048	12,099,048	—	—
Energy	82,573,822	82,573,822	—	—
Financials	53,519,583	53,519,583	—	—
Health Care	123,730,221	123,730,221	—	—
Industrials	85,307,134	85,307,134	—	—
Information Technology	184,706,592	184,706,592	—	—
Materials	48,330,337	48,330,337	—	—
Telecommunication Services	8,246,190	8,246,190	—	—
Mutual Fund	23,161,990	23,161,990	—	—

Total assets	$813,452,009	$813,452,009	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or April 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

12

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2011 through October 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least February 29, 2016, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor waived fees of $186,338 for the six months ended April 30, 2015, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

13

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $311,604,084 and $780,141,554, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Equity Series were:

	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,244,692	$93,669,736	15,707,742	$325,559,753
Reinvested	12,190,109	197,967,380	6,888,560	130,193,777
Repurchased	(32,216,714)	(604,385,553)	(18,889,945)	(392,397,858)

Total	(14,781,913)	$(312,748,437)	3,706,357	$63,355,672

At April 30, 2015, the retirement plan of the Advisor and its affiliates owned 394,172 shares of the Series (0.05% of shares outstanding) valued at $6,874,368.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2015.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

14

Equity Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2014, were as follows:

Ordinary income	$42,144,643
Long-term capital gains	123,202,260

At April 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$745,533,691
Unrealized appreciation	83,392,344
Unrealized depreciation	(15,474,026)

Net unrealized appreciation	$67,918,318

15

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 18, 2014, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2014 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 28 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 20 of the 36 active Series of the Fund are currently experiencing expenses above the capped expense ratios and thus the Advisor is incurring those expenses over the caps. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

16

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEQY-4/15-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2015

www.manning-napier.com

TAX MANAGED SERIES

Tax Managed Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD* 11/1/14-4/30/15
Actual	$1,000.00	$1,040.40	$6.07
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Tax Managed Series

Portfolio Composition as of April 30, 2015

(unaudited)

2

Tax Managed Series

Investment Portfolio - April 30, 2015

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 99.9%

Consumer Discretionary - 22.6%
Hotels, Restaurants & Leisure - 1.8%
Yum! Brands, Inc.	5,500	$472,780

Internet & Catalog Retail - 4.9%
The Priceline Group, Inc.*	550	680,795
Shutterfly, Inc.*	6,220	278,407
TripAdvisor, Inc.*	4,030	324,375

		1,283,577

Media - 14.6%
AMC Networks, Inc. - Class A*	5,700	430,008
Discovery Communications, Inc. - Class A*	17,010	550,444
Gannett Co., Inc.	10,530	361,390
Liberty Global plc - Class A - ADR (United Kingdom)*	2,850	148,599
Nexstar Broadcasting Group, Inc. - Class A	3,290	192,333
Sinclair Broadcast Group, Inc. - Class A	7,660	234,702
Time Warner, Inc.	6,470	546,133
Tribune Media Co. - Class A	5,260	294,928
Twenty-First Century Fox, Inc. - Class A	13,040	444,403
Viacom, Inc. - Class B	9,090	631,301

		3,834,241

Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc.*	5,440	346,202

Total Consumer Discretionary		5,936,800

Consumer Staples - 9.7%
Beverages - 5.6%
AMBEV S.A. - ADR (Brazil)	67,770	428,984
Anheuser-Busch InBev N.V. (Belgium)[1]	3,580	435,860
The Coca-Cola Co.	8,370	339,487
Diageo plc (United Kingdom)[1]	9,810	272,347

		1,476,678

Food Products - 3.0%
Danone S.A. (France)[1]	2,730	197,549
Nestle S.A. (Switzerland)[1]	3,800	294,820
Unilever plc - ADR (United Kingdom)	6,670	292,279

		784,648

Personal Products - 1.1%
Beiersdorf AG (Germany)[1]	3,320	288,793

Total Consumer Staples		2,550,119

Energy - 9.6%
Energy Equipment & Services - 4.3%
Cameron International Corp.*	9,230	505,989

The accompanying notes are an integral part of the financial statements.

3

Tax Managed Series

Investment Portfolio - April 30, 2015

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Schlumberger Ltd.	4,190	$396,416
Weatherford International plc - ADR*	16,160	235,128

		1,137,533

Oil, Gas & Consumable Fuels - 5.3%
Apache Corp.	3,360	229,824
EOG Resources, Inc.	3,120	308,724
Hess Corp.	7,840	602,896
Range Resources Corp.	3,920	249,155

		1,390,599

Total Energy		2,528,132

Financials - 5.4%
Banks - 1.2%
Popular, Inc.*	9,990	323,976

Consumer Finance - 1.3%
SLM Corp.*	32,250	328,627

Real Estate Investment Trusts (REITS) - 2.2%
Plum Creek Timber Co., Inc.	7,050	297,510
Weyerhaeuser Co.	8,620	271,616

		569,126

Real Estate Management & Development - 0.7%
Realogy Holdings Corp.*	3,770	178,736

Total Financials		1,400,465

Health Care - 15.1%
Health Care Equipment & Supplies - 1.0%
Intuitive Surgical, Inc.*	550	272,789

Health Care Providers & Services - 3.9%
DaVita HealthCare Partners, Inc.*	4,630	375,493
Express Scripts Holding Co.*	4,160	359,424
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	3,560	299,189

		1,034,106

Health Care Technology - 4.4%
Cerner Corp.*	15,890	1,141,061

Life Sciences Tools & Services - 1.0%
QIAGEN N.V. - ADR*	11,470	273,101

Pharmaceuticals - 4.8%
Eli Lilly & Co.	6,210	446,313
Johnson & Johnson	4,350	431,520
Merck & Co., Inc.	3,780	225,137

The accompanying notes are an integral part of the financial statements.

4

Tax Managed Series

Investment Portfolio - April 30, 2015

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Sanofi - ADR (France)	2,820	$142,551

		1,245,521

Total Health Care		3,966,578

Industrials - 8.8%
Building Products - 2.2%
Masco Corp.	9,280	245,827
Owens Corning	8,710	336,729

		582,556

Industrial Conglomerates - 3.4%
Danaher Corp.	3,430	280,848
General Electric Co.	22,870	619,320

		900,168

Machinery - 2.4%
Joy Global, Inc.	7,450	317,668
Xylem, Inc.	7,940	293,939

		611,607

Road & Rail - 0.8%
Union Pacific Corp.	2,040	216,709

Total Industrials		2,311,040

Information Technology - 21.4%
Communications Equipment - 2.4%
Juniper Networks, Inc.	23,430	619,255

Electronic Equipment, Instruments & Components - 0.8%
FLIR Systems, Inc.	7,080	218,701

Internet Software & Services - 7.7%
eBay, Inc.*	10,390	605,321
Facebook, Inc. - Class A*	1,350	106,339
Google, Inc. - Class A*	760	417,065
Google, Inc. - Class C*	772	414,890
HomeAway, Inc.*	4,200	117,390
LinkedIn Corp. - Class A*	1,410	355,503

		2,016,508

IT Services - 6.1%
Amdocs Ltd. - ADR	1,330	73,243
EVERTEC, Inc.	15,090	312,816
MasterCard, Inc. - Class A	6,110	551,183
VeriFone Systems, Inc.*	6,120	218,912

The accompanying notes are an integral part of the financial statements.

5

Tax Managed Series

Investment Portfolio - April 30, 2015

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Visa, Inc. - Class A	6,920	$457,066

		1,613,220

Software - 2.9%
ANSYS, Inc.*	3,830	328,767
Aspen Technology, Inc.*	3,060	135,833
Electronic Arts, Inc.*	5,100	296,259

		760,859

Technology Hardware, Storage & Peripherals - 1.5%
EMC Corp.	14,190	381,853

Total Information Technology		5,610,396

Materials - 7.3%
Chemicals - 5.6%
Monsanto Co.	6,130	698,575
The Mosaic Co.	9,040	397,760
Potash Corp. of Saskatchewan, Inc. (Canada)	6,660	217,382
Tronox Ltd. - Class A	7,510	157,335

		1,471,052

Metals & Mining - 1.7%
Alcoa, Inc.	32,680	438,566

Total Materials		1,909,618

TOTAL COMMON STOCKS
(Identified Cost $21,216,644)		26,213,148

SHORT-TERM INVESTMENT - 2.5%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.04%
(Identified Cost $670,737)	670,737	670,737

TOTAL INVESTMENTS - 102.4%
(Identified Cost $21,887,381)		26,883,885
LIABILITIES, LESS OTHER ASSETS - (2.4%)		(635,786)

NET ASSETS - 100%		$26,248,099

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of April 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Tax Managed Series

Statement of Assets and Liabilities

April 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $21,887,381) (Note 2)	$26,883,885
Foreign tax reclaims receivable	13,651
Dividends receivable	9,794
Receivable for fund shares sold	3,513
Prepaid and other expenses	157

TOTAL ASSETS	26,911,000

LIABILITIES:

Accrued management fees (Note 3)	17,628
Accrued fund accounting and administration fees (Note 3)	12,360
Accrued transfer agent fees (Note 3)	3,664
Accrued Chief Compliance Officer service fees (Note 3)	385
Accrued Directors’ fees (Note 3)	86
Payable for securities purchased	604,241
Other payables and accrued expenses	24,537

TOTAL LIABILITIES	662,901

TOTAL NET ASSETS	$26,248,099

NET ASSETS CONSIST OF:

Capital stock	$9,391
Additional paid-in-capital	18,527,833
Undistributed net investment income	27,998
Accumulated net realized gain (loss) on investments, foreign currency and translation of other assets and liabilities	2,687,906
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	4,994,971

TOTAL NET ASSETS	$26,248,099

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($26,248,099/939,077 shares)	$27.95

The accompanying notes are an integral part of the financial statements.

7

Tax Managed Series

Statement of Operations

For the Six Months Ended April 30, 2015 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $5,255)	$208,006

EXPENSES:

Management fees (Note 3)	147,328
Fund accounting and administration fees (Note 3)	14,629
Transfer agent fees (Note 3)	3,920
Chief Compliance Officer service fees (Note 3)	1,213
Directors’ fees (Note 3)	594
Audit fees	11,282
Custodian fees	1,674
Miscellaneous	18,844

Total Expenses	199,484
Less reduction of expenses (Note 3)	(22,691)

Net Expenses	176,793

NET INVESTMENT INCOME	31,213

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	2,735,634
Foreign currency and translation of other assets and liabilities	(279)

2,735,355

Net change in unrealized appreciation (depreciation) on-
Investments	(1,749,197)
Foreign currency and translation of other assets and liabilities	(669)

(1,749,866)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	985,489

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,016,702

The accompanying notes are an integral part of the financial statements.

8

Tax Managed Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$31,213	$39,346
Net realized gain (loss) on investments and foreign currency	2,735,355	5,677,095
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,749,866)	(1,671,358)

Net increase from operations	1,016,702	4,045,083

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(35,591)	(12,151)
From net realized gain on investments	(5,677,513)	(4,642,767)

Total distributions to shareholders	(5,713,104)	(4,654,918)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(3,237,531)	1,123,252

Net increase (decrease) in net assets	(7,933,933)	513,417

NET ASSETS:

Beginning of period	34,182,032	33,668,615

End of period (including undistributed net investment income of $ 27,998 and $ 32,376, respectively)	$26,248,099	$34,182,032

The accompanying notes are an integral part of the financial statements.

9

Tax Managed Series

Financial Highlights

	FOR THE SIX
	MONTHS ENDED
	4/30/15	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$33.05	$33.95	$27.69	$24.96	$25.01	$21.32

Income (loss) from investment operations:
Net investment income[1]	0.03	0.04	0.04	0.03	0.08	0.06
Net realized and unrealized gain (loss) on investments	0.84	3.73	7.52	2.77	(0.06)	3.67

Total from investment operations	0.87	3.77	7.56	2.80	0.02	3.73

Less distributions to shareholders:
From net investment income	(0.04)	(0.01)	(0.06)	(0.07)	(0.07)	(0.04)
From net realized gain on investments	(5.93)	(4.66)	(1.24)	—	—	—

Total distributions to shareholders	(5.97)	(4.67)	(1.30)	(0.07)	(0.07)	(0.04)

Net asset value - End of period	$27.95	$33.05	$33.95	$27.69	$24.96	$25.01

Net assets - End of period
(000’s omitted)	$26,248	$34,182	$33,669	$29,776	$47,663	$45,276

Total return[2]	4.04%	12.82%	28.41%	11.28%	0.08%	17.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.21%[3]	0.11%	0.13%	0.12%	0.29%	0.28%
Portfolio turnover	33%	47%	56%	47%	57%	56%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.15%[3]	0.13%	0.15%	0.10%	0.04%	0.14%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

10

Tax Managed Series

Notes to Financial Statements

(unaudited)

1.	Organization

Tax Managed Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2015, 10.8 billion shares have been designated in total among 43 series, of which 87.5 million have been designated as Tax Managed Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

11

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$5,936,800	$5,936,800	$—	$—
Consumer Staples	2,550,119	1,060,750	1,489,369	—
Energy	2,528,132	2,528,132	—	—
Financials	1,400,465	1,400,465	—	—
Health Care	3,966,578	3,667,389	299,189	—
Industrials	2,311,040	2,311,040	—	—
Information Technology	5,610,396	5,610,396	—	—
Materials	1,909,618	1,909,618	—	—
Mutual Fund	670,737	670,737	—	—

Total assets	$26,883,885	$25,095,327	$1,788,558	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2014 or April 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and

12

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2011 through October 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

13

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least February 29, 2016, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $22,691 for the six months ended April 30, 2015, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $9,698,378 and $16,946,817, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Tax Managed Series were:

	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	56,128	$1,569,193	134,805	$4,412,182
Reinvested	212,207	5,504,662	152,482	4,482,969
Repurchased	(363,652)	(10,311,386)	(244,469)	(7,771,899)

Total	(95,317)	$(3,237,531)	42,818	$1,123,252

At April 30, 2015, one shareholder account owned 156,585 shares of the Series (16.7% of shares outstanding) valued at $4,376,564. Investment activities of these shareholders may have a material effect on the Series.

14

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2015.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2014 were as follows:

Ordinary income	$11,339
Long-term capital gains	4,643,579

At April 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$21,920,452
Unrealized appreciation	5,237,992
Unrealized depreciation	(274,559)

Net unrealized appreciation	$4,963,433

15

Tax Managed Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 18, 2014, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2014 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 28 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 20 of the 36 active Series of the Fund are currently experiencing expenses above the capped expense ratios and thus the Advisor is incurring those expenses over the caps. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

16

Tax Managed Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Tax Managed Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNTAX-4/15-SAR

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The Actual lines of the following tables provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15[1]	ANNUALIZED EXPENSE RATIO[2]
Target Income
Actual (Class K)	$1,000.00	$1,012.00	$1.50	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,010.60	$2.74	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,012.50	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2010
Actual (Class K)	$1,000.00	$1,009.60	$1.49	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,011.30	$2.74	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,011.00	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2015
Actual (Class K)	$1,000.00	$1,017.70	$1.50	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,015.50	$2.75	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,019.10	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2020
Actual (Class K)	$1,000.00	$1,017.90	$1.50	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,019.60	$2.75	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,019.10	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2025
Actual (Class K)	$1,000.00	$1,022.90	$1.50	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,022.10	$2.76	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,024.30	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

2

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2030
Actual (Class K)	$1,000.00	$1,025.60	$1.51	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,028.70	$2.77	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,026.80	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2035
Actual (Class K)	$1,000.00	$1,028.90	$1.51	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,028.50	$2.77	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,030.70	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2040
Actual (Class K)	$1,000.00	$1,031.30	$1.51	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,036.30	$2.78	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,032.60	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

3

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2045
Actual (Class K)	$1,000.00	$1,035.70	$1.51	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,034.20	$2.77	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,036.40	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2050
Actual (Class K)	$1,000.00	$1,035.20	$1.51	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,036.60	$2.78	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,037.20	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2055
Actual (Class K)	$1,000.00	$1,036.50	$1.51	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,035.30	$2.78	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%

Actual (Class I)	$1,000.00	$1,037.70	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

2Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

3Assumes 5% annual return before expenses.

4

Portfolio Composition as of April 30, 2015 - Asset Allocation1

(unaudited)

5

Portfolio Composition as of April 30, 2015 - Asset Allocation1

(unaudited)

6

Investment Portfolios - April 30, 2015

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	6,113,100	$64,493,201

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $66,199,154)		64,493,201
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(18,324)

NET ASSETS - 100%		$64,474,877

*Less than (0.1%).

TARGET 2010 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.5%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	3,906,225	$41,210,673

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $41,756,936)		41,210,673
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(214,190)

NET ASSETS - 100%		$40,996,483

TARGET 2015 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.4%

Manning & Napier Pro-Blend® Moderate Term Series - Class I	932,378	$9,789,965

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $10,099,967)		9,789,965
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(35,438)

NET ASSETS - 100%		$9,754,527

The accompanying notes are an integral part of the financial statements.

7

Investment Portfolios - April 30, 2015

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	4,201,041	$42,262,477
Manning & Napier Pro-Blend® Moderate Term Series - Class I	11,882,490	124,766,144

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $172,438,685)		167,028,621
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(39,228)

NET ASSETS - 100%		$166,989,393

*Less than (0.1%).

TARGET 2025 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Pro-Blend® Extended Term Series - Class I	2,888,276	$29,056,052

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $30,537,370)		29,056,052
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(42,249)

NET ASSETS - 100%		$29,013,803

TARGET 2030 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.2%

Manning & Napier Pro-Blend® Extended Term Series - Class I	12,800,046	$128,768,467
Manning & Napier Pro-Blend® Maximum Term Series - Class I	4,099,145	43,901,843

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $182,266,704)		172,670,310
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(335,687)

NET ASSETS - 100%		$172,334,623

The accompanying notes are an integral part of the financial statements.

8

Investment Portfolios - April 30, 2015

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.2%

Manning & Napier Pro-Blend® Extended Term Series - Class I	1,123,103	$11,298,414
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,074,606	11,509,030

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $24,402,406)		22,807,444
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(42,146)

NET ASSETS - 100%		$22,765,298

TARGET 2040 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.6%

Manning & Napier Pro-Blend® Extended Term Series - Class I	2,519,655	$25,347,730
Manning & Napier Pro-Blend® Maximum Term Series - Class I	7,268,768	77,848,504

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $109,166,521)		103,196,234
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(575,248)

NET ASSETS - 100%		$102,620,986

TARGET 2045 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.4%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	934,834	$10,012,070

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $10,765,603)		10,012,070
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(39,972)

NET ASSETS - 100%		$9,972,098

The accompanying notes are an integral part of the financial statements.

9

Investment Portfolios - April 30, 2015

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	2,958,131	$31,681,582

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $33,015,076)		31,681,582
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(8,279)

NET ASSETS - 100%		$31,673,303

*Less than (0.1%).

TARGET 2055 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 103.3%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	280,510	$3,004,263

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $3,212,116)		3,004,263
LIABILITIES, LESS OTHER ASSETS - (3.3%)		(95,457)

NET ASSETS - 100%		$2,908,806

The accompanying notes are an integral part of the financial statements.

10

Statements of Assets and Liabilities

April 30, 2015 (unaudited)

	TARGET INCOME	TARGET 2010	TARGET 2015	TARGET 2020	TARGET 2025	TARGET 2030
ASSETS:

Total investments in Underlying Series:
At value*	$64,493,201	$41,210,673	$9,789,965	$167,028,621	$29,056,052	$172,670,310
Receivable from Advisor (Note 3)	8,994	9,265	10,853	5,597	10,384	6,018
Receivable for shares of Underlying Series sold	71,387	—	402,118	—	—	201,508
Receivable for fund shares sold	23,801	11,090	1,344	306,481	9,045	146,051
Prepaid expenses	19,044	18,921	2	19,691	7	19,740

TOTAL ASSETS	64,616,427	41,249,949	10,204,282	167,360,390	29,075,488	173,043,627

LIABILITIES:

Accrued distribution and service (Rule 12b-1) fees (Note 3)	10,881	5,224	1,041	19,957	3,092	22,226
Accrued fund accounting and administration fees (Note 3)	20,892	20,639	15,701	22,089	20,957	22,249
Accrued transfer agent fees (Note 3)	3,471	3,085	1,868	3,771	1,995	5,583
Accrued Chief Compliance Officer service fees (Note 3)	384	384	685	384	685	384
Payable for fund shares repurchased	95,184	203,760	403,408	24,011	2,112	641,719
Audit fees payable	8,302	8,282	11,677	8,448	11,639	8,410
Payable for shares of Underlying Series purchased	—	10,913	—	280,048	6,129	—
Accrued Registration and filing fees	—	—	—	—	13,944	—
Other payables and accrued expenses	2,436	1,179	15,375	12,289	1,132	8,433

TOTAL LIABILITIES	141,550	253,466	449,755	370,997	61,685	709,004

TOTAL NET ASSETS	$64,474,877	$40,996,483	$9,754,527	$166,989,393	$29,013,803	$172,334,623

NET ASSETS CONSIST OF:

Capital stock	64,409	42,752	8,372	169,107	23,408	166,927
Additional paid-in-capital	62,106,012	39,717,315	9,576,978	159,148,326	28,550,113	160,250,860
Undistributed net investment (loss)	(854,023)	(563,470)	(125,951)	(3,031,439)	(572,716)	(6,176,140)
Accumulated net realized gain on Underlying Series	4,864,432	2,346,149	605,130	16,113,463	2,494,316	27,689,370
Net unrealized depreciation on Underlying Series	(1,705,953)	(546,263)	(310,002)	(5,410,064)	(1,481,318)	(9,596,394)

TOTAL NET ASSETS	$64,474,877	$40,996,483	$9,754,527	$166,989,393	$29,013,803	$172,334,623

Class K
Net Assets	$48,453,939	$23,275,675	$3,384,444	$78,330,929	$10,947,012	$81,436,182
Shares Outstanding	4,842,232	2,431,699	290,962	7,943,295	882,070	7,916,483
Net Asset Value, Offering Price, and Redemption Price per share	$10.01	$9.57	$11.63	$9.86	$12.41	$10.29

Class R
Net Assets	$2,113,395	$917,980	$778,732	$8,968,359	$1,999,503	$12,547,191
Shares Outstanding	213,898	96,736	66,895	921,361	160,863	1,229,737
Net Asset Value, Offering Price, and Redemption Price per share	$9.88	$9.49	$11.64	$9.73	$12.43	$10.20

Class I
Net Assets	$13,907,543	$16,802,828	$5,591,351	$79,690,105	$16,067,288	$78,351,250
Shares Outstanding	1,384,787	1,746,745	479,310	8,046,043	1,297,898	7,546,474
Net Asset Value, Offering Price, and Redemption Price per share	$10.04	$9.62	$11.67	$9.90	$12.38	$10.38

*At identified cost	$66,199,154	$41,756,936	$10,099,967	$172,438,685	$30,537,370	$182,266,704

The accompanying notes are an integral part of the financial statements.

11

Statements of Assets and Liabilities

April 30, 2015 (unaudited)

	TARGET 2035	TARGET 2040	TARGET 2045	TARGET 2050	TARGET 2055
ASSETS:

Total investments in Underlying Series:
At value*	$22,807,444	$103,196,234	$10,012,070	$31,681,582	$3,004,263
Receivable from Advisor (Note 3)	10,485	7,751	10,653	10,256	11,035
Receivable for shares of Underlying Series sold	—	—	7,249	—	—
Receivable for fund shares sold	6,633	28,773	6,225	88,923	7,391
Prepaid expenses	9	18,827	11	18,553	13

TOTAL ASSETS	22,824,571	103,251,585	10,036,208	31,799,314	3,022,702

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	20,993	21,460	21,023	20,707	21,021
Accrued distribution and service (Rule 12b-1) fees (Note 3)	2,598	13,171	1,360	4,179	466
Accrued transfer agent fees (Note 3)	1,941	4,001	1,952	4,501	2,215
Accrued Chief Compliance Officer service fees (Note 3)	685	384	685	384	685
Accrued Directors’ fees (Note 3)	—	—	—	—	63
Payable for fund shares repurchased	659	561,950	13,402	4,823	57,346
Payable for shares of Underlying Series purchased	5,937	14,016	—	79,873	5,687
Audit fees payable	11,652	8,343	11,680	8,256	11,693
Accrued Registration and filing fees	13,498	—	13,318	—	14,003
Other payables and accrued expenses	1,310	7,274	690	3,288	717

TOTAL LIABILITIES	59,273	630,599	64,110	126,011	113,896

TOTAL NET ASSETS	$22,765,298	$102,620,986	$9,972,098	$31,673,303	$2,908,806

NET ASSETS CONSIST OF:

Capital stock	17,487	95,579	7,404	26,283	2,181
Additional paid-in-capital	22,604,087	94,027,015	9,976,402	27,255,515	2,971,744
Undistributed net investment (loss)	(735,297)	(5,772,056)	(415,558)	(3,209,331)	(160,200)
Accumulated net realized gain on Underlying Series	2,473,983	20,240,735	1,157,383	8,934,330	302,934
Net unrealized depreciation on Underlying Series	(1,594,962)	(5,970,287)	(753,533)	(1,333,494)	(207,853)

TOTAL NET ASSETS	$22,765,298	$102,620,986	$9,972,098	$31,673,303	$2,908,806

Class K
Net Assets	$7,890,619	$50,258,591	$3,487,121	$14,271,839	$1,230,103
Shares Outstanding	607,353	4,694,842	258,903	1,187,860	92,449
Net Asset Value, Offering Price, and Redemption Price per share	$12.99	$10.71	$13.47	$12.01	$13.31

Class R
Net Assets	$2,435,163	$6,391,298	$1,581,069	$2,482,829	$412,131
Shares Outstanding	187,090	601,052	118,008	208,329	31,232
Net Asset Value, Offering Price, and Redemption Price per share	$13.02	$10.63	$13.40	$11.92	$13.20

Class I
Net Assets	$12,439,516	$45,971,097	$4,903,908	$14,918,635	$1,266,572
Shares Outstanding	954,262	4,262,051	363,455	1,232,156	94,402
Net Asset Value, Offering Price, and Redemption Price per share	$13.04	$10.79	$13.49	$12.11	$13.42

*At identified cost	$24,402,406	$109,166,521	$10,765,603	$33,015,076	$3,212,116

The accompanying notes are an integral part of the financial statements.

12

Statements of Operations

For the Six Months Ended April 30, 2015 (unaudited)

	TARGET INCOME	TARGET 2010	TARGET 2015	TARGET 2020	TARGET 2025	TARGET 2030
INVESTMENT INCOME:

Income distributions from Underlying Series	$928,936	$575,795	$86,742	$1,714,802	$228,413	$1,652,270

EXPENSES:

Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	63,452	36,713	4,212	116,197	11,959	142,720
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	27,590	5,418	3,709	46,882	8,624	46,235
Fund accounting and administration fees (Note 3)	21,245	20,955	20,483	22,567	20,667	22,765
Transfer agent fees (Note 3)	3,703	3,213	2,938	4,471	3,236	6,676
Chief Compliance Officer service fees (Note 3)	1,213	1,213	1,107	1,213	1,107	1,213
Directors’ fees (Note 3)	439	297	100	831	174	1,216
Registration and filing fees	16,946	16,131	30,488	17,455	30,883	17,917
Audit fees	7,632	7,604	8,681	7,772	8,681	7,776
Custodian fees	920	1,839	1,888	1,847	1,880	1,839
Legal fees	225	105	10	380	23	406
Miscellaneous	7,229	4,096	1,582	9,025	1,940	9,185

Total Expenses	150,594	97,584	75,198	228,640	89,174	257,948
Less reduction of expenses (Note 3)	(40,793)	(43,380)	(64,723)	(18,937)	(61,718)	(17,816)

Net Expenses	109,801	54,204	10,475	209,703	27,456	240,132

NET INVESTMENT INCOME	819,135	521,591	76,267	1,505,099	200,957	1,412,138

REALIZED AND UNREALIZED GAIN/(LOSS) ON UNDERLYING SERIES:

Net realized gain on Underlying Series	582,029	(745,075)	(240,487)	(2,408,743)	(605,639)	243,228
Distributions of realized gains from Underlying Series	4,285,184	3,105,416	849,431	18,908,882	3,116,758	28,063,066
Net change in unrealized depreciation on Underlying Series	(4,912,576)	(2,430,597)	(478,821)	(14,716,636)	(2,001,523)	(24,865,778)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON UNDERLYING SERIES	(45,363)	(70,256)	130,123	1,783,503	509,596	3,440,516

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$773,772	$451,335	$206,390	$3,288,602	$710,553	$4,852,654

The accompanying notes are an integral part of the financial statements.

13

Statements of Operations

For the Six Months Ended April 30, 2015 (unaudited)

	TARGET 2035	TARGET 2040	TARGET 2045	TARGET 2050	TARGET 2055
INVESTMENT INCOME:

Income distributions from Underlying Series	$137,159	$758,962	$40,944	$316,862	$15,779

EXPENSES:

Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	8,884	98,450	3,848	53,880	2,216
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	7,170	23,193	4,561	10,100	1,277
Fund accounting and administration fees (Note 3)	20,591	21,881	20,437	21,049	20,370
Transfer agent fees (Note 3)	3,111	4,547	3,163	5,281	3,310
Chief Compliance Officer service fees (Note 3)	1,107	1,213	1,107	1,213	1,107
Directors’ fees (Note 3)	143	723	121	599	117
Registration and filing fees	30,289	17,005	30,029	16,723	30,623
Audit fees	8,681	7,693	8,681	7,609	8,681
Legal fees	18	264	7	127	3
Custodian fees	1,880	1,839	963	938	956
Miscellaneous	1,772	6,635	1,601	4,796	1,419

Total Expenses	83,646	183,443	74,518	122,315	70,079
Less reduction of expenses (Note 3)	(62,329)	(29,270)	(63,858)	(43,073)	(65,757)

Net Expenses	21,317	154,173	10,660	79,242	4,322

NET INVESTMENT INCOME	115,842	604,789	30,284	237,620	11,457

REALIZED AND UNREALIZED GAIN/(LOSS) ON UNDERLYING SERIES:

Net realized gain (loss) on Underlying Series	(447,696)	(611,775)	(204,669)	(1,937,179)	(205,462)
Distributions of realized gains from Underlying Series	2,934,273	20,852,697	1,404,884	10,872,401	541,421
Net change in unrealized depreciation on Underlying Series	(1,988,985)	(17,204,974)	(904,976)	(7,648,038)	(228,741)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON UNDERLYING SERIES	497,592	3,035,948	295,239	1,287,184	107,218

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$613,434	$3,640,737	$325,523	$1,524,804	$118,675

The accompanying notes are an integral part of the financial statements.

14

Statements of Changes in Net Assets

	TARGET INCOME FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14	TARGET 2010 FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14	TARGET 2015 FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$819,135	$1,238,875	$521,591	$760,480	$76,267	$70,955
Net realized gain (loss) on Underlying Series	582,029	2,011,041	(745,075)	1,039,033	(240,487)	98,110
Distributions of realized gains from Underlying Series	4,285,184	3,773,118	3,105,416	2,669,735	849,431	267,474
Net change in unrealized (depreciation) on Underlying Series	(4,912,576)	(3,131,769)	(2,430,597)	(1,773,778)	(478,821)	(56,491)

Net increase from operations	773,772	3,891,265	451,335	2,695,470	206,390	380,048

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(1,176,046)	(1,286,422)	(678,169)	(753,747)	(66,764)	(30,155)
From net investment income (Class R)	(278,572)	(327,839)	(62,134)	(110,947)	(31,804)	(23,380)
From net investment income (Class C)	—	(21,877)	—	(17,249)	—	(2)
From net investment income (Class I)	(303,256)	(323,245)	(400,775)	(414,192)	(110,724)	(68,175)
From net realized gain on investments (Class K)	(3,365,065)	(1,819,428)	(1,915,850)	(1,089,187)	(102,766)	(7,981)
From net realized gain on investments (Class R)	(851,245)	(505,007)	(195,044)	(184,407)	(52,006)	(9,202)
From net realized gain on investments (Class C)	—	(45,468)	—	(39,257)	—	(1)
From net realized gain on investments (Class I)	(818,325)	(432,506)	(1,065,519)	(560,834)	(159,730)	(20,916)

Total distributions to shareholders	(6,792,509)	(4,761,792)	(4,317,491)	(3,169,820)	(523,794)	(159,812)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(6,963,849)	4,698,848	(4,171,195)	(2,060,536)	500,102	3,697,875

Net increase (decrease) in net assets	(12,982,586)	3,828,321	(8,037,351)	(2,534,886)	182,698	3,918,111

NET ASSETS:

Beginning of period	77,457,463	73,629,142	49,033,834	51,568,720	9,571,829	5,653,718

End of period[1]	$64,474,877	$77,457,463	$40,996,483	$49,033,834	$9,754,527	$9,571,829

[1] Including undistributed net investment income (distributions in excess of net investment income):	$(854,023)	$84,716	$(563,470)	$56,017	$(125,951)	$7,074

The accompanying notes are an integral part of the financial statements.

15

Statements of Changes in Net Assets

	TARGET 2020 FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14	TARGET 2025 FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14	TARGET 2030 FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,505,099	$2,124,993	$200,957	$176,204	$1,412,138	$1,801,385
Net realized gain (loss) on Underlying Series	(2,408,743)	4,495,349	(605,639)	174,777	243,228	5,147,906
Distributions of realized gains from Underlying Series	18,908,882	12,138,459	3,116,758	943,182	28,063,066	18,450,326
Net change in unrealized (depreciation) on Underlying Series	(14,716,636)	(7,997,262)	(2,001,523)	(138,919)	(24,865,778)	(11,533,034)

Net increase from operations	3,288,602	10,761,539	710,553	1,155,244	4,852,654	13,866,583

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(2,338,464)	(2,003,878)	(267,623)	(44,898)	(4,405,442)	(2,972,409)
From net investment income (Class R)	(500,611)	(644,604)	(109,078)	(53,128)	(726,914)	(799,542)
From net investment income (Class C)	—	(58,853)	—	(11,088)	—	(73,376)
From net investment income (Class I)	(1,851,517)	(1,689,048)	(415,106)	(234,992)	(2,594,294)	(2,002,890)
From net realized gain on investments (Class K)	(7,356,511)	(3,058,836)	(326,846)	(2,858)	(11,306,420)	(2,954,941)
From net realized gain on investments (Class R)	(1,722,295)	(1,125,718)	(140,351)	(6,548)	(1,986,960)	(877,958)
From net realized gain on investments (Class C)	—	(135,011)	—	(1,961)	—	(95,570)
From net realized gain on investments (Class I)	(5,519,527)	(2,449,372)	(488,200)	(27,313)	(6,424,281)	(1,937,699)

Total distributions to shareholders	(19,288,925)	(11,165,320)	(1,747,204)	(382,786)	(27,444,311)	(11,714,385)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	3,388,743	(7,536,690)	5,704,384	11,375,142	(2,830,970)	9,224,721

Net increase (decrease) in net assets	(12,611,580)	(7,940,471)	4,667,733	12,147,600	(25,422,627)	11,376,919

NET ASSETS:

Beginning of period	179,600,973	187,541,444	24,346,070	12,198,470	197,757,250	186,380,331

End of period[1]	$166,989,393	$179,600,973	$29,013,803	$24,346,070	$172,334,623	$197,757,250

[1] Including undistributed net investment income (distributions in excess of net investment income):	$(3,031,439)	$154,054	$(572,716)	$18,134	$(6,176,140)	$138,372

The accompanying notes are an integral part of the financial statements.

16

Statements of Changes in Net Assets

	TARGET 2035 FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14	TARGET 2040 FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14	TARGET 2045 FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$115,842	$88,056	$604,789	$693,938	$30,284	$16,659
Net realized gain (loss) on Underlying Series	(447,696)	105,919	(611,775)	5,287,280	(204,669)	64,318
Distributions of realized gains from Underlying Series	2,934,273	839,412	20,852,697	15,114,458	1,404,884	329,673
Net change in unrealized (depreciation) on Underlying Series	(1,988,985)	(187,795)	(17,204,974)	(11,061,373)	(904,976)	(49,287)

Net increase from operations	613,434	845,592	3,640,737	10,034,303	325,523	361,363

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(311,181)	(32,455)	(4,010,566)	(2,662,847)	(149,836)	(18,145)
From net investment income (Class R)	(118,593)	(46,705)	(487,333)	(580,648)	(91,323)	(24,268)
From net investment income (Class C)	—	(1,555)	—	(45,590)	—	(17,240)
From net investment income (Class I)	(431,271)	(205,599)	(1,937,374)	(1,310,168)	(206,315)	(43,848)
From net realized gain on investments (Class K)	(274,022)	(4,760)	(10,306,151)	(2,760,808)	(117,251)	(1,996)
From net realized gain on investments (Class R)	(108,826)	(9,936)	(1,318,271)	(651,349)	(73,721)	(3,219)
From net realized gain on investments (Class C)	—	(436)	—	(56,111)	—	(2,543)
From net realized gain on investments (Class I)	(371,000)	(41,207)	(4,840,432)	(1,308,595)	(157,365)	(5,276)

Total distributions to shareholders	(1,614,893)	(342,653)	(22,900,127)	(9,376,116)	(795,811)	(116,535)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	5,989,808	9,246,251	(5,195,498)	7,945,058	2,682,294	4,228,653

Net increase (decrease) in net assets	4,988,349	9,749,190	(24,454,888)	8,603,245	2,212,006	4,473,481

NET ASSETS:

Beginning of period	17,776,949	8,027,759	127,075,874	118,472,629	7,760,092	3,286,611

End of period[1]	$22,765,298	$17,776,949	$102,620,986	$127,075,874	$9,972,098	$7,760,092

[1] Including undistributed net investment income (distributions in excess of net investment income):	$(735,297)	$9,906	$(5,772,056)	$58,428	$(415,558)	$1,632

The accompanying notes are an integral part of the financial statements.

17

Statements of Changes in Net Assets

	TARGET 2050 FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14	TARGET 2055 FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$237,620	$237,686	$11,457	$9,058
Net realized gain (loss) on Underlying Series	(1,937,179)	1,768,558	(205,462)	(7,625)
Distributions of realized gains from Underlying Series	10,872,401	7,082,203	541,421	90,486
Net change in unrealized appreciation/(depreciation) on Underlying Series	(7,648,038)	(4,458,605)	(228,741)	531

Net increase from operations	1,524,804	4,629,842	118,675	92,450

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(2,506,208)	(1,510,958)	(97,327)	(13,246)
From net investment income (Class R)	(260,575)	(196,518)	(26,364)	(3,695)
From net investment income (Class C)	—	(49,327)	—	(33)
From net investment income (Class I)	(698,298)	(368,776)	(49,350)	(14,949)
From net realized gain on investments (Class K)	(5,037,375)	(1,030,737)	(51,648)	(8,364)
From net realized gain on investments (Class R)	(541,441)	(143,563)	(14,363)	(2,577)
From net realized gain on investments (Class C)	—	(39,039)	—	(32)
From net realized gain on investments (Class I)	(1,368,611)	(238,679)	(25,481)	(11,860)

Total distributions to shareholders	(10,412,508)	(3,577,597)	(264,533)	(54,756)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(24,186,767)	11,631,104	(109,692)	2,501,007

Net increase (decrease) in net assets	(33,074,471)	12,683,349	(255,550)	2,538,701

NET ASSETS:

Beginning of period	64,747,774	52,064,425	3,164,356	625,655

End of period[1]	$31,673,303	$64,747,774	$2,908,806	$3,164,356

[1] Including undistributed net investment income (distributions in excess of net investment income):	$(3,209,331)	$18,130	$(160,200)	$1,384

The accompanying notes are an integral part of the financial statements.

18

Financial Highlights

TARGET INCOME SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.84	$11.00	$10.86	$10.86	$11.02	$10.13

Income from investment operations:
Net investment income[1,2]	0.11	0.18	0.18	0.22	0.23	0.19
Net realized and unrealized gain on Underlying Series	0.01	0.37	0.63	0.48	0.06	0.92

Total from investment operations	0.12	0.55	0.81	0.70	0.29	1.11

Less distributions to shareholders:
From net investment income	(0.25)	(0.29)	(0.24)	(0.25)	(0.33)	(0.19)
From net realized gain on investments	(0.70)	(0.42)	(0.43)	(0.45)	(0.12)	(0.03)

Total distributions to shareholders	(0.95)	(0.71)	(0.67)	(0.70)	(0.45)	(0.22)

Net asset value - End of period	$10.01	$10.84	$11.00	$10.86	$10.86	$11.02

Net assets - End of period (000’s omitted)	$48,454	$52,442	$47,676	$45,926	$44,682	$46,886

Total return[3]	1.20%	5.35%	7.83%	6.98%	2.77%	11.22%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[6]	0.30%[6]	0.30%[7]	0.30%[8]	0.28%[9,10]
Net investment income[2]	2.13%[4]	1.63%	1.69%	2.07%	2.11%	1.83%
Series portfolio turnover[11]	12%	15%	14%	16%	14%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.11%[4,5]	0.12%[6]	0.16%[6]	0.20%[7]	0.22%[8]	0.25%[9]
TARGET INCOME SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.71	$10.89	$10.76	$10.77	$10.93	$10.08

Income from investment operations:
Net investment income[1,2]	0.12	0.15	0.07	0.09	0.16	0.09
Net realized and unrealized gain (loss) on Underlying Series	(0.02)	0.36	0.70	0.58	0.10	0.99

Total from investment operations	0.10	0.51	0.77	0.67	0.26	1.08

Less distributions to shareholders:
From net investment income	(0.23)	(0.27)	(0.21)	(0.23)	(0.30)	(0.20)
From net realized gain on investments	(0.70)	(0.42)	(0.43)	(0.45)	(0.12)	(0.03)

Total distributions to shareholders	(0.93)	(0.69)	(0.64)	(0.68)	(0.42)	(0.23)

Net asset value - End of period	$9.88	$10.71	$10.89	$10.76	$10.77	$10.93

Net assets - End of period (000’s omitted)	$2,113	$13,406	$13,475	$3,853	$553	$347

Total return[3]	1.06%	5.00%	7.52%	6.77%	2.50%	10.97%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[6]	0.55%[6]	0.55%[7]	0.55%[8]	0.54%[9,10]
Net investment income[2]	2.30%[4]	1.40%	0.66%	0.84%	1.47%	0.81%
Series portfolio turnover[11]	12%	15%	14%	16%	14%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.11%[4,5]	0.12%[6]	0.14%[6]	0.20%[7]	0.22%[8]	0.37%[9]

1Calculated based on average shares outstanding during the period.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.66%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.69%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.70%.

10During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

19

Financial Highlights

TARGET INCOME SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.88	$11.04	$10.90	$10.89	$11.05	$10.17

Income from investment operations:
Net investment income[1,2]	0.12	0.21	0.19	0.24	0.07	0.19
Net realized and unrealized gain on Underlying Series	— [3]	0.37	0.65	0.50	0.25	0.94

Total from investment operations	0.12	0.58	0.84	0.74	0.32	1.13

Less distributions to shareholders:
From net investment income	(0.26)	(0.32)	(0.27)	(0.28)	(0.36)	(0.22)
From net realized gain on investments	(0.70)	(0.42)	(0.43)	(0.45)	(0.12)	(0.03)

Total distributions to shareholders	(0.96)	(0.74)	(0.70)	(0.73)	(0.48)	(0.25)

Net asset value - End of period	$10.04	$10.88	$11.04	$10.90	$10.89	$11.05

Net assets - End of period (000’s omitted)	$13,908	$11,610	$11,271	$6,300	$4,068	$298

Total return[4]	1.25%	5.59%	8.09%	7.34%	3.00%	11.44%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[7]	0.05%[7]	0.05%[8]	0.05%[9]	0.05%[10]
Net investment income[2]	2.29%[5]	1.92%	1.76%	2.30%	0.68%	1.85%
Series portfolio turnover[11]	12%	15%	14%	16%	14%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.11%[5,6]	0.12%[7]	0.16%[7]	0.20%[8]	0.23%[9]	0.33%[10]

1Calculated based on average shares outstanding during the period.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.66%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.69%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.70%.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

20

Financial Highlights

TARGET 2010 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.35	$10.45	$10.00	$10.56	$10.64	$9.58

Income from investment operations:
Net investment income[1,2]	0.10	0.15	0.14	0.18	0.20	0.12
Net realized and unrealized gain (loss) on Underlying Series	(0.01)	0.40	0.84	0.48	0.10	1.10

Total from investment operations	0.09	0.55	0.98	0.66	0.30	1.22

Less distributions to shareholders:
From net investment income	(0.23)	(0.26)	(0.20)	(0.25)	(0.18)	(0.14)
From net realized gain on investments	(0.64)	(0.39)	(0.33)	(0.97)	(0.20)	(0.02)

Total distributions to shareholders	(0.87)	(0.65)	(0.53)	(1.22)	(0.38)	(0.16)

Net asset value - End of period	$9.57	$10.35	$10.45	$10.00	$10.56	$10.64

Net assets - End of period (000’s omitted)	$23,276	$31,262	$29,949	$27,086	$23,653	$27,904

Total return[3]	0.96%	5.56%	10.20%	7.39%	2.97%	12.85%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[6]	0.30%[6]	0.30%[7]	0.30%[8]	0.29%[9,10]
Net investment income[2]	2.07%[4]	1.45%	1.39%	1.85%	1.84%	1.20%
Series portfolio turnover[11]	36%	39%	32%	30%	48%	11%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.18%[4,5]	0.20%[6]	0.21%[6]	0.27%[7]	0.30%[8]	0.42%[9]
TARGET 2010 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.23	$10.36	$9.92	$10.48	$10.57	$9.54

Income from investment operations:
Net investment income[1,2]	0.13	0.12	0.11	0.16	0.14	0.12
Net realized and unrealized gain (loss) on Underlying Series	(0.03)	0.37	0.83	0.48	0.13	1.07

Total from investment operations	0.10	0.49	0.94	0.64	0.27	1.19

Less distributions to shareholders:
From net investment income	(0.20)	(0.23)	(0.17)	(0.23)	(0.16)	(0.14)
From net realized gain on investments	(0.64)	(0.39)	(0.33)	(0.97)	(0.20)	(0.02)

Total distributions to shareholders	(0.84)	(0.62)	(0.50)	(1.20)	(0.36)	(0.16)

Net asset value - End of period	$9.49	$10.23	$10.36	$9.92	$10.48	$10.57

Net assets - End of period (000’s omitted)	$918	$3,094	$5,246	$4,793	$4,885	$3,655

Total return[3]	1.13%	5.00%	9.84%	7.21%	2.67%	12.64%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[6]	0.55%[6]	0.55%[7]	0.55%[8]	0.52%[9,10]
Net investment income[2]	2.68%[4]	1.18%	1.11%	1.65%	1.32%	1.16%
Series portfolio turnover[11]	36%	39%	32%	30%	48%	11%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.18%[4,5]	0.20%[6]	0.21%[6]	0.27%[7]	0.31%[8]	0.41%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.68% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.69% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

21

Financial Highlights

TARGET 2010 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.40	$10.50	$10.04	$10.60	$10.68	$9.62

Income from investment operations:
Net investment income[1,2]	0.11	0.18	0.16	0.21	0.08	0.14
Net realized and unrealized gain (loss) on Underlying Series	(0.01)	0.40	0.85	0.48	0.25	1.10

Total from investment operations	0.10	0.58	1.01	0.69	0.33	1.24

Less distributions to shareholders:
From net investment income	(0.24)	(0.29)	(0.22)	(0.28)	(0.21)	(0.16)
From net realized gain on investments	(0.64)	(0.39)	(0.33)	(0.97)	(0.20)	(0.02)

Total distributions to shareholders	(0.88)	(0.68)	(0.55)	(1.25)	(0.41)	(0.18)

Net asset value - End of period	$9.62	$10.40	$10.50	$10.04	$10.60	$10.68

Net assets - End of period (000’s omitted)	$16,803	$14,678	$15,305	$12,026	$9,966	$1,465

Total return[3]	1.10%	5.80%	10.53%	7.67%	3.20%	13.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[4,5]	0.05%[6]	0.05%[6]	0.05%[7]	0.05%[8]	0.05%[9]
Net investment income[2]	2.25%[4]	1.76%	1.57%	2.16%	0.81%	1.44%
Series portfolio turnover[10]	36%	39%	32%	30%	48%	11%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.18%[4,5]	0.20%[6]	0.21%[6]	0.27%[7]	0.32%[8]	0.43%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.68% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.69% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

22

Financial Highlights

TARGET 2015 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.07	$11.79	$10.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.08	0.10	0.15	(0.01)
Net realized and unrealized gain on Underlying Series	0.12	0.53	1.25	0.60

Total from investment operations	0.20	0.63	1.40	0.59

Less distributions to shareholders:
From net investment income	(0.25)	(0.26)	(0.20)	—
From net realized gain on investments	(0.39)	(0.09)	—	—

Total distributions to shareholders	(0.64)	(0.35)	(0.20)	—

Net asset value - End of period	$11.63	$12.07	$11.79	$10.59

Net assets - End of period (000’s omitted)	$3,384	$3,200	$1,019	$1,498 [4]

Total return[5]	1.77%	5.45%	13.45%	5.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[6,7]	0.30%[8]	0.30%[8]	0.30%[6,9]
Net investment income (loss)[3]	1.38%[6]	0.80%	1.34%	(0.30%)[6]
Series portfolio turnover[10]	30%	46%	50%	— [11]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.27%[6,7]	1.41%[8]	6.06%[8]	9,646%[6,9,12]
TARGET 2015 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.09	$11.81	$10.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.08	0.07	0.01	(0.02)
Net realized and unrealized gain on Underlying Series	0.10	0.53	1.39	0.61

Total from investment operations	0.18	0.60	1.40	0.59

Less distributions to shareholders:
From net investment income	(0.24)	(0.23)	(0.18)	—
From net realized gain on investments	(0.39)	(0.09)	—	—

Total distributions to shareholders	(0.63)	(0.32)	(0.18)	—

Net asset value - End of period	$11.64	$12.09	$11.81	$10.59

Net assets - End of period (000’s omitted)	$779	$1,587	$1,015	$106 [4]

Total return[5]	1.55%	5.22%	13.36%	5.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[6,7]	0.55%[8]	0.55%[8]	0.55%[6,9]
Net investment income (loss)[3]	1.37%[6]	0.60%	0.11%	(0.55%)[6]
Series portfolio turnover[10]	30%	46%	50%	— [11]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.27%[6,7]	1.47%[8]	3.45%[8]	10,644%[6,9,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.81%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11Less than 1%.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

23

Financial Highlights

TARGET 2015 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.11	$11.83	$10.61	$10.00

Income from investment operations:
Net investment income[2,3]	0.09	0.14	0.11	— [4]
Net realized and unrealized gain on Underlying Series	0.13	0.51	1.32	0.61

Total from investment operations	0.22	0.65	1.43	0.61

Less distributions to shareholders:
From net investment income	(0.27)	(0.28)	(0.21)	—
From net realized gain on investments	(0.39)	(0.09)	—	—

Total distributions to shareholders	(0.66)	(0.37)	(0.21)	—

Net asset value - End of period	$11.67	$12.11	$11.83	$10.61

Net assets - End of period (000’s omitted)	$5,591	$4,785	$3,619	$209 [5]

Total return[6]	1.91%	5.67%	13.71%	6.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[7,8]	0.05%[9]	0.05%[9]	0.05%[7,10]
Net investment income (loss)[3]	1.60%[7]	1.12%	1.01%	(0.05%)[7]
Series portfolio turnover[11]	30%	46%	50%	— [12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.27%[7,8]	1.46%[9]	4.09%[9]	9,682%[7,10,13]
1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.81%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12Less than 1%.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

24

Financial Highlights

TARGET 2020 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.77	$10.79	$9.89	$10.12	$10.33	$9.16

Income from investment operations:
Net investment income[1,2]	0.08	0.11	0.12	0.17	0.20	0.13
Net realized and unrealized gain on Underlying Series	0.09	0.51	1.33	0.54	0.12	1.23

Total from investment operations	0.17	0.62	1.45	0.71	0.32	1.36

Less distributions to shareholders:
From net investment income	(0.26)	(0.25)	(0.20)	(0.21)	(0.19)	(0.17)
From net realized gain on investments	(0.82)	(0.39)	(0.35)	(0.73)	(0.34)	(0.02)

Total distributions to shareholders	(1.08)	(0.64)	(0.55)	(0.94)	(0.53)	(0.19)

Net asset value - End of period	$9.86	$10.77	$10.79	$9.89	$10.12	$10.33

Net assets - End of period (000’s omitted)	$78,331	$95,364	$82,841	$67,039	$56,290	$64,613

Total return[3]	1.79%	6.14%	15.43%	8.08%	3.14%	14.89%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[5]	0.30%[5]	0.30%[6]	0.30%[7]	0.29%[8,9]
Net investment income[2]	1.56%[4]	1.06%	1.20%	1.72%	1.97%	1.38%
Series portfolio turnover[10]	35%	37%	19%	24%	49%	20%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.02%[4,5]	0.03%[5]	0.05%[5]	0.08%[6]	0.10%[7]	0.17%[8]
TARGET 2020 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.60	$10.66	$9.78	$10.02	$10.24	$9.10

Income from investment operations:
Net investment income[1,2]	0.08	0.09	0.09	0.14	0.15	0.12
Net realized and unrealized gain on Underlying Series	0.11	0.47	1.32	0.54	0.14	1.21

Total from investment operations	0.19	0.56	1.41	0.68	0.29	1.33

Less distributions to shareholders:
From net investment income	(0.24)	(0.23)	(0.18)	(0.19)	(0.17)	(0.17)
From net realized gain on investments	(0.82)	(0.39)	(0.35)	(0.73)	(0.34)	(0.02)

Total distributions to shareholders	(1.06)	(0.62)	(0.53)	(0.92)	(0.51)	(0.19)

Net asset value - End of period	$9.73	$10.60	$10.66	$9.78	$10.02	$10.24

Net assets - End of period (000’s omitted)	$8,968	$22,564	$30,393	$19,150	$16,105	$12,229

Total return[3]	1.96%	5.55%	15.07%	7.82%	2.85%	14.72%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[5]	0.55%[5]	0.55%[6]	0.55%[7]	0.52%[8,9]
Net investment income[2]	1.59%[4]	0.83%	0.85%	1.47%	1.48%	1.25%
Series portfolio turnover[10]	35%	37%	19%	24%	49%	20%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.02%[4,5]	0.03%[5]	0.05%[5]	0.08%[6]	0.10%[7]	0.18%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights

TARGET 2020 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.81	$10.83	$9.93	$10.16	$10.37	$9.19

Income from investment operations:
Net investment income[1,2]	0.08	0.16	0.14	0.20	0.09	0.18
Net realized and unrealized gain on Underlying Series	0.10	0.49	1.34	0.54	0.25	1.21

Total from investment operations	0.18	0.65	1.48	0.74	0.34	1.39

Less distributions to shareholders:
From net investment income	(0.27)	(0.28)	(0.23)	(0.24)	(0.21)	(0.19)
From net realized gain on investments	(0.82)	(0.39)	(0.35)	(0.73)	(0.34)	(0.02)

Total distributions to shareholders	(1.09)	(0.67)	(0.58)	(0.97)	(0.55)	(0.21)

Net asset value - End of period	$9.90	$10.81	$10.83	$9.93	$10.16	$10.37

Net assets - End of period (000’s omitted)	$79,690	$61,673	$70,556	$39,523	$25,262	$3,474

Total return[3]	1.91%	6.37%	15.65%	8.36%	3.37%	15.24%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[4]	0.05%[5]	0.05%[5]	0.05%[6]	0.05%[7]	0.05%[8]
Net investment income[2]	1.69%[4]	1.48%	1.34%	2.10%	0.85%	1.89%
Series portfolio turnover[9]	35%	37%	19%	24%	49%	20%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.02%[4,5]	0.03%[5]	0.05%[5]	0.08%[6]	0.11%[7]	0.19%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.84% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

26

Financial Highlights

TARGET 2025 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.01	$12.50	$10.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.08	0.09	0.09	(0.01)
Net realized and unrealized gain on Underlying Series	0.20	0.80	1.85	0.78

Total from investment operations	0.28	0.89	1.94	0.77

Less distributions to shareholders:
From net investment income	(0.40)	(0.34)	(0.21)	—
From net realized gain on investments	(0.48)	(0.04)	—	—

Total distributions to shareholders	(0.88)	(0.38)	(0.21)	—

Net asset value - End of period	$12.41	$13.01	$12.50	$10.77

Net assets - End of period (000’s omitted)	$10,947	$7,501	$710	$47,648 [4]

Total return[5]	2.29%	7.28%	18.32%	7.70%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[6,7]	0.30%[8]	0.30%[8]	0.30%[6,9]
Net investment income (loss)[3]	1.34%[6]	0.66%	0.80%	(0.30%)[6]
Series portfolio turnover[10]	21%	30%	22%	— [11]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.45%[6,7]	0.59%[8]	10.70%[8]	259%[6,9,12]
TARGET 2025 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.02	$12.53	$10.75	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.09	0.10	(0.01)	(0.02)
Net realized and unrealized gain on Underlying Series	0.18	0.75	1.98	0.77

Total from investment operations	0.27	0.85	1.97	0.75

Less distributions to shareholders:
From net investment income	(0.38)	(0.32)	(0.19)	—
From net realized gain on investments	(0.48)	(0.04)	—	—

Total distributions to shareholders	(0.86)	(0.36)	(0.19)	—

Net asset value - End of period	$12.43	$13.02	$12.53	$10.75

Net assets - End of period (000’s omitted)	$2,000	$3,799	$1,540	$108 [4]

Total return[5]	2.21%	6.93%	18.61%	7.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[6,7]	0.55%[8]	0.55%[8]	0.55%[6,9]
Net investment income (loss)[3]	1.40%[6]	0.75%	(0.10%)	(0.55%)[6]
Series portfolio turnover[10]	21%	30%	22%	— [11]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.45%[6,7]	0.62%[8]	1.75%[8]	3,129%[6,9,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.81%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11Less than 1%.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

27

Financial Highlights

TARGET 2025 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.98	$12.47	$10.77	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.10	0.16	0.12	— [4]
Net realized and unrealized gain on Underlying Series	0.19	0.75	1.81	0.77

Total from investment operations	0.29	0.91	1.93	0.77

Less distributions to shareholders:
From net investment income	(0.41)	(0.36)	(0.23)	—
From net realized gain on investments	(0.48)	(0.04)	—	—

Total distributions to shareholders	(0.89)	(0.40)	(0.23)	—

Net asset value - End of period	$12.38	$12.98	$12.47	$10.77

Net assets - End of period (000’s omitted)	$16,067	$13,046	$9,373	$211 [5]

Total return[6]	2.43%	7.51%	18.26%	7.70%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[7,8]	0.05%[9]	0.05%[9]	0.05%[7,10]
Net investment income (loss)[3]	1.56%[7]	1.22%	1.03%	(0.05%)[7]
Series portfolio turnover[11]	21%	30%	22%	— [12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.45%[7,8]	0.64%[9]	1.43%[9]	1,967%[7,10,13]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.81%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12Less than 1%.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

28

Financial Highlights

TARGET 2030 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.52	$11.40	$9.94	$10.02	$10.15	$8.85

Income from investment operations:
Net investment income[1,2]	0.07	0.10	0.10	0.14	0.16	0.08
Net realized and unrealized gain on Underlying Series	0.19	0.73	1.86	0.66	0.16	1.36

Total from investment operations	0.26	0.83	1.96	0.80	0.32	1.44

Less distributions to shareholders:
From net investment income	(0.42)	(0.35)	(0.15)	(0.17)	(0.15)	(0.11)
From net realized gain on investments	(1.07)	(0.36)	(0.35)	(0.71)	(0.30)	(0.03)

Total distributions to shareholders	(1.49)	(0.71)	(0.50)	(0.88)	(0.45)	(0.14)

Net asset value - End of period	$10.29	$11.52	$11.40	$9.94	$10.02	$10.15

Net assets - End of period (000’s omitted)	$81,436	$118,788	$91,676	$67,510	$63,436	$66,235

Total return[3]	2.56%	7.67%	20.56%	9.12%	3.15%	16.34%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[6]	0.30%[6]	0.30%[7]	0.30%[8]	0.29%[9,10]
Net investment income[2]	1.36%[4]	0.87%	0.90%	1.50%	1.58%	0.87%
Series portfolio turnover[11]	31%	27%	9%	62%	40%	15%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.02%[4,5]	0.03%[6]	0.05%[6]	0.09%[7]	0.11%[8]	0.20%[9]
TARGET 2030 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.37	$11.31	$9.87	$9.96	$10.09	$8.83

Income from investment operations:
Net investment income[1,2]	0.06	0.07	0.07	0.09	0.11	0.06
Net realized and unrealized gain on Underlying Series	0.23	0.67	1.85	0.68	0.19	1.35

Total from investment operations	0.29	0.74	1.92	0.77	0.30	1.41

Less distributions to shareholders:
From net investment income	(0.39)	(0.32)	(0.13)	(0.15)	(0.13)	(0.12)
From net realized gain on investments	(1.07)	(0.36)	(0.35)	(0.71)	(0.30)	(0.03)

Total distributions to shareholders	(1.46)	(0.68)	(0.48)	(0.86)	(0.43)	(0.15)

Net asset value - End of period	$10.20	$11.37	$11.31	$9.87	$9.96	$10.09

Net assets - End of period (000’s omitted)	$12,547	$20,894	$28,034	$18,759	$9,243	$7,162

Total return[3]	2.87%	6.90%	20.19%	8.84%	2.94%	16.01%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[6]	0.55%[6]	0.55%[7]	0.55%[8]	0.54%[9,10]
Net investment income[2]	1.24%[4]	0.62%	0.63%	0.94%	1.11%	0.68%
Series portfolio turnover[11]	31%	27%	9%	62%	40%	15%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.02%[4,5]	0.03%[6]	0.05%[6]	0.09%[7]	0.11%[8]	0.18%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

29

Financial Highlights

TARGET 2030 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.61	$11.48	$10.01	$10.09	$10.21	$8.90

Income from investment operations:
Net investment income[1,2]	0.08	0.14	0.12	0.17	0.07	0.13
Net realized and unrealized gain on Underlying Series	0.19	0.73	1.88	0.65	0.28	1.35

Total from investment operations	0.27	0.87	2.00	0.82	0.35	1.48

Less distributions to shareholders:
From net investment income	(0.43)	(0.38)	(0.18)	(0.19)	(0.17)	(0.14)
From net realized gain on investments	(1.07)	(0.36)	(0.35)	(0.71)	(0.30)	(0.03)

Total distributions to shareholders	(1.50)	(0.74)	(0.53)	(0.90)	(0.47)	(0.17)

Net asset value - End of period	$10.38	$11.61	$11.48	$10.01	$10.09	$10.21

Net assets - End of period (000’s omitted)	$78,351	$58,075	$63,662	$37,832	$20,249	$2,932

Total return[3]	2.68%	7.95%	20.81%	9.36%	3.47%	16.76%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[4,5]	0.05%[6]	0.05%[6]	0.05%[7]	0.05%[8]	0.05%[9]
Net investment income[2]	1.45%[5]	1.23%	1.14%	1.78%	0.74%	1.34%
Series portfolio turnover[10]	31%	27%	9%	62%	40%	15%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.02%[4,5]	0.03%[6]	0.05%[6]	0.09%[7]	0.12%[8]	0.22%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

30

Financial Highlights

TARGET 2035 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.71	$13.22	$10.92	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.07	0.06	0.08	(0.01)
Net realized and unrealized gain on Underlying Series	0.30	0.99	2.35	0.93 [4]

Total from investment operations	0.37	1.05	2.43	0.92

Less distributions to shareholders:
From net investment income	(0.58)	(0.46)	(0.13)	—
From net realized gain on investments	(0.51)	(0.10)	—	—

Total distributions to shareholders	(1.09)	(0.56)	(0.13)	—

Net asset value - End of period	$12.99	$13.71	$13.22	$10.92

Net assets - End of period (000’s omitted)	$7,890	$5,378	$465	$15,034 [5]

Total return[6]	2.89%	8.17%	22.42%	9.20%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[7,8]	0.30%[9]	0.30%[9]	0.30%[8,10]
Net investment income (loss)[3]	1.10%[8]	0.44%	0.66%	(0.30%)[8]
Series portfolio turnover[11]	16%	24%	18%	— [12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.59%[7,8]	0.83%[9]	9.70%[9]	4,581%[8,10,13]
TARGET 2035 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.72	$13.25	$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.05	0.07	— [14]	(0.02)
Net realized and unrealized gain on Underlying Series	0.32	0.93	2.44	0.93 [4]

Total from investment operations	0.37	1.00	2.44	0.91

Less distributions to shareholders:
From net investment income	(0.56)	(0.43)	(0.10)	—
From net realized gain on investments	(0.51)	(0.10)	—	—

Total distributions to shareholders	(1.07)	(0.53)	(0.10)	—

Net asset value - End of period	$13.02	$13.72	$13.25	$10.91

Net assets - End of period (000’s omitted)	$2,435	$2,911	$1,172	$109 [5]

Total return[6]	2.85%	7.82%	22.50%	9.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[7,8]	0.55%[9]	0.55%[9]	0.55%[8,10]
Net investment income (loss)[3]	0.83%[8]	0.49%	0.17%	(0.55%)[8]
Series portfolio turnover[11]	16%	24%	18%	— [12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.59%[7,8]	0.88%[9]	2.38%[9]	9,077%[8,10,13]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Annualized.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12Less than 1%.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

14Less than $0.01.

The accompanying notes are an integral part of the financial statements.

31

Financial Highlights

TARGET 2035 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.75	$13.25	$10.92	$10.00

Income from investment operations:
Net investment income[2,3]	0.08	0.12	0.09	—	[4]
Net realized and unrealized gain on Underlying Series	0.31	0.96	2.38	0.92	[5]

Total from investment operations	0.39	1.08	2.47	0.92

Less distributions to shareholders:
From net investment income	(0.59)	(0.48)	(0.14)	—
From net realized gain on investments	(0.51)	(0.10)	—	—

Total distributions to shareholders	(1.10)	(0.58)	(0.14)	—

Net asset value - End of period	$13.04	$13.75	$13.25	$10.92

Net assets - End of period (000’s omitted)	$12,440	$9,487	$6,322	$213	[6]

Total return[7]	3.07%	8.43%	22.81%	9.20%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[8,9]	0.05%[10]	0.05%[10]	0.05%[9,11]
Net investment income (loss)[3]	1.17%[9]	0.88%	0.75%	(0.05%)[9]
Series portfolio turnover[12]	16%	24%	18%	—	[13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.59%[8,9]	0.91%[10]	2.40%[10]	7,930%[9,11,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

6Represents the whole number without rounding to the 000s.

7Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Annualized.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13Less than 1%.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

32

Financial Highlights

TARGET 2040 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.50	$12.47	$10.29	$10.10	$10.20	$8.79

Income from investment operations:
Net investment income[1,2]	0.05	0.07	0.06	0.07	0.09	0.04 [3]
Net realized and unrealized gain (loss) on Underlying Series	0.29	0.94	2.43	0.74	(0.02)	1.46

Total from investment operations	0.34	1.01	2.49	0.81	0.07	1.50

Less distributions to shareholders:
From net investment income	(0.60)	(0.48)	(0.07)	(0.08)	(0.08)	(0.06)
From net realized gain on investments	(1.53)	(0.50)	(0.24)	(0.54)	(0.09)	(0.03)

Total distributions to shareholders	(2.13)	(0.98)	(0.31)	(0.62)	(0.17)	(0.09)

Net asset value - End of period	$10.71	$12.50	$12.47	$10.29	$10.10	$10.20

Net assets - End of period (000’s omitted)	$50,259	$83,655	$67,576	$51,273	$39,853	$42,417

Total return[4]	3.13%	8.61%	24.81%	8.97%	0.70%	17.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7]	0.30%[7]	0.30%[8]	0.30%[9]	0.29%[10,11]
Net investment income[2]	0.90%[6]	0.54%	0.49%	0.70%	0.88%	0.43%
Series portfolio turnover[12]	33%	22%	13%	24%	19%	4%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.04%[5,6]	0.06%[7]	0.09%[7]	0.14%[8]	0.17%[9]	0.32%[10]
TARGET 2040 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.33	$12.39	$10.22	$10.04	$10.14	$8.76

Income from investment operations:
Net investment income[1,2]	0.04	0.03	0.02	0.05	0.05	0.04
Net realized and unrealized gain (loss) on Underlying Series	0.36	0.86	2.42	0.73	— [3]	1.43

Total from investment operations	0.40	0.89	2.44	0.78	0.05	1.47

Less distributions to shareholders:
From net investment income	(0.57)	(0.45)	(0.03)	(0.06)	(0.06)	(0.06)
From net realized gain on investments	(1.53)	(0.50)	(0.24)	(0.54)	(0.09)	(0.03)

Total distributions to shareholders	(2.10)	(0.95)	(0.27)	(0.60)	(0.15)	(0.09)

Net asset value - End of period	$10.63	$12.33	$12.39	$10.22	$10.04	$10.14

Net assets - End of period (000’s omitted)	$6,391	$10,469	$15,993	$11,827	$11,475	$8,168

Total return[4]	3.63%	7.60%	24.50%	8.67%	0.50%	16.85%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[5,6]	0.55%[7]	0.55%[7]	0.55%[8]	0.55%[9]	0.52%[10,11]
Net investment income[2]	0.74%[6]	0.23%	0.20%	0.54%	0.52%	0.40%
Series portfolio turnover[12]	33%	22%	13%	24%	19%	4%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.04%[5,6]	0.06%[7]	0.09%[7]	0.14%[8]	0.17%[9]	0.31%[10]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

11During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

33

Financial Highlights

TARGET 2040 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.58	$12.55	$10.35	$10.16	$10.26	$8.83

Income from investment operations:
Net investment income[1,2]	0.06	0.10	0.08	0.10	0.04	0.08
Net realized and unrealized gain on Underlying Series	0.29	0.94	2.45	0.74	0.06	1.46

Total from investment operations	0.35	1.04	2.53	0.84	0.10	1.54

Less distributions to shareholders:
From net investment income	(0.61)	(0.51)	(0.09)	(0.11)	(0.11)	(0.08)
From net realized gain on investments	(1.53)	(0.50)	(0.24)	(0.54)	(0.09)	(0.03)

Total distributions to shareholders	(2.14)	(1.01)	(0.33)	(0.65)	(0.20)	(0.11)

Net asset value - End of period	$10.79	$12.58	$12.55	$10.35	$10.16	$10.26

Net assets - End of period (000’s omitted)	$45,971	$32,952	$33,545	$20,194	$11,298	$1,066

Total return[3]	3.26%	8.81%	25.16%	9.23%	0.93%	17.52%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[4,5]	0.05%[6]	0.05%[6]	0.05%[7]	0.05%[8]	0.05%[9]
Net investment income[2]	1.02%[5]	0.79%	0.71%	0.99%	0.35%	0.84%
Series portfolio turnover[10]	33%	22%	13%	24%	19%	4%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.04%[4,5]	0.06%[6]	0.09%[6]	0.14%[7]	0.18%[8]	0.36%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

34

Financial Highlights

TARGET 2045 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.32	$13.73	$11.01	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.04	0.03	0.03	(0.01)
Net realized and unrealized gain on Underlying Series	0.43	1.15	2.74	1.02 [4]

Total from investment operations	0.47	1.18	2.77	1.01

Less distributions to shareholders:
From net investment income	(0.74)	(0.52)	(0.05)	—
From net realized gain on investments	(0.58)	(0.07)	—	—

Total distributions to shareholders	(1.32)	(0.59)	(0.05)	—

Net asset value - End of period	$13.47	$14.32	$13.73	$11.01

Net assets - End of period (000’s omitted)	$3,487	$3,041	$234	$3,320 [5]

Total return[6]	3.57%	8.90%	25.23%	10.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[7,8]	0.30%[9]	0.30%[9]	0.30%[7,10]
Net investment income (loss)[3]	0.61%[7]	0.23%	0.26%	(0.30%)[7]
Series portfolio turnover[11]	17%	48%	20%	— [12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.42%[7,8]	1.95%[9]	17.80%[9]	3,204%[7,10,13]
TARGET 2045 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.25	$13.66	$10.99	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.03	0.02	0.01	(0.02)
Net realized and unrealized gain on Underlying Series	0.42	1.13	2.71	1.01 [4]

Total from investment operations	0.45	1.15	2.72	0.99

Less distributions to shareholders:
From net investment income	(0.72)	(0.49)	(0.05)	—
From net realized gain on investments	(0.58)	(0.07)	—	—

Total distributions to shareholders	(1.30)	(0.56)	(0.05)	—

Net asset value - End of period	$13.40	$14.25	$13.66	$10.99

Net assets - End of period (000’s omitted)	$1,581	$1,825	$618	$110 [5]

Total return[6]	3.42%	8.71%	24.87%	9.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[7,8]	0.55%[9]	0.55%[9]	0.55%[7,10]
Net investment income (loss)[3]	0.39%[7]	0.12%	0.11%	(0.55%)[7]
Series portfolio turnover[11]	17%	48%	20%	— [12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.42%[7,8]	2.06%[9]	9.07%[9]	8,326%[7,10,13]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.81%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12Less than 1%.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.
The accompanying notes are an integral part of the financial statements.

35

Financial Highlights

TARGET 2045 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.35	$13.75	$11.01	$10.00

Income from investment operations:
Net investment income[2,3]	0.06	0.08	0.06	—	[4]
Net realized and unrealized gain on Underlying Series	0.42	1.14	2.74	1.01	[5]

Total from investment operations	0.48	1.22	2.80	1.01

Less distributions to shareholders:
From net investment income	(0.76)	(0.55)	(0.06)	—
From net realized gain on investments	(0.58)	(0.07)	—	—

Total distributions to shareholders	(1.34)	(0.62)	(0.06)	—

Net asset value - End of period	$13.49	$14.35	$13.75	$11.01

Net assets - End of period (000’s omitted)	$4,904	$2,894	$1,983	$214	[6]

Total return[7]	3.64%	9.15%	25.58%	10.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[8,9]	0.05%[10]	0.05%[10]	0.05%[8,11]
Net investment income (loss)[3]	0.85%[8]	0.57%	0.46%	(0.05%)[8]
Series portfolio turnover[12]	17%	48%	20%	—	[13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.42%[8,9]	2.14%[10]	6.82%[10]	7,036%[8,11,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

6Represents the whole number without rounding to the 000s.

7Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

8Annualized.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.81%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13Less than 1%.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

36

Financial Highlights

TARGET 2050 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.73	$13.52	$10.81	$10.20	$10.22	$8.85

Income from investment operations:
Net investment income[1,2]	0.05	0.05	0.05	0.07	0.09	0.03
Net realized and unrealized gain (loss) on Underlying Series	0.37	1.07	2.74	0.81	(0.01)	1.48

Total from investment operations	0.42	1.12	2.79	0.88	0.08	1.51

Less distributions to shareholders:
From net investment income	(0.71)	(0.54)	(0.05)	(0.08)	(0.08)	(0.06)
From net realized gain on investments	(1.43)	(0.37)	(0.03)	(0.19)	(0.02)	(0.08)

Total distributions to shareholders	(2.14)	(0.91)	(0.08)	(0.27)	(0.10)	(0.14)

Net asset value - End of period	$12.01	$13.73	$13.52	$10.81	$10.20	$10.22

Net assets - End of period (000’s omitted)	$14,272	$47,531	$36,591	$24,759	$18,293	$15,242

Total return[3]	3.52%	8.80%	25.99%	9.07%	0.76%	17.16%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[6]	0.30%[6]	0.30%[7]	0.30%[7]	0.30%[8,9]
Net investment income[2]	0.76%[4]	0.40%	0.37%	0.69%	0.82%	0.28%
Series portfolio turnover[10]	29%	13%	5%	5%	10%	3%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.14%[4,5]	0.18%[6]	0.26%[6]	0.43%[7]	0.54%[7]	1.07%[8]
TARGET 2050 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.60	$13.43	$10.74	$10.14	$10.16	$8.82

Income from investment operations:
Net investment income[1,2]	0.04	0.01	0.01	0.05	0.06	0.03
Net realized and unrealized gain (loss) on Underlying Series	0.40	1.04	2.73	0.80	— [11]	1.44

Total from investment operations	0.44	1.05	2.74	0.85	0.06	1.47

Less distributions to shareholders:
From net investment income	(0.69)	(0.51)	(0.02)	(0.06)	(0.06)	(0.05)
From net realized gain on investments	(1.43)	(0.37)	(0.03)	(0.19)	(0.02)	(0.08)

Total distributions to shareholders	(2.12)	(0.88)	(0.05)	(0.25)	(0.08)	(0.13)

Net asset value - End of period	$11.92	$13.60	$13.43	$10.74	$10.14	$10.16

Net assets - End of period (000’s omitted)	$2,483	$5,140	$5,022	$3,448	$2,686	$2,154

Total return[3]	3.66%	8.28%	25.69%	8.75%	0.56%	16.85%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[6]	0.55%[6]	0.55%[7]	0.55%[7]	0.53%[8,9]
Net investment income[2]	0.66%[4]	0.10%	0.11%	0.45%	0.55%	0.27%
Series portfolio turnover[10]	29%	13%	5%	5%	10%	3%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.14%[4,5]	0.18%[6]	0.26%[6]	0.43%[7]	0.54%[7]	1.44%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.81%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

9During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11Less than $0.01.

The accompanying notes are an integral part of the financial statements.

37

Financial Highlights

TARGET 2050 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.82	$13.60	$10.88	$10.26	$10.28	$8.90

Income from investment operations:
Net investment income[1,2]	0.05	0.08	0.07	0.09	0.03	0.07
Net realized and unrealized gain on Underlying Series	0.40	1.08	2.76	0.83	0.08	1.47

Total from investment operations	0.45	1.16	2.83	0.92	0.11	1.54

Less distributions to shareholders:
From net investment income	(0.73)	(0.57)	(0.08)	(0.11)	(0.11)	(0.08)
From net realized gain on investments	(1.43)	(0.37)	(0.03)	(0.19)	(0.02)	(0.08)

Total distributions to shareholders	(2.16)	(0.94)	(0.11)	(0.30)	(0.13)	(0.16)

Net asset value - End of period	$12.11	$13.82	$13.60	$10.88	$10.26	$10.28

Net assets - End of period (000’s omitted)	$14,919	$12,077	$9,042	$4,016	$2,121	$129

Total return[3]	3.72%	9.07%	26.21%	9.39%	0.98%	17.40%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[4,5]	0.05%[6]	0.05%[6]	0.05%[7]	0.05%[7]	0.05%[8]
Net investment income[2]	0.88%[4]	0.62%	0.57%	0.89%	0.25%	0.76%
Series portfolio turnover[9]	29%	13%	5%	5%	10%	3%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.14%[4,5]	0.18%[6]	0.26%[6]	0.43%[7]	0.57%[7]	1.90%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.81%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

38

Financial Highlights

TARGET 2055 SERIES CLASS K	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.94	$13.85	$11.04	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.05	0.06	(0.02)	(0.01)
Net realized and unrealized gain on Underlying Series	0.42	1.05	2.86	1.05

Total from investment operations	0.47	1.11	2.84	1.04

Less distributions to shareholders:
From net investment income	(0.72)	(0.55)	(0.03)	—
From net realized gain on investments	(0.38)	(0.47)	—	—

Total distributions to shareholders	(1.10)	(1.02)	(0.03)	—

Net asset value - End of period	$13.31	$13.94	$13.85	$11.04

Net assets - End of period (000’s omitted)	$1,230	$1,777	$208	$214 [4]

Total return[5]	3.65%	8.50%	25.79%	10.40%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[6,7]	0.30%[8]	0.30%[8]	0.30%[6,9]
Net investment income (loss)[3]	0.69%[6]	0.43%	(0.17%)	(0.30%)[6]
Series portfolio turnover[10]	40%	63%	605%	— [11]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	3.97%[6,7]	4.79%[8]	62.25%[8]	19,197%[6,9,12]

TARGET 2055 SERIES CLASS R	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.83	$13.77	$11.03	$10.00

Income (loss) from investment operations:
Net investment loss[2,3]	0.03	0.03	(0.01)	(0.02)
Net realized and unrealized gain on Underlying Series	0.42	1.04	2.77	1.05

Total from investment operations	0.45	1.07	2.76	1.03

Less distributions to shareholders:
From net investment income	(0.70)	(0.54)	(0.02)	—
From net realized gain on investments	(0.38)	(0.47)	—	—

Total distributions to shareholders	(1.08)	(1.01)	(0.02)	—

Net asset value - End of period	$13.20	$13.83	$13.77	$11.03

Net assets - End of period (000’s omitted)	$412	$515	$51	$110 [4]

Total return[5]	3.53%	8.21%	25.01%	10.30%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[6,7]	0.55%[8]	0.55%[8]	0.55%[6,9]
Net investment loss[3]	0.42%[6]	0.24%	(0.07%)	(0.55%)[6]
Series portfolio turnover[10]	40%	63%	605%	— [11]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	3.97%[6,7]	5.39%[8]	129.56%[8]	19,015%[6,9,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.81%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11The Series had no portfolio turnover for the period.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

39

Financial Highlights

TARGET 2055 SERIES CLASS I	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 6/25/12[1] TO 10/31/12
	4/30/15 (UNAUDITED)	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.05	$13.94	$11.05	$10.00

Income from investment operations:
Net investment income[2,3]	0.05	0.08	— [4]	— [4]
Net realized and unrealized gain (loss) on Underlying Series	0.44	1.07	2.94	1.05

Total from investment operations	0.49	1.15	2.94	1.05

Less distributions to shareholders:
From net investment income	(0.74)	(0.57)	(0.05)	—
From net realized gain on investments	(0.38)	(0.47)	—	—

Total distributions to shareholders	(1.12)	(1.04)	(0.05)	—

Net asset value - End of period	$13.42	14.05	13.94	11.05

Net assets - End of period (000’s omitted)	$1,267	$872	$366	$215 [5]

Total return[6]	3.77%	8.75%	26.67%	10.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[7,8]	0.05%[9]	0.05%[9]	0.05%[7,10]
Net investment income (loss)[3]	0.83%[7]	0.57%	(0.03%)	(0.05%)[7]
Series portfolio turnover[11]	40%	63%	605%	— [12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average the expense ratios (to average net assets) would have been increased by the following amount:

	3.97%[7,8]	7.80%[9]	8.21%[9]	19,201%[7,10,13]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.81%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12The Series had no portfolio turnover for the period.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

40

Notes to Financial Statements

(unaudited)

1.	Organization

Target Income Series, Target 2010 Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series and Target 2055 Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”) according to a target asset allocation strategy. The Series are designed to provide single investment portfolios that adjust over time to meet the changing risk and return objectives of investors over their expected investment horizon. As the target retirement date approaches, the Series’ portfolios become more conservative with a larger fixed-income investment component. The financial statements of the Underlying Series should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue three classes of shares (Class K, R and I). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2015, 10.8 billion shares have been designated in total among 43 series, 40 million have been designated in each of the Series for Class K and R common stock and 100 million have been designated in each of the Series for Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

41

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

	TARGET INCOME SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$64,493,201	$64,493,201	$—	$—

Total assets	$64,493,201	$64,493,201	$—	$—

	TARGET 2010 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$41,210,673	$41,210,673	$—	$—

Total assets	$41,210,673	$41,210,673	$—	$—

	TARGET 2015 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$9,789,965	$9,789,965	$—	$—

Total assets	$9,789,965	$9,789,965	$—	$—

	TARGET 2020 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$167,028,621	$167,028,621	$—	$—

Total assets	$167,028,621	$167,028,621	$—	$—

	TARGET 2025 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$29,056,052	$29,056,052	$—	$—

Total assets	$29,056,052	$29,056,052	$—	$—

	TARGET 2030 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$172,670,310	$172,670,310	$—	$—

Total assets	$172,670,310	$172,670,310	$—	$—

42

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	TARGET 2035 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$22,807,444	$22,807,444	$—	$—

Total assets	$22,807,444	$22,807,444	$—	$—

	TARGET 2040 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$103,196,234	$103,196,234	$—	$—

Total assets	$103,196,234	$103,196,234	$—	$—

	TARGET 2045 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$10,012,070	$10,012,070	$—	$—

Total assets	$10,012,070	$10,012,070	$—	$—

	TARGET 2050 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$31,681,582	$31,681,582	$—	$—

Total assets	$31,681,582	$31,681,582	$—	$—

	TARGET 2055 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$3,004,263	$3,004,263	$—	$—

Total assets	$3,004,263	$3,004,263	$—	$—

There were no Level 2 or Level 3 securities held by any of the Series as of October 31, 2014 or April 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Expenses included in the accompanying statements of operations do not include any expense of the Underlying Series.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

43

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2015, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, and Target 2050 Series tax returns remains open for the years ended October 31, 2011 through October 31, 2014. The statute of limitations on Target 2015 Series, Target 2025 Series, Target 2035 Series, Target 2045 Series, and Target 2055 Series remains open for the years ended October 31, 2012 through October 31, 2014. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/ repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

44

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least February 28, 2020 for Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, Target 2050 Series and until at least February 28, 2023 for Target 2015 Series, Target 2025 Series, Target 2035 Series, Target 2045 Series, and Target 2055 Series, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of distribution and service fees, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended April 30, 2015, the Advisor reimbursed expenses of $40,793 for Target Income Series, $43,380 for Target 2010 Series, $64,723 for Target 2015 Series, $18,937 for Target 2020 Series, $61,718 for Target 2025 Series, $17,816 for Target 2030 Series, $62,329 for Target 2035 Series, $29,270 for Target 2040 Series, $63,858 for Target 2045 Series, $43,073 for Target 2050 Series, and $65,757 for Target 2055 Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class K and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class K shares and 0.50% of average daily net assets attributable to Class R shares. There are no distribution and services fees on the Class I shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.00225% of average daily net assets with an annual base fee of $40,000 per Target series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

45

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2015, purchases and sales of Underlying Series were as follows:

SERIES	PURCHASES	SALES
Target Income Series	$9,187,943	$17,855,805
Target 2010 Series	$17,619,382	$22,297,875
Target 2015 Series	$4,037,522	$3,120,998
Target 2020 Series	$70,364,378	$65,877,014
Target 2025 Series	$12,986,510	$5,697,179
Target 2030 Series	$63,824,871	$64,351,382
Target 2035 Series	$10,873,830	$3,434,118
Target 2040 Series	$43,484,057	$55,900,994
Target 2045 Series	$4,907,450	$1,574,944
Target 2050 Series	$18,290,452	$41,800,644
Target 2055 Series	$1,598,664	$1,343,494

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers during the six months ended April 30, 2015 is set forth below:

TARGET INCOME SERIES	VALUE AT 10/31/14	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/15	SHARES HELD AT 4/30/15	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Conservative Term Series - Class I	$77,491,610	$9,187,943	$17,855,805	$64,493,201	6,113,100	$928,936	$4,867,213

	$77,491,610	$9,187,943	$17,855,805	$64,493,201		$928,936	$4,867,213

TARGET 2010 SERIES	VALUE AT 10/31/14	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/15	SHARES HELD AT 4/30/15	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Moderate Term Series - Class I	$9,735,573	$1,419,667	$10,075,178	$—	—	$89,835	$317,282
Manning & Napier Pro-Blend® Conservative Term Series - Class I	39,329,266	16,199,715	12,222,697	41,210,673	3,906,225	485,960	2,043,059

	$49,064,839	$17,619,382	$22,297,875	$41,210,673		$575,795	$2,360,341

46

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2015 SERIES	VALUE AT 10/31/14	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/15	SHARES HELD AT 4/30/15	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Extended Term Series - Class I	$481,989	$63,486	$475,500	$—	—	$4,477	$(2,022)
Manning & Napier Pro-Blend® Moderate Term Series - Class I	9,110,760	3,974,036	2,645,498	9,789,965	932,378	82,265	610,966

	$9,592,749	$4,037,522	$3,120,998	$9,789,965		$86,742	$608,944

TARGET 2020 SERIES	VALUE AT 10/31/14	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/15	SHARES HELD AT 4/30/15	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Extended Term Series - Class I	$72,173,371	$16,011,492	$36,745,062	$42,262,477	4,201,041	$700,409	$6,852,691
Manning & Napier Pro-Blend® Moderate Term Series - Class I	107,493,265	54,352,886	29,131,952	124,766,144	11,882,490	1,014,393	9,647,448

	$179,666,636	$70,364,378	$65,877,014	$167,028,621		$1,714,802	$16,500,139

TARGET 2025 SERIES	VALUE AT 10/31/14	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/15	SHARES HELD AT 4/30/15	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$1,220,730	$278,654	$1,257,650	$—	—	$6,155	$(11,902)
Manning & Napier Pro-Blend® Extended Term Series - Class I	23,153,153	12,707,856	4,439,529	29,056,052	2,888,276	222,258	2,523,021

	$24,373,883	$12,986,510	$5,697,179	$29,056,052		$228,413	$2,511,119

TARGET 2030 SERIES	VALUE AT 10/31/14	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/15	SHARES HELD AT 4/30/15	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$59,452,391	$16,120,052	$22,412,454	$43,901,843	4,099,145	$304,289	$10,505,023
Manning & Napier Pro-Blend® Extended Term Series - Class I	138,366,980	47,704,819	41,938,928	128,768,467	12,800,467	1,347,981	17,801,271

	$197,819,371	$63,824,871	$64,351,382	$172,670,310		$1,652,270	$28,306,294

47

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2035 SERIES	VALUE AT 10/31/14	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/15	SHARES HELD AT 4/30/15	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$9,811,536	$5,385,313	$2,149,327	$11,509,030	1,074,606	$53,730	$1,490,321
Manning & Napier Pro-Blend® Extended Term Series - Class I	7,992,876	5,488,517	1,284,791	11,298,414	1,123,103	83,429	996,256

	$17,804,412	$10,873,830	$3,434,118	$22,807,444		$137,159	$2,486,577

TARGET 2040 SERIES	VALUE AT 10/31/14	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/15	SHARES HELD AT 4/30/15	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$106,793,252	$29,910,518	$43,665,688	$77,848,504	7,268,768	$514,640	$17,583,617
Manning & Napier Pro-Blend® Extended Term Series - Class I	26,636,668	13,573,539	12,235,306	25,347,730	2,519,655	244,322	2,657,305

	$133,429,920	$43,484,057	$55,900,994	$103,196,234		$758,962	$20,240,922

TARGET 2045 SERIES	VALUE AT 10/31/14	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/15	SHARES HELD AT 4/30/15	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$7,789,209	$4,907,450	$1,574,944	$10,012,070	934,834	$40,944	$1,200,215

	$7,789,209	$4,907,450	$1,574,944	$10,012,070		$40,944	$1,200,215

TARGET 2050 SERIES	VALUE AT 10/31/14	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/15	SHARES HELD AT 4/30/15	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$64,776,991	$18,290,452	$41,800,644	$31,681,582	2,958,131	$316,862	$8,935,222

	$64,776,991	$18,290,452	$41,800,644	$31,681,582		$316,862	$8,935,222

TARGET 2055 SERIES	VALUE AT 10/31/14	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/15	SHARES HELD AT 4/30/15	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$3,183,296	$1,598,664	$1,343,494	$3,004,263	280,510	$15,779	$335,959

	$3,183,296	$1,598,664	$1,343,494	$3,004,263		$15,779	$335,959

48

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in Class K, Class R, Class C and Class I shares:

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14		FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	139,405	$1,402,788	594,916	$6,346,724	34,068	$347,160	197,021	$2,073,981
Reinvested	459,508	4,535,345	298,064	3,099,837	115,273	1,123,916	80,398	826,443
Repurchased	(593,191)	(5,951,575)	(389,501)	(4,186,913)	(1,186,626)	(11,663,825)	(264,088)	(2,799,033)

Total	5,722	$(13,442)	503,479	$5,259,648	(1,037,285)	$(10,192,749)	13,331	$101,391

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/15				FOR THE YEAR ENDED 10/31/14
	CLASS I SHARES		AMOUNTS		CLASS I SHARES		AMOUNTS
Sold		357,841	$	3,694,818		538,207	$	5,835,286
Reinvested		102,836		1,017,045		66,226		690,717
Repurchased		(142,690)		(1,469,521)		(558,452)		(6,030,911)

Total		317,987	$	3,242,342		45,981	$	495,092

TARGET 2010 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14		FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	170,704	$1,672,694	318,771	$3,275,052	12,989	$125,140	69,137	$704,913
Reinvested	271,911	2,569,563	185,196	1,836,931	26,901	252,333	30,052	295,220
Repurchased	(1,032,381)	(9,895,403)	(347,452)	(3,572,782)	(245,483)	(2,298,578)	(303,003)	(3,109,350)

Total	(589,766)	$(5,653,146)	156,515	$1,539,201	(205,593)	$(1,921,105)	(203,814)	$(2,109,217)

TARGET 2010 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15				FOR THE YEAR ENDED 10/31/14
	CLASS I SHARES		AMOUNTS		CLASS I SHARES		AMOUNTS
Sold		340,673	$	3,490,161		409,762	$	4,205,814
Reinvested		152,846		1,450,501		97,156		967,752
Repurchased		(158,724)		(1,537,606)		(552,748)		(5,635,274)

Total		334,795	$	3,403,056		(45,830)	$	(461,708)

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14		FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	117,775	$1,352,549	272,455	$3,220,613	11,354	$132,456	79,960	$959,149
Reinvested	14,871	169,530	3,246	38,136	7,339	83,810	2,807	32,583
Repurchased	(106,684)	(1,241,532)	(97,164)	(1,148,035)	(83,094)	(955,507)	(37,416)	(454,556)

Total	25,962	$280,547	178,537	$2,110,714	(64,401)	$(739,241)	45,351	$537,176

49

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15					FOR THE YEAR ENDED 10/31/14
	CLASS I SHARES		AMOUNTS			CLASS I SHARES		AMOUNTS
Sold		125,847	$		1,449,644		249,113	$		2,960,038
Reinvested		23,662			270,454		7,624			89,090
Repurchased		(65,237)			(761,302)		(167,732)			(1,999,024)

Total		84,272	$		958,796		89,005	$		1,050,104

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14			FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	CLASS K SHARES	AMOUNTS	CLASS K SHARES		AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES		AMOUNTS
Sold	829,023	$8,313,516		1,798,069	$19,200,184	87,518	$863,569		866,122	$9,205,721
Reinvested	994,720	9,608,995		490,851	5,042,352	228,458	2,181,769		174,536	1,768,517
Repurchased	(2,738,763)	(26,781,591)		(1,111,332)	(11,902,836)	(1,523,083)	(14,597,095)		(1,764,377)	(18,770,783)

Total	(915,020)	$(8,859,080)		1,177,588	$12,339,700	(1,207,107)	$(11,551,757)		(723,719)	$(7,796,545)

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15					FOR THE YEAR ENDED 10/31/14
	CLASS I SHARES		AMOUNTS			CLASS I SHARES		AMOUNTS
Sold		2,087,201	$		21,470,151		1,670,826	$		17,839,002
Reinvested		729,627			7,077,381		392,551			4,043,714
Repurchased		(475,946)			(4,747,952)		(2,875,004)			(30,309,189)

Total		2,340,882	$		23,799,580		(811,627)	$		(8,426,473)

TARGET 2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14			FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	CLASS K SHARES	AMOUNTS	CLASS K SHARES		AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES		AMOUNTS
Sold	347,510	$4,340,834		622,495	$7,855,821	30,854	$379,733		199,173	$2,563,183
Reinvested	48,933	593,556		3,736	47,738	20,512	249,429		4,793	59,676
Repurchased	(91,142)	(1,141,706)		(106,271)	(1,352,858)	(182,228)	(2,236,855)		(35,183)	(458,590)

Total	305,301	$3,792,684		519,960	$6,550,701	(130,862)	$(1,607,693)		168,783	$2,164,269

TARGET 2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15					FOR THE YEAR ENDED 10/31/14
	CLASS I SHARES		AMOUNTS			CLASS I SHARES		AMOUNTS
Sold		376,146	$		4,592,052		546,701	$		6,960,557
Reinvested		62,036			750,019		21,225			262,305
Repurchased		(145,735)			(1,822,678)		(314,359)			(3,995,477)

Total		292,447	$		3,519,393		253,567	$		3,227,385

50

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14		FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	1,084,507	$11,445,219	2,709,470	$30,826,158	170,168	$1,776,527	703,724	$7,936,872
Reinvested	1,530,597	15,382,494	541,087	5,886,045	271,654	2,711,109	155,634	1,677,028
Repurchased	(5,013,290)	(50,919,006)	(980,255)	(11,210,450)	(1,048,986)	(10,456,974)	(1,500,947)	(17,167,486)

Total	(2,398,186)	$(24,091,293)	2,270,302	$25,501,753	(607,164)	$(5,969,338)	(641,589)	$(7,553,586)

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15				FOR THE YEAR ENDED 10/31/14
	CLASS I SHARES		AMOUNTS		CLASS I SHARES		AMOUNTS
Sold		2,191,916	$	23,846,000		1,524,584	$	17,468,968
Reinvested		858,073		8,692,283		358,433		3,925,732
Repurchased		(505,737)		(5,308,622)		(2,425,197)		(27,175,575)

Total		2,544,252	$	27,229,661		(542,180)	$	(5,780,875)

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14		FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	231,769	$3,139,485	427,866	$5,666,101	33,484	$434,622	143,162	$1,964,601
Reinvested	46,127	584,888	2,814	37,215	17,879	227,420	4,353	56,641
Repurchased	(62,880)	(817,661)	(73,524)	(978,828)	(76,423)	(978,246)	(23,835)	(324,572)

Total	215,016	$2,906,712	357,156	$4,724,488	(25,060)	$(316,204)	123,680	$1,696,670

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15				FOR THE YEAR ENDED 10/31/14
	CLASS I SHARES		AMOUNTS		CLASS I SHARES		AMOUNTS
Sold		354,515	$	4,613,343		358,146	$	4,832,377
Reinvested		56,240		714,815		18,998		246,760
Repurchased		(146,622)		(1,928,858)		(164,131)		(2,186,471)

Total		264,133	$	3,399,300		213,013	$	2,892,666

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14		FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	639,014	$6,964,196	1,663,928	$20,388,860	78,910	$860,671	341,962	$4,218,529
Reinvested	1,338,525	13,974,205	461,132	5,408,209	171,943	1,784,772	105,481	1,227,456
Repurchased	(3,977,192)	(41,932,624)	(848,925)	(10,505,295)	(499,025)	(5,139,735)	(888,702)	(11,026,033)

Total	(1,999,653)	$(20,994,223)	1,276,135	$15,291,774	(248,172)	$(2,494,292)	(441,259)	$(5,580,048)

51

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15					FOR THE YEAR ENDED 10/31/14
	CLASS I SHARES		AMOUNTS			CLASS I SHARES		AMOUNTS
Sold		1,309,760	$		15,032,002		1,035,519	$		12,900,186
Reinvested		630,924			6,631,013		221,903			2,616,468
Repurchased		(298,364)			(3,369,998)		(1,311,468)			(15,980,412)

Total		1,642,320	$		18,293,017		(54,046)	$		(463,758)

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14			FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	CLASS K SHARES	AMOUNTS	CLASS K SHARES		AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES		AMOUNTS
Sold	59,834	$795,421		251,163	$3,461,043	30,831	$407,528		135,581	$1,917,245
Reinvested	20,344	266,916		1,483	20,141	12,638	165,044		2,053	27,487
Repurchased	(33,644)	(464,505)		(57,306)	(800,928)	(53,574)	(709,592)		(54,743)	(783,372)

Total	46,534	$597,832		195,340	$2,680,256	(10,105)	$(137,020)		82,891	$1,161,360

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15					FOR THE YEAR ENDED 10/31/14
	CLASS I SHARES		AMOUNTS			CLASS I SHARES		AMOUNTS
Sold		202,989	$		2,787,115		164,103	$		2,300,673
Reinvested		25,098			329,539		3,643			49,123
Repurchased		(66,311)			(895,172)		(110,339)			(1,520,716)

Total		161,776	$		2,221,482		57,407	$		829,080

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14			FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	CLASS K SHARES	AMOUNTS	CLASS K SHARES		AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES		AMOUNTS
Sold	380,456	$4,628,404		787,621	$10,725,330	54,343	$658,708		194,818	$2,642,156
Reinvested	640,280	7,491,281		197,269	2,536,504	68,631	797,489		26,639	339,988
Repurchased	(3,295,802)	(38,759,346)		(229,237)	(3,114,414)	(292,527)	(3,373,423)		(217,531)	(2,973,315)

Total	(2,275,066)	$(26,639,661)		755,653	$10,147,420	(169,553)	$(1,917,226)		3,926	$8,829

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15					FOR THE YEAR ENDED 10/31/14
	CLASS I SHARES		AMOUNTS			CLASS I SHARES		AMOUNTS
Sold		374,117	$		4,684,559		457,101	$		6,219,219
Reinvested		169,828			2,000,567		46,716			605,112
Repurchased		(185,429)			(2,315,006)		(294,896)			(3,974,400)

Total		358,516	$		4,370,120		208,921	$		2,849,931

52

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2055 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14			FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	CLASS K SHARES	AMOUNTS	CLASS K SHARES		AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES		AMOUNTS
Sold	44,981	$603,340		193,900	$2,669,309	11,935	$156,344		44,218	$617,792
Reinvested	11,184	144,948		1,621	21,518	3,167	40,727		477	6,272
Repurchased	(91,187)	(1,211,518)		(83,064)	(1,155,364)	(21,118)	(274,513)		(11,124)	(150,506)

Total	(35,022)	$(463,230)		112,457	$1,535,463	(6,016)	$(77,442)		33,571	$473,558

TARGET 2055 SERIES:	FOR THE SIX MONTHS ENDED 4/30/15					FOR THE YEAR ENDED 10/31/14
	CLASS I SHARES		AMOUNTS			CLASS I SHARES		AMOUNTS
Sold		46,567	$		625,567		52,372	$		725,482
Reinvested		5,730			74,831		2,029			26,809
Repurchased		(19,930)			(269,418)		(18,639)			(259,702)

Total		32,367	$		430,980		35,762	$		492,589

The following table represents instances at April 30, 2015, where a shareholder account owned greater than 10% of a Series:

SERIES	NUMBER OF ACCOUNTS OVER 10%	SHARES OWNED	PERCENTAGE OF SERIES SHARES OUTSTANDING	VALUE
Target Income Series	1	4,148,423	64.4%	$41,525,714
Target 2010 Series	2	2,315,966	53.9%	$22,190,016
Target 2015 Series	1	170,458	20.4%	$1,989,240
Target 2020 Series	2	6,455,099	38.2%	$63,746,929
Target 2025 Series	2	839,167	35.8%	$10,397,162
Target 2030 Series	2	6,070,853	36.4%	$62,679,305
Target 2035 Series	2	772,174	44.2%	$10,055,597
Target 2040 Series	3	4,248,547	44.5%	$45,615,406
Target 2045 Series	2	298,053	40.3%	$4,017,537
Target 2050 Series	2	803,557	30.6%	$9,699,012
Target 2055 Series	4	128,704	59.0%	$1,716,101

Investment activities of these shareholders may have a material effect on the Series.

7.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were directly held by the Series as of April 30, 2015.

53

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2014 were as follows:

	TARGET INCOME SERIES	TARGET 2010 SERIES	TARGET 2015 SERIES	TARGET 2020 SERIES	TARGET 2025 SERIES	TARGET 2030 SERIES
Ordinary income (2014)	$1,959,383	$1,296,135	$159,729	$4,396,383	$380,884	$6,847,796
Long-term capital gain (2014)	$2,802,409	$1,873,685	$83	$6,768,937	$1,902	$4,866,589

	TARGET 2035 SERIES	TARGET 2040 SERIES	TARGET 2045 SERIES	TARGET 2050 SERIES	TARGET 2055 SERIES
Ordinary income (2014)	$340,596	$4,664,257	$116,039	$2,125,579	$54,737
Long-term capital gain (2014)	$2,057	$4,711,859	$496	$1,452,018	$19

At April 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized depreciation, and the net unrealized depreciation were as follows:

	TARGET INCOME SERIES	TARGET 2010 SERIES	TARGET 2015 SERIES	TARGET 2020 SERIES	TARGET 2025 SERIES	TARGET 2030 SERIES
Cost for federal income tax purposes	$66,202,684	$41,782,669	$10,199,019	$173,077,317	$30,820,917	$182,594,675
Unrealized appreciation	$—	$—	$—	$—	$—	$—
Unrealized depreciation	(1,709,483)	(571,996)	(409,054)	(6,048,696)	(1,764,865)	(9,924,365)

Net unrealized depreciation	$(1,709,483)	$(571,996)	$(409,054)	$(6,048,696)	$(1,764,865)	$(9,924,365)

	TARGET 2035 SERIES	TARGET 2040 SERIES	TARGET 2045 SERIES	TARGET 2050 SERIES	TARGET 2055 SERIES
Cost for federal income tax purposes	$24,866,151	$110,127,282	$11,013,004	$33,338,428	$3,364,497
Unrealized appreciation	$—	$—	$—	$—	$—
Unrealized depreciation	(2,058,707)	(6,931,048)	(1,000,934)	(1,656,846)	(360,234)

Net unrealized depreciation	$(2,058,707)	$(6,931,048)	$(1,000,934)	$(1,656,846)	$(360,234)

At October 31, 2014, Target 2050 Series had a capital loss carryover of $334, which is subject to limitations under Section 382-384 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gains, if any, which will expire on October 31, 2017.

9.	Subsequent Events

In preparing these financial statements, management of the Series has evaluated events and transactions for recognition or disclosure through the date the financial statements were available to be issued and the following item was noted:

On November 18, 2014, the Board of Directors of the Series authorized and approved a plan to merge Manning & Napier Target 2010 Series into the Manning & Napier Target Income Series. The purpose of the transaction will be to combine two portfolios with comparable investment objectives and strategies. The merger is scheduled to take place in September 2015.

54

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 18, 2014, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2014 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 28 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 20 of the 36 active Series of the Fund are currently experiencing expenses above the capped expense ratios and thus the Advisor is incurring those expenses over the caps. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

55

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

56

{This page intentionally left blank}

57

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNTGT-04/15-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2015

www.manning-napier.com

DISCIPLINED VALUE SERIES

Disciplined Value Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each Class at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD* 11/1/14-4/30/15	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,030.70	$3.93	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91	0.78%
Class I
Actual	$1,000.00	$1,032.10	$2.67	0.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$2.66	0.53%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

1

Disciplined Value Series

Portfolio Composition as of April 30, 2015

(unaudited)

2

Disciplined Value Series

Investment Portfolio - April 30, 2015

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 97.8%

Consumer Discretionary - 10.8%
Auto Components - 0.6%
Johnson Controls, Inc.	25,619	$1,290,685

Automobiles - 0.4%
Harley-Davidson, Inc.	13,515	759,678

Distributors - 0.4%
Genuine Parts Co.	8,777	788,613

Hotels, Restaurants & Leisure - 2.5%
McDonald’s Corp.	38,768	3,743,050
Yum! Brands, Inc.	16,384	1,408,369

		5,151,419

Media - 2.1%
Omnicom Group, Inc.	12,235	926,924
Pearson plc - ADR (United Kingdom)	39,356	796,565
Thomson Reuters Corp.	34,329	1,409,549
WPP plc - ADR (United Kingdom)	11,448	1,332,891

		4,465,929

Multiline Retail - 1.2%
Kohl’s Corp.	11,209	803,125
Target Corp.	21,378	1,685,228

		2,488,353

Specialty Retail - 3.6%
Best Buy Co., Inc.	18,788	651,004
The Gap, Inc.	22,382	887,222
The Home Depot, Inc.	44,636	4,775,159
L Brands, Inc.	13,727	1,226,645

		7,540,030

Total Consumer Discretionary		22,484,707

Consumer Staples - 17.8%
Beverages - 4.3%
Coca-Cola FEMSA S.A.B. de C.V. - ADR (Mexico)	11,170	892,483
Diageo plc - ADR (United Kingdom)	20,649	2,292,452
Dr. Pepper Snapple Group, Inc.	10,947	816,427
PepsiCo, Inc.	51,300	4,879,656

		8,881,018

Food & Staples Retailing - 4.0%
Sysco Corp.	29,516	1,092,977
Wal-Mart Stores, Inc.	92,173	7,194,103

		8,287,080

The accompanying notes are an integral part of the financial statements.

3

Disciplined Value Series

Investment Portfolio - April 30, 2015

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 4.6%
Archer-Daniels-Midland Co.	28,243	$1,380,518
Campbell Soup Co.	15,612	698,012
ConAgra Foods, Inc.	23,291	841,970
General Mills, Inc.	26,107	1,444,761
The Hershey Co.	9,755	896,680
The J.M. Smucker Co.	6,879	797,414
Unilever plc - ADR (United Kingdom)	83,205	3,646,043

		9,705,398

Household Products - 4.3%
The Clorox Co.	7,352	780,047
Colgate-Palmolive Co.	32,114	2,160,630
The Procter & Gamble Co.	77,007	6,122,826

		9,063,503

Tobacco - 0.6%
Lorillard, Inc.	17,521	1,224,017

Total Consumer Staples		37,161,016

Energy - 4.2%
Energy Equipment & Services - 2.2%
National Oilwell Varco, Inc.	13,279	722,510
Schlumberger Ltd.	31,583	2,988,068
Tenaris SA - ADR (Luxembourg)	27,994	860,815

		4,571,393

Oil, Gas & Consumable Fuels - 2.0%
CNOOC Ltd. - ADR (China)	14,133	2,420,276
Ultrapar Participacoes SA - ADR (Brazil)	32,869	750,728
Valero Energy Corp.	19,850	1,129,465

		4,300,469

Total Energy		8,871,862

Financials - 7.9%
Banks - 7.9%
BB&T Corp.	29,576	1,132,465
Fifth Third Bancorp	40,414	808,280
JPMorgan Chase & Co.	73,551	4,652,836
M&T Bank Corp.	6,420	768,281
The PNC Financial Services Group, Inc.	17,575	1,612,155
U.S. Bancorp	51,672	2,215,179
Wells Fargo & Co.	96,286	5,305,359

Total Financials		16,494,555

The accompanying notes are an integral part of the financial statements.

4

Disciplined Value Series

Investment Portfolio - April 30, 2015

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Health Care - 12.6%
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	22,813	$1,568,166

Pharmaceuticals - 11.9%
Johnson & Johnson	76,889	7,627,389
Merck & Co., Inc.	88,944	5,297,505
Pfizer, Inc.	184,487	6,259,644
Sanofi - ADR (France)	74,127	3,747,120
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	31,415	1,898,094

		24,829,752

Total Health Care		26,397,918

Industrials - 17.2%
Aerospace & Defense - 5.5%
The Boeing Co.	23,553	3,376,087
General Dynamics Corp.	13,530	1,857,940
Lockheed Martin Corp.	11,379	2,123,321
Raytheon Co.	13,572	1,411,488
United Technologies Corp.	23,745	2,700,994

		11,469,830

Air Freight & Logistics - 1.3%
United Parcel Service, Inc. - Class B	25,964	2,610,161

Commercial Services & Supplies - 0.5%
Waste Management, Inc.	22,072	1,093,226

Electrical Equipment - 2.7%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	88,078	1,917,458
Eaton Corp. plc	19,901	1,367,796
Emerson Electric Co.	28,167	1,657,065
Rockwell Automation, Inc.	6,548	776,593

		5,718,912

Industrial Conglomerates - 1.8%
3M Co.	24,010	3,754,924

Machinery - 3.6%
Caterpillar, Inc.	22,591	1,962,706
Cummins, Inc.	7,201	995,610
Deere & Co.	15,067	1,363,865
Illinois Tool Works, Inc.	16,170	1,513,189
Parker-Hannifin Corp.	6,388	762,472
Stanley Black & Decker, Inc.	8,806	869,152

		7,466,994

Road & Rail - 1.8%
Norfolk Southern Corp.	12,094	1,219,680

The accompanying notes are an integral part of the financial statements.

5

Disciplined Value Series

Investment Portfolio - April 30, 2015

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail (continued)
Union Pacific Corp.	24,072	$2,557,168

		3,776,848

Total Industrials		35,890,895

Information Technology - 19.3%
Communications Equipment - 3.9%
Cisco Systems, Inc.	131,901	3,802,706
Qualcomm, Inc.	42,443	2,886,124
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	137,317	1,499,502

		8,188,332

Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc	49,868	1,043,737

IT Services - 4.3%
Accenture plc - Class A	23,588	2,185,428
Automatic Data Processing, Inc.	19,674	1,663,240
International Business Machines Corp.	20,761	3,556,152
Paychex, Inc.	19,190	928,604
Xerox Corp.	61,955	712,483

		9,045,907

Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.	139,261	4,532,946
Texas Instruments, Inc.	36,536	1,980,616

		6,513,562

Software - 4.8%
CA, Inc.	24,876	790,310
Microsoft Corp.	172,343	8,382,763
Symantec Corp.	36,782	916,791

		10,089,864

Technology Hardware, Storage & Peripherals - 2.7%
Canon, Inc. - ADR (Japan)	51,152	1,821,011
Hewlett-Packard Co.	55,290	1,822,911
Seagate Technology plc	16,586	973,930
Western Digital Corp.	9,647	942,898

		5,560,750

Total Information Technology		40,442,152

Materials - 5.3%
Chemicals - 4.0%
The Dow Chemical Co.	40,523	2,066,673

The accompanying notes are an integral part of the financial statements.

6

Disciplined Value Series

Investment Portfolio - April 30, 2015

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
E.I. du Pont de Nemours & Co.	27,782	$2,033,642
LyondellBasell Industries N.V. - Class A - ADR	16,894	1,748,867
Praxair, Inc.	9,969	1,215,520
Syngenta AG - ADR (Switzerland)	17,542	1,176,016

		8,240,718

Construction Materials - 0.5%
CRH plc - ADR (Ireland)	35,840	1,001,728

Metals & Mining - 0.3%
Nucor Corp.	14,167	692,200

Paper & Forest Products - 0.5%
International Paper Co.	20,693	1,111,628

Total Materials		11,046,274

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 0.5%
Telekomunikasi Indonesia Persero Tbk PT - ADR (Indonesia)	25,636	1,060,818

Wireless Telecommunication Services - 1.8%
NTT DOCOMO, Inc. - ADR (Japan)	145,048	2,568,800
SK Telecom Co. Ltd. - ADR (South Korea)	37,767	1,119,791

		3,688,591

Total Telecommunication Services		4,749,409

Utilities - 0.4%
Electric Utilities - 0.4%
Enersis SA - ADR (Chile)	47,004	835,261

TOTAL COMMON STOCKS
(Identified Cost $176,182,095)		204,374,049

SHORT-TERM INVESTMENT - 0.8%

Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.04%
(Identified Cost $1,697,584)	1,697,584	1,697,584

TOTAL INVESTMENTS - 98.6%
(Identified Cost $177,879,679)		206,071,633
OTHER ASSETS, LESS LIABILITIES - 1.4%		3,015,926

NET ASSETS - 100%		$209,087,559

ADR - American Depositary Receipt

1Rate shown is the current yield as of April 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Disciplined Value Series

Statement of Assets and Liabilities

April 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $177,879,679) (Note 2)	$206,071,633
Receivable for securities sold	2,679,586
Dividends receivable	326,509
Receivable for fund shares sold	134,401
Foreign tax reclaims receivable	82,194
Prepaid and other expenses	806

TOTAL ASSETS	209,295,129

LIABILITIES:

Accrued management fees (Note 3)	78,622
Accrued fund accounting and administration fees (Note 3)	22,986
Accrued transfer agent fees (Note 3)	5,610
Accrued shareholder services fees (Class S) (Note 3)	3,159
Accrued Chief Compliance Officer service fees (Note 3)	385
Payable for fund shares repurchased	63,727
Printing fees payable	20,048
Audit fees payable	11,093
Other payables and accrued expenses	1,940

TOTAL LIABILITIES	207,570

TOTAL NET ASSETS	$209,087,559

NET ASSETS CONSIST OF:

Capital stock	$131,704
Additional paid-in-capital	164,561,990
Undistributed net investment income	644,543
Accumulated net realized gain on investments	15,557,368
Net unrealized appreciation on investments	28,191,954

TOTAL NET ASSETS	$209,087,559

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($14,458,339/1,194,006 shares)	$12.11

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($194,629,220/11,976,389 shares)	$16.25

The accompanying notes are an integral part of the financial statements.

8

Disciplined Value Series

Statement of Operations

For the Six Months Ended April 30, 2015 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $163,161)	$3,121,765

EXPENSES:

Management fees (Note 3)	468,284
Fund accounting and administration fees (Note 3)	26,438
Shareholder services fees (Class S)(Note 3)	18,469
Transfer agent fees (Note 3)	7,122
Chief Compliance Officer service fees (Note 3)	1,213
Directors’ fees (Note 3)	1,359
Registration and filing fees	14,266
Audit fees	11,948
Custodian fees	4,116
Miscellaneous	12,902

Total Expenses	566,117

NET INVESTMENT INCOME	2,555,648

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	15,617,645
Net change in unrealized appreciation (depreciation) on investments	(11,796,506)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,821,139

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,376,787

The accompanying notes are an integral part of the financial statements.

9

Disciplined Value Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,555,648	$4,382,084
Net realized gain on investments	15,617,645	10,359,076
Net change in unrealized appreciation (depreciation) on investments	(11,796,506)	8,904,835

Net increase from operations	6,376,787	23,645,995

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(213,309)	(333,384)
From net investment income (Class I)	(2,291,462)	(3,921,762)
From net realized gain on investments (Class S)	(940,919)	(279,952)
From net realized gain on investments (Class I)	(9,412,072)	(3,013,000)

Total distributions to shareholders	(12,857,762)	(7,548,098)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	10,516,081	19,298,739

Net increase in net assets	4,035,106	35,396,636

NET ASSETS:

Beginning of period	205,052,453	169,655,817

End of period (including undistributed net investment income of $ 644,543 and $593,666, respectively)	$209,087,559	$205,052,453

The accompanying notes are an integral part of the financial statements.

10

Disciplined Value Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)			FOR THE PERIOD 3/1/12[1] TO 10/31/12
		FOR THE YEARS ENDED
		10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.75	$11.88	$10.14	$10.00

Income from investment operations:
Net investment income[2]	0.13	0.26	0.26	0.12
Net realized and unrealized gain on investments	0.21	1.25	1.89	0.23

Total from investment operations	0.34	1.51	2.15	0.35

Less distributions to shareholders:
From net investment income	(0.18)	(0.34)	(0.35)	(0.21)
From net realized gain on investments	(0.80)	(0.30)	(0.06)	—

Total distributions to shareholders	(0.98)	(0.64)	(0.41)	(0.21)

Net asset value - End of period	$12.11	$12.75	$11.88	$10.14

Net assets - End of period (000’s omitted)	$14,458	$13,716	$10,667	$5,130

Total return[3]	3.07%	13.12%	21.70%	3.59%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.78%[4]	0.79%	0.81%	0.86%[4]
Net investment income	2.19%[4]	2.11%	2.31%	1.76%[4]
Portfolio turnover	44%	23%	19%	16%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Disciplined Value Series

Financial Highlights - Class I*

	FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$16.76	$15.41	$13.03	$11.96	$12.41	$11.38

Income from investment operations:
Net investment income[1]	0.20	0.38	0.37	0.34	0.27	0.36
Net realized and unrealized gain on investments	0.28	1.64	2.45	1.05	0.88	1.02

Total from investment operations	0.48	2.02	2.82	1.39	1.15	1.38

Less distributions to shareholders:
From net investment income	(0.19)	(0.37)	(0.38)	(0.30)	(0.30)	(0.35)
From net realized gain on investments	(0.80)	(0.30)	(0.06)	(0.02)	(1.30)	— [2]

Total distributions to shareholders	(0.99)	(0.67)	(0.44)	(0.32)	(1.60)	(0.35)

Net asset value - End of period	$16.25	$16.76	$15.41	$13.03	$11.96	$12.41

Net assets - End of period (000’s omitted)	$194,629	$191,337	$158,989	$128,760	$79,028	$2,643

Total return[3]	3.21%	13.44%	22.02%	11.77%	10.17%	12.32%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.53%[4]	0.54%	0.56%	0.59%	0.60%	0.60%
Net investment income	2.48%[4]	2.38%	2.63%	2.69%	2.41%	2.99%
Portfolio turnover	44%	23%	19%	16%	8%	73%

*Effective March 1, 2012, the shares of the Series have been designated as Class I.
**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.45%	5.01%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

Disciplined Value Series

Notes to Financial Statements

(unaudited)

1.	Organization

Disciplined Value Series, formerly known as Dividend Focus Series, (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2015, 10.8 billion shares have been designated in total among 43 series, of which 100 million have been designated as Disciplined Value Series Class I common stock and 100 million have been designated as Disciplined Value Series Class S common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

13

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$22,484,707	$22,484,707	$—	$—
Consumer Staples	37,161,016	37,161,016	—	—
Energy	8,871,862	8,871,862	—	—
Financials	16,494,555	16,494,555	—	—
Health Care	26,397,918	26,397,918	—	—
Industrials	35,890,895	35,890,895	—	—
Information Technology	40,442,152	40,442,152	—	—
Materials	11,046,274	11,046,274	—	—
Telecommunication Services	4,749,409	4,749,409	—	—
Utilities	835,261	835,261	—	—
Mutual Fund	1,697,584	1,697,584	—	—

Total assets	$206,071,633	$206,071,633	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or April 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

14

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2011 through October 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting

15

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, the Class S shares of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 29, 2016, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder service fees, at no more than 0.60% of average daily net assets each year. For the six months ended April 30, 2015, the Advisor did not waive fees or reimburse expenses for the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $87,305,094 and $87,271,722, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S and I shares of Disciplined Value Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	285,642	$3,526,153	320,096	$3,902,262
Reinvested	98,257	1,138,850	50,658	602,636
Repurchased	(265,825)	(3,219,306)	(192,945)	(2,342,673)

Total	118,074	$1,445,697	177,809	$2,162,225

16

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,377,506	$22,767,490	2,601,735	$41,024,236
Reinvested	343,847	5,339,945	219,152	3,412,112
Repurchased	(1,161,177)	(19,037,051)	(1,720,300)	(27,299,834)

Total	560,176	$9,070,384	1,100,587	$17,136,514

At April 30, 2015, one shareholder account owned 4,794,296 shares of the Series (36.4% of shares outstanding) valued at $77,907,306. In addition, the retirement plan of the Advisor and its affiliates owned 223,687 shares of the Series (0.1% of shares outstanding) valued at $3,634,914. Investment activities of these shareholders may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2015.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2014 were as follows:

Ordinary income	$4,400,112
Long-term capital gains	3,147,986

At April 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$177,968,226
Unrealized appreciation	29,885,548
Unrealized depreciation	(1,782,141)

Net unrealized appreciation	$28,103,407

17

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 18, 2014, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2014 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 28 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 20 of the 36 active Series of the Fund are currently experiencing expenses above the capped expense ratios and thus the Advisor is incurring those expenses over the caps. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

18

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

19

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20

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21

Disciplined Value Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDIV-04/15-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2015

www.manning-napier.com

OVERSEAS SERIES

Overseas Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD* 11/1/14-4/30/15
Actual	$1,000.00	$1,058.40	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Overseas Series

Portfolio Composition as of April 30, 2015

(unaudited)

2

Overseas Series

Investment Portfolio - April 30, 2015

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 98.9%

Consumer Discretionary - 17.4%
Diversified Consumer Services - 2.8%
Kroton Educacional S.A. (Brazil)	18,368,170	$67,426,263

Hotels, Restaurants & Leisure - 2.3%
Accor S.A. (France)[1]	993,000	54,451,048

Internet & Catalog Retail - 0.5%
Ocado Group plc (United Kingdom)*[1]	2,271,748	12,331,591

Media - 6.1%
ITV plc (United Kingdom)[1]	11,391,550	44,227,615
Liberty Global plc - Class A - ADR (United Kingdom)*	630,420	32,870,099
Modern Times Group AB - Class B (Sweden)[1]	424,705	14,123,687
Sky plc (United Kingdom)[1]	2,999,446	49,454,373
Societe Television Francaise 1 (France)[1]	232,383	4,061,516

		144,737,290

Specialty Retail - 2.0%
Kingfisher plc (United Kingdom)[1]	8,740,179	46,956,614

Textiles, Apparel & Luxury Goods - 3.7%
Adidas AG (Germany)[1]	494,570	40,523,095
lululemon athletica, Inc. (United States)*	746,230	47,490,077

		88,013,172

Total Consumer Discretionary		413,915,978

Consumer Staples - 24.7%
Beverages - 11.5%
AMBEV S.A. - ADR (Brazil)	6,271,795	39,700,462
Anheuser-Busch InBev N.V. (Belgium)[1]	521,720	63,518,614
Carlsberg A/S - Class B (Denmark)[1]	309,550	28,221,226
Diageo plc (United Kingdom)[1]	2,545,630	70,672,279
Remy Cointreau S.A. (France)[1]	197,068	14,826,414
SABMiller plc (United Kingdom)[1]	1,071,000	56,690,759

		273,629,754

Food & Staples Retailing - 3.9%
Carrefour S.A. (France)[1]	1,603,615	55,290,945
Tesco plc (United Kingdom)[1]	11,202,880	37,760,979

		93,051,924

Food Products - 5.6%
Charoen Pokphand Foods PCL (Thailand)[1]	13,756,910	9,301,270
Danone S.A. (France)[1]	898,470	65,015,305
Nestle S.A. (Switzerland)[1]	356,030	27,622,310
Unilever plc - ADR (United Kingdom)	684,590	29,998,734

		131,937,619

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Investment Portfolio - April 30, 2015

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 1.2%
Beiersdorf AG (Germany)[1]	323,420	$28,132,946

Tobacco - 2.5%
Imperial Tobacco Group plc (United Kingdom)[1]	140,739	6,872,313
Japan Tobacco, Inc. (Japan)[1]	783,300	27,353,513
Swedish Match AB (Sweden)[1]	826,830	25,453,217

		59,679,043

Total Consumer Staples		586,431,286

Energy - 10.8%
Energy Equipment & Services - 4.8%
CGG S.A. (France)*[1]	1,063,667	7,534,094
Petroleum Geo-Services ASA (Norway)[1]	2,486,500	16,509,764
Schlumberger Ltd. (United States)	853,360	80,736,390
Trican Well Service Ltd. (Canada)	2,060,940	8,711,806
Trican Well Service Ltd. - ADR (Canada)	102,040	432,650

		113,924,704

Oil, Gas & Consumable Fuels - 6.0%
Cameco Corp. (Canada)	3,071,640	53,999,431
Encana Corp. (Canada)	5,288,285	75,146,530
Whitehaven Coal Ltd. (Australia)*[1]	11,139,416	14,518,712

		143,664,673

Total Energy		257,589,377

Financials - 1.8%
Insurance - 1.8%
Admiral Group plc (United Kingdom)[1]	1,741,630	41,530,049

Health Care - 15.6%
Health Care Equipment & Supplies - 2.0%
BioMerieux (France)[1]	137,730	14,858,540
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	33,952,000	31,377,219

		46,235,759

Health Care Providers & Services - 3.5%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	826,980	69,500,859
Life Healthcare Group Holdings Ltd. (South Africa)[1]	3,870,550	13,293,222

		82,794,081

Life Sciences Tools & Services - 1.1%
QIAGEN N.V. (United States)*[1]	1,114,746	26,804,578
QIAGEN N.V. - ADR (United States)*	3,340	79,525

		26,884,103

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Investment Portfolio - April 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 9.0%
Novartis AG - ADR (Switzerland)	246,430	$25,086,574
Novo Nordisk A/S - Class B (Denmark)[1]	478,675	26,873,137
Otsuka Holdings Co. Ltd. (Japan)[1]	1,100,160	34,726,049
Roche Holding AG (Switzerland)[1]	217,100	62,124,271
Sanofi (France)[1]	271,144	27,599,914
Shire plc - ADR (Ireland)	158,320	38,552,503

		214,962,448

Total Health Care		370,876,391

Industrials - 6.9%
Airlines - 1.6%
Latam Airlines Group S.A. - ADR (Chile)*	947,819	9,070,628
Ryanair Holdings plc - ADR (Ireland)	470,560	30,515,816

		39,586,444

Commercial Services & Supplies - 2.0%
Aggreko plc (United Kingdom)[1]	1,886,245	47,580,542

Electrical Equipment - 0.9%
Nexans S.A. (France)*[1]	560,590	21,967,312

Machinery - 1.3%
SKF AB - Class B (Sweden)[1]	475,854	11,622,754
Sulzer AG (Switzerland)[1]	168,645	18,818,785

		30,441,539

Trading Companies & Distributors - 1.1%
Brenntag AG (Germany)[1]	424,388	25,463,592

Total Industrials		165,039,429

Information Technology - 9.4%
Internet Software & Services - 7.8%
Alibaba Group Holding Ltd. - ADR (China)*	764,140	62,116,941
Baidu, Inc. - ADR (China)*	132,970	26,631,232
Qihoo 360 Technology Co. Ltd. - ADR (China)*	1,019,890	61,499,367
Tencent Holdings Ltd. - Class H (China)[1]	1,742,600	35,965,314

		186,212,854

IT Services - 1.6%
Amdocs Ltd. - ADR (United States)	682,790	37,601,245

Total Information Technology		223,814,099

Materials - 10.7%
Chemicals - 4.7%
Potash Corp. of Saskatchewan, Inc. (Canada)	363,677	11,870,417
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	1,005,523	21,960,622
Syngenta AG (Switzerland)[1]	177,113	59,267,290

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Investment Portfolio - April 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Umicore S.A. (Belgium)[1]	385,765	$19,175,118

		112,273,447

Construction Materials - 0.7%
CRH plc (Ireland)[1]	121,071	3,383,122
Holcim Ltd. (Switzerland)[1]	159,670	12,826,374

		16,209,496

Metals & Mining - 5.3%
Alumina Ltd. (Australia)[1]	12,774,498	15,501,241
Iluka Resources Ltd. (Australia)[1]	2,311,370	14,728,888
Norsk Hydro ASA (Norway)[1]	2,640,784	12,506,228
Teck Resources Ltd. - Class B (Canada)	2,614,280	39,684,770
ThyssenKrupp AG (Germany)[1]	1,641,710	43,619,371

		126,040,498

Total Materials		254,523,441

Telecommunication Services - 1.6%
Wireless Telecommunication Services - 1.6%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	1,815,560	37,927,048

TOTAL COMMON STOCKS
(Identified Cost $2,308,095,436)		2,351,647,098

SHORT-TERM INVESTMENT - 2.6%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.04%
(Identified Cost $61,561,507)	61,561,507	61,561,507

TOTAL INVESTMENTS - 101.5%
(Identified Cost $2,369,656,943)		2,413,208,605
LIABILITIES, LESS OTHER ASSETS - (1.5%)		(36,218,155)

NET ASSETS - 100%		$2,376,990,450

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of April 30, 2015.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 20.1%; France - 11.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Statement of Assets & Liabilities

April 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $2,369,656,943) (Note 2)	$2,413,208,605
Receivable for securities sold	18,643,721
Dividends receivable	7,258,102
Receivable for fund shares sold	6,866,397
Foreign tax reclaims receivable	3,079,167
Prepaid and other expenses	29,812

TOTAL ASSETS	2,449,085,804

LIABILITIES:

Foreign currency due to custodian (identified cost $11,060)	11,197
Accrued management fees (Note 3)	1,374,447
Accrued fund accounting and administration fees (Note 3)	113,598
Accrued transfer agent fees (Note 3)	4,251
Accrued Chief Compliance Officer service fees (Note 3)	385
Payable for securities purchased	53,114,252
Payable for fund shares repurchased	17,178,656
Other payables and accrued expenses	298,568

TOTAL LIABILITIES	72,095,354

TOTAL NET ASSETS	$2,376,990,450

NET ASSETS CONSIST OF:

Capital stock	$1,020,759
Additional paid-in-capital	2,348,029,852
Undistributed net investment income	12,489,519
Accumulated net realized gain (loss) on investments, foreign currency and translation of other assets and liabilities	(27,803,567)
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	43,253,887

TOTAL NET ASSETS	$2,376,990,450

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($2,376,990,450/102,075,932 shares)	$23.29

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Statement of Operations

For the Six Months Ended April 30, 2015 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $2,289,514)	$25,583,942

EXPENSES:

Management fees (Note 3)	8,535,055
Fund accounting and administration fees (Note 3)	126,512
Directors’ fees (Note 3)	7,915
Transfer agent fees (Note 3)	4,626
Chief Compliance Officer service fees (Note 3)	1,213
Custodian fees	292,562
Miscellaneous	110,162

Total Expenses	9,078,045

NET INVESTMENT INCOME	16,505,897

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(25,897,557)
Foreign currency and translation of other assets and liabilities	(795,840)

(26,693,397)

Net change in unrealized appreciation (depreciation) on-
Investments	139,607,475
Foreign currency and translation of other assets and liabilities	(74,167)

139,533,308

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	112,839,911

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,345,808

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$16,505,897	$38,169,340
Net realized gain (loss) on investments and foreign currency	(26,693,397)	188,178,015
Net change in unrealized appreciation (depreciation) on investments and foreign currency	139,533,308	(407,962,972)

Net increase (decrease) from operations	129,345,808	(181,615,617)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(38,104,257)	(36,250,731)
From net realized gain on investments	(188,046,421)	(105,998,729)

Total distributions to shareholders	(226,150,678)	(142,249,460)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(178,512,246)	314,510,810

Net decrease in net assets	(275,317,116)	(9,354,267)

NET ASSETS:

Beginning of period	2,652,307,566	2,661,661,833

End of period (including undistributed net investment income of $12,489,519 and $34,087,879, respectively)	$2,376,990,450	$2,652,307,566

The accompanying notes are an integral part of the financial statements.

9

Overseas Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$24.31	$27.39	$22.47	$22.63	$24.22	$21.68

Income (loss) from investment operations:
Net investment income[1]	0.15	0.36	0.41	0.36	0.75	0.32
Net realized and unrealized gain (loss) on investments	0.98	(1.98)	4.88	0.51	(2.09)	2.41

Total from investment operations	1.13	(1.62)	5.29	0.87	(1.34)	2.73

Less distributions to shareholders:
From net investment income	(0.36)	(0.37)	(0.37)	(0.52)	(0.25)	(0.19)
From net realized gain on investments	(1.79)	(1.09)	—	(0.51)	— [2]	—

Total distributions to shareholders	(2.15)	(1.46)	(0.37)	(1.03)	(0.25)	(0.19)

Net asset value - End of period	$23.29	$24.31	$27.39	$22.47	$22.63	$24.22

Net assets - End of period (000’s omitted)	$2,376,990	$2,652,308	$2,661,662	$1,993,999	$1,336,187	$918,272

Total return[3]	5.84%	(6.13%)	23.87%	4.61%	(5.61%)	12.68%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.74%[4]	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.35%[4]	1.37%	1.65%	1.68%	3.04%	1.42%
Portfolio turnover	28%	39%	43%	42%	37%	36%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	0.00%[5]	0.01%	0.01%
1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

10

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2015, 10.8 billion shares have been designated in total among 43 series, of which 200 million have been designated as Overseas Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

11

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$413,915,978	$147,786,439	$266,129,539	$—
Consumer Staples	586,431,286	69,699,196	516,732,090	—
Energy	257,589,377	219,026,807	38,562,570	—
Financials	41,530,049	—	41,530,049	—
Health Care	370,876,391	63,718,602	307,157,789	—
Industrials	165,039,429	39,586,444	125,452,985	—
Information Technology	223,814,099	187,848,785	35,965,314	—
Materials	254,523,441	73,515,809	181,007,632	—
Telecommunication Services	37,927,048	37,927,048	—	—
Mutual Fund	61,561,507	61,561,507	—	—

Total assets	$2,413,208,605	$900,670,637	$1,512,537,968	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2014 or April 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and

12

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2011 through October 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

13

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least February 29, 2016, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.75% of average daily net assets each year. For the six months ended April 30, 2015, the Advisor did not waive fees or reimburse expenses for the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $681,113,981 and $1,052,454,577, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of Overseas Series were:

	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/2014
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,493,436	$125,750,405	20,258,326	$535,992,896
Reinvested	10,511,668	216,435,237	5,259,496	133,801,586
Repurchased	(23,030,161)	(520,697,888)	(13,577,127)	(355,283,672)

Total	(7,025,057)	$(178,512,246)	11,940,695	$314,510,810

At April 30, 2015, the retirement plan of the Advisor and its affiliates owned 272,892 shares of the Series (0.01% of shares outstanding) valued at $6,355,648.

14

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2015.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2014 were as follows:

Ordinary income	$51,695,346
Long-term capital gains	90,554,114

At April 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$2,377,879,806
Unrealized appreciation	212,393,713
Unrealized depreciation	(177,064,914)

Net unrealized appreciation	$35,328,799

15

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 18, 2014, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2014 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 28 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 20 of the 36 active Series of the Fund are currently experiencing expenses above the capped expense ratios and thus the Advisor is incurring those expenses over the caps. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

16

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOVS-4/15-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2015

PRO-BLEND® CONSERVATIVE TERM SERIES

PRO-BLEND® MODERATE TERM SERIES

PRO-BLEND® EXTENDED TERM SERIES

PRO-BLEND® MAXIMUM TERM SERIES

www.manning-napier.com

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,011.80	$4.29	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Class I
Actual	$1,000.00	$1,012.90	$3.29	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.31	0.66%
Class C
Actual	$1,000.00	$1,007.60	$8.26	1.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.56	$8.30	1.66%
Class R
Actual	$1,000.00	$1,010.50	$5.78	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.04	$5.81	1.16%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition Pro-Blend® Conservative Term Series

As of April 30, 2015 (unaudited)

Sector Allocation[4]
Financials	22.3%
Consumer Discretionary	9.8%
Information Technology	6.4%
Industrials	5.3%
Energy	4.7%
Consumer Staples	4.0%
Health Care	3.9%
Materials	3.7%
Telecommunication Services	0.9%
Utilities	0.4%

[4]Including common stocks, preferred stocks, and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[5]
General Electric Co.	0.9%
Monsanto Co.	0.9%
Cerner Corp.	0.8%
AMC Networks, Inc. - Class A	0.8%
Hess Corp.	0.7%

5As a percentage of total investments.

Top Five Bond Holdings[6]
U.S. Treasury Bill, 0.10%, 07/23/2015	3.2%
U.S. Treasury Note, 0.88%, 11/15/2017	1.6%
Freddie Mac, 2.00%, 08/25/2016	1.4%
Fannie Mae, 1.38%, 11/15/2016	1.3%
U.S. Treasury Note, 0.25%, 10/31/2015	1.2%

6As a percentage of total investments.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 30.1%

Consumer Discretionary - 6.0%
Auto Components - 0.0%##
Mando Corp. (South Korea)[1]	1,169	$162,141

Automobiles - 0.0%##
Hyundai Motor Co. (South Korea)[1]	1,890	296,619

Diversified Consumer Services - 0.0%##
Kroton Educacional S.A. (Brazil)	133,280	489,247

Hotels, Restaurants & Leisure - 0.6%
Accor S.A. (France)[1]	5,220	286,238
Hyatt Hotels Corp. - Class A*	6,300	365,715
McDonald’s Corp.	19,590	1,891,415
SeaWorld Entertainment, Inc.	48,530	1,028,836
Yum! Brands, Inc.	64,220	5,520,351

		9,092,555

Household Durables - 0.0%##
DR Horton, Inc.	6,240	158,496
Lennar Corp. - Class A	3,520	161,216
LG Electronics, Inc. (South Korea)[1]	2,240	125,962
Toll Brothers, Inc.*	4,520	160,641
TRI Pointe Homes, Inc.*	11,840	169,075

		775,390

Internet & Catalog Retail - 0.9%
The Priceline Group, Inc.*	8,300	10,273,823
TripAdvisor, Inc.*	65,040	5,235,070

		15,508,893

Media - 3.7%
AMC Networks, Inc. - Class A*	160,470	12,105,857
Gannett Co., Inc.	159,310	5,467,519
Global Mediacom Tbk PT (Indonesia)[1]	2,097,540	250,386
Liberty Global plc - ClassA - ADR (United Kingdom)*	69,570	3,627,380
Sinclair Broadcast Group, Inc. - Class A	177,490	5,438,294
Thomson Reuters Corp.	17,617	723,354
Time Warner, Inc.	131,170	11,072,060
Tribune Media Co. - Class A	59,980	3,363,079
Twenty-First Century Fox, Inc. - Class A2	263,120	8,967,130
Viacom, Inc. - Class B	140,330	9,745,919

		60,760,978

Multiline Retail - 0.1%
Target Corp.	10,930	861,612

Specialty Retail - 0.2%
Groupe Fnac S.A. (France)*[1]	69	4,178
The Home Depot, Inc.	22,574	2,414,967
Sa Sa International Holdings Ltd. (Hong Kong)[1]	169,510	86,239

		2,505,384

Textiles, Apparel & Luxury Goods - 0.5%
Belle International Holdings Ltd. (Hong Kong)[1]	226,890	291,207
lululemon athletica, Inc.*	131,150	8,346,386

		8,637,593

Total Consumer Discretionary		99,090,412

Consumer Staples - 2.9%
Beverages - 1.5%
AMBEV S.A. - ADR (Brazil)	628,250	3,976,823
Anheuser-Busch InBev N.V. (Belgium)[1]	67,010	8,158,365
Cia Cervecerias Unidas S.A. - ADR (Chile)	17,190	375,945
Diageo plc (United Kingdom)[1]	245,940	6,827,834
Diageo plc - ADR (United Kingdom)	10,675	1,185,139
Dr. Pepper Snapple Group, Inc.	4,460	332,627
Molson Coors Brewing Co. - Class B	15,420	1,133,524
PepsiCo, Inc.	32,487	3,090,163

		25,080,420

Food & Staples Retailing - 0.3%
Raia Drogasil S.A. (Brazil)	21,400	241,704
Wal-Mart Stores, Inc.	52,702	4,113,391

		4,355,095

Food Products - 0.6%
Charoen Pokphand Foods PCL (Thailand)[1]	323,510	218,730
ConAgra Foods, Inc.	27,060	978,219
General Mills, Inc.	13,233	732,314
M Dias Branco S.A. (Brazil)	12,560	357,672
Sao Martinho S.A. (Brazil)	19,330	243,538
Tiger Brands Ltd. (South Africa)[1]	8,830	229,820
Unilever plc - ADR (United Kingdom)	162,121	7,104,142

		9,864,435

Household Products - 0.4%
Colgate-Palmolive Co.	16,237	1,092,425
Energizer Holdings, Inc.	12,140	1,658,567
The Procter & Gamble Co.	37,663	2,994,585

		5,745,577

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco - 0.1%
Philip Morris International, Inc.	23,230	$1,939,008

Total Consumer Staples		46,984,535

Energy - 2.8%

Energy Equipment & Services - 1.2%
Cameron International Corp.*	119,030	6,525,225
Schlumberger Ltd.	90,238	8,537,417
Weatherford International plc - ADR*	352,530	5,129,311

		20,191,953

Oil, Gas & Consumable Fuels - 1.6%
Apache Corp.	31,260	2,138,184
BP plc - ADR (United Kingdom)	25,620	1,105,759
Chevron Corp.	13,890	1,542,623
CNOOC Ltd. - ADR (China)	7,039	1,205,429
ConocoPhillips	15,720	1,067,702
Cosan S.A. Industria e Comercio (Brazil)	20,030	193,057
EOG Resources, Inc.	16,320	1,614,864
Exxon Mobil Corp.	26,710	2,333,653
Hess Corp.	148,480	11,418,112
Range Resources Corp.	41,540	2,640,282
TOTAL S.A. (France)[1]	20,200	1,093,830

		26,353,495

Total Energy		46,545,448

Financials - 4.2%
Banks - 1.0%
BankUnited, Inc.	16,320	536,275
Citigroup, Inc.	41,140	2,193,585
HSBC Holdings plc (United Kingdom)[1]	78,550	784,670
ICICI Bank Ltd. - ADR (India)	17,500	191,275
JPMorgan Chase & Co.	49,248	3,115,428
The PNC Financial Services Group, Inc.	9,021	827,496
Popular, Inc.*	107,520	3,486,874
U.S. Bancorp.	42,175	1,808,042
Wells Fargo & Co.	71,102	3,917,720

		16,861,365

Capital Markets - 0.1%
American Capital Ltd.*	24,190	365,027
Apollo Investment Corp.	48,150	385,200
Ares Capital Corp.	22,770	387,545
BlackRock Capital Investment Corp.	43,830	400,606
PennantPark Investment Corp.	37,500	353,250

		1,891,628

Consumer Finance - 0.3%
SLM Corp.*	486,320	4,955,601

Diversified Financial Services - 0.0%##
JSE Ltd. (South Africa)[1]	40,430	452,279

Insurance - 0.3%
Admiral Group plc (United Kingdom)[1]	78,030	1,860,665
Principal Financial Group, Inc.	31,400	1,605,168
The Progressive Corp.	26,950	718,487

		4,184,320

Real Estate Investment Trusts (REITS) - 2.1%
Agree Realty Corp.	14,660	451,235
Alexandria Real Estate Equities, Inc.	4,680	432,338
American Campus Communities, Inc.	12,450	499,743
Apartment Investment & Management Co. - Class A	10,840	408,993
AvalonBay Communities, Inc.	2,130	350,044
Axia Real Estate SOCIMI S.A. (Spain)*[1]	9,220	123,508
BioMed Realty Trust, Inc.	11,150	231,363
Brixmor Property Group, Inc.	25,620	600,789
Camden Property Trust	4,250	319,090
CatchMark Timber Trust, Inc. - Class A	81,560	946,096
Chesapeake Lodging Trust	13,560	430,530
Columbia Property Trust, Inc.	9,210	241,578
CoreSite Realty Corp.	8,660	416,373
Crown Castle International Corp.	5,900	492,827
CubeSmart	21,030	485,162
DCT Industrial Trust, Inc.	10,120	334,365
DDR Corp.	25,860	440,913
Digital Realty Trust, Inc.	5,170	327,830
Douglas Emmett, Inc.	8,290	236,265
Duke Realty Corp.	17,710	350,835
DuPont Fabros Technology, Inc.	7,370	229,575
Education Realty Trust, Inc.	9,443	317,474
Equity LifeStyle Properties, Inc.	4,700	248,254
Equity One, Inc.	14,430	355,411
Equity Residential	5,080	375,209
Essex Property Trust, Inc.	1,780	395,071
Extra Space Storage, Inc.	3,440	226,799

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	163,683	$187,667
General Growth Properties, Inc.	13,040	357,296
Health Care REIT, Inc.	4,620	332,732
Healthcare Trust of America, Inc. - Class A	9,650	249,839
Home Properties, Inc.	3,490	256,724
Host Hotels & Resorts, Inc.	19,010	382,861
Inland Real Estate Corp.	33,950	349,345
Kite Realty Group Trust	12,877	337,377
Lamar Advertising Co. - Class A	26,570	1,539,997
LaSalle Hotel Properties	11,650	427,439
Liberty Property Trust	9,560	333,070
Mack-Cali Realty Corp.	26,940	483,573
Mid-America Apartment Communities, Inc.	4,100	305,901
Outfront Media, Inc.	55,940	1,606,597
Paramount Group, Inc.	22,780	417,330
Pebblebrook Hotel Trust	5,270	226,294
Physicians Realty Trust	52,910	878,306
Plum Creek Timber Co., Inc.	62,180	2,623,996
Prologis, Inc.	5,540	222,708
Public Storage	2,270	426,556
Rexford Industrial Realty, Inc.	15,010	223,049
Sabra Health Care REIT, Inc.	8,250	246,510
Scentre Group (Australia)[1]	77,281	227,645
Simon Property Group, Inc.	6,830	1,239,577
Sovran Self Storage, Inc.	5,610	489,977
Taubman Centers, Inc.	3,410	245,554
Terreno Realty Corp., Reit	11,270	239,826
UDR, Inc.	11,730	384,392
Urban Edge Properties	20,540	464,820
Ventas, Inc.	4,780	329,342
Washington Real Estate Investment Trust	7,950	196,524
Westfield Corp. (Australia)[1]	57,690	428,913
Weyerhaeuser Co.	227,910	7,181,444
WP GLIMCHER, Inc.	14,195	212,925

		34,323,776

Real Estate Management & Development - 0.4%
BR Malls Participacoes S.A. (Brazil)	15,400	83,927
First Capital Realty, Inc. (Canada)	39,960	662,412
Forest City Enterprises, Inc. - Class A*	14,800	351,648
Forestar Group, Inc.*	15,600	230,256
General Shopping Brasil S.A. (Brazil)*	58,200	103,344
Realogy Holdings Corp.*	98,900	4,688,849

		6,120,436

Total Financials		68,789,405

Health Care - 3.1%
Biotechnology - 0.0%##
Green Cross Corp. (South Korea)[1]	2,220	365,772

Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	11,395	783,292
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	571,800	528,437

		1,311,729

Health Care Providers & Services - 0.3%
Express Scripts Holding Co.*	54,500	4,708,800
KPJ Healthcare Berhad (Malaysia)[1]	235,690	281,644
Life Healthcare Group Holdings Ltd. (South Africa)[1]	62,870	215,924
Siloam International Hospitals Tbk PT (Indonesia)*[1]	275,240	301,516

		5,507,884

Health Care Technology - 0.8%
Cerner Corp.*	174,170	12,507,148

Pharmaceuticals - 1.9%
Eli Lilly & Co.	11,380	817,881
Johnson & Johnson	109,419	10,854,365
Merck & Co., Inc.	140,207	8,350,729
Pfizer, Inc.	88,708	3,009,862
Roche Holding AG (Switzerland)[1]	2,820	806,957
Sanofi (France)[1]	7,980	812,289
Sanofi - ADR (France)	101,187	5,115,003
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	15,880	959,470

		30,726,556

Total Health Care		50,419,089

Industrials - 2.8%
Aerospace & Defense - 0.4%
The Boeing Co.	11,954	1,713,486
General Dynamics Corp.	6,785	931,716
Lockheed Martin Corp.	5,735	1,070,151
Raytheon Co.	6,891	716,664
United Technologies Corp.	12,079	1,373,986

		5,806,003

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. - Class B	25,860	$2,599,706

Airlines - 0.0%##
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	68,480	173,939
Latam Airlines Group S.A. - ADR (Chile)*	17,995	172,212

		346,151

Commercial Services & Supplies - 0.2%
MiX Telematics Ltd. - ADR (South Africa)*	44,760	313,320
Pitney Bowes, Inc.	50,930	1,139,304
Waste Management, Inc.	33,330	1,650,835

		3,103,459

Electrical Equipment - 0.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	44,831	975,972
Emerson Electric Co.	14,170	833,621
Rockwell Automation, Inc.	8,840	1,048,424

		2,858,017

Industrial Conglomerates - 1.0%
3M Co.	12,317	1,926,257
General Electric Co.	550,380	14,904,290

		16,830,547

Machinery - 0.6%
Caterpillar, Inc.	11,440	993,907
Donaldson Co., Inc.	13,070	488,426
Flowserve Corp.	20,340	1,190,500
Illinois Tool Works, Inc.	8,309	777,556
Joy Global, Inc.	126,080	5,376,051
Pentair plc (United Kingdom)	11,750	730,263

		9,556,703

Marine - 0.0%##
Sinotrans Shipping Ltd. - Class H (China)*[1]	1,084,740	302,685

Road & Rail - 0.2%
Union Pacific Corp.	26,726	2,839,103

Trading Companies & Distributors - 0.0%#
Fastenal Co.	20,560	876,267

Total Industrials		45,118,641

Information Technology - 5.6%
Communications Equipment - 0.8%
Cisco Systems, Inc.	95,232	2,745,539
Juniper Networks, Inc.	314,220	8,304,835
Qualcomm, Inc.	21,652	1,472,336
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	70,366	768,397

		13,291,107

Internet Software & Services - 1.6%
Alibaba Group Holding Ltd. - ADR (China)*	4,440	360,928
Baidu, Inc. - ADR (China)*	1,540	308,431
eBay, Inc.*	155,030	9,032,048
Google, Inc. - Class A*	13,000	7,134,010
Google, Inc. - Class C*	14,520	7,802,080
Qihoo 360 Technology Co. Ltd. - ADR (China)*	8,410	507,123
Tencent Holdings Ltd. - Class H (China)[1]	17,000	350,861

		25,495,481

IT Services - 1.1%
Accenture plc - Class A	11,918	1,104,203
Automatic Data Processing, Inc.	10,095	853,431
Broadridge Financial Solutions, Inc.	14,820	799,094
International Business Machines Corp.	11,326	1,940,031
MasterCard, Inc. - Class A	45,840	4,135,226
VeriFone Systems, Inc.*	129,950	4,648,311
Visa, Inc. - Class A2	38,320	2,531,036
Xerox Corp.	119,260	1,371,490

		17,382,822

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.	70,253	2,286,735
Texas Instruments, Inc.	18,660	1,011,559

		3,298,294

Software - 1.0%
Electronic Arts, Inc.*	190,960	11,092,866
Microsoft Corp.	101,362	4,930,248
TOTVS S.A. (Brazil)	20,990	245,990

		16,269,104

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	12,010	1,503,051
Canon, Inc. - ADR (Japan)	25,399	904,204
EMC Corp.[2]	421,880	11,352,791
Hewlett-Packard Co.	28,816	950,064

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. (South Korea)[1]	390	$511,623

		15,221,733

Total Information Technology		90,958,541

Materials - 2.5%
Chemicals - 1.6%
Ashland, Inc.	5,860	740,470
The Dow Chemical Co.	59,488	3,033,888
E.I. du Pont de Nemours & Co.	13,978	1,023,190
LyondellBasell Industries N.V. - Class A - ADR	9,312	963,978
Monsanto Co.	120,320	13,711,667
The Mosaic Co.	154,700	6,806,800
Potash Corp. of Saskatchewan, Inc. (Canada)	9,590	313,018
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	11,010	240,458

		26,833,469

Containers & Packaging - 0.3%
Avery Dennison Corp.	28,850	1,603,771
Bemis Co., Inc.	16,060	722,700
Graphic Packaging Holding Co.	55,950	788,895
Sonoco Products Co.	24,450	1,092,671

		4,208,037

Metals & Mining - 0.6%
Alcoa, Inc.	693,490	9,306,636
Impala Platinum Holdings Ltd. (South Africa)*[1]	37,660	209,597

		9,516,233

Paper & Forest Products - 0.0%##
International Paper Co.	15,240	818,693

Total Materials		41,376,432

Telecommunication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	19,910	415,920
China Mobile Ltd. - Class H (China)[1]	37,180	531,053
NTT DOCOMO, Inc. - ADR (Japan)	71,247	1,261,784

Total Telecommunication Services		2,208,757

Utilities - 0.1%
Electric Utilities - 0.1%
Eversource Energy	13,330	649,971
Exelon Corp.	18,200	619,164

		1,269,135

Multi-Utilities - 0.0%##
CMS Energy Corp.	17,780	603,275

Total Utilities		1,872,410

TOTAL COMMON STOCKS
(Identified Cost $442,684,136)		493,363,670

PREFERRED STOCKS - 0.2%

Financials - 0.2%
Banks - 0.1%
U.S. Bancorp., Series F (non-cumulative), 6.50%[4]	45,425	1,352,757

Insurance - 0.1%
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[5]	19,200	1,916,159

Real Estate Investment Trusts (REITS) - 0.0%##
Public Storage, Series Q, 6.50%	18,560	480,890

TOTAL PREFERRED STOCKS
(Identified Cost $3,586,846)		3,749,806

LOAN ASSIGNMENTS - 0.2%
Alere, Inc., Term B6, 4.25%, 6/30/2017	1,567,727	1,575,957
Valeant Pharmaceuticals International, Inc., Term Loan D2[6], 3.50%, 2/13/2019	2,000,000	2,005,760

TOTAL LOAN ASSIGNMENTS
(Identified Cost $3,561,021)		3,581,717

CORPORATE BONDS - 30.1%

Convertible Corporate Bonds - 0.1%
Consumer Discretionary - 0.1%
Internet & Catalog Retail - 0.1%
The Priceline Group, Inc., 0.35%, 6/15/2020
(Identified Cost $1,546,463)	1,265,000	1,491,119

Non-Convertible Corporate Bonds - 30.0%
Consumer Discretionary - 3.5%
Auto Components - 0.1%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	750,000	775,237

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Auto Components (continued)
Techniplas LLC[7], 10.00%, 5/1/2020	785,000	$808,550

		1,583,787

Automobiles - 0.4%
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	500,000	554,559
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	3,030,000	3,298,200
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,825,000	2,272,114

		6,124,873

Diversified Consumer Services - 0.3%
Block Financial LLC, 5.50%, 11/1/2022	4,990,000	5,475,612

Hotels, Restaurants & Leisure - 0.2%
International Game Technology plc (United Kingdom)[7], 6.25%, 2/15/2022	830,000	819,625
Wynn Las Vegas LLC - Wynn Las Vegas Capital Corp.[7], 5.50%, 3/1/2025	765,000	767,869
Yum! Brands, Inc., 6.25%, 4/15/2016	1,000,000	1,049,960

		2,637,454

Household Durables - 0.7%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[7], 6.125%, 7/1/2022	850,000	879,750
Meritage Homes Corp., 7.15%, 4/15/2020	465,000	504,525
Meritage Homes Corp., 7.00%, 4/1/2022	710,000	759,700
Newell Rubbermaid, Inc., 2.875%, 12/1/2019	800,000	816,330
NVR, Inc., 3.95%, 9/15/2022	1,070,000	1,109,923
TRI Pointe Holdings, Inc.[7], 4.375%, 6/15/2019	1,180,000	1,162,300
Tupperware Brands Corp., 4.75%, 6/1/2021	4,105,000	4,402,814
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,065,000	1,022,400

		10,657,742

Media - 1.5%
21st Century Fox America, Inc., 6.90%, 3/1/2019	1,255,000	1,482,052
CCO Holdings LLC - CCO Holdings Capital Corp.[7], 5.125%, 5/1/2023	550,000	544,500
CCO Holdings LLC - CCO Holdings Capital Corp.[7], 5.375%, 5/1/2025	635,000	623,887
Cogeco Cable, Inc. (Canada)[7], 4.875%, 5/1/2020	1,005,000	1,031,381
Columbus International, Inc. (Barbados)[7], 7.375%, 3/30/2021	1,185,000	1,290,169
Comcast Corp., 5.15%, 3/1/2020	500,000	571,485
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	3,140,000	3,532,186
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,490,000	1,572,601
Discovery Communications LLC, 5.05%, 6/1/2020	2,880,000	3,199,812
Sirius XM Radio, Inc.[7], 5.375%, 4/15/2025	830,000	834,150
Time Warner, Inc., 4.875%, 3/15/2020	5,060,000	5,660,167
Time Warner, Inc., 4.75%, 3/29/2021	3,370,000	3,751,642
The Walt Disney Co., 2.75%, 8/16/2021	400,000	414,700

		24,508,732

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,575,000	1,568,338
Target Corp., 3.875%, 7/15/2020	535,000	584,448

		2,152,786

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,525,000	1,560,900

Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc., 4.25%, 4/1/2025	1,560,000	1,567,798
VF Corp., 5.95%, 11/1/2017	485,000	540,334

		2,108,132

Total Consumer Discretionary		56,810,018

Consumer Staples - 1.0%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,215,000	1,463,870
Beam Suntory, Inc., 1.75%, 6/15/2018	1,308,000	1,302,336

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Beverages (continued)
DS Services of America, Inc.[7], 10.00%, 9/1/2021	600,000	$705,000
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	121,926
Pernod-Ricard S.A. (France)[7], 5.75%, 4/7/2021	2,765,000	3,188,852
SABMiller plc (United Kingdom)[7], 6.50%, 7/15/2018	1,170,000	1,334,295

		8,116,279

Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[7], 5.375%, 7/15/2022	940,000	932,950
KeHE Distributors LLC - KeHE Finance Corp.[7], 7.625%, 8/15/2021	630,000	667,800
Shearer’s Foods LLC - Chip Finance Corp.[7], 9.00%, 11/1/2019	680,000	741,200

		2,341,950

Food Products - 0.1%
General Mills, Inc., 5.65%, 2/15/2019	375,000	424,221
HJ Heinz Finance Co., 6.75%, 3/15/2032	640,000	800,000
Pinnacle Operating Corp.[7], 9.00%, 11/15/2020	1,190,000	1,204,875

		2,429,096

Household Products - 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/2021	1,300,000	1,379,319
HRG Group, Inc., 7.875%, 7/15/2019	1,125,000	1,195,172
HRG Group, Inc., 7.75%, 1/15/2022	800,000	803,000

		3,377,491

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	930,000	995,100

Total Consumer Staples		17,259,916

Energy - 1.7%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,235,000	1,471,820
Calfrac Holdings LP (Canada)[7], 7.50%, 12/1/2020	800,000	726,000
Ensco plc, 5.20%, 3/15/2025	2,030,000	2,092,548
Parker Drilling Co., 6.75%, 7/15/2022	795,000	671,775
Schlumberger Oilfield plc[7], 4.20%, 1/15/2021	450,000	492,039
Seventy Seven Operating LLC, 6.625%, 11/15/2019	625,000	496,875
Shelf Drilling Holdings Ltd. (United Arab Emirates)[7], 8.625%, 11/1/2018	765,000	663,637

		6,614,694

Oil, Gas & Consumable Fuels - 1.3%
Buckeye Partners LP, 4.15%, 7/1/2023	1,145,000	1,138,618
CNOOC Finance 2015 Australia Pty. Ltd. (China), 2.625%, 5/5/2020	700,000	697,473
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	480,000	599,736
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	1,040,000	429,000
FTS International, Inc., 6.25%, 5/1/2022	610,000	484,950
Hiland Partners LP - Hiland Partners Finance Corp.[7], 7.25%, 10/1/2020	2,200,000	2,387,000
Kinder Morgan, Inc.[7], 5.625%, 11/15/2023	2,800,000	3,087,806
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	1,105,000	1,171,300
Petrobras Global Finance B.V. (Brazil)[6], 1.896%, 5/20/2016	4,415,000	4,271,513
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	1,345,000	1,469,507
Petroleos Mexicanos (Mexico)[7], 4.50%, 1/23/2026	2,880,000	2,923,200
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	1,120,000	1,145,570
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	2,225,000	2,220,047

		22,025,720

Total Energy		28,640,414

Financials - 17.5%
Banks - 6.7%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[8,9], 9.00%	3,200,000	3,460,000
Banco Santander S.A. (Spain)[8,10], 6.375%	2,400,000	2,361,000
Bank of America Corp., 6.50%, 8/1/2016	2,000,000	2,126,376
Bank of America Corp., 5.75%, 8/15/2016	1,425,000	1,501,924

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Bank of America Corp., 5.42%, 3/15/2017		1,000,000	$1,062,186
Bank of America Corp., 5.70%, 5/2/2017		1,100,000	1,182,256
Bank of America Corp., 6.875%, 4/25/2018		7,420,000	8,462,451
Bank of Montreal (Canada)[7], 2.625%, 1/25/2016		2,965,000	3,011,414
Bank of Montreal (Canada)[7], 1.95%, 1/30/2017		5,000,000	5,089,510
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020		8,170,000	8,137,459
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020		2,160,000	2,389,571
Barclays Bank plc (United Kingdom)[7], 10.179%, 6/12/2021		2,200,000	2,969,553
Barclays plc (United Kingdom)[8,11], 6.625%		1,700,000	1,685,385
BBVA Bancomer S.A. (Mexico)[7], 6.75%, 9/30/2022		1,460,000	1,658,925
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015		10,165,000	10,328,799
BPCE S.A. (France)[6,8], 2.31%		655,000	548,857
Canadian Imperial Bank of Commerce (Canada)[7], 2.75%, 1/27/2016		1,450,000	1,473,287
CIT Group, Inc., 5.25%, 3/15/2018		780,000	808,470
Citigroup, Inc., 1.80%, 2/5/2018		1,750,000	1,753,083
Citigroup, Inc., 3.875%, 3/26/2025		1,885,000	1,863,439
Citigroup, Inc.[6,8], 5.95%		765,000	760,936
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	300,000	250,273
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[8,12], 8.40%		1,100,000	1,210,000
HSBC Bank plc (United Kingdom)[7], 1.50%, 5/15/2018		2,115,000	2,114,141
ING Bank N.V. (Netherlands)[7], 1.80%, 3/16/2018		900,000	904,667
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,975,000	2,076,086
Intesa Sanpaolo S.p.A. (Italy)[7], 6.50%, 2/24/2021		1,400,000	1,640,986
JPMorgan Chase & Co., 3.15%, 7/5/2016		4,300,000	4,410,579
JPMorgan Chase & Co., 6.30%, 4/23/2019		500,000	577,403
JPMorgan Chase & Co., 4.95%, 3/25/2020		1,255,000	1,403,446
Lloyds Bank plc (United Kingdom)[7], 6.50%, 9/14/2020		3,200,000	3,753,427
Lloyds Bank plc (United Kingdom)[6], 9.875%, 12/16/2021		1,247,000	1,401,628
Lloyds Bank plc (United Kingdom)[6,7,8], 12.00%		355,000	507,650
National Australia Bank Ltd. (Australia)[7], 2.00%, 2/22/2019		3,650,000	3,691,723
National Bank of Canada (Canada)[7], 1.40%, 4/20/2018		4,850,000	4,846,668
Popular, Inc., 7.00%, 7/1/2019		1,645,000	1,661,450
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	340,000	301,770
Royal Bank of Scotland Group plc (United Kingdom)[6], 1.213%, 3/31/2017		3,075,000	3,077,079
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023		365,000	400,977
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024		1,535,000	1,585,414
Santander Bank N.A., 8.75%, 5/30/2018		1,225,000	1,438,356
Santander Holdings USA, Inc., 4.625%, 4/19/2016		220,000	227,575
Santander Holdings USA, Inc., 3.45%, 8/27/2018		1,600,000	1,663,208
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,565,000	1,555,447
The Toronto-Dominion Bank (Canada)[7], 1.625%, 9/14/2016		5,555,000	5,621,393
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	300,000	250,447

			109,206,674

Capital Markets - 3.8%
Credit Suisse AG (Switzerland)[7], 2.60%, 5/27/2016		6,145,000	6,277,265
Goldman Sachs Capital II6,8, 4.00%		2,600,000	2,021,500
The Goldman Sachs Group, Inc., 3.625%, 2/7/2016		5,400,000	5,510,284
The Goldman Sachs Group, Inc., 5.95%, 1/18/2018		950,000	1,053,423
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,110,000	2,362,681
The Goldman Sachs Group, Inc.[6], 1.374%, 11/15/2018		6,350,000	6,420,199

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	6,125,000	$6,931,332
The Goldman Sachs Group, Inc., 6.00%, 6/15/2020	2,350,000	2,722,381
The Goldman Sachs Group, Inc.[6], 1.886%, 11/29/2023	1,415,000	1,440,911
Morgan Stanley, 3.80%, 4/29/2016	5,405,000	5,562,086
Morgan Stanley, 2.125%, 4/25/2018	5,900,000	5,947,766
Morgan Stanley, 5.75%, 1/25/2021	5,955,000	6,905,716
Morgan Stanley, 5.00%, 11/24/2025	1,200,000	1,299,673
Scottrade Financial Services, Inc.[7], 6.125%, 7/11/2021	350,000	381,900
UBS AG (Switzerland)[6], 7.25%, 2/22/2022	2,855,000	3,061,999
UBS AG (Switzerland), 7.625%, 8/17/2022	1,830,000	2,199,146
UBS AG (Switzerland)[6], 4.75%, 5/22/2023	1,775,000	1,825,245

		61,923,507

Consumer Finance - 0.4%
Capital One Bank USA National Association, 2.15%, 11/21/2018	650,000	656,811
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	770,000	904,132
CNG Holdings, Inc.[7], 9.375%, 5/15/2020	810,000	583,200
Discover Bank, 4.20%, 8/8/2023	2,220,000	2,314,994
Navient Corp., 6.125%, 3/25/2024	1,830,000	1,777,387

		6,236,524

Diversified Financial Services - 1.9%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	1,775,000	2,035,220
CME Group, Inc., 3.00%, 9/15/2022	1,040,000	1,071,855
General Electric Capital Corp., 5.30%, 2/11/2021	2,950,000	3,416,197
General Electric Capital Corp.[6], 0.659%, 5/5/2026	2,385,000	2,281,226
General Electric Capital Corp.[8,13], 7.125%	3,905,000	4,539,563
ING Bank N.V. (Netherlands)[7], 5.80%, 9/25/2023	2,200,000	2,475,438
ING Bank N.V. (Netherlands)[6], 4.125%, 11/21/2023	3,150,000	3,271,905
Jefferies Finance LLC - JFIN Co-Issuer Corp.[7], 7.375%, 4/1/2020	790,000	780,125
Jefferies Finance LLC - JFIN Co-Issuer Corp.[7], 6.875%, 4/15/2022	590,000	563,450
Jefferies Group LLC, 8.50%, 7/15/2019	380,000	454,104
Jefferies Group LLC, 6.875%, 4/15/2021	4,500,000	5,116,482
Peachtree Corners Funding Trust[7], 3.976%, 2/15/2025	550,000	556,903
Voya Financial, Inc., 2.90%, 2/15/2018	3,065,000	3,156,429
Voya Financial, Inc., 5.50%, 7/15/2022	1,015,000	1,167,019

		30,885,916

Insurance - 2.3%
Aegon N.V. (Netherlands)[6,8], 2.138%	2,195,000	1,887,700
American International Group, Inc., 6.40%, 12/15/2020	1,800,000	2,159,840
American International Group, Inc., 4.875%, 6/1/2022	9,095,000	10,250,884
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	3,785,000	3,996,521
AXA S.A. (France)[6,8], 2.007%	2,900,000	2,535,470
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,725,000	1,878,111
First American Financial Corp., 4.30%, 2/1/2023	1,145,000	1,145,245
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	9,035,000	10,216,389
Prudential Financial, Inc.[6], 5.875%, 9/15/2042	3,180,000	3,450,300

		37,520,460

Real Estate Investment Trusts (REITS) - 2.2%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	2,380,000	2,407,703
American Tower Trust I7, 1.551%, 3/15/2018	985,000	983,397
BioMed Realty LP, 3.85%, 4/15/2016	115,000	117,672
Boston Properties LP, 5.875%, 10/15/2019	3,270,000	3,781,726
Brixmor Operating Partnership LP, 3.85%, 2/1/2025	500,000	501,337
Camden Property Trust, 5.70%, 5/15/2017	2,010,000	2,178,303

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Digital Realty Trust LP, 5.875%, 2/1/2020	1,300,000	$1,477,261
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	978,280
Duke Realty LP, 3.75%, 12/1/2024	1,775,000	1,816,318
DuPont Fabros Technology LP, 5.875%, 9/15/2021	1,170,000	1,212,413
HCP, Inc., 6.70%, 1/30/2018	3,455,000	3,899,565
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	548,427
Health Care REIT, Inc., 4.95%, 1/15/2021	4,100,000	4,553,407
Hospitality Properties Trust, 6.70%, 1/15/2018	1,595,000	1,745,581
Mack-Cali Realty LP, 7.75%, 8/15/2019	370,000	430,223
Qualitytech L.P. - QTS Finance Corp., 5.875%, 8/1/2022	635,000	650,875
Rialto Holdings LLC - Rialto Corp.[7], 7.00%, 12/1/2018	1,165,000	1,213,056
Simon Property Group LP, 10.35%, 4/1/2019	5,550,000	7,157,125
UDR, Inc., 4.625%, 1/10/2022	730,000	792,949

		36,445,618

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[7], 8.50%, 6/1/2022	805,000	788,900
Greystar Real Estate Partners LLC[7], 8.25%, 12/1/2022	635,000	671,513

		1,460,413

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,050,000	1,092,000
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[7], 5.875%, 8/1/2021	995,000	950,225
Prospect Holding Co. LLC - Prospect Holding Finance Co.[7], 10.25%, 10/1/2018	610,000	433,100

		2,475,325

Total Financials		286,154,437

Health Care - 0.8%
Biotechnology - 0.2%
Amgen, Inc., 2.20%, 5/22/2019	1,395,000	1,408,635
Amgen, Inc., 2.70%, 5/1/2022	1,575,000	1,561,518

		2,970,153

Health Care Equipment & Supplies - 0.0%##
Zimmer Holdings, Inc., 1.45%, 4/1/2017	550,000	551,565

Health Care Providers & Services - 0.4%
Aetna, Inc., 3.50%, 11/15/2024	1,530,000	1,574,578
Express Scripts Holding Co., 4.75%, 11/15/2021	2,500,000	2,779,887
Fresenius US Finance II, Inc. (Germany)[7], 9.00%, 7/15/2015	800,000	811,000
UnitedHealth Group, Inc., 2.75%, 2/15/2023	630,000	628,853

		5,794,318

Pharmaceuticals - 0.2%
Concordia Healthcare Corp. (Canada)[7], 7.00%, 4/15/2023	765,000	776,475
Horizon Pharma Financing, Inc.[7], 6.625%, 5/1/2023	760,000	772,350
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	595,000	669,151
Roche Holdings, Inc. (Switzerland)[7], 6.00%, 3/1/2019	1,302,000	1,501,370

		3,719,346

Total Health Care		13,035,382

Industrials - 2.5%
Aerospace & Defense - 0.4%
DigitalGlobe, Inc.[7], 5.25%, 2/1/2021	991,000	998,433
Honeywell International, Inc., 5.30%, 3/1/2018	405,000	451,018
L-3 Communications Corp., 3.95%, 11/15/2016	1,935,000	2,004,006
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,426,998
Textron, Inc., 7.25%, 10/1/2019	350,000	415,514

		7,295,969

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[7,14], 10.00%, 2/15/2018	855,000	857,137

Airlines - 0.6%
Allegiant Travel Co., 5.50%, 7/15/2019	1,210,000	1,246,300

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	2,578,088	$2,813,210
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B7, 6.375%, 1/2/2016	912,000	936,989
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	2,370,000	2,433,042
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,146,136
Southwest Airlines Co., 2.75%, 11/6/2019	1,530,000	1,561,206

		10,136,883

Commercial Services & Supplies - 0.0%##
Modular Space Corp.[7], 10.25%, 1/31/2019	760,000	615,600

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[7], 7.75%, 2/1/2020	1,050,000	1,045,800

Machinery - 0.3%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	3,190,000	3,205,950
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[7], 8.875%, 8/1/2020	905,000	952,513
Waterjet Holdings, Inc.[7], 7.625%, 2/1/2020	950,000	1,002,250

		5,160,713

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/2025	800,000	800,929
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	105,000	105,944
Union Pacific Corp., 5.65%, 5/1/2017	175,000	190,459

		1,097,332

Trading Companies & Distributors - 0.9%
Air Lease Corp., 3.375%, 1/15/2019	1,910,000	1,962,526
Aircastle Ltd., 5.50%, 2/15/2022	850,000	907,375
Aviation Capital Group Corp.[7], 3.875%, 9/27/2016	3,725,000	3,826,856
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	890,000	912,250
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,160,000	1,165,800
International Lease Finance Corp., 8.625%, 9/15/2015	500,000	511,875
International Lease Finance Corp., 5.75%, 5/15/2016	1,095,000	1,131,956
International Lease Finance Corp.[6], 2.221%, 6/15/2016	1,980,000	1,970,100
International Lease Finance Corp., 8.75%, 3/15/2017	1,700,000	1,888,870

		14,277,608

Total Industrials		40,487,042

Information Technology - 0.8%
Internet Software & Services - 0.3%
Alibaba Group Holding Ltd. (China)[7], 2.50%, 11/28/2019	1,600,000	1,595,010
Baidu, Inc. (China), 2.75%, 6/9/2019	200,000	202,093
Tencent Holdings Ltd. (China)[7], 3.375%, 5/2/2019	2,865,000	2,948,374

		4,745,477

IT Services - 0.1%
Xerox Corp., 2.80%, 5/15/2020	1,500,000	1,509,275

Semiconductors & Semiconductor Equipment - 0.1%
KLA-Tencor Corp., 4.125%, 11/1/2021	2,305,000	2,397,728

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc., 2.40%, 5/3/2023	920,000	896,006
EMC Corp., 2.65%, 6/1/2020	2,515,000	2,577,216
Hewlett-Packard Co., 5.40%, 3/1/2017	850,000	912,332
Hewlett-Packard Co., 5.50%, 3/1/2018	330,000	365,525

		4,751,079

Total Information Technology		13,403,559

Materials - 1.1%
Chemicals - 0.4%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[7], 6.75%, 10/15/2019	1,340,000	1,366,800
The Dow Chemical Co., 8.55%, 5/15/2019	2,390,000	2,967,436
LyondellBasell Industries N.V., 5.00%, 4/15/2019	500,000	549,561
The Mosaic Co., 4.25%, 11/15/2023	695,000	739,866

		5,623,663

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT 3/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[6,7], 3.271%, 12/15/2019	1,620,000	$1,597,725

Metals & Mining - 0.5%
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,535,000	1,804,442
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	80,000	79,063
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	2,990,000	3,143,528
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	1,400,000	1,406,931
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[7], 7.375%, 2/1/2020	850,000	873,375
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,020,000	1,016,590

		8,323,929

Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,465,000	1,522,756
Georgia-Pacific LLC[7], 3.163%, 11/15/2021	765,000	777,394

		2,300,150

Total Materials		17,845,467

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.2%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,550,000	2,804,531
Windstream Corp., 7.875%, 11/1/2017	730,000	788,400

		3,592,931

Wireless Telecommunication Services - 0.6%
Altice Financing S.A. (Luxembourg)[7], 6.50%, 1/15/2022	1,755,000	1,790,100
Crown Castle Towers LLC[7], 6.113%, 1/15/2020	390,000	444,291
Crown Castle Towers LLC[7], 4.883%, 8/15/2020	224,000	245,232
SBA Tower Trust[7], 5.101%, 4/17/2017	200,000	208,003
SBA Tower Trust[7], 2.933%, 12/15/2017	1,785,000	1,815,131
SBA Tower Trust[7], 3.598%, 4/15/2018	2,505,000	2,501,909
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[7], 8.25%, 11/7/2021	840,000	886,200
T-Mobile USA, Inc., 6.836%, 4/28/2023	940,000	994,050

		8,884,916

Total Telecommunication Services		12,477,847

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Abengoa Yield plc (Spain)[7], 7.00%, 11/15/2019	1,365,000	1,409,363
ContourGlobal Power Holdings S.A. (France)[7], 7.125%, 6/1/2019	1,145,000	1,194,807
NRG Energy, Inc., 6.25%, 7/15/2022	630,000	653,625
RJS Power Holdings LLC[7], 5.125%, 7/15/2019	1,245,000	1,223,213

Total Utilities		4,481,008

Total Non-Convertible Corporate Bonds (Identified Cost $481,679,891)		490,595,090

TOTAL CORPORATE BONDS (Identified Cost $483,226,354)		492,086,209

MUTUAL FUNDS - 0.2%
Schwab U.S. Dividend Equity ETF	36,020	1,429,994
Vanguard Dividend Appreciation ETF	15,190	1,219,757

TOTAL MUTUAL FUNDS (Identified Cost $2,670,104)		2,649,751

U.S. TREASURY SECURITIES - 5.7%

U.S. Treasury Notes - 5.7%
U.S. Treasury Note, 0.25%, 10/31/2015	20,000,000	20,014,060
U.S. Treasury Note, 0.875%, 5/15/2017	16,000,000	16,083,744
U.S. Treasury Note, 0.875%, 6/15/2017	15,000,000	15,070,320
U.S. Treasury Note, 0.875%, 11/15/2017	25,000,000	25,048,825
U.S. Treasury Note, 1.00%, 12/15/2017	6,000,000	6,028,128

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.375%, 4/30/2020	12,000,000	$11,960,628

TOTAL U.S. TREASURY SECURITIES (Identified Cost $93,987,225)		94,205,705

ASSET-BACKED SECURITIES - 0.8%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[7], 1.639%, 2/15/2021	1,573,689	1,578,607
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	271,006	271,019
Enterprise Fleet Financing LLC, Series 2014-2, Class A3[7], 1.64%, 3/20/2020	1,975,000	1,974,767
FDIC Trust, Series 2011-R1, Class A7, 2.672%, 7/25/2026	732,713	749,882
FNA Trust, Series 2014-1A, Class A7, 1.296%, 12/10/2022	1,030,757	1,031,079
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[7], 3.74%, 2/25/2017	300,000	305,161
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A7, 1.92%, 10/15/2019	1,750,000	1,757,263
SpringCastle America Funding LLC, Series 2014-AA, Class A7, 2.70%, 5/25/2023	2,197,229	2,208,341
Starwood Retail Property Trust, Series 2014-STAR, Class A6,7, 1.402%, 11/15/2027	2,615,000	2,603,321

TOTAL ASSET-BACKED SECURITIES (Identified Cost $12,445,362)		12,479,440

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9%

Americold LLC Trust, Series 2010-ARTA, Class A1[7], 3.847%, 1/14/2029	317,212	332,290
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.727%, 5/10/2045	490,000	503,007
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4[6], 5.889%, 7/10/2044	2,689,136	2,794,146
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,668,036	1,725,310
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	520,335	521,669
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.701%, 9/11/2038	567,130	587,746
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,318,903	1,372,923
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	1,920,000	2,028,119
BWAY Mortgage Trust, Series 2015-1740, Class A7, 2.917%, 1/13/2035	5,200,000	5,129,868
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[7], 3.759%, 4/15/2044	613,386	622,528
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.225%, 7/15/2044	333,813	335,245
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[6], 5.776%, 3/15/2049	3,918,037	4,037,968
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	3,571,744	3,736,669
Commercial Mortgage Pass-Through Certificates, Series 2005-GG5, Class A5[6], 5.224%, 4/10/2037	3,960,788	3,972,306
Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[6], 5.819%, 7/10/2038	421,153	435,158
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[7], 3.156%, 7/10/2046	138,681	139,281
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A3, 3.955%, 2/10/2047	2,000,000	2,178,380
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A7, 3.178%, 2/10/2035	5,200,000	5,284,687
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	5,000,000	5,168,595
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	6,050,000	6,205,509

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3, 5.311%, 12/15/2039	4,592,990	$4,797,962
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[6,7], 2.50%, 5/25/2043	2,228,889	2,158,540
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[6,7], 2.13%, 2/25/2043	1,850,027	1,754,460
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[7], 3.742%, 11/10/2046	736,670	747,806
Extended Stay America Trust, Series 2013-ESH7, Class A27[7], 2.958%, 12/5/2031	2,015,000	2,046,023
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,339,751	1,346,494
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[6], 1.459%, 8/25/2020	25,093,441	1,455,947
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[6], 1.238%, 4/25/2021	2,943,112	182,935
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[6], 1.56%, 10/25/2021	7,095,162	584,989
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[6], 1.427%, 12/25/2021	9,051,567	685,801
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[6], 1.50%, 6/25/2022	16,136,184	1,385,082
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[6], 0.225%, 4/25/2023	80,774,203	1,225,991
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[6], 0.122%, 5/25/2023	50,501,050	450,772
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[6], 1.574%, 10/25/2018	10,826,428	521,920
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,770,000	1,778,882
FREMF Mortgage Trust, Series 2011-K701, Class B6,7, 4.286%, 7/25/2048	875,000	923,603
FREMF Mortgage Trust, Series 2011-K702, Class B6,7, 4.776%, 4/25/2044	1,250,000	1,340,301
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[7], 0.10%, 6/25/2046	216,750,218	1,333,881
FREMF Mortgage Trust, Series 2013-K502, Class B6,7, 2.721%, 3/25/2045	1,725,000	1,750,820
FREMF Mortgage Trust, Series 2013-K712, Class B6,7, 3.368%, 5/25/2045	1,160,000	1,191,503
FREMF Mortgage Trust, Series 2014-K41, Class B6,7, 3.83%, 11/25/2047	2,500,000	2,558,680
FREMF Mortgage Trust, Series 2014-K716, Class B6,7, 3.954%, 8/25/2047	3,075,000	3,189,079
FREMF Mortgage Trust, Series 2015-K42, Class B6,7, 3.853%, 12/25/2024	2,040,000	2,077,446
FREMF Mortgage Trust, Series 2015-K43, Class B6,7, 3.863%, 2/25/2048	500,000	512,022
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[6,7], 3.382%, 12/15/2019	2,800,000	2,846,810
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[6,7], 3.382%, 12/15/2019	1,290,000	1,268,064
GS Mortgage Securities Trust, Series 2010-C2, Class A1[7], 3.849%, 12/10/2043	1,008,395	1,028,013
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243%, 8/10/2046	1,800,000	2,003,728
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	2,000,000	2,228,518
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[6], 5.246%, 1/12/2043	1,210,000	1,216,388
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM6, 5.287%, 1/12/2043	535,000	543,476
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[6], 5.236%, 12/15/2044	215,815	217,521

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

	PRINCIPAL	VALUE
PRO-BLEND® CONSERVATIVE TERM SERIES	AMOUNT[3]	(NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	300,686	$309,933
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[6], 5.905%, 4/15/2045	991,437	1,021,133
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	5,867,631	6,127,937
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[6,7], 3.00%, 3/25/2043	1,515,311	1,504,005
JP Morgan Mortgage Trust, Series 2013-2, Class A2[6,7], 3.50%, 5/25/2043	1,811,873	1,852,357
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[6,7], 3.00%, 6/25/2029	2,134,952	2,187,141
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A4, 3.179%, 2/15/2048	4,200,000	4,286,192
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	3,000,000	3,156,771
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[7], 2.767%, 1/20/2041	360,000	366,874
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4[6], 5.676%, 5/12/2039	1,300,000	1,332,685
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4[6], 4.215%, 8/15/2046	900,000	998,892
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4[6], 4.259%, 10/15/2046	300,000	333,632
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042	311,128	311,627
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	1,388,902	1,451,655
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[7], 3.884%, 9/15/2047	700,000	709,235
Motel 6 Trust, Series 2015-MTL6, Class B7, 3.298%, 2/5/2030	2,550,000	2,569,854
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[6,7], 3.75%, 11/25/2054	2,666,504	2,744,982
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[6,7], 1.486%, 12/15/2028	366,942	366,879
SCG Trust, Series 2013-SRP1, Class AJ6,7, 2.136%, 11/15/2026	4,050,000	4,062,425
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043	1,488,743	1,384,532
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043	1,372,164	1,351,635
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043	1,905,400	1,878,084
U.S. Small Business Administration, Series 2015-10A, Class 1, 2.517%, 3/10/2025	1,270,000	1,272,386
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/2045	3,360,660	3,417,697
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX7, 4.004%, 9/13/2028	155,000	168,780
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.252%, 10/15/2044	67,184	67,464
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM6, 5.317%, 12/15/2044	1,250,000	1,269,736
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045	955,000	990,172
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[7], 4.393%, 11/15/2043	265,000	292,392
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/2048	5,400,000	5,499,981
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[7], 3.791%, 2/15/2044	1,470,000	1,485,442
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[6,7], 4.869%, 2/15/2044	1,225,000	1,387,397
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045	1,815,000	1,843,699
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	960,000	1,056,874

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

		PRINCIPAL	VALUE
PRO-BLEND® CONSERVATIVE TERM SERIES		AMOUNT[3]	(NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047		1,440,000	$1,569,298
WinWater Mortgage Loan Trust, Series 2015-03, Class A5[6,7], 3.50%, 3/20/2045		3,455,492	3,564,737
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[6,7], 3.50%, 1/20/2045		2,848,901	2,913,349

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $162,445,417)			161,572,725

FOREIGN GOVERNMENT BONDS - 2.3%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	330,000,000	580,691
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	BRL	1,250,000	395,054
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		600,000	745,500
Canada Housing Trust No. 1 (Canada)[7], 4.10%, 12/15/2018	CAD	295,000	269,908
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	1,250,000	1,055,615
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	360,000	327,924
Indonesia Treasury Bond (Indonesia), 7.875%, 4/15/2019	IDR	10,500,000,000	817,319
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	230,000	322,595
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	480,000	702,218
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	565,000	830,346
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	77,000,000	647,869
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	370,000,000	348,844
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	380,000,000	356,023
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	MYR	3,570,000	1,002,508
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	1,775,000	505,438
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	12,329,000	828,046
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	4,560,000	312,920
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	8,250,000	547,420
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,000,000	582,891
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,000,000	204,209
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,500,000	374,593
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,000,000	74,426
Norway Government Bond (Norway)[7], 4.25%, 5/19/2017	NOK	1,280,000	181,621
Province of Manitoba Canada (Canada), 4.90%, 12/6/2016		1,620,000	1,727,665
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,500,000	3,772,255
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		1,250,000	1,343,485
Province of Ontario Canada (Canada), 2.30%, 5/10/2016		7,315,000	7,445,412
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		6,600,000	7,041,903
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	650,000	510,798
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	250,000	313,702
Spain Government Bond (Spain)[7], 4.00%, 4/30/2020	EUR	390,000	508,858
Spain Government Bond (Spain)[7], 5.40%, 1/31/2023	EUR	575,000	846,117
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	GBP	650,000	1,009,276
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	290,000	448,263
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	365,000	626,809

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $38,621,873)			37,608,521

MUNICIPAL BONDS - 0.1%

Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022		500,000	342,730
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2023		2,215,000	1,477,494

TOTAL MUNICIPAL BONDS (Identified Cost $2,488,333)			1,820,224

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

	PRINCIPAL	VALUE
PRO-BLEND® CONSERVATIVE TERM SERIES	AMOUNT[3]	(NOTE 2)

U.S. GOVERNMENT AGENCIES - 13.5%

Mortgage-Backed Securities - 6.7%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	796,250	$868,863
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	72,058	77,731
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	98,575	108,289
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	545,589	594,049
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	122,748	134,423
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	87,604	92,333
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	955,347	1,041,668
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	73,286	78,720
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	176,624	189,692
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	74,557	82,227
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,468,699	1,610,590
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	1,865,726	2,014,989
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	1,600,709	1,758,318
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034	2,677,949	2,891,495
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	4,034,950	4,355,314
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	70,534	77,117
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	1,134,781	1,283,099
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	116,060	139,531
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	345,452	394,632
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	385,399	435,724
Fannie Mae, Pool #256673, 5.50%, 4/1/2037	2,178,279	2,462,714
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	169,888	192,072
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	481,882	551,430
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,648,694	1,882,726
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	40,306	44,838
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	70,454	78,626
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	52,870	58,814
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	956,267	1,081,235
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	1,004,648	1,149,902
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	116,016	129,059
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	125,196	139,278
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	1,120,358	1,266,652
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	962,153	1,100,254
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	1,573,662	1,799,682
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	733,477	839,669
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	22,209	25,345
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	88,147	100,593
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	157,409	179,634
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	181,782	207,966
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	126,138	143,947
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	56,951	65,063
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	25,106	28,651
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	97,050	107,961
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	131,914	146,744
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	2,090,568	2,363,551
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	1,130,450	1,278,062
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	185,720	208,191
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,414,521	1,540,782
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	417,270	471,756
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	1,384,340	1,584,130

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	276,357	$318,676
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	151,391	168,602
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	284,600	316,808
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	2,404,794	2,622,563
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	129,618	144,256
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	220,700	245,594
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	2,409,732	2,724,390
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,762,395	2,013,804
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	580,765	664,841
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	2,238,962	2,559,733
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,378,908	1,578,852
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	3,308,425	3,785,653
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,468,024	1,602,143
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	641,002	700,108
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	471,255	515,266
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,510,434	1,649,525
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	379,287	414,332
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	451,188	473,510
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	2,191,661	2,299,996
Fannie Mae, Pool #AQ7871, 3.50%, 12/1/2042	461,833	484,549
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	5,431,295	5,939,513
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	299,201	319,883
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	120,245	132,192
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	87,607	96,678
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	118,909	131,366
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	277,786	303,832
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,830,443	2,004,188
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	2,437,751	2,670,596
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,543,345	1,663,147
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	294,518	333,511
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	726,260	819,711
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	77,606	88,359
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	290,774	328,221
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	1,085,190	1,235,040
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,245,162	1,404,560
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	682,190	769,973
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	313,111	353,186
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	340,808	384,432
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	830,081	936,729
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	108,984	122,831
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	764,944	862,292
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	1,014,049	1,144,456
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	517,381	583,981
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	1,027,423	1,159,230
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	931,237	1,050,940
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	2,206,096	2,399,643
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	646,853	729,838
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	553,771	624,493
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	247,601	281,979
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	140,410	160,056

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT 3/ SHARES/ CONTRACTS	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	569,577	$646,306
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	699,656	797,408
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	2,530,520	2,853,437
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	2,905,924	3,046,552
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,459,009	1,528,608
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	2,934,333	3,072,871
Freddie Mac, Pool #G08615, 3.50%, 11/1/2044	3,020,724	3,163,340
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	102,812	116,309

Total Mortgage-Backed Securities
(Identified Cost $105,489,236)		109,001,019

Other Agencies - 6.8%
Fannie Mae, 0.375%, 12/21/2015	14,000,000	14,015,372
Fannie Mae, 1.375%, 11/15/2016	20,000,000	20,249,480
Federal Home Loan Banks, 0.875%, 5/24/2017	15,000,000	15,059,220
Freddie Mac, 0.50%, 5/13/2016	7,000,000	7,008,036
Freddie Mac, 2.00%, 8/25/2016	21,500,000	21,929,355
Freddie Mac, 0.875%, 2/22/2017	15,000,000	15,076,185
Freddie Mac, 1.25%, 5/12/2017	18,000,000	18,193,428

Total Other Agencies
(Identified Cost $110,940,127)		111,531,076

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $216,429,363)		220,532,095

U.S. GOVERNMENT SECURITIES - 3.2%

U.S. Treasury Bills - 3.2%
U.S. Treasury Bill[15,16], 0.104%, 7/23/2015
(Identified Cost $51,987,711)	52,000,000	51,998,492

SHORT-TERM INVESTMENT - 2.1%

Dreyfus Cash Management, Inc. - Institutional Shares[17], 0.04%,
(Identified Cost $34,803,177)	34,803,177	34,803,177

TOTAL INVESTMENTS - 98.4%
(Identified Cost $1,548,936,922)		1,610,451,532
OTHER ASSETS, LESS LIABILITIES - 1.6%		25,561,769

NET ASSETS - 100%		$1,636,013,301

PUT OPTIONS WRITTEN - 0.0%##

Flowserve Corp., Strike $55.00, Expiring May 15, 2015,	836	$(45,980)
Johnson & Johnson, Strike $95.00, Expiring June 19, 2015,	483	(47,817)
Viacom, Inc. - Class B, Strike $62.50, Expiring June 19, 2015,	1,029	(41,160)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $212,050)		(134,957)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT APRIL 30, 2015:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[3]	UNREALIZED APPRECIATION (DEPRECIATION)
3,261	Euro Dollar Futures	CME	June 2015	812,722,725	$(44,538)
4,887	U.S. Treasury Notes (2 Year)	CBOT	June 2015	1,071,551,114	1,211,767
465	U.S. Ultra Treasury Bonds	CBOT	June 2015	76,492,500	(2,396,827)

Total					(1,229,598)

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT APRIL 30, 2015:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[3]	UNREALIZED APPRECIATION (DEPRECIATION)
42	U.S. Treasury Bonds (30 Year)	CBOT	June 2015	6,702,937	$102,857
914	U.S. Treasury Notes (10 Year)	CBOT	June 2015	117,334,750	180,263
964	U.S. Treasury Notes (5 Year)	CBOT	June 2015	115,808,032	49,647
410	Euro Dollar Futures	CME	December 2017	100,496,125	(11,008)
632	Euro Dollar Futures	CME	March 2018	154,753,100	(352,636)
633	Euro Dollar Futures	CME	June 2018	154,855,537	(336,426)
633	Euro Dollar Futures	CME	September 2018	154,721,025	(309,152)
223	Euro Dollar Futures	CME	December 2018	54,459,388	73,775

Total					(602,680)

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CBOT - Chicago Board of Trade

CLP - Chilean Peso

CME - Chicago Mercantile Exchange

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of April 30, 2015, the total value of such securities was $13,547,087.

3Amount is stated in USD unless otherwise noted.

4The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in January 2022.

5The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2015.

6The coupon rate is floating and is the effective rate as of April 30, 2015.

7Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $195,158,830 or 11.9%, of the Series’ net assets as of April 30, 2015 (see Note 2 to the financial statements).

8Security is perpetual in nature and has no stated maturity date.

9The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2018.

10The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2019.

11The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in September 2019.

12The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year plus a spread, in June 2017.

13The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

14Represents a Payment-In-Kind bond.

15All or a portion of security has been pledged in connection with outstanding futures contracts.

16Represents the annualized yield at time of purchase.

17Rate shown is the current yield as of April 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $1,548,936,922) (Note 2)	$1,610,451,532
Deposits at broker for futures contracts	26,022,353
Interest receivable	7,744,145
Receivable for fund shares sold	5,292,141
Receivable for securities sold	477,148
Dividends receivable	372,284
Foreign tax reclaims receivable	137,684
Prepaid and other expenses	3,149

TOTAL ASSETS	1,650,500,436

LIABILITIES:

Due to Custodian	16,234
Options written, at value (premiums received $212,050) (Note 2)	134,957
Accrued foreign capital gains tax (Note 2)	1,526
Accrued management fees (Note 3)	812,694
Accrued shareholder services fees (Class S) (Note 3)	175,312
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	145,607
Accrued fund accounting and administration fees (Note 3)	120,738
Accrued transfer agent fees (Note 3)	108,150
Accrued Directors’ fees (Note 3)	724
Accrued Chief Compliance Officer service fees (Note 3)	385
Payable for securities purchased	10,412,556
Payable for fund shares repurchased	2,403,265
Variation margin payable on futures contracts	12,114
Other payables and accrued expenses	142,873

TOTAL LIABILITIES	14,487,135

TOTAL NET ASSETS	$1,636,013,301

NET ASSETS CONSIST OF:

Capital stock	$1,337,356
Additional paid-in-capital	1,557,802,005
Undistributed net investment income	7,753,486
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	9,373,501
Net unrealized appreciation on investments (net of foreign capital gains tax of $1,526), foreign currency and translation of other assets and liabilities	59,746,953

TOTAL NET ASSETS	$1,636,013,301

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2015 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($1,054,826,989/77,826,794 shares)	$13.55

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($369,834,609/35,050,987 shares)	$10.55

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($144,191,028/14,229,140 shares)	$10.13

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($67,160,675/6,628,675 shares)	$10.13

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series

For the Six Months Ended April 30, 2015 (unaudited)

INVESTMENT INCOME:

Interest	$14,457,412
Dividends (net of foreign taxes withheld, $106,383)	5,996,671

Total Investment Income	20,454,083

EXPENSES:

Management fees (Note 3)	5,013,481
Shareholder services fees (Class S) (Note 3)	1,095,063
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	701,929
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	160,958
Fund accounting and administration fees (Note 3)	138,244
Transfer agent fees (Note 3)	131,037
Directors’ fees (Note 3)	26,597
Chief Compliance Officer service fees (Note 3)	1,213
Custodian fees	62,231
Miscellaneous	181,575

Total Expenses	7,512,328

NET INVESTMENT INCOME	12,941,755

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	9,083,628
Futures contracts	984,446
Options written	1,012,785
Foreign currency and translation of other assets and liabilities	(122,657)

10,958,202

Net change in unrealized appreciation (depreciation) on-
Investments (net of increase in accrued foreign capital gains tax of $453)	(2,334,617)
Futures contracts	(2,075,712)
Options written	170,833
Foreign currency and translation of other assets and liabilities	6,459

(4,233,037)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	6,725,165

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,666,920

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$12,941,755	$24,439,713
Net realized gain on investments and foreign currency	10,958,202	83,234,619
Net change in unrealized depreciation on investments and foreign currency	(4,233,037)	(26,892,984)

Net increase from operations	19,666,920	80,781,348

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(9,563,594)	(14,549,144)
From net investment income (Class I)	(4,292,450)	(6,447,289)
From net investment income (Class C)	(977,439)	(1,252,553)
From net investment income (Class R)	(617,715)	(816,034)
From net realized gain on investments (Class S)	(50,047,462)	(42,636,482)
From net realized gain on investments (Class I)	(19,801,076)	(16,448,458)
From net realized gain on investments (Class C)	(8,080,197)	(5,631,048)
From net realized gain on investments (Class R)	(3,642,429)	(2,517,150)

Total distributions to shareholders	(97,022,362)	(90,298,158)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	36,587,033	189,841,532

Net increase (decrease) in net assets	(40,768,409)	180,324,722

NET ASSETS:

Beginning of period	1,676,781,710	1,496,456,988

End of period (including undistributed net investment income of $7,753,486 and $10,262,929, respectively)	$1,636,013,301	$1,676,781,710

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.13	$14.18	$13.62	$13.16	$13.37	$12.21

Income from investment operations:
Net investment income[1]	0.11	0.22	0.22	0.22	0.25	0.29
Net realized and unrealized gain on investments	0.04	0.52	0.83	0.69	0.12	1.07

Total from investment operations	0.15	0.74	1.05	0.91	0.37	1.36

Less distributions to shareholders:
From net investment income	(0.12)	(0.20)	(0.20)	(0.24)	(0.24)	(0.20)
From net realized gain on investments	(0.61)	(0.59)	(0.29)	(0.21)	(0.34)	—

Total distributions to shareholders	(0.73)	(0.79)	(0.49)	(0.45)	(0.58)	(0.20)

Net asset value - End of period	$13.55	$14.13	$14.18	$13.62	$13.16	$13.37

Net assets - End of period (000’s omitted)	$1,054,827	$1,124,851	$1,027,160	$973,964	$870,693	$683,681

Total return[2]	1.18%	5.46%	7.93%	7.15%	2.87%	11.26%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.86%[3]	0.87%	0.87%	0.88%	0.89%	0.90%
Net investment income	1.58%[3]	1.57%	1.58%	1.65%	1.87%	2.28%
Series portfolio turnover	26%	45%	54%	54%	25%	42%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A	N/A	0.00%[4]

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.17	$11.38	$11.03	$10.75	$11.03	$10.11

Income from investment operations:
Net investment income[1]	0.09	0.20	0.20	0.20	0.22	0.26
Net realized and unrealized gain on investments	0.03	0.40	0.66	0.55	0.10	0.88

Total from investment operations	0.12	0.60	0.86	0.75	0.32	1.14

Less distributions to shareholders:
From net investment income	(0.13)	(0.22)	(0.22)	(0.26)	(0.26)	(0.22)
From net realized gain on investments	(0.61)	(0.59)	(0.29)	(0.21)	(0.34)	—

Total distributions to shareholders	(0.74)	(0.81)	(0.51)	(0.47)	(0.60)	(0.22)

Net asset value - End of period	$10.55	$11.17	$11.38	$11.03	$10.75	$11.03

Net assets - End of period (000’s omitted)	$369,835	$353,538	$318,106	$249,566	$181,345	$139,399

Total return[2]	1.29%	5.66%	8.15%	7.34%	3.07%	11.49%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.66%[3]	0.67%	0.67%	0.68%	0.69%	0.70%
Net investment income	1.79%[3]	1.77%	1.77%	1.84%	2.07%	2.48%
Series portfolio turnover	26%	45%	54%	54%	25%	42%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A	N/A	0.00%[4]

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class C

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED				FOR THE PERIOD
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	1/4/10[1] TO 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.75	$10.99	$10.68	$10.42	$10.73	$10.00

Income from investment operations:
Net investment income[2]	0.04	0.08	0.08	0.09	0.11	0.12
Net realized and unrealized gain on investments	0.02	0.39	0.65	0.55	0.10	0.68

Total from investment operations	0.06	0.47	0.73	0.64	0.21	0.80

Less distributions to shareholders:
From net investment income	(0.07)	(0.12)	(0.13)	(0.17)	(0.18)	(0.07)
From net realized gain on investments	(0.61)	(0.59)	(0.29)	(0.21)	(0.34)	—

Total distributions to shareholders	(0.68)	(0.71)	(0.42)	(0.38)	(0.52)	(0.07)

Net asset value - End of period	$10.13	$10.75	$10.99	$10.68	$10.42	$10.73

Net assets - End of period (000’s omitted)	$144,191	$139,291	$102,919	$72,239	$42,898	$17,514

Total return[3]	0.76%	4.58%	7.06%	6.42%	2.06%	8.03%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.66%[4]	1.67%	1.67%	1.69%	1.69%	1.70%[4]
Net investment income	0.78%[4]	0.77%	0.78%	0.84%	1.03%	1.43%[4]
Series portfolio turnover	26%	45%	54%	54%	25%	42%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A	N/A	0.00%[4,5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED				FOR THE PERIOD
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	6/30/10[1] TO 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.75	$10.99	$10.67	$10.44	$10.76	$10.00

Income from investment operations:
Net investment income[2]	0.06	0.14	0.14	0.14	0.13	0.05
Net realized and unrealized gain on investments	0.03	0.38	0.64	0.54	0.13	0.71

Total from investment operations	0.09	0.52	0.78	0.68	0.26	0.76

Less distributions to shareholders:
From net investment income	(0.10)	(0.17)	(0.17)	(0.24)	(0.24)	—
From net realized gain on investments	(0.61)	(0.59)	(0.29)	(0.21)	(0.34)	—

Total distributions to shareholders	(0.71)	(0.76)	(0.46)	(0.45)	(0.58)	—

Net asset value - End of period	$10.13	$10.75	$10.99	$10.67	$10.44	$10.76

Net assets - End of period (000’s omitted)	$67,161	$59,101	$48,272	$32,988	$2,828	$1

Total return[3]	1.05%	5.08%	7.64%	6.85%	2.61%	7.60%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.16%[4]	1.17%	1.17%	1.19%	1.19%	1.20%[4]
Net investment income	1.28%[4]	1.27%	1.28%	1.32%	1.31%	1.51%[4]
Series portfolio turnover	26%	45%	54%	54%	25%	42%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,017.30	$5.30	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
Class I
Actual	$1,000.00	$1,018.90	$4.05	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class C
Actual	$1,000.00	$1,013.50	$9.04	1.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.82	$9.05	1.81%
Class R
Actual	$1,000.00	$1,015.80	$6.55	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.56	1.31%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Moderate Term Series

As of April 30, 2015 (unaudited)

Sector Allocation[4]
Financials	16.0%
Consumer Discretionary	13.1%
Information Technology	8.3%
Energy	6.0%
Industrials	5.0%
Health Care	4.6%
Materials	4.3%
Consumer Staples	4.1%
Telecommunication Services	1.0%
Utilities	0.3%

[4] Including common stocks, preferred stocks, and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
Monsanto Co.	1.4%
AMC Networks, Inc. - Class A	1.3%
Cerner Corp.	1.3%
General Electric Co.	1.2%
Hess Corp.	1.2%
Electronic Arts, Inc.	1.1%
The Priceline Group, Inc.	1.0%
Time Warner, Inc.	1.0%
Alcoa, Inc.	1.0%
lululemon athletica, Inc.	1.0%

5 As a percentage of total investments.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 40.5%

Consumer Discretionary - 10.6%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	12,500	$202,805
Hankook Tire Co. Ltd. (South Korea)[1]	10,712	450,173
Mando Corp. (South Korea)[1]	1,622	224,973
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	13,900	294,213
Nissin Kogyo Co. Ltd. (Japan)[1]	18,300	301,626

		1,473,790

Automobiles - 0.0%##
Hyundai Motor Co. (South Korea)[1]	1,950	306,035

Diversified Consumer Services - 0.2%
Apollo Education Group, Inc.*	58,800	986,958
H&R Block, Inc.	30,300	916,272
Kroton Educacional S.A. (Brazil)	288,352	1,058,489

		2,961,719

Hotels, Restaurants & Leisure - 0.5%
Accor S.A. (France)[1]	15,630	857,069
Hyatt Hotels Corp. - Class A*	7,480	434,214
Yum! Brands, Inc.	89,250	7,671,930

		8,963,213

Household Durables - 0.1%
DR Horton, Inc.	7,675	194,945
Lennar Corp. - Class A	4,330	198,314
LG Electronics, Inc. (South Korea)[1]	9,200	517,343
Nikon Corp. (Japan)[1]	29,700	422,289
Toll Brothers, Inc.*	5,564	197,745
TRI Pointe Homes, Inc.*	14,560	207,917

		1,738,553

Internet & Catalog Retail - 1.9%
ASOS plc (United Kingdom)*[1]	11,400	654,894
Groupon, Inc.*	243,720	1,686,542
MakeMyTrip Ltd. (India)*	8,790	186,172
Ocado Group plc (United Kingdom)*[1]	20,450	111,007
The Priceline Group, Inc.*	14,290	17,688,305
Rakuten, Inc. (Japan)[1]	72,560	1,267,656
TripAdvisor, Inc.*	132,890	10,696,316

		32,290,892

Media - 6.4%
AMC Networks, Inc. - Class A*	300,540	22,672,738
Cogeco Cable, Inc. (Canada)	10,710	613,484
Discovery Communications, Inc. - Class A*	108,170	3,500,381
Gannett Co., Inc.	267,190	9,169,961
Global Mediacom Tbk PT (Indonesia)[1]	2,246,760	268,198
ITV plc (United Kingdom)[1]	84,710	328,886
Liberty Global plc - Class A - ADR (United Kingdom)*	125,140	6,524,800
Mediaset Espana Comunicacion S.A. (Spain)*[1]	92,180	1,249,470
Modern Times Group AB - Class B (Sweden)[1]	4,732	157,364
Morningstar, Inc.	14,020	1,063,978
Sinclair Broadcast Group, Inc. - Class A	332,701	10,193,959
Sky plc (United Kingdom)[1]	13,273	218,843
Time Warner, Inc.	199,870	16,871,027
Tribune Media Co. - Class A	123,456	6,922,178
Twenty-First Century Fox, Inc. - Class A	431,230	14,696,318
Viacom, Inc. - Class B	205,090	14,243,501

		108,695,086

Specialty Retail - 0.3%
Advance Auto Parts, Inc.	17,320	2,476,760
Dick’s Sporting Goods, Inc.	26,270	1,425,410
Groupe Fnac S.A. (France)*[1]	203	12,234
Kingfisher plc (United Kingdom)[1]	83,790	450,162
Komeri Co. Ltd. (Japan)[1]	19,900	447,841
Sa Sa International Holdings Ltd. (Hong Kong)[1]	1,066,000	542,335

		5,354,742

Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG (Germany)[1]	4,060	332,660
Belle International Holdings Ltd. (Hong Kong)[1]	691,900	888,034
Daphne International Holdings Ltd. - Class H (China)[1]	560,000	156,066
Gildan Activewear, Inc. (Canada)	24,720	783,871
Kering (France)[1]	3,300	610,292
lululemon athletica, Inc.*	259,547	16,517,571

		19,288,494

Total Consumer Discretionary		181,072,524

Consumer Staples - 3.2%
Beverages - 1.9%
AMBEV S.A. - ADR (Brazil)	1,066,170	6,748,856
Anheuser-Busch InBev N.V. (Belgium)[1]	91,235	11,107,722
Carlsberg A/S - Class B (Denmark)[1]	9,139	833,189
Cia Cervecerias Unidas S.A. - ADR (Chile)	17,520	383,162
Diageo plc (United Kingdom)[1]	394,363	10,948,383
Remy Cointreau S.A. (France)[1]	1,380	103,824
SABMiller plc (United Kingdom)[1]	13,360	707,179
Treasury Wine Estates Ltd. (Australia)[1]	194,450	852,814

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	106,000	$673,438

		32,358,567

Food & Staples Retailing - 0.2%
Carrefour S.A. (France)[1]	24,497	844,631
Casino Guichard-Perrachon S.A. (France)[1]	2,420	213,995
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	56,100	529,584
Tesco plc (United Kingdom)[1]	213,616	720,025
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	242,400	570,372

		2,878,607

Food Products - 1.0%
Biostime International Holdings Ltd. - Class H (China)[1]	91,000	417,083
Charoen Pokphand Foods PCL (Thailand)[1]	1,023,290	691,863
Danone S.A. (France)[1]	16,531	1,196,220
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	228,880	613,599
Ingredion, Inc.	3,320	263,608
Keurig Green Mountain, Inc.	9,950	1,157,882
M Dias Branco S.A. (Brazil)	13,500	384,440
Nestle S.A. (Switzerland)[1]	12,844	996,492
Post Holdings, Inc.*	33,560	1,575,306
Sao Martinho S.A. (Brazil)	27,910	351,637
Suedzucker AG (Germany)[1]	45,277	682,422
Tiger Brands Ltd. (South Africa)[1]	9,220	239,971
Unilever plc - ADR (United Kingdom)	218,319	9,566,739

		18,137,262

Household Products - 0.0%##
Reckitt Benckiser Group plc (United Kingdom)[1]	5,120	455,700

Personal Products - 0.0%##
Beiersdorf AG (Germany)[1]	2,270	197,458

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	84,800	325,919
Japan Tobacco, Inc. (Japan)[1]	6,600	230,478
Swedish Match AB (Sweden)[1]	22,615	696,182

		1,252,579

Total Consumer Staples		55,280,173

Energy - 4.5%
Energy Equipment & Services - 2.1%
Cameron International Corp.*	217,750	11,937,055
CGG S.A. (France)*[1]	7,208	51,055
Core Laboratories N.V. - ADR	2,040	267,811
Petroleum Geo-Services ASA (Norway)[1]	19,790	131,401
Saipem S.p.A. (Italy)*[1]	26,830	355,719
Schlumberger Ltd.	152,015	14,382,139
Spectrum ASA (Norway)[1]	43,230	203,241
TGS Nopec Geophysical Co. ASA (Norway)[1]	41,870	1,065,550
Trican Well Service Ltd. (Canada)	12,780	54,022
Weatherford International plc - ADR*[2]	552,270	8,035,529

		36,483,522

Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.	53,953	3,690,385
Cameco Corp. (Canada)	81,810	1,438,220
Cameco Corp. (Canada)	7,500	131,910
Cloud Peak Energy, Inc.*	27,450	178,151
Concho Resources, Inc.*	8,210	1,039,879
Continental Resources, Inc.*	20,610	1,084,704
Cosan S.A. Industria e Comercio (Brazil)	20,640	198,936
Denbury Resources, Inc.	11,020	97,086
Diamondback Energy, Inc.*	1,410	116,424
Encana Corp. (Canada)	52,086	740,142
Energen Corp.	1,470	104,620
EOG Resources, Inc.	31,577	3,124,544
Hess Corp.	266,920	20,526,148
Koninklijke Vopak N.V. (Netherlands)[1]	4,510	236,720
Parsley Energy, Inc. - Class A*	5,800	100,572
Peabody Energy Corp.	32,470	153,583
Pioneer Natural Resources Co.	5,740	991,757
Range Resources Corp.	74,420	4,730,135
Royal Dutch Shell plc - Class B (Netherlands)[1]	18,152	581,148
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,670	495,405
RSP Permian, Inc.*	3,420	99,248
Whitehaven Coal Ltd. (Australia)*[1]	93,960	122,464

		39,982,181

Total Energy		76,465,703

Financials - 4.2%
Banks - 0.6%
ICICI Bank Ltd. - ADR (India)	38,250	418,073
Popular, Inc.*	252,730	8,196,034
Synovus Financial Corp.	35,052	969,538

		9,583,645

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets - 0.1%
Daiwa Securities Group, Inc. (Japan)[1]	69,000	$572,411
Financial Engines, Inc.	28,510	1,202,267

		1,774,678

Consumer Finance - 0.7%
SLM Corp.*	1,099,060	11,199,421

Diversified Financial Services - 0.0%##
Berkshire Hathaway, Inc. - Class B*	1,000	141,210
JSE Ltd. (South Africa)[1]	40,370	451,608

		592,818

Insurance - 0.1%
Admiral Group plc (United Kingdom)[1]	14,200	338,606
Mapfre S.A. (Spain)[1]	204,600	760,315
Zurich Insurance Group AG (Switzerland)[1]	1,580	487,672

		1,586,593

Real Estate Investment Trusts (REITS) - 2.1%
Agree Realty Corp.	17,400	535,572
Alexandria Real Estate Equities, Inc.	5,560	513,633
Alstria Office REIT AG (Germany)[1]	78,350	1,110,184
American Campus Communities, Inc.	6,310	253,283
Apartment Investment & Management Co. - Class A	12,880	485,962
AvalonBay Communities, Inc.	2,530	415,780
Axia Real Estate SOCIMI S.A. (Spain)*[1]	11,350	152,040
BioMed Realty Trust, Inc.	13,330	276,598
Brixmor Property Group, Inc.	30,630	718,274
Camden Property Trust	5,040	378,403
CatchMark Timber Trust, Inc. - Class A	25,840	299,744
Chesapeake Lodging Trust	16,110	511,493
Columbia Property Trust, Inc.	11,340	297,448
CoreSite Realty Corp.	10,710	514,937
Crown Castle International Corp.	7,000	584,710
CubeSmart	25,950	598,667
DCT Industrial Trust, Inc.	12,440	411,018
DDR Corp.	30,700	523,435
Digital Realty Trust, Inc.	6,136	389,084
Douglas Emmett, Inc.	10,260	292,410
Duke Realty Corp.	21,020	416,406
DuPont Fabros Technology, Inc.	8,749	272,531
Education Realty Trust, Inc.	11,213	376,981
Equity LifeStyle Properties, Inc.	5,580	294,736
Equity One, Inc.	17,130	421,912
Equity Residential	6,030	445,376
Essex Property Trust, Inc.	2,120	470,534
Extra Space Storage, Inc.	4,090	269,654
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	194,344	222,820
General Growth Properties, Inc.	15,490	424,426
Health Care REIT, Inc.	5,490	395,390
Healthcare Trust of America, Inc. - Class A	11,465	296,829
Home Properties, Inc.	4,140	304,538
Host Hotels & Resorts, Inc.	22,580	454,761
Inland Real Estate Corp.	41,740	429,505
Kite Realty Group Trust	15,825	414,615
Lamar Advertising Co. - Class A	7,400	428,904
LaSalle Hotel Properties	13,830	507,423
Liberty Property Trust	11,760	409,718
Mack-Cali Realty Corp.	18,230	327,229
Mid-America Apartment Communities, Inc.	4,900	365,589
Outfront Media, Inc.	53,050	1,523,596
Paramount Group, Inc.	27,260	499,403
Pebblebrook Hotel Trust	6,260	268,804
Physicians Realty Trust	40,590	673,794
Plum Creek Timber Co., Inc.	24,870	1,049,514
Prologis, Inc.	6,820	274,164
Public Storage	2,700	507,357
Rexford Industrial Realty, Inc.	18,460	274,316
Sabra Health Care REIT, Inc.	9,790	292,525
Scentre Group (Australia)[1]	95,548	281,454
Simon Property Group, Inc.	8,110	1,471,884
Sovran Self Storage, Inc.	6,660	581,684
Taubman Centers, Inc.	4,050	291,641
Terreno Realty Corp., Reit	13,270	282,386
UDR, Inc.	13,920	456,158
Urban Edge Properties	25,280	572,086
Ventas, Inc.	5,670	390,663
Washington Real Estate Investment Trust	9,440	233,357
Westfield Corp. (Australia)[1]	71,190	529,283
Weyerhaeuser Co.	269,910	8,504,864
WP GLIMCHER, Inc.	16,855	252,825

		36,424,310

Real Estate Management & Development - 0.6%
BR Malls Participacoes S.A. (Brazil)	17,560	95,699
First Capital Realty, Inc. (Canada)	18,270	302,860
Forest City Enterprises, Inc. - Class A*	17,570	417,463
Forestar Group, Inc.*	18,520	273,355
General Shopping Brasil S.A. (Brazil)*	80,160	142,338

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Management & Development (continued)
Realogy Holdings Corp.*	205,652	$9,749,961

		10,981,676

Total Financials		72,143,141

Health Care - 3.9%
Biotechnology - 0.1%
Green Cross Corp. (South Korea)[1]	2,380	392,134
Seattle Genetics, Inc.*	31,600	1,085,144

		1,477,278

Health Care Equipment & Supplies - 0.4%
BioMerieux (France)[1]	1,010	108,960
Carl Zeiss Meditec AG (Germany)[1]	18,660	474,047
Halyard Health, Inc.*	16,840	816,403
HeartWare International, Inc.*	19,110	1,446,818
Neogen Corp.*	2,910	129,611
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	2,221,510	2,053,040
Thoratec Corp.*	29,710	1,191,668

		6,220,547

Health Care Providers & Services - 0.7%
Air Methods Corp.*	2,660	121,562
Express Scripts Holding Co.*	94,640	8,176,896
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	8,390	705,110
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	16,520	693,344
KPJ Healthcare Berhad (Malaysia)[1]	216,600	258,832
Life Healthcare Group Holdings Ltd. (South Africa)[1]	94,239	323,659
Odontoprev S.A. (Brazil)	189,030	663,153
Quest Diagnostics, Inc.	10,270	733,483
Siloam International Hospitals Tbk PT (Indonesia)*[1]	294,200	322,287

		11,998,326

Health Care Technology - 1.2%
Cerner Corp.*	301,156	21,626,012

Life Sciences Tools & Services - 0.0%##
Gerresheimer AG (Germany)[1]	7,580	429,004
QIAGEN N.V.*[1]	8,680	208,715

		637,719

Pharmaceuticals - 1.5%
AstraZeneca plc - ADR (United Kingdom)	10,320	706,714
GlaxoSmithKline plc (United Kingdom)[1]	11,020	254,524
Indivior plc (United Kingdom)*[1]	5,120	15,679
Johnson & Johnson	77,670	7,704,864
Merck & Co., Inc.	141,260	8,413,446
Novartis AG - ADR (Switzerland)	5,050	514,090
Novo Nordisk A/S - Class B (Denmark)[1]	3,880	217,826
Otsuka Holdings Co. Ltd. (Japan)[1]	10,000	315,645
Roche Holding AG (Switzerland)[1]	1,770	506,494
Sanofi (France)[1]	3,176	323,287
Sanofi - ADR (France)	112,500	5,686,875
Shire plc - ADR (Ireland)	1,330	323,868
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	11,950	722,019

		25,705,331

Total Health Care		67,665,213

Industrials - 2.8%
Airlines - 0.1%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	184,009	467,383
Latam Airlines Group S.A. - ADR (Chile)*	24,137	230,991
Republic Airways Holdings, Inc.*	141,240	1,728,778
Ryanair Holdings plc - ADR (Ireland)	4,030	261,345

		2,688,497

Building Products - 0.1%
Masco Corp.	47,240	1,251,388

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	45,760	1,154,296
MiX Telematics Ltd. - ADR (South Africa)*	26,580	186,060
Rollins, Inc.	6,165	152,892
Stericycle, Inc.*	980	130,761

		1,624,009

Electrical Equipment - 0.1%
Alstom S.A. (France)*[1]	23,850	749,233
Franklin Electric Co., Inc.	3,340	120,774
Nexans S.A. (France)*[1]	4,865	190,640
Schneider Electric SE (France)[1]	4,319	322,839

		1,383,486

Industrial Conglomerates - 1.3%
General Electric Co.	775,110	20,989,979
Siemens AG (Germany)[1]	21,090	2,294,213

		23,284,192

Machinery - 0.8%
AGCO Corp.	4,590	236,431
ANDRITZ AG (Austria)[1]	10,250	600,105

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Deere & Co.	1,120	$101,382
FANUC Corp. (Japan)[1]	3,750	824,860
Flowserve Corp.	2,090	122,328
Joy Global, Inc.	240,778	10,266,774
Pall Corp.	1,960	190,747
Pentair plc (United Kingdom)	6,130	380,979
SKF AB - Class B (Sweden)[1]	4,090	99,898
Sulzer AG (Switzerland)[1]	1,940	216,481
Xylem, Inc.	11,110	411,292

		13,451,277

Marine - 0.0%##
Sinotrans Shipping Ltd. - Class H (China)*[1]	657,000	183,329

Road & Rail - 0.3%
Genesee & Wyoming, Inc.*	7,840	728,728
Heartland Express, Inc.	43,040	900,397
Hertz Global Holdings, Inc.*	72,860	1,518,402
Kansas City Southern	1,540	157,835
Swift Transportation Co.*	37,830	915,486
Union Pacific Corp.	1,840	195,463

		4,416,311

Trading Companies & Distributors - 0.0%##
Brenntag AG (Germany)[1]	8,519	511,146

Total Industrials		48,793,635

Information Technology - 7.6%
Communications Equipment - 1.0%
ARRIS Group, Inc.*	42,240	1,422,432
Ixia*	125,950	1,508,881
Juniper Networks, Inc.	468,050	12,370,562
Polycom, Inc.*	84,260	1,099,593

		16,401,468

Electronic Equipment, Instruments & Components - 0.3%
Cognex Corp.*	3,150	141,404
FLIR Systems, Inc.	32,150	993,114
Hitachi Ltd. (Japan)[1]	135,000	921,092
Keyence Corp. (Japan)[1]	823	439,358
PAX Global Technology Ltd. (Hong Kong)*[1]	365,000	530,271
Trimble Navigation Ltd.*	64,740	1,646,338

		4,671,577

Internet Software & Services - 2.8%
Alibaba Group Holding Ltd. - ADR (China)*	11,210	911,261
Baidu, Inc. - ADR (China)*	3,140	628,879
eBay, Inc.*	241,120	14,047,651
Google, Inc. - Class A*[2]	23,556	12,926,826
Google, Inc. - Class C*	25,285	13,586,827
MercadoLibre, Inc. (Argentina)	9,210	1,310,859
NetEase, Inc. - ADR (China)	4,750	608,903
Q2 Holdings, Inc.*	17,290	351,852
Qihoo 360 Technology Co. Ltd. - ADR (China)*	48,104	2,900,671
Tencent Holdings Ltd. - Class H (China)[1]	29,800	615,039
Zillow Group, Inc. - Class A*	5,310	518,468

		48,407,236

IT Services - 1.4%
Amdocs Ltd. - ADR	5,740	316,102
EVERTEC, Inc.	109,680	2,273,666
MasterCard, Inc. - Class A	85,703	7,731,268
Sabre Corp.	67,610	1,682,813
VeriFone Systems, Inc.*	234,332	8,382,056
Visa, Inc. - Class A2	57,800	3,817,690

		24,203,595

Semiconductors & Semiconductor Equipment - 0.0%##
GCL-Poly Energy Holdings Ltd. (Hong Kong)*[1]	354,000	107,061

Software - 1.4%
Aspen Technology, Inc.*	2,190	97,214
AVEVA Group plc (United Kingdom)[1]	57,323	1,487,915
Computer Modelling Group Ltd. (Canada)	13,300	146,724
Electronic Arts, Inc.*	312,890	18,175,780
Nuance Communications, Inc.*	7,730	118,501
SAP SE (Germany)[1]	19,710	1,489,388
TOTVS S.A. (Brazil)	74,510	873,213
Yodlee, Inc.*	63,960	814,850

		23,203,585

Technology Hardware, Storage & Peripherals - 0.7%
EMC Corp.[2]	385,320	10,368,961
Samsung Electronics Co. Ltd. (South Korea)[1]	1,740	2,282,626
Stratasys Ltd.*	1,100	41,195

		12,692,782

Total Information Technology		129,687,304

Materials - 3.4%
Chemicals - 2.2%
FMC Corp.	20,300	1,203,993
Monsanto Co.	213,890	24,374,904

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
The Mosaic Co.	245,320	$10,794,080
Novozymes A/S - Class B (Denmark)[1]	2,630	121,339
Potash Corp. of Saskatchewan, Inc. (Canada)	3,250	106,080
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	27,416	598,765
Syngenta AG (Switzerland)[1]	2,196	734,847
Tronox Ltd. - Class A	4,910	102,865
Umicore S.A. (Belgium)[1]	6,511	323,641
Wacker Chemie AG (Germany)[1]	1,130	140,152

		38,500,666

Construction Materials - 0.0%##
Holcim Ltd. (Switzerland)[1]	1,360	109,249

Metals & Mining - 1.2%
Alcoa, Inc.	1,251,420	16,794,056
Alumina Ltd. (Australia)[1]	230,332	279,497
Iluka Resources Ltd. (Australia)[1]	42,940	273,629
Impala Platinum Holdings Ltd. (South Africa)*[1]	38,810	215,997
Norsk Hydro ASA (Norway)[1]	38,120	180,529
Stillwater Mining Co.*	99,500	1,336,285
Teck Resources Ltd. - Class B (Canada)	32,874	499,027
ThyssenKrupp AG (Germany)[1]	12,280	326,273

		19,905,293

Total Materials		58,515,208

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	66,980	1,015,417
Telenor ASA - ADR (Norway)	14,890	1,006,862

		2,022,279

Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	37,350	780,241
China Mobile Ltd. - Class H (China)[1]	40,000	571,331
Telephone & Data Systems, Inc.	47,200	1,260,712

		2,612,284

Total Telecommunication Services		4,634,563

TOTAL COMMON STOCKS
(Identified Cost $612,505,332)		694,257,464

PREFERRED STOCKS - 0.2%

Energy - 0.0%##
Oil, Gas & Consumable Fuels - 0.0%##
Petroleo Brasileiro S.A. - ADR (Brazil)	36,670	318,296

Financials - 0.2%
Banks - 0.0%##
U.S. Bancorp., Series F (non-cumulative), 6.50%[3]	29,800	887,444

Insurance - 0.1%
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[4]	14,100	1,407,180

Real Estate Investment Trusts (REITS) - 0.1%
Public Storage, Series Q, 6.50%	37,110	961,520

Total Financials		3,256,144

TOTAL PREFERRED STOCKS
(Identified Cost $3,361,365)		3,574,440

LOAN ASSIGNMENTS - 0.2%
Alere, Inc., Term B6, 4.25%, 6/30/2017	1,567,727	1,575,957
Valeant Pharmaceuticals International, Inc., Term Loan D2[6], 3.50%, 2/13/2019	2,000,000	2,005,760

TOTAL LOAN ASSIGNMENTS
(Identified Cost $3,561,021)		3,581,717

CORPORATE BONDS - 21.7%

Convertible Corporate Bonds - 0.1%
Consumer Discretionary - 0.1%
Internet & Catalog Retail - 0.1%
The Priceline Group, Inc., 0.35%, 6/15/2020 (Identified Cost $1,497,563)	1,225,000	1,443,969

Non-Convertible Corporate Bonds - 21.6%
Consumer Discretionary - 2.4%
Auto Components - 0.1%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	830,000	857,929
Techniplas LLC[7], 10.00%, 5/1/2020	870,000	896,100

		1,754,029

Automobiles - 0.2%
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	2,000,000	2,218,234
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	775,000	843,599

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Automobiles (continued)
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,070,000	$1,332,144

		4,393,977

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,795,000	3,067,001

Hotels, Restaurants & Leisure - 0.2%
International Game Technology plc (United Kingdom)[7], 6.25%, 2/15/2022	900,000	888,750
Wynn Las Vegas LLC - Wynn Las Vegas Capital Corp.[7], 5.50%, 3/1/2025	845,000	848,169
Yum! Brands, Inc., 6.25%, 4/15/2016	1,066,000	1,119,257

		2,856,176

Household Durables - 0.5%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[7], 6.125%, 7/1/2022	935,000	967,725
Meritage Homes Corp., 7.15%, 4/15/2020	500,000	542,500
Meritage Homes Corp., 7.00%, 4/1/2022	760,000	813,200
NVR, Inc., 3.95%, 9/15/2022	528,000	547,700
TRI Pointe Holdings, Inc.[7], 4.375%, 6/15/2019	1,290,000	1,270,650
Tupperware Brands Corp., 4.75%, 6/1/2021	3,632,000	3,895,498
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,135,000	1,089,600

		9,126,873

Media - 0.9%
21st Century Fox America, Inc., 6.90%, 3/1/2019	1,095,000	1,293,106
CCO Holdings LLC - CCO Holdings Capital Corp.[7], 5.125%, 5/1/2023	595,000	589,050
CCO Holdings LLC - CCO Holdings Capital Corp.[7], 5.375%, 5/1/2025	695,000	682,837
Cogeco Cable, Inc. (Canada)[7], 4.875%, 5/1/2020	1,130,000	1,159,663
Columbus International, Inc. (Barbados)[7], 7.375%, 3/30/2021	1,245,000	1,355,494
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	2,115,000	2,379,164
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,410,000	1,488,166
Discovery Communications LLC, 5.05%, 6/1/2020	2,015,000	2,238,758
Sirius XM Radio, Inc.[7], 5.375%, 4/15/2025	895,000	899,475
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,342,332
Time Warner, Inc., 4.75%, 3/29/2021	1,610,000	1,792,328

		15,220,373

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,320,000	1,314,416

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,500,000	1,535,312

Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc., 4.25%, 4/1/2025	1,525,000	1,532,623
VF Corp., 5.95%, 11/1/2017	640,000	713,018

		2,245,641

Total Consumer Discretionary		41,513,798

Consumer Staples - 0.8%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,060,000	1,277,121
DS Services of America, Inc.[7], 10.00%, 9/1/2021	740,000	869,500
Pernod-Ricard S.A. (France)[7], 5.75%, 4/7/2021	1,350,000	1,556,944
SABMiller plc (United Kingdom)[7], 6.50%, 7/15/2018	1,000,000	1,140,423

		4,843,988

Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[7], 5.375%, 7/15/2022	1,110,000	1,101,675
KeHE Distributors LLC - KeHE Finance Corp.[7], 7.625%, 8/15/2021	690,000	731,400
Shearer’s Foods LLC - Chip Finance Corp.[7], 9.00%, 11/1/2019	710,000	773,900

		2,606,975

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products - 0.1%
HJ Heinz Finance Co., 6.75%, 3/15/2032	695,000	$868,750
Pinnacle Operating Corp.[7], 9.00%, 11/15/2020	1,255,000	1,270,688

		2,139,438

Household Products - 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/2021	1,300,000	1,379,320
HRG Group, Inc., 7.875%, 7/15/2019	1,200,000	1,274,850
HRG Group, Inc., 7.75%, 1/15/2022	920,000	923,450

		3,577,620

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	995,000	1,064,650

Total Consumer Staples		14,232,671

Energy - 1.5%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,215,000	1,447,985
Calfrac Holdings LP (Canada)[7], 7.50%, 12/1/2020	885,000	803,137
Ensco plc, 5.20%, 3/15/2025	1,465,000	1,510,140
Parker Drilling Co., 6.75%, 7/15/2022	870,000	735,150
Schlumberger Oilfield plc[7], 4.20%, 1/15/2021	905,000	989,546
Seventy Seven Operating LLC, 6.625%, 11/15/2019	685,000	544,575
Shelf Drilling Holdings Ltd. (United Arab Emirates)[7], 8.625%, 11/1/2018	870,000	754,725

		6,785,258

Oil, Gas & Consumable Fuels - 1.1%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	350,000	357,639
Buckeye Partners LP, 4.15%, 7/1/2023	1,295,000	1,287,782
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	350,000	437,307
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	930,000	383,625
FTS International, Inc., 6.25%, 5/1/2022	725,000	576,375
Hiland Partners LP - Hiland Partners Finance Corp.[7], 7.25%, 10/1/2020	1,400,000	1,519,000
Kinder Morgan, Inc.[7], 5.625%, 11/15/2023	1,950,000	2,150,437
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	1,275,000	1,351,500
Petrobras Global Finance B.V. (Brazil)[6], 1.896%, 5/20/2016	3,680,000	3,560,400
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	1,345,000	1,469,507
Petroleos Mexicanos (Mexico), 3.50%, 7/18/2018	450,000	464,063
Petroleos Mexicanos (Mexico)[7], 4.50%, 1/23/2026	1,925,000	1,953,875
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	1,245,000	1,273,423
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	2,090,000	2,085,348

		18,870,281

Total Energy		25,655,539

Financials - 11.6%
Banks - 4.6%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[8,9], 9.00%	1,200,000	1,297,500
Banco Santander S.A. (Spain)[8,10], 6.375%	1,400,000	1,377,250
Bank of America Corp., 6.50%, 8/1/2016	1,900,000	2,020,057
Bank of America Corp., 5.75%, 8/15/2016	1,135,000	1,196,269
Bank of America Corp., 5.70%, 5/2/2017	3,061,000	3,289,895
Bank of America Corp., 6.875%, 4/25/2018	1,030,000	1,174,707
Bank of America Corp., 7.625%, 6/1/2019	415,000	498,587
Bank of Montreal (Canada)[7], 1.95%, 1/30/2017	6,730,000	6,850,480
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020	6,830,000	6,802,796
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020	1,050,000	1,161,597
Barclays Bank plc (United Kingdom)[7], 10.179%, 6/12/2021	1,200,000	1,619,756
Barclays plc (United Kingdom)[8,11], 6.625%	800,000	793,122
BBVA Bancomer S.A. (Mexico)[7], 6.75%, 9/30/2022	1,655,000	1,880,494
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	4,406,000	4,476,998

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
BPCE S.A. (France)[6,8], 2.31%		1,400,000	$1,173,130
CIT Group, Inc., 5.25%, 3/15/2018		845,000	875,843
Citigroup, Inc., 1.80%, 2/5/2018		1,400,000	1,402,467
Citigroup, Inc., 3.875%, 3/26/2025		1,325,000	1,309,845
Citigroup, Inc.[6,8], 5.95%		845,000	840,511
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	390,000	325,355
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[8,12], 8.40%		670,000	737,000
HSBC Bank plc (United Kingdom)[7], 1.50%, 5/15/2018		1,605,000	1,604,348
ING Bank N.V. (Netherlands)[7], 1.80%, 3/16/2018		725,000	728,759
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		3,000,000	3,153,549
Intesa Sanpaolo S.p.A. (Italy)[7], 6.50%, 2/24/2021		1,380,000	1,617,544
JPMorgan Chase & Co., 3.15%, 7/5/2016		4,025,000	4,128,507
JPMorgan Chase & Co., 4.95%, 3/25/2020		4,040,000	4,517,867
Lloyds Bank plc (United Kingdom)[7], 6.50%, 9/14/2020		2,225,000	2,609,805
Lloyds Bank plc (United Kingdom)[6], 9.875%, 12/16/2021		1,300,000	1,461,200
Lloyds Bank plc (United Kingdom)[6,7,8], 12.00%		345,000	493,350
National Australia Bank Ltd. (Australia)[7], 2.00%, 2/22/2019		2,800,000	2,832,007
National Bank of Canada (Canada)[7], 1.40%, 4/20/2018		4,300,000	4,297,046
Popular, Inc., 7.00%, 7/1/2019		1,745,000	1,762,450
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	450,000	399,402
Royal Bank of Scotland Group plc (United Kingdom)[6], 1.213%, 3/31/2017		3,000,000	3,002,028
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023		395,000	433,934
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024		1,450,000	1,497,622
Santander Bank N.A., 8.75%, 5/30/2018		1,250,000	1,467,710
Santander Holdings USA, Inc., 4.625%, 4/19/2016		365,000	377,567
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,265,000	1,257,278
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	333,930

			79,079,562

Capital Markets - 2.3%
Goldman Sachs Capital II6,8, 4.00%		1,215,000	944,663
The Goldman Sachs Group, Inc., 3.625%, 2/7/2016		4,400,000	4,489,861
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,510,000	2,810,582
The Goldman Sachs Group, Inc.[6], 1.374%, 11/15/2018		6,235,000	6,303,928
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		4,285,000	4,849,103
The Goldman Sachs Group, Inc.[6], 1.886%, 11/29/2023		1,120,000	1,140,509
Morgan Stanley, 3.80%, 4/29/2016		5,020,000	5,165,896
Morgan Stanley, 2.125%, 4/25/2018		5,000,000	5,040,480
Morgan Stanley, 5.75%, 1/25/2021		2,965,000	3,438,362
Morgan Stanley, 5.00%, 11/24/2025		1,075,000	1,164,291
Scottrade Financial Services, Inc.[7], 6.125%, 7/11/2021		375,000	409,179
UBS AG (Switzerland)[6], 7.25%, 2/22/2022		1,170,000	1,254,830
UBS AG (Switzerland), 7.625%, 8/17/2022		810,000	973,392
UBS AG (Switzerland)[6], 4.75%, 5/22/2023		1,005,000	1,033,449

			39,018,525

Consumer Finance - 0.4%
Capital One Bank USA National Association, 2.15%, 11/21/2018		900,000	909,431
Caterpillar Financial Services Corp., 7.05%, 10/1/2018		1,500,000	1,761,295
Caterpillar Financial Services Corp., 7.15%, 2/15/2019		295,000	351,692
CNG Holdings, Inc.[7], 9.375%, 5/15/2020		870,000	626,400
Discover Bank, 4.20%, 8/8/2023		1,310,000	1,366,055
Navient Corp., 6.125%, 3/25/2024		1,810,000	1,757,963

			6,772,836

Diversified Financial Services - 1.0%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018		85,000	97,461
CME Group, Inc., 3.00%, 9/15/2022		1,240,000	1,277,981

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
General Electric Capital Corp.[6], 0.659%, 5/5/2026	2,310,000	$2,209,490
General Electric Capital Corp.[8,13], 7.125%	1,950,000	2,266,875
ING Bank N.V. (Netherlands)[7], 5.80%, 9/25/2023	1,850,000	2,081,618
ING Bank N.V. (Netherlands)[6], 4.125%, 11/21/2023	1,475,000	1,532,083
Jefferies Finance LLC - JFIN Co-Issuer Corp.[7], 7.375%, 4/1/2020	870,000	859,125
Jefferies Finance LLC - JFIN Co-Issuer Corp.[7], 6.875%, 4/15/2022	700,000	668,500
Jefferies Group LLC, 8.50%, 7/15/2019	1,175,000	1,404,137
Jefferies Group LLC, 5.125%, 1/20/2023	2,100,000	2,177,507
Peachtree Corners Funding Trust[7], 3.976%, 2/15/2025	475,000	480,962
Voya Financial, Inc., 5.50%, 7/15/2022	1,165,000	1,339,484

		16,395,223

Insurance - 1.2%
Aegon N.V. (Netherlands)[6,8], 2.138%	2,150,000	1,849,000
American International Group, Inc., 4.875%, 6/1/2022	3,705,000	4,175,868
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	3,035,000	3,204,608
AXA S.A. (France)[6,8], 2.007%	2,640,000	2,308,152
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,985,000	2,161,189
First American Financial Corp., 4.30%, 2/1/2023	1,650,000	1,650,353
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	3,120,000	3,527,962
Prudential Financial, Inc.[6], 5.875%, 9/15/2042	1,950,000	2,115,750

		20,992,882

Real Estate Investment Trusts (REITS) - 1.8%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	1,900,000	1,922,116
BioMed Realty LP, 3.85%, 4/15/2016	235,000	240,461
Boston Properties LP, 5.875%, 10/15/2019	1,415,000	1,636,435
Boston Properties LP, 5.625%, 11/15/2020	410,000	475,905
Camden Property Trust, 5.70%, 5/15/2017	705,000	764,032
Digital Realty Trust LP, 5.875%, 2/1/2020	4,950,000	5,624,957
Duke Realty LP, 3.75%, 12/1/2024	1,575,000	1,611,663
DuPont Fabros Technology LP, 5.875%, 9/15/2021	1,240,000	1,284,950
HCP, Inc., 6.70%, 1/30/2018	3,675,000	4,147,873
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	3,838,992
Health Care REIT, Inc., 4.95%, 1/15/2021	330,000	366,494
Hospitality Properties Trust, 6.70%, 1/15/2018	1,385,000	1,515,755
Qualitytech L.P. - QTS Finance Corp., 5.875%, 8/1/2022	735,000	753,375
Rialto Holdings LLC - Rialto Corp.[7], 7.00%, 12/1/2018	1,245,000	1,296,356
Simon Property Group LP, 10.35%, 4/1/2019	2,210,000	2,849,954
Simon Property Group LP, 5.65%, 2/1/2020	1,795,000	2,075,557
UDR, Inc., 4.625%, 1/10/2022	980,000	1,064,507

		31,469,382

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[7], 8.50%, 6/1/2022	845,000	828,100
Greystar Real Estate Partners LLC[7], 8.25%, 12/1/2022	700,000	740,250

		1,568,350

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,455,000	1,513,200
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[7], 5.875%, 8/1/2021	715,000	682,825
Prospect Holding Co. LLC - Prospect Holding Finance Co.[7], 10.25%, 10/1/2018	725,000	514,750

		2,710,775

Total Financials		198,007,535

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.6%
Biotechnology - 0.2%
Amgen, Inc., 2.20%, 5/22/2019	1,472,000	$1,486,387
Amgen, Inc., 2.70%, 5/1/2022	1,270,000	1,259,129

		2,745,516

Health Care Equipment & Supplies - 0.0%##
Zimmer Holdings, Inc., 1.45%, 4/1/2017	475,000	476,351

Health Care Providers & Services - 0.2%
Aetna, Inc., 3.50%, 11/15/2024	1,495,000	1,538,558
Express Scripts Holding Co., 4.75%, 11/15/2021	1,250,000	1,389,944
Fresenius US Finance II, Inc. (Germany)[7], 9.00%, 7/15/2015	895,000	907,306

		3,835,808

Pharmaceuticals - 0.2%
Concordia Healthcare Corp. (Canada)[7], 7.00%, 4/15/2023	845,000	857,675
Horizon Pharma Financing, Inc.[7], 6.625%, 5/1/2023	845,000	858,731
Roche Holdings, Inc. (Switzerland)[7], 6.00%, 3/1/2019	1,184,000	1,365,301

		3,081,707

Total Health Care		10,139,382

Industrials - 2.1%
Aerospace & Defense - 0.3%
DigitalGlobe, Inc.[7], 5.25%, 2/1/2021	1,113,000	1,121,348
L-3 Communications Corp., 3.95%, 11/15/2016	2,000,000	2,071,324
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,187,182

		4,379,854

Air Freight & Logistics - 0.0%##
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[7,14], 10.00%, 2/15/2018	880,000	882,200

Airlines - 0.5%
Allegiant Travel Co., 5.50%, 7/15/2019	1,275,000	1,313,250
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	2,019,426	2,203,598
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B7, 6.375%, 1/2/2016	710,000	729,454
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	2,285,000	2,345,781
Gol LuxCo S.A. (Brazil)[7], 8.875%, 1/24/2022	540,000	413,945
Southwest Airlines Co., 2.75%, 11/6/2019	1,495,000	1,525,492

		8,531,520

Commercial Services & Supplies - 0.0%##
Modular Space Corp.[7], 10.25%, 1/31/2019	860,000	696,600

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[7], 7.75%, 2/1/2020	1,100,000	1,095,600

Machinery - 0.3%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	2,215,000	2,226,075
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[7], 8.875%, 8/1/2020	985,000	1,036,713
Waterjet Holdings, Inc.[7], 7.625%, 2/1/2020	1,030,000	1,086,650

		4,349,438

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/2025	600,000	600,697
Union Pacific Corp., 5.65%, 5/1/2017	815,000	886,997
Union Pacific Corp., 7.875%, 1/15/2019	495,000	600,756

		2,088,450

Trading Companies & Distributors - 0.8%
Air Lease Corp., 3.375%, 1/15/2019	1,850,000	1,900,875
Aircastle Ltd., 5.50%, 2/15/2022	830,000	886,025
Aviation Capital Group Corp.[7], 3.875%, 9/27/2016	3,995,000	4,104,239
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	1,045,000	1,071,125
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,100,000	1,105,500
International Lease Finance Corp., 8.625%, 9/15/2015	555,000	568,181
International Lease Finance Corp., 5.75%, 5/15/2016	970,000	1,002,737
International Lease Finance Corp.[6], 2.221%, 6/15/2016	1,525,000	1,517,375

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
International Lease Finance Corp., 8.75%, 3/15/2017	1,490,000	$1,655,539

		13,811,596

Total Industrials		35,835,258

Information Technology - 0.7%
Internet Software & Services - 0.2%
Alibaba Group Holding Ltd. (China)[7], 2.50%, 11/28/2019	1,300,000	1,295,945
Tencent Holdings Ltd. (China)[7], 3.375%, 5/2/2019	1,645,000	1,692,871

		2,988,816

IT Services - 0.1%
Xerox Corp., 2.80%, 5/15/2020	1,500,000	1,509,275

Semiconductors & Semiconductor Equipment - 0.2%
KLA-Tencor Corp., 4.125%, 11/1/2021	2,225,000	2,314,510
Xilinx, Inc., 3.00%, 3/15/2021	1,265,000	1,302,562

		3,617,072

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc., 2.40%, 5/3/2023	645,000	628,178
EMC Corp., 2.65%, 6/1/2020	2,845,000	2,915,380
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	902,735

		4,446,293

Total Information Technology		12,561,456

Materials - 0.9%
Chemicals - 0.3%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[7], 6.75%, 10/15/2019	1,305,000	1,331,100
The Dow Chemical Co., 8.55%, 5/15/2019	2,305,000	2,861,899
LyondellBasell Industries N.V., 5.00%, 4/15/2019	500,000	549,561
The Mosaic Co., 4.25%, 11/15/2023	680,000	723,897

		5,466,457

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[6,7], 3.271%, 12/15/2019	1,785,000	1,760,456

Metals & Mining - 0.3%
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,275,000	1,498,803
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	110,000	108,711
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,585,000	1,666,385
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[7], 7.375%, 2/1/2020	985,000	1,012,087
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,260,000	1,255,788

		5,541,774

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	1,425,000	1,481,179
Georgia-Pacific LLC[7], 3.163%, 11/15/2021	750,000	762,151

		2,243,330

Total Materials		15,012,017

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,300,000	2,529,577
Windstream Corp., 7.875%, 11/1/2017	775,000	837,000

		3,366,577

Wireless Telecommunication Services - 0.5%
Altice Financing S.A. (Luxembourg)[7], 6.50%, 1/15/2022	1,805,000	1,841,100
Crown Castle Towers LLC[7], 6.113%, 1/15/2020	1,040,000	1,184,775
Crown Castle Towers LLC[7], 4.883%, 8/15/2020	333,000	364,564
SBA Tower Trust[7], 5.101%, 4/17/2017	575,000	598,008
SBA Tower Trust[7], 2.933%, 12/15/2017	1,680,000	1,708,358
SBA Tower Trust[7], 3.598%, 4/15/2018	1,500,000	1,498,149
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[7], 8.25%, 11/7/2021	710,000	749,050
T-Mobile USA, Inc., 6.836%, 4/28/2023	1,025,000	1,083,938

		9,027,942

Total Telecommunication Services		12,394,519

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Abengoa Yield plc (Spain)[7], 7.00%, 11/15/2019	1,295,000	$1,337,088
ContourGlobal Power Holdings S.A. (France)[7], 7.125%, 6/1/2019	1,275,000	1,330,463
NRG Energy, Inc., 6.25%, 7/15/2022	705,000	731,437
RJS Power Holdings LLC[7], 5.125%, 7/15/2019	1,730,000	1,699,725

Total Utilities		5,098,713

Total Non-Convertible Corporate Bonds (Identified Cost $363,346,300)		370,450,888

TOTAL CORPORATE BONDS (Identified Cost $364,843,863)		371,894,857

U.S. TREASURY SECURITIES - 8.3%

U.S. Treasury Notes - 8.3%
U.S. Treasury Note, 0.875%, 5/15/2017	35,000,000	35,183,190
U.S. Treasury Note, 0.875%, 6/15/2017	25,000,000	25,117,200
U.S. Treasury Note, 1.375%, 3/31/2020	32,000,000	31,897,504
U.S. Treasury Note, 1.375%, 4/30/2020	51,000,000	50,832,669

TOTAL U.S. TREASURY SECURITIES (Identified Cost $142,974,923)		143,030,563

ASSET-BACKED SECURITIES - 0.6%

Alterna Funding I LLC, Series 2014-1A, Class NOTE[7], 1.639%, 2/15/2021	1,124,064	1,127,576
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	171,453	171,461
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[7], 1.05%, 3/20/2020	1,800,000	1,801,627
FDIC Trust, Series 2011-R1, Class A7, 2.672%, 7/25/2026	775,133	793,297
FNA Trust, Series 2014-1A, Class A7, 1.296%, 12/10/2022	792,890	793,138
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	186,149	186,131
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[7], 3.74%, 2/25/2017	690,000	701,870
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A7, 1.92%, 10/15/2019	1,400,000	1,405,810
SpringCastle America Funding LLC, Series 2014-AA, Class A7, 2.70%, 5/25/2023	1,997,481	2,007,582
Starwood Retail Property Trust, Series 2014-STAR, Class A6,7, 1.402%, 11/15/2027	2,116,000	2,106,550

TOTAL ASSET-BACKED SECURITIES (Identified Cost $11,052,561)		11,095,042

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1%

Americold LLC Trust, Series 2010-ARTA, Class A1[7], 3.847%, 1/14/2029	263,286	275,800
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.727%, 5/10/2045	2,805,000	2,879,459
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4[6], 5.889%, 7/10/2044	1,951,014	2,027,201
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,032,811	1,068,274
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	717,930	719,771
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.701%, 9/11/2038	729,167	755,673
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,046,964	1,089,846
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	1,600,000	1,690,099
BWAY Mortgage Trust, Series 2015-1740, Class A7, 2.917%, 1/13/2035	4,700,000	4,636,611
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[7], 3.759%, 4/15/2044	501,861	509,341
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.225%, 7/15/2044	863,029	866,730
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	3,957,059	4,139,776
Commercial Mortgage Pass-Through Certificates, Series 2005-GG5, Class A5[6], 5.224%,4/10/2037	4,126,865	4,138,866
Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[6], 5.819%, 7/10/2038	574,300	593,397
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[7], 3.156%, 7/10/2046	228,416	229,403
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A7, 3.178%, 2/10/2035	4,700,000	4,776,544

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	5,000,000	$5,168,595
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	5,225,000	5,359,303
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[6,7], 2.50%, 5/25/2043	1,904,604	1,844,490
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[6,7], 2.13%, 2/25/2043	1,647,071	1,561,988
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[7] , 3.742%, 11/10/2046	461,979	468,963
Extended Stay America Trust, Series 2013-ESH7, Class A27[7], 2.958%, 12/5/2031	1,875,000	1,903,868
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,293,697	1,300,208
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[6], 1.459%, 8/25/2020	19,051,733	1,105,401
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[6], 1.238%, 4/25/2021	8,853,584	550,312
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[6], 1.56%, 10/25/2021	5,853,092	482,582
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[6], 1.427%, 12/25/2021	9,018,332	683,283
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[6], 1.50%, 6/25/2022	12,678,720	1,088,303
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[6], 0.225%, 4/25/2023	65,470,309	993,708
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[6], 0.122%, 5/25/2023	41,660,400	371,861
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[6], 1.574%, 10/25/2018	8,773,670	422,961
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,705,000	1,713,556
FREMF Mortgage Trust, Series 2011-K701, Class B6,7, 4.286%, 7/25/2048	750,000	791,659
FREMF Mortgage Trust, Series 2011-K702, Class B6,7, 4.776%, 4/25/2044	885,000	948,933
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[7], 0.10%, 6/25/2046	164,563,616	1,012,725
FREMF Mortgage Trust, Series 2013-K502, Class B6,7, 2.721%, 3/25/2045	2,135,000	2,166,957
FREMF Mortgage Trust, Series 2013-K712, Class B6,7, 3.368%, 5/25/2045	885,000	909,035
FREMF Mortgage Trust, Series 2014-K37, Class B6,7, 4.558%, 1/25/2047	1,977,000	2,138,663
FREMF Mortgage Trust, Series 2014-K716, Class B6,7, 3.954%, 8/25/2047	2,885,000	2,992,031
FREMF Mortgage Trust, Series 2015-K42, Class B6,7, 3.853%, 12/25/2024	1,500,000	1,527,534
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[6,7], 3.382%, 12/15/2019	2,300,000	2,338,451
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[6,7], 3.382%, 12/15/2019	1,000,000	982,995
GS Mortgage Securities Trust, Series 2010-C2, Class A1[7], 3.849%, 12/10/2043	946,747	965,165
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243%, 8/10/2046	1,500,000	1,669,773
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	4,500,000	5,014,166
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[6], 5.246%, 1/12/2043	1,750,000	1,759,238
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM6, 5.287%, 1/12/2043	495,000	502,842
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[6], 5.236%, 12/15/2044	315,422	317,916
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4[6], 5.814%, 6/12/2043	1,582,072	1,636,359
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[6], 5.905%, 4/15/2045	1,540,187	1,586,318
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	6,239,868	6,516,688
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[6,7], 3.00%, 3/25/2043	1,349,074	1,339,009
JP Morgan Mortgage Trust, Series 2013-2, Class A2[6,7], 3.50%, 5/25/2043	1,545,815	1,580,354

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[6,7], 3.00%, 6/25/2029		1,808,173	$1,852,374
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A4, 3.179%, 2/15/2048		4,300,000	4,388,245
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038		3,000,000	3,156,771
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4[6], 5.676%, 5/12/2039		1,425,000	1,460,827
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042		201,877	202,201
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[7], 3.884%, 9/15/2047		800,000	810,554
Motel 6 Trust, Series 2015-MTL6, Class B7, 3.298%, 2/5/2030		2,100,000	2,116,351
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[6,7], 3.75%, 11/25/2054		2,091,913	2,153,480
OBP Depositor LLC Trust, Series 2010-OBP, Class A7, 4.646%, 7/15/2045		115,000	128,783
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[6,7], 1.486%, 12/15/2028		320,463	320,408
SCG Trust, Series 2013-SRP1, Class AJ6,7, 2.136%, 11/15/2026		3,550,000	3,560,892
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043		1,377,583	1,281,154
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043		1,172,419	1,154,878
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043		1,619,941	1,596,717
U.S. Small Business Administration, Series 2015-10A, Class 1, 2.517%, 3/10/2025		1,035,000	1,036,945
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/2045		2,131,819	2,168,000
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX7, 4.004%, 9/13/2028		350,000	381,116
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.252%, 10/15/2044		419,898	421,651
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM6, 5.317%, 12/15/2044		1,150,000	1,168,157
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045		850,000	881,305
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[7], 4.393%, 11/15/2043		545,000	601,335
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/2048		5,300,000	5,398,130
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[7], 3.791%, 2/15/2044		940,000	949,875
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,950,000	1,980,833
WinWater Mortgage Loan Trust, Series 2015-03, Class A5[6,7], 3.50%, 3/20/2045		2,961,850	3,055,489
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[6,7], 3.50%, 1/20/2045		2,469,048	2,524,902

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $139,900,102)			138,864,357

FOREIGN GOVERNMENT BONDS - 1.3%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	790,000,000	1,390,137
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	BRL	1,250,000	395,054
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		800,000	994,000
Canada Housing Trust No. 1 (Canada)[7], 4.10%, 12/15/2018	CAD	390,000	356,828
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	1,600,000	1,351,188
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	500,000	455,450
Indonesia Treasury Bond (Indonesia), 7.875%, 4/15/2019	IDR	12,000,000,000	934,079
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	300,000	420,776
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	630,000	921,661
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,116,926
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	101,000,000	849,803
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	470,000,000	443,127
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	480,000,000	449,713
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	MYR	4,335,000	1,217,331
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,205,000	912,635
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,195,000	1,759,320

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	6,000,000	$411,737
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	630,363
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,900,000	721,328
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	272,278
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	442,700
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	93,033
Norway Government Bond (Norway)[7], 4.25%, 5/19/2017	NOK	1,610,000	228,445
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	855,000	671,895
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	407,812
Spain Government Bond (Spain)[7], 4.00%, 4/30/2020	EUR	515,000	671,954
Spain Government Bond (Spain)[7], 5.40%, 1/31/2023	EUR	760,000	1,118,346
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	GBP	800,000	1,242,186
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	380,000	587,379
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	815,711

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $24,166,132)			22,283,195

MUNICIPAL BONDS - 0.1%

Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022		600,000	411,276
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2023		2,000,000	1,334,080

TOTAL MUNICIPAL BONDS (Identified Cost $2,385,228)			1,745,356

U.S. GOVERNMENT AGENCIES - 12.8%

Mortgage-Backed Securities - 5.5%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		937,326	1,022,805
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		67,758	73,092
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		91,924	100,982
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		645,784	703,145
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		114,264	125,132
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,131,282	1,233,500
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		69,607	76,768
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,371,528	1,504,032
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		1,448,281	1,564,147
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		1,203,057	1,321,511
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034		2,454,786	2,650,537
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		2,384,560	2,573,888
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		1,451,626	1,641,356
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		217,591	248,568
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		373,644	422,434
Fannie Mae, Pool #256673, 5.50%, 4/1/2037		1,567,068	1,771,693
Fannie Mae, Pool #995050, 6.00%, 9/1/2037		482,318	551,930
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		1,650,188	1,884,433
Fannie Mae, Pool #933731, 5.50%, 4/1/2038		892,996	1,009,695
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		1,005,559	1,150,944
Fannie Mae, Pool #889624, 5.50%, 5/1/2038		1,046,230	1,182,844
Fannie Mae, Pool #889579, 6.00%, 5/1/2038		963,025	1,101,251
Fannie Mae, Pool #889575, 6.00%, 6/1/2038		598,806	684,609
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		2,766,886	3,164,286
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038		734,142	840,430
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		375,476	429,280
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038		120,093	137,391
Fannie Mae, Pool #890294, 5.50%, 1/1/2039		2,280,620	2,578,419

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	1,055,654	$1,193,499
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	573,225	648,076
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,343,535	1,463,459
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	328,709	371,631
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	2,283,335	2,490,105
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	2,633,227	2,977,068
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,763,992	2,015,630
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	1,333,288	1,526,305
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	2,240,992	2,562,053
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,380,158	1,580,283
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	3,311,424	3,789,085
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,404,274	1,532,569
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	612,333	668,796
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	467,907	511,606
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,474,388	1,610,160
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	353,128	385,757
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	1,571,950	1,649,652
Fannie Mae, Pool #AQ7871, 3.50%, 12/1/2042	1,282,869	1,345,968
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	5,614,456	6,139,814
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	353,238	377,655
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	112,083	123,218
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	81,771	90,238
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	61,818	68,386
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	110,916	122,535
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	49,123	54,010
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,375,712	1,506,294
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,832,152	2,007,152
Freddie Mac, Pool #C91788, 4.00%, 10/1/2034	1,730,242	1,864,379
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	138,412	157,591
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	287,077	324,048
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	554,374	630,446
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	698,669	795,145
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,246,291	1,405,833
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	668,438	754,452
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	813,484	917,999
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	946,954	1,068,733
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	2,167,095	2,442,614
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	506,781	572,017
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	932,081	1,051,892
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	2,103,877	2,288,456
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	372,844	420,677
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	355,074	400,421
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	558,952	636,560
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	326,392	372,060
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	1,091,359	1,230,626
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,949,730	2,042,738
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	1,679,725	1,759,030
Freddie Mac, Pool #G08615, 3.50%, 11/1/2044	1,887,952	1,977,087
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	1,059	1,065

Total Mortgage-Backed Securities (Identified Cost $90,591,971)		93,673,975

Other Agencies - 7.3%
Fannie Mae, 1.375%, 11/15/2016	6,000,000	6,074,844
Fannie Mae, 0.875%, 8/28/2017	45,000,000	45,124,335
Fannie Mae, 1.625%, 11/27/2018	15,400,000	15,639,916
Fannie Mae, 1.50%, 6/22/2020	13,000,000	12,940,434
Federal Home Loan Banks, 0.875%, 5/24/2017	15,000,000	15,059,220
Freddie Mac, 1.25%, 5/12/2017	19,000,000	19,204,174

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [5] SHARES/ CONTRACTS	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies (continued)
Freddie Mac, 3.75%, 3/27/2019	11,000,000	$12,012,990

Total Other Agencies (Identified Cost $125,140,189)		126,055,913

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $215,732,160)		219,729,888

U.S. GOVERNMENT SECURITIES - 3.7%

U.S. Treasury Bills - 3.7%
U.S. Treasury Bill[15,16], 0.104%, 7/23/2015 (Identified Cost $62,612,553)	62,625,000	62,623,184

SHORT-TERM INVESTMENT - 2.0%

Dreyfus Cash Management, Inc. - Institutional Shares[17], 0.04%, (Identified Cost $34,138,622)	34,138,622	34,138,622

TOTAL INVESTMENTS - 99.5% (Identified Cost $1,617,233,862)		1,706,818,685
OTHER ASSETS, LESS LIABILITIES - 0.5%		8,580,574

NET ASSETS - 100%		$1,715,399,259

PUT OPTIONS WRITTEN - 0.0%##
Flowserve Corp., Strike $55.00, Expiring May 15, 2015,	1,483	$(81,565)
Johnson & Johnson, Strike $95.00, Expiring June 19, 2015,	872	(86,328)
Viacom, Inc. - Class B, Strike $62.50, Expiring June 19, 2015,	1,791	(71,640)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $373,643)		(239,533)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT APRIL 30, 2015:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[5]	UNREALIZED APPRECIATION (DEPRECIATION)
2,664	Euro Dollar Futures	CME	June 2015	663,935,400	$(36,383)
3,992	U.S. Treasury Notes (2 Year)	CBOT	June 2015	875,308,379	1,043,596
380	U.S. Ultra Treasury Bonds	CBOT	June 2015	62,510,000	(1,882,803)

Total					(875,590)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT APRIL 30, 2015:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[5]	UNREALIZED APPRECIATION (DEPRECIATION)
34	U.S. Treasury Bonds (30 Year)	CBOT	June 2015	5,426,187	$80,216
746	U.S. Treasury Notes (10 Year)	CBOT	June 2015	95,767,750	110,280
788	U.S. Treasury Notes (5 Year)	CBOT	June 2015	94,664,657	31,607
335	Euro Dollar Futures	CME	December 2017	82,112,687	(8,996)
517	Euro Dollar Futures	CME	March 2018	126,593,913	(290,810)
517	Euro Dollar Futures	CME	June 2018	126,477,588	(278,233)
518	Euro Dollar Futures	CME	September 2018	126,612,150	(254,587)
182	Euro Dollar Futures	CME	December 2018	44,446,675	60,075

Total					(550,448)

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CBOT - Chicago Board of Trade

CLP - Chilean Peso

CME - Chicago Mercantile Exchange

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

Impt. - Improvement

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 A portion of this security is designated with the broker as collateral for options contracts written. As of April 30, 2015, the total value of such securities was $24,173,592.

3 The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in January 2022.

4 The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2015.

5 Amount is stated in USD unless otherwise noted.

6 The coupon rate is floating and is the effective rate as of April 30, 2015.

7 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $161,685,570 or 9.4%, of the Series’ net assets as of April 30, 2015 (see Note 2 to the financial state-ments).

8 Security is perpetual in nature and has no stated maturity date.

9 The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2018.

10 The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2019.

11 The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in September 2019.

12 The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year plus a spread, in June 2017.

13 The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

14 Represents a Payment-In-Kind bond.

15 All or a portion of security has been pledged in connection with outstanding futures contracts.

16 Represents the annualized yield at time of purchase.

17 Rate shown is the current yield as of April 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $1,617,233,862) (Note 2)	$1,706,818,685
Cash	6,121
Deposits at broker for futures contracts	22,368,968
Foreign currency (identified cost $9,031)	9,146
Interest receivable	6,356,438
Receivable for securities sold	2,731,676
Receivable for fund shares sold	1,303,980
Dividends receivable	570,303
Foreign tax reclaims receivable	290,038
Variation margin receivable on futures contracts	1,501
Prepaid and other expenses	2,815

TOTAL ASSETS	1,740,459,671

LIABILITIES:

Options written, at value (premiums received $373,643) (Note 2)	239,533
Accrued foreign capital gains tax (Note 2)	1,897
Accrued management fees (Note 3)	1,065,397
Accrued shareholder services fees (Class S) (Note 3)	159,127
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	153,104
Accrued fund accounting and administration fees (Note 3)	119,772
Accrued transfer agent fees (Note 3)	65,504
Accrued Chief Compliance Officer service fees (Note 3)	385
Payable for securities purchased	18,082,392
Payable for fund shares repurchased	5,060,114
Other payables and accrued expenses	113,187

TOTAL LIABILITIES	25,060,412

TOTAL NET ASSETS	$1,715,399,259

NET ASSETS CONSIST OF:

Capital stock	$1,461,636
Additional paid-in-capital	1,596,829,099
Undistributed net investment income	5,902,138
Accumulated net realized gain (loss) on investments, foreign currency and translation of other assets and liabilities	22,945,261
Net unrealized appreciation (depreciation) on investments (net of foreign capital gains tax of $1,897), foreign currency and translation of other assets and liabilities	88,261,125

TOTAL NET ASSETS	$1,715,399,259

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2015 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($760,582,055/55,556,627 shares)	$13.69

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($742,600,573/70,752,056 shares)	$10.50

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($160,290,468/15,126,624 shares)	$10.60

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($51,926,163/4,728,337 shares)	$10.98

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Six Months Ended April 30, 2015 (unaudited)

INVESTMENT INCOME:

Interest	$12,261,359
Dividends (net of foreign taxes withheld, $132,176)	6,285,551

Total Investment Income	18,546,910

EXPENSES:

Management fees (Note 3)	6,400,735
Shareholder services fees (Class S) (Note 3)	967,044
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	776,874
Fund accounting and administration fees (Note 3)	136,919
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	122,584
Transfer agent fees (Note 3)	90,315
Directors’ fees (Note 3)	18,958
Chief Compliance Officer service fees (Note 3)	1,213
Custodian fees	81,713
Miscellaneous	147,583

Total Expenses	8,743,938

NET INVESTMENT INCOME	9,802,972

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	21,460,236
Futures contracts	894,328
Options written	1,753,244
Foreign currency and translation of other assets and liabilities	(161,887)

23,945,921

Net change in unrealized appreciation (depreciation) on-
Investments (net of increase in accrued foreign capital gains tax of $534)	(2,662,709)
Futures contracts	(1,588,247)
Options written	296,330
Foreign currency and translation of other assets and liabilities	3,494

(3,951,132)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	19,994,789

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,797,761

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$9,802,972	$19,260,454
Net realized gain (loss) on investments and foreign currency	23,945,921	132,033,154
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(3,951,132)	(63,951,670)

Net increase from operations	29,797,761	87,341,938

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(4,349,924)	(6,823,288)
From net investment income (Class I)	(6,439,861)	(9,033,853)
From net investment income (Class C)	(499,270)	(574,092)
From net investment income (Class R)	(279,951)	(423,877)
From net realized gain on investments (Class S)	(52,892,236)	(34,149,792)
From net realized gain on investments (Class I)	(61,913,386)	(33,270,484)
From net realized gain on investments (Class C)	(12,937,429)	(6,238,941)
From net realized gain on investments (Class R)	(4,067,472)	(2,485,190)

Total distributions to shareholders	(143,379,529)	(92,999,517)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	123,024,032	140,904,867

Net increase in net assets	9,442,264	135,247,288

NET ASSETS:

Beginning of period	1,705,956,995	1,570,709,707

End of period (including undistributed net investment income of $5,902,138 and $7,668,172, respectively)	$1,715,399,259	$1,705,956,995

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.53	$14.52	$13.28	$12.92	$12.94	$11.61

Income from investment operations:
Net investment income[1]	0.08	0.16	0.14	0.17	0.22	0.19
Net realized and unrealized gain (loss) on investments	0.13	0.59	1.55	0.77	0.14	1.28

Total from investment operations	0.21	0.75	1.69	0.94	0.36	1.47

Less distributions to shareholders:
From net investment income	(0.08)	(0.12)	(0.13)	(0.20)	(0.19)	(0.14)
From net realized gain on investments	(0.97)	(0.62)	(0.32)	(0.38)	(0.19)	—

Total distributions to shareholders	(1.05)	(0.74)	(0.45)	(0.58)	(0.38)	(0.14)

Net asset value - End of period	$13.69	$14.53	$14.52	$13.28	$12.92	$12.94

Net assets - End of period (000’s omitted)	$760,582	$788,276	$793,812	$707,222	$682,409	$633,304

Total return[2]	1.73%	5.47%	13.07%	7.73%	2.78%	12.81%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.06%[3]	1.06%	1.06%	1.07%	1.07%	1.09%
Net investment income	1.12%[3]	1.12%	1.04%	1.34%	1.68%	1.60%
Series portfolio turnover	28%	53%	52%	47%	52%	56%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A	0.00%[4]

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.40	$11.56	$10.67	$10.50	$10.60	$9.54

Income from investment operations:
Net investment income[1]	0.07	0.16	0.14	0.16	0.20	0.18
Net realized and unrealized gain (loss) on investments	0.10	0.46	1.23	0.62	0.11	1.06

Total from investment operations	0.17	0.62	1.37	0.78	0.31	1.24

Less distributions to shareholders:
From net investment income	(0.10)	(0.16)	(0.16)	(0.23)	(0.22)	(0.18)
From net realized gain on investments	(0.97)	(0.62)	(0.32)	(0.38)	(0.19)	—

Total distributions to shareholders	(1.07)	(0.78)	(0.48)	(0.61)	(0.41)	(0.18)

Net asset value - End of period	$10.50	$11.40	$11.56	$10.67	$10.50	$10.60

Net assets - End of period (000’s omitted)	$742,601	$719,847	$614,016	$496,286	$352,611	$294,000

Total return[2]	1.89%	5.73%	13.34%	8.06%	2.93%	13.13%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.81%[3]	0.81%	0.81%	0.82%	0.82%	0.84%
Net investment income	1.37%[3]	1.37%	1.28%	1.57%	1.93%	1.85%
Series portfolio turnover	28%	53%	52%	47%	52%	56%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A	0.00%[4]

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class C

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED				FOR THE PERIOD
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	1/4/10[1] TO 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.49	$11.65	$10.75	$10.58	$10.69	$10.00

Income from investment operations:
Net investment income[2]	0.02	0.04	0.03	0.06	0.10	0.07
Net realized and unrealized gain (loss) on investments	0.10	0.47	1.25	0.62	0.11	0.67

Total from investment operations	0.12	0.51	1.28	0.68	0.21	0.74

Less distributions to shareholders:
From net investment income	(0.04)	(0.05)	(0.06)	(0.13)	(0.13)	(0.05)
From net realized gain on investments	(0.97)	(0.62)	(0.32)	(0.38)	(0.19)	—

Total distributions to shareholders	(1.01)	(0.67)	(0.38)	(0.51)	(0.32)	(0.05)

Net asset value - End of period	$10.60	$11.49	$11.65	$10.75	$10.58	$10.69

Net assets - End of period (000’s omitted)	$160,290	$150,654	$112,601	$81,457	$58,316	$32,019

Total return[3]	1.35%	4.69%	12.27%	6.94%	1.97%	7.41%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.81%[4]	1.81%	1.81%	1.82%	1.82%	1.84%[4]
Net investment income	0.37%[4]	0.37%	0.29%	0.57%	0.92%	0.85%[4]
Series portfolio turnover	28%	53%	52%	47%	52%	56%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A	0.00%[4,5]
1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED				FOR THE PERIOD
	4/30/15 (UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	6/30/10[1] TO 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.87	$12.00	$11.06	$10.88	$10.99	$10.00

Income from investment operations:
Net investment income[2]	0.05	0.10	0.09	0.11	0.11	0.02
Net realized and unrealized gain (loss) on investments	0.10	0.49	1.28	0.65	0.16	0.97

Total from investment operations	0.15	0.59	1.37	0.76	0.27	0.99

Less distributions to shareholders:

From net investment income	(0.07)	(0.10)	(0.11)	(0.20)	(0.19)	—
From net realized gain on investments	(0.97)	(0.62)	(0.32)	(0.38)	(0.19)	—

Total distributions to shareholders	(1.04)	(0.72)	(0.43)	(0.58)	(0.38)	—

Net asset value - End of period	$10.98	$11.87	$12.00	$11.06	$10.88	$10.99

Net assets - End of period (000’s omitted)	$51,926	$47,180	$50,280	$39,999	$18,554	$237

Total return[3]	1.58%	5.24%	12.77%	7.48%	2.50%	9.90%
Ratios (to average net assets)/ Supplemental Data:
Expenses	1.31%[4]	1.31%	1.31%	1.33%	1.32%	1.34%[4]
Net investment income	0.87%[4]	0.87%	0.80%	1.04%	1.05%	0.65%[4]
Series portfolio turnover	28%	53%	52%	47%	52%	56%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,023.70	$5.32	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
Class I
Actual	$1,000.00	$1,025.00	$4.07	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class C
Actual	$1,000.00	$1,019.00	$9.06	1.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.82	$9.05	1.81%
Class R
Actual	$1,000.00	$1,021.50	$6.57	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.56	1.31%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Extended Term Series

As of April 30, 2015 (unaudited)

Sector Allocation[3]
Consumer Discretionary	16.1%
Financials	12.9%
Information Technology	10.6%
Energy	7.2%
Health Care	5.8%
Industrials	5.5%
Materials	5.3%
Consumer Staples	5.2%
Telecommunication Services	0.8%
Utilities	0.3%

[3]Including common stocks, preferred stocks, and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[4]
Monsanto Co.	1.9%
AMC Networks, Inc. - Class A	1.8%
General Electric Co.	1.7%
Cerner Corp.	1.6%
Hess Corp.	1.5%
Electronic Arts, Inc.	1.4%
The Priceline Group, Inc.	1.4%
Alcoa, Inc.	1.3%
Twenty-First Century Fox, Inc. - Class A	1.3%
Time Warner, Inc.	1.3%

4As a percentage of total investments.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 53.6%

Consumer Discretionary - 14.1%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	20,000	$324,488
Hankook Tire Co. Ltd. (South Korea)[1]	13,890	583,729
Mando Corp. (South Korea)[1]	2,186	303,200
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	16,300	345,012
Nissin Kogyo Co. Ltd. (Japan)[1]	23,800	392,279

		1,948,708

Automobiles - 0.0%##
Hyundai Motor Co. (South Korea)[1]	2,540	398,630

Diversified Consumer Services - 0.3%
Apollo Education Group, Inc.*	80,595	1,352,787
H&R Block, Inc.	38,820	1,173,917
Kroton Educacional S.A. (Brazil)	377,954	1,387,401

		3,914,105

Hotels, Restaurants & Leisure - 0.7%
Accor S.A. (France)[1]	19,290	1,057,766
Hyatt Hotels Corp. - Class A*	8,370	485,879
Yum! Brands, Inc.	107,730	9,260,471

		10,804,116

Household Durables - 0.1%
DR Horton, Inc.	8,420	213,868
Lennar Corp. - Class A	4,743	217,229
LG Electronics, Inc. (South Korea)[1]	12,430	698,975
Nikon Corp. (Japan)[1]	40,000	568,739
Toll Brothers, Inc.*	6,091	216,474
TRI Pointe Homes, Inc.*	15,950	227,766

		2,143,051

Internet & Catalog Retail - 2.6%
ASOS plc (United Kingdom)*[1]	15,030	863,426
Groupon, Inc.*	300,290	2,078,007
MakeMyTrip Ltd. (India)*	11,820	250,348
Ocado Group plc (United Kingdom)*[1]	26,220	142,328
The Priceline Group, Inc.*	18,710	23,159,425
Rakuten, Inc. (Japan)[1]	79,580	1,390,298
TripAdvisor, Inc.*	182,380	14,679,766

		42,563,598

Media - 8.4%
AMC Networks, Inc. - Class A*	387,020	29,196,789
Discovery Communications, Inc. - Class A*	139,770	4,522,957
Gannett Co., Inc.	353,799	12,142,382
Global Mediacom Tbk PT (Indonesia)[1]	2,872,020	342,836
ITV plc (United Kingdom)[1]	108,600	421,639
Liberty Global plc - ClassA-ADR (United Kingdom)*	139,161	7,255,855
Mediaset Espana Comunicacion S.A. (Spain)*[1]	124,680	1,689,997
Modern Times Group AB - Class B (Sweden)[1]	6,047	201,095
Morningstar, Inc.	16,950	1,286,335
Sinclair Broadcast Group, Inc. - Class A	443,493	13,588,626
Sky plc (United Kingdom)[1]	17,032	280,821
Time Warner, Inc.	253,360	21,386,118
Tribune Media Co. - Class A	160,280	8,986,900
Twenty-First Century Fox, Inc. - Class A	628,250	21,410,760
Viacom, Inc. - Class B	254,840	17,698,638

		140,411,748

Specialty Retail - 0.4%
Advance Auto Parts, Inc.	22,240	3,180,320
Dick’s Sporting Goods, Inc.	33,650	1,825,849
Groupe Fnac S.A. (France)*[1]	279	16,789
Kingfisher plc (United Kingdom)[1]	100,520	540,044
Komeri Co. Ltd. (Japan)[1]	20,000	450,092
Sa Sa International Holdings Ltd. (Hong Kong)[1]	1,404,000	714,294

		6,727,388

Textiles, Apparel & Luxury Goods - 1.5%
Adidas AG (Germany)[1]	5,320	435,901
Belle International Holdings Ltd. (Hong Kong)[1]	935,000	1,200,046
Daphne International Holdings Ltd. - Class H (China)[1]	756,000	210,690
Gildan Activewear, Inc. (Canada)	31,620	1,002,670
Kering (France)[1]	4,330	800,777
lululemon athletica, Inc.*	331,979	21,127,144

		24,777,228

Total Consumer Discretionary		233,688,572

Consumer Staples - 4.3%
Beverages - 2.6%
AMBEV S.A. - ADR (Brazil)	1,360,275	8,610,541
Anheuser-Busch InBev N.V. (Belgium)[1]	117,424	14,296,193
Carlsberg A/S - Class B (Denmark)[1]	10,540	960,917

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Cia Cervecerias Unidas S.A. - ADR (Chile)	23,590	$515,913
Diageo plc (United Kingdom)[1]	541,200	15,024,900
Remy Cointreau S.A. (France)[1]	1,770	133,166
SABMiller plc (United Kingdom)[1]	17,480	925,261
Treasury Wine Estates Ltd. (Australia)[1]	249,140	1,092,672
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	142,000	902,153

		42,461,716

Food & Staples Retailing - 0.2%
Carrefour S.A. (France)[1]	37,727	1,300,787
Casino Guichard-Perrachon S.A. (France)[1]	2,930	259,093
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	74,870	706,773
Tesco plc (United Kingdom)[1]	177,392	597,926
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	299,450	704,611

		3,569,190

Food Products - 1.4%
Biostime International Holdings Ltd. - Class H (China)[1]	123,270	564,987
Charoen Pokphand Foods PCL (Thailand)[1]	1,364,930	922,851
Danone S.A. (France)[1]	21,050	1,523,225
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	292,750	784,826
Ingredion, Inc.	4,550	361,270
Keurig Green Mountain, Inc.	13,300	1,547,721
M Dias Branco S.A. (Brazil)	17,200	489,806
Nestle S.A. (Switzerland)[1]	17,106	1,327,156
Post Holdings, Inc.*	44,130	2,071,462
Sao Martinho S.A. (Brazil)	43,480	547,802
Suedzucker AG (Germany)[1]	59,456	896,130
Tiger Brands Ltd. (South Africa)[1]	12,070	314,149
Unilever plc - ADR (United Kingdom)	277,939	12,179,287

		23,530,672

Household Products - 0.0%##
Reckitt Benckiser Group plc (United Kingdom)[1]	6,950	618,577

Personal Products - 0.0%##
Beiersdorf AG (Germany)[1]	3,060	266,177

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	114,710	440,874
Japan Tobacco, Inc. (Japan)[1]	8,600	300,319
Swedish Match AB (Sweden)[1]	30,360	934,605

		1,675,798

Total Consumer Staples		72,122,130

Energy - 5.6%
Energy Equipment & Services - 2.7%
Cameron International Corp.*	287,690	15,771,166
CGG S.A. (France)*[1]	11,088	78,538
Core Laboratories N.V. - ADR	2,670	350,518
Petroleum Geo-Services ASA (Norway)[1]	26,540	176,219
Saipem S.p.A. (Italy)*[1]	31,380	416,044
Schlumberger Ltd.	174,633	16,522,028
Spectrum ASA (Norway)[1]	59,940	281,801
TGS Nopec Geophysical Co. ASA (Norway)[1]	37,800	961,972
Trican Well Service Ltd. (Canada)	17,090	72,241
Weatherford International plc - ADR*[2]	712,560	10,367,748

		44,998,275

Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.	73,550	5,030,820
Cameco Corp. (Canada)	104,216	1,832,117
Cameco Corp. (Canada)	10,390	182,740
Cloud Peak Energy, Inc.*	37,587	243,940
Concho Resources, Inc.*	9,370	1,186,804
Continental Resources, Inc.*	23,520	1,237,858
Cosan S.A. Industria e Comercio (Brazil)	26,870	258,984
Denbury Resources, Inc.	14,440	127,216
Diamondback Energy, Inc.*	1,840	151,929
Encana Corp. (Canada)	63,760	906,030
Energen Corp.	1,920	136,646
EOG Resources, Inc.	38,337	3,793,446
Hess Corp.	313,721	24,125,145
Koninklijke Vopak N.V. (Netherlands)[1]	5,900	309,679
Parsley Energy, Inc. - Class A*	7,590	131,611
Peabody Energy Corp.	44,470	210,343
Pioneer Natural Resources Co.	6,610	1,142,076
Range Resources Corp.	99,950	6,352,822
Royal Dutch Shell plc - Class B (Netherlands)[1]	24,549	785,951
RSP Permian, Inc.*	4,470	129,719

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Whitehaven Coal Ltd. (Australia)*[1]	120,460	$157,003

		48,432,879

Total Energy		93,431,154

Financials - 5.4%
Banks - 0.7%
ICICI Bank Ltd. - ADR (India)	47,750	521,907
Popular, Inc.*	328,640	10,657,795
Synovus Financial Corp.	45,140	1,248,572

		12,428,274

Capital Markets - 0.1%
Daiwa Securities Group, Inc. (Japan)[1]	90,000	746,623
Financial Engines, Inc.	36,500	1,539,205

		2,285,828

Consumer Finance - 0.9%
SLM Corp.*	1,460,300	14,880,457

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. - Class	1,330	187,809
JSE Ltd. (South Africa)[1]	53,080	593,791

		781,600

Insurance - 0.1%
Admiral Group plc (United Kingdom)[1]	18,570	442,811
Mapfre S.A. (Spain)[1]	282,140	1,048,462
Zurich Insurance Group AG (Switzerland)[1]	1,910	589,528

		2,080,801

Real Estate Investment Trusts (REITS) - 2.6%
Agree Realty Corp.	19,470	599,287
Alexandria Real Estate Equities, Inc.	6,220	574,604
Alstria Office REIT AG (Germany)[1]	105,980	1,501,688
American Campus Communities, Inc.	7,060	283,388
Apartment Investment & Management Co. - Class A	14,410	543,689
AvalonBay Communities, Inc.	2,830	465,082
Axia Real Estate SOCIMI S.A. (Spain)*[1]	12,440	166,641
BioMed Realty Trust, Inc.	14,996	311,167
Brixmor Property Group, Inc.	34,210	802,225
Camden Property Trust	5,640	423,451
CatchMark Timber Trust, Inc. - Class A	28,950	335,820
Chesapeake Lodging Trust	18,020	572,135
Columbia Property Trust, Inc.	12,620	331,023
CoreSite Realty Corp.	11,800	567,344
Crown Castle International Corp.	7,850	655,711
CubeSmart	28,520	657,956
DCT Industrial Trust, Inc.	13,670	451,657
DDR Corp.	34,350	585,667
Digital Realty Trust, Inc.	6,891	436,958
Douglas Emmett, Inc.	11,300	322,050
Duke Realty Corp.	23,530	466,129
DuPont Fabros Technology, Inc.	9,822	305,955
Education Realty Trust, Inc.	12,546	421,796
Equity LifeStyle Properties, Inc.	6,240	329,597
Equity One, Inc.	19,170	472,157
Equity Residential	6,750	498,555
Essex Property Trust, Inc.	2,370	526,021
Extra Space Storage, Inc.	4,580	301,959
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	217,467	249,332
General Growth Properties, Inc.	17,330	474,842
Health Care REIT, Inc.	6,140	442,203
Healthcare Trust of America, Inc. - Class A	12,830	332,169
Home Properties, Inc.	4,630	340,583
Host Hotels & Resorts, Inc.	25,260	508,736
Inland Real Estate Corp.	45,780	471,076
Kite Realty Group Trust	17,362	454,884
Lamar Advertising Co. - Class A	8,290	480,488
LaSalle Hotel Properties	15,480	567,961
Liberty Property Trust	12,920	450,133
Mack-Cali Realty Corp.	20,400	366,180
Mid-America Apartment Communities, Inc.	5,520	411,847
Outfront Media, Inc.	69,156	1,986,160
Paramount Group, Inc.	30,710	562,607
Pebblebrook Hotel Trust	7,000	300,580
Physicians Realty Trust	45,450	754,470
Plum Creek Timber Co., Inc.	29,426	1,241,777
Prologis, Inc.	7,480	300,696
Public Storage	3,020	567,488
Rexford Industrial Realty, Inc.	20,270	301,212
Sabra Health Care REIT, Inc.	10,960	327,485
Scentre Group (Australia)[1]	105,240	310,003
Simon Property Group, Inc.	9,080	1,647,929
Sovran Self Storage, Inc.	7,450	650,683
Taubman Centers, Inc.	4,540	326,925
Terreno Realty Corp., Reit	14,930	317,710

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
UDR, Inc.	15,580	$510,557
Urban Edge Properties	28,150	637,035
Ventas, Inc.	6,350	437,515
Washington Real Estate Investment Trust	10,560	261,043
Westfield Corp. (Australia)[1]	78,220	581,550
Weyerhaeuser Co.	348,667	10,986,497
WP GLIMCHER, Inc.	18,860	282,900

		42,752,968

Real Estate Management & Development - 0.9%
BR Malls Participacoes S.A. (Brazil)	23,640	128,833
First Capital Realty, Inc. (Canada)	20,450	338,997
Forest City Enterprises, Inc. - Class A*	19,660	467,122
Forestar Group, Inc.*	20,730	305,975
General Shopping Brasil S.A. (Brazil)*	107,859	191,522
Realogy Holdings Corp.*	276,609	13,114,033

		14,546,482

Total Financials		89,756,410

Health Care - 5.3%
Biotechnology - 0.1%
Green Cross Corp. (South Korea)[1]	3,046	501,866
Seattle Genetics, Inc.*	41,670	1,430,948

		1,932,814

Health Care Equipment & Supplies - 0.5%
BioMerieux (France)[1]	1,250	134,852
Carl Zeiss Meditec AG (Germany)[1]	23,550	598,275
Halyard Health, Inc.*	22,100	1,071,408
HeartWare International, Inc.*	24,950	1,888,965
Neogen Corp.*	4,000	178,160
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	2,885,410	2,666,592
Thoratec Corp.*	38,670	1,551,054

		8,089,306

Health Care Providers & Services - 0.9%
Air Methods Corp.*	3,480	159,036
Express Scripts Holding Co.*	124,130	10,724,832
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	10,780	905,970
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	21,970	922,081
KPJ Healthcare Berhad (Malaysia)[1]	283,070	338,262
Life Healthcare Group Holdings Ltd. (South Africa)[1]	123,210	423,159
Odontoprev S.A. (Brazil)	255,650	896,869
Quest Diagnostics, Inc.	13,200	942,744
Siloam International Hospitals Tbk PT (Indonesia)*[1]	375,600	411,458

		15,724,411

Health Care Technology - 1.6%
Cerner Corp.*	375,780	26,984,762

Life Sciences Tools & Services - 0.1%
Gerresheimer AG (Germany)[1]	10,250	580,117
QIAGEN N.V.*[1]	10,730	258,008

		838,125

Pharmaceuticals - 2.1%
AstraZeneca plc - ADR (United Kingdom)	14,220	973,786
GlaxoSmithKline plc (United Kingdom)[1]	14,575	336,632
Indivior plc (United Kingdom)*[1]	6,950	21,283
Johnson & Johnson[2]	104,720	10,388,224
Merck & Co., Inc.	182,860	10,891,142
Novartis AG - ADR (Switzerland)	7,770	790,986
Novo Nordisk A/S - Class B (Denmark)[1]	4,970	279,019
Otsuka Holdings Co. Ltd. (Japan)[1]	13,200	416,652
Roche Holding AG (Switzerland)[1]	2,320	663,880
Sanofi (France)[1]	4,075	414,797
Sanofi - ADR (France)	150,390	7,602,215
Shire plc - ADR (Ireland)	1,710	416,402
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	15,530	938,323

		34,133,341

Total Health Care		87,702,759

Industrials - 4.0%
Airlines - 0.2%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	334,807	850,410
Latam Airlines Group S.A. - ADR (Chile)*	32,203	308,183
Republic Airways Holdings, Inc.*	185,580	2,271,499
Ryanair Holdings plc - ADR (Ireland)	5,140	333,329

		3,763,421

Building Products - 0.1%
Masco Corp.	65,160	1,726,088

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	59,476	$1,500,282
MiX Telematics Ltd. - ADR (South Africa)*	36,650	256,550
Rollins, Inc.	8,535	211,668
Stericycle, Inc.*	1,290	172,125

		2,140,625

Electrical Equipment - 0.1%
Alstom S.A. (France)*[1]	32,120	1,009,029
Franklin Electric Co., Inc.	4,570	165,251
Nexans S.A. (France)*[1]	6,241	244,560
Schneider Electric SE (France)[1]	8,391	627,215

		2,046,055

Industrial Conglomerates - 1.9%
General Electric Co.	1,033,590	27,989,617
Siemens AG (Germany)[1]	27,320	2,971,925

		30,961,542

Machinery - 1.2%
AGCO Corp.	6,270	322,968
ANDRITZ AG (Austria)[1]	13,130	768,720
Deere & Co.	1,530	138,496
FANUC Corp. (Japan)[1]	4,980	1,095,414
Flowserve Corp.	2,860	167,396
Joy Global, Inc.	347,506	14,817,656
Pall Corp.	2,560	249,139
Pentair plc (United Kingdom)	8,020	498,443
SKF AB - Class B (Sweden)[1]	5,250	128,231
Sulzer AG (Switzerland)[1]	2,490	277,854
Xylem, Inc.	14,530	537,901

		19,002,218

Marine - 0.0%##
Sinotrans Shipping Ltd. - Class H (China)*[1]	171,400	47,827

Road & Rail - 0.4%
Genesee & Wyoming, Inc.*	10,190	947,161
Heartland Express, Inc.	55,140	1,153,529
Hertz Global Holdings, Inc.*	96,960	2,020,646
Kansas City Southern	2,100	215,229
Swift Transportation Co.*	48,460	1,172,732
Union Pacific Corp.	2,520	267,700

		5,776,997

Trading Companies & Distributors - 0.0%##
Brenntag AG (Germany)[1]	11,360	681,608

Total Industrials		66,146,381

Information Technology - 10.1%
Communications Equipment - 1.3%
ARRIS Group, Inc.*	54,310	1,828,889
Ixia*	160,920	1,927,822
Juniper Networks, Inc.	619,540	16,374,442
Polycom, Inc.*	110,350	1,440,067

		21,571,220

Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp.*	4,300	193,027
FLIR Systems, Inc.	41,160	1,271,432
Hitachi Ltd. (Japan)[1]	202,000	1,378,226
Keyence Corp. (Japan)[1]	1,009	538,654
PAX Global Technology Ltd. (Hong Kong)*[1]	466,000	677,004
Trimble Navigation Ltd.*	84,240	2,142,223

		6,200,566

Internet Software & Services - 3.7%
Alibaba Group Holding Ltd. - ADR (China)*	14,360	1,167,324
Baidu, Inc. - ADR (China)*	4,030	807,128
eBay, Inc.*	303,540	17,684,240
Google, Inc. - Class A*[2]	30,370	16,666,145
Google, Inc. - Class C*	32,820	17,635,503
MercadoLibre, Inc. (Argentina)	11,790	1,678,071
Q2 Holdings, Inc.*	22,140	450,549
Qihoo 360 Technology Co. Ltd. - ADR (China)*	61,088	3,683,606
Tencent Holdings Ltd. - Class H (China)[1]	39,600	817,300
Zillow Group, Inc. - Class A*	9,580	935,391

		61,525,257

IT Services - 1.9%
Amdocs Ltd. - ADR	7,400	407,518
EVERTEC, Inc.	147,950	3,067,004
MasterCard, Inc. - Class A	109,270	9,857,247
Sabre Corp.	93,570	2,328,957
VeriFone Systems, Inc.*	314,560	11,251,811
Visa, Inc. - Class A2	85,400	5,640,670

		32,553,207

Semiconductors & Semiconductor Equipment - 0.0%##
GCL-Poly Energy Holdings Ltd. (Hong Kong)*[1]	488,000	147,587

Software - 1.8%
Aspen Technology, Inc.*	3,000	133,170

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
AVEVA Group plc (United Kingdom)[1]	78,699	$2,042,765
Computer Modelling Group Ltd. (Canada)	17,470	192,727
Electronic Arts, Inc.*	403,260	23,425,373
Nuance Communications, Inc.*	10,590	162,345
SAP SE (Germany)[1]	26,910	2,033,457
TOTVS S.A. (Brazil)	96,938	1,136,056
Yodlee, Inc.*	81,810	1,042,259

		30,168,152

Technology Hardware, Storage & Peripherals - 1.0%
EMC Corp.[2]	493,020	13,267,168
Samsung Electronics Co. Ltd. (South Korea)[1]	2,260	2,964,790
Stratasys Ltd.*	1,510	56,549

		16,288,507

Total Information Technology		168,454,496

Materials - 4.5%
Chemicals - 3.0%
FMC Corp.	26,190	1,553,329
Monsanto Co.	279,158	31,812,846
The Mosaic Co.	302,998	13,331,912
Novozymes A/S - Class B (Denmark)[1]	3,590	165,630
Potash Corp. of Saskatchewan, Inc. (Canada)	3,830	125,011
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	36,399	794,954
Syngenta AG (Switzerland)[1]	2,870	960,388
Tronox Ltd. - Class A	6,820	142,879
Umicore S.A. (Belgium)[1]	8,719	433,393
Wacker Chemie AG (Germany)[1]	1,510	187,283

		49,507,625

Construction Materials - 0.0%##
Holcim Ltd. (Switzerland)[1]	1,790	143,792

Metals & Mining - 1.5%
Alcoa, Inc.	1,615,463	21,679,513
Alumina Ltd. (Australia)[1]	306,621	372,070
Iluka Resources Ltd. (Australia)[1]	56,970	363,033
Impala Platinum Holdings Ltd. (South Africa)*[1]	50,510	281,113
Norsk Hydro ASA (Norway)[1]	49,540	234,612
Stillwater Mining Co.*	131,867	1,770,974
Teck Resources Ltd. - Class B (Canada)	40,854	620,164
ThyssenKrupp AG (Germany)[1]	15,740	418,204

		25,739,683

Total Materials		75,391,100

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	90,606	1,373,587
Telenor ASA - ADR (Norway)	10,210	690,400

		2,063,987

Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	53,559	1,118,848
China Mobile Ltd. - Class H (China)[1]	53,000	757,014
Telephone & Data Systems, Inc.	61,410	1,640,261

		3,516,123

Total Telecommunication Services		5,580,110

TOTAL COMMON STOCKS
(Identified Cost $791,236,634)		892,273,112

PREFERRED STOCKS - 0.2%

Energy - 0.0%##
Oil, Gas & Consumable Fuels - 0.0%##
Petroleo Brasileiro S.A. - ADR (Brazil)	16,355	141,961

Financials - 0.2%
Banks - 0.0%##
U.S. Bancorp., Series F (non-cumulative), 6.50%[3]	30,400	905,312

Insurance - 0.1%
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[4]	14,000	1,397,200

Real Estate Investment Trusts (REITS) - 0.1%
Public Storage, Series Q, 6.50%	39,780	1,030,700

Total Financials		3,333,212

TOTAL PREFERRED STOCKS
(Identified Cost $3,288,938)		3,475,173

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

LOAN ASSIGNMENTS - 0.2%
Alere, Inc., Term B6, 4.25%, 6/30/2017	1,567,727	$1,575,957
Valeant Pharmaceuticals International, Inc., Term Loan D2[6], 3.50%, 2/13/2019	2,000,000	2,005,760

TOTAL LOAN ASSIGNMENTS
(Identified Cost $3,558,502)		3,581,717

CORPORATE BONDS - 15.7%

Convertible Corporate Bonds - 0.1%
Consumer Discretionary - 0.1%
Internet & Catalog Retail - 0.1%
The Priceline Group, Inc., 0.35%, 6/15/2020
(Identified Cost $1,528,125)	1,250,000	1,473,438

Non-Convertible Corporate Bonds - 15.6%
Consumer Discretionary - 1.9%
Auto Components - 0.1%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	825,000	852,761
Techniplas LLC[7], 10.00%, 5/1/2020	360,000	370,800

		1,223,561

Automobiles - 0.2%
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	2,007,000	2,184,650
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,045,000	1,301,019

		3,485,669

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,760,000	3,028,595

Hotels, Restaurants & Leisure - 0.1%
International Game Technology plc (United Kingdom)[7], 6.25%, 2/15/2022	885,000	873,937
Wynn Las Vegas LLC - Wynn Las Vegas Capital Corp.[7], 5.50%, 3/1/2025	815,000	818,056

		1,691,993

Household Durables - 0.3%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[7], 6.125%, 7/1/2022	905,000	936,675
Meritage Homes Corp., 7.15%, 4/15/2020	490,000	531,650
Meritage Homes Corp., 7.00%, 4/1/2022	750,000	802,500
NVR, Inc., 3.95%, 9/15/2022	500,000	518,655
TRI Pointe Holdings, Inc.[7], 4.375%, 6/15/2019	1,245,000	1,226,325
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,130,000	1,084,800

		5,100,605

Media - 0.7%
21st Century Fox America, Inc., 6.90%, 3/1/2019	1,080,000	1,275,394
CCO Holdings LLC - CCO Holdings Capital Corp.[7], 5.125%, 5/1/2023	575,000	569,250
CCO Holdings LLC - CCO Holdings Capital Corp.[7], 5.375%, 5/1/2025	670,000	658,275
Cogeco Cable, Inc. (Canada)[7], 4.875%, 5/1/2020	1,155,000	1,185,319
Columbus International, Inc. (Barbados)[7], 7.375%, 3/30/2021	1,260,000	1,371,825
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,515,000	1,704,224
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,410,000	1,488,166
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,499,912
Sirius XM Radio, Inc.[7], 5.375%, 4/15/2025	885,000	889,425
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,342,332

		11,984,122

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,270,000	1,264,628

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,510,000	1,545,547

Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc., 4.25%, 4/1/2025	1,515,000	1,522,573
VF Corp., 5.95%, 11/1/2017	880,000	980,399

		2,502,972

Total Consumer Discretionary		31,827,692

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 0.9%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,050,000	$1,265,073
DS Services of America, Inc.[7], 10.00%, 9/1/2021	635,000	746,125
Pernod-Ricard S.A. (France)[7], 5.75%, 4/7/2021	1,320,000	1,522,345
SABMiller plc (United Kingdom)[7], 6.50%, 7/15/2018	1,000,000	1,140,423

		4,673,966

Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[7], 5.375%, 7/15/2022	1,115,000	1,106,637
KeHE Distributors LLC - KeHE Finance Corp.[7], 7.625%, 8/15/2021	870,000	922,200
Shearer’s Foods LLC - Chip Finance Corp.[7], 9.00%, 11/1/2019	685,000	746,650

		2,775,487

Food Products - 0.1%
HJ Heinz Finance Co., 6.75%, 3/15/2032	670,000	837,500
Pinnacle Operating Corp.[7], 9.00%, 11/15/2020	1,285,000	1,301,063

		2,138,563

Household Products - 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/2021	1,300,000	1,379,319
HRG Group, Inc., 7.875%, 7/15/2019	1,195,000	1,269,538
HRG Group, Inc., 7.75%, 1/15/2022	940,000	943,525

		3,592,382

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	980,000	1,048,600

Total Consumer Staples		14,228,998

Energy - 1.5%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc., 7.50%, 11/15/2018	935,000	1,114,293
Calfrac Holdings LP (Canada)[7], 7.50%, 12/1/2020	900,000	816,750
Ensco plc, 5.20%, 3/15/2025	1,195,000	1,231,820
Parker Drilling Co., 6.75%, 7/15/2022	840,000	709,800
Schlumberger Oilfield plc[7], 4.20%, 1/15/2021	400,000	437,368
Seventy Seven Operating LLC, 6.625%, 11/15/2019	690,000	548,550
Shelf Drilling Holdings Ltd. (United Arab Emirates)[7], 8.625%, 11/1/2018	855,000	741,713

		5,600,294

Oil, Gas & Consumable Fuels - 1.2%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	500,000	510,913
Buckeye Partners LP, 4.15%, 7/1/2023	1,275,000	1,267,893
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	1,345,000	1,348,067
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	375,000	468,543
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	990,000	408,375
FTS International, Inc., 6.25%, 5/1/2022	705,000	560,475
Hiland Partners LP - Hiland Partners Finance Corp.[7], 7.25%, 10/1/2020	1,450,000	1,573,250
Kinder Morgan, Inc.[7], 5.625%, 11/15/2023	1,100,000	1,213,067
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	1,270,000	1,346,200
Petrobras Global Finance B.V. (Brazil)[6], 1.896%, 5/20/2016	3,642,000	3,523,635
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	1,370,000	1,496,821
Petroleos Mexicanos (Mexico)[7], 4.50%, 1/23/2026	1,905,000	1,933,575
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	1,285,000	1,314,337
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	3,140,000	3,133,010

		20,098,161

Total Energy		25,698,455

Financials - 7.2%
Banks - 2.7%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[8,9], 9.00%	1,400,000	1,513,750
Banco Santander S.A. (Spain)[8,10], 6.375%	1,400,000	1,377,250
Bank of America Corp., 5.70%, 5/2/2017	910,000	978,048

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES		PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020		4,690,000	$4,671,320
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020		1,100,000	1,216,911
Barclays Bank plc (United Kingdom)[7], 10.179%, 6/12/2021		1,250,000	1,687,246
Barclays Bank plc (United Kingdom), 3.75%, 5/15/2024		500,000	519,585
Barclays plc (United Kingdom)[8,11], 6.625%		800,000	793,122
BBVA Bancomer S.A. (Mexico)[7], 6.75%, 9/30/2022		1,670,000	1,897,538
BPCE S.A. (France)[6,8], 2.31%		1,000,000	837,950
CIT Group, Inc., 5.25%, 3/15/2018		830,000	860,295
Citigroup, Inc., 1.80%, 2/5/2018		1,315,000	1,317,317
Citigroup, Inc., 3.875%, 3/26/2025		1,425,000	1,408,701
Citigroup, Inc.[6,8], 5.95%		815,000	810,670
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	380,000	317,013
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[8,12], 8.40%		850,000	935,000
ING Bank N.V. (Netherlands)[7], 1.80%, 3/16/2018		700,000	703,629
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,650,000	1,734,452
Intesa Sanpaolo S.p.A. (Italy)[7], 6.50%, 2/24/2021		1,400,000	1,640,986
Lloyds Bank plc (United Kingdom)[7], 6.50%, 9/14/2020		4,735,000	5,553,899
Lloyds Bank plc (United Kingdom)[6], 9.875%, 12/16/2021		1,335,000	1,500,540
Lloyds Bank plc (United Kingdom)[6,7,8], 12.00%		335,000	479,050
National Australia Bank Ltd. (Australia)[7], 2.00%, 2/22/2019		1,980,000	2,002,633
National Bank of Canada (Canada)[7], 1.40%, 4/20/2018		2,950,000	2,947,973
Popular, Inc., 7.00%, 7/1/2019		1,770,000	1,787,700
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	445,000	394,964
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023		385,000	422,948
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024		1,450,000	1,497,622
The Royal Bank of Scotland plc (United Kingdom)[6], 9.50%, 3/16/2022		210,000	235,717
Santander Bank N.A., 8.75%, 5/30/2018		1,300,000	1,526,418
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,195,000	1,187,706
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	333,930

			45,091,883

Capital Markets - 0.9%
Goldman Sachs Capital II6,8, 4.00%		2,005,000	1,558,888
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,510,000	2,810,583
The Goldman Sachs Group, Inc.[6], 1.374%, 11/15/2018		2,545,000	2,573,135
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		2,225,000	2,517,912
The Goldman Sachs Group, Inc.[6], 1.886%, 11/29/2023		1,100,000	1,120,143
Morgan Stanley, 5.00%, 11/24/2025		1,150,000	1,245,520
Scottrade Financial Services, Inc.[7], 6.125%, 7/11/2021		400,000	436,458
UBS AG (Switzerland)[6], 7.25%, 2/22/2022		1,150,000	1,233,380
UBS AG (Switzerland), 7.625%, 8/17/2022		825,000	991,418
UBS AG (Switzerland)[6], 4.75%, 5/22/2023		970,000	997,458

			15,484,895

Consumer Finance - 0.3%
Capital One Bank USA National Association, 2.15%, 11/21/2018		850,000	858,907
CNG Holdings, Inc.[7], 9.375%, 5/15/2020		860,000	619,200
Discover Bank, 4.20%, 8/8/2023		1,280,000	1,334,771
Navient Corp., 6.125%, 3/25/2024		1,785,000	1,733,681

			4,546,559

Diversified Financial Services - 0.8%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018		85,000	97,461
CME Group, Inc., 3.00%, 9/15/2022		1,270,000	1,308,900
General Electric Capital Corp.[6], 0.659%, 5/5/2026		2,295,000	2,195,142
General Electric Capital Corp.[8,13], 7.125%		2,150,000	2,499,375

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
ING Bank N.V. (Netherlands)[7], 5.80%, 9/25/2023	1,870,000	$2,104,122
ING Bank N.V. (Netherlands)[6], 4.125%, 11/21/2023	1,460,000	1,516,502
Jefferies Finance LLC - JFIN Co-Issuer Corp.[7], 7.375%, 4/1/2020	875,000	864,063
Jefferies Finance LLC - JFIN Co-Issuer Corp.[7], 6.875%, 4/15/2022	695,000	663,725
Jefferies Group LLC, 8.50%, 7/15/2019	770,000	920,158
Peachtree Corners Funding Trust[7], 3.976%, 2/15/2025	475,000	480,962
Voya Financial, Inc., 5.50%, 7/15/2022	1,185,000	1,362,480

		14,012,890

Insurance - 1.1%
Aegon N.V. (Netherlands)[6,8], 2.138%	2,175,000	1,870,500
American International Group, Inc., 4.875%, 6/1/2022	3,645,000	4,108,243
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	3,175,000	3,352,432
AXA S.A. (France)[6,8], 2.007%	2,700,000	2,360,610
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,025,000	1,115,979
First American Financial Corp., 4.30%, 2/1/2023	1,350,000	1,350,289
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	2,535,000	2,866,469
Prudential Financial, Inc.[6], 5.875%, 9/15/2042	1,975,000	2,142,875

		19,167,397

Real Estate Investment Trusts (REITS) - 1.1%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	1,835,000	1,856,359
Boston Properties LP, 5.875%, 10/15/2019	1,385,000	1,601,740
Digital Realty Trust LP, 5.875%, 2/1/2020	200,000	227,271
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	2,078,845
Duke Realty LP, 3.75%, 12/1/2024	1,750,000	1,790,737
DuPont Fabros Technology LP, 5.875%, 9/15/2021	1,270,000	1,316,037
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,433,415
Health Care REIT, Inc., 4.95%, 1/15/2021	275,000	305,411
Hospitality Properties Trust, 6.70%, 1/15/2018	1,408,000	1,540,926
Qualitytech L.P. - QTS Finance Corp., 5.875%, 8/1/2022	685,000	702,125
Rialto Holdings LLC - Rialto Corp.[7], 7.00%, 12/1/2018	1,240,000	1,291,150
Simon Property Group LP, 10.35%, 4/1/2019	2,160,000	2,785,476
UDR, Inc., 4.625%, 1/10/2022	980,000	1,064,507

		17,993,999

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[7], 8.50%, 6/1/2022	870,000	852,600
Greystar Real Estate Partners LLC[7], 8.25%, 12/1/2022	730,000	771,975

		1,624,575

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,080,000	1,123,200
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[7], 5.875%, 8/1/2021	1,090,000	1,040,950
Prospect Holding Co. LLC - Prospect Holding Finance Co.[7], 10.25%, 10/1/2018	705,000	500,550

		2,664,700

Total Financials		120,586,898

Health Care - 0.5%
Biotechnology - 0.2%
Amgen, Inc., 2.20%, 5/22/2019	1,530,000	1,544,954
Amgen, Inc., 2.70%, 5/1/2022	1,200,000	1,189,728

		2,734,682

Health Care Equipment & Supplies - 0.0%##
Halyard Health, Inc.[7], 6.25%, 10/15/2022	270,000	284,850
Zimmer Holdings, Inc., 1.45%, 4/1/2017	475,000	476,351

		761,201

Health Care Providers & Services - 0.1%
Aetna, Inc., 3.50%, 11/15/2024	1,555,000	1,600,306

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Fresenius US Finance II, Inc. (Germany)[7], 9.00%, 7/15/2015	880,000	$892,100

		2,492,406

Pharmaceuticals - 0.2%
Concordia Healthcare Corp. (Canada)[7], 7.00%, 4/15/2023	815,000	827,225
Horizon Pharma Financing, Inc.[7], 6.625%, 5/1/2023	820,000	833,325
Roche Holdings, Inc. (Switzerland)[7], 6.00%, 3/1/2019	1,213,000	1,398,742

		3,059,292

Total Health Care		9,047,581

Industrials - 1.6%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[7], 5.25%, 2/1/2021	1,139,000	1,147,543
Textron, Inc., 7.25%, 10/1/2019	940,000	1,115,951

		2,263,494

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[7,14], 10.00%, 2/15/2018	904,000	906,260

Airlines - 0.4%
Allegiant Travel Co., 5.50%, 7/15/2019	1,305,000	1,344,150
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	1,318,809	1,439,084
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B7, 6.375%, 1/2/2016	715,000	734,591
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	1,315,000	1,349,979
Southwest Airlines Co., 2.75%, 11/6/2019	1,555,000	1,586,716

		6,454,520

Commercial Services & Supplies - 0.0%##
Modular Space Corp.[7], 10.25%, 1/31/2019	840,000	680,400

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[7], 7.75%, 2/1/2020	985,000	981,060

Machinery - 0.3%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	1,925,000	1,934,625
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[7], 8.875%, 8/1/2020	1,005,000	1,057,763
Waterjet Holdings, Inc.[7], 7.625%, 2/1/2020	1,010,000	1,065,550

		4,057,938

Road & Rail - 0.0%##
Burlington Northern Santa Fe LLC, 3.00%, 4/1/2025	650,000	650,755

Trading Companies & Distributors - 0.6%
Air Lease Corp., 3.375%, 1/15/2019	1,850,000	1,900,875
Aircastle Ltd., 5.50%, 2/15/2022	820,000	875,350
Aviation Capital Group Corp.[7], 3.875%, 9/27/2016	2,100,000	2,157,422
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	1,050,000	1,076,250
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,125,000	1,130,625
International Lease Finance Corp., 8.625%, 9/15/2015	550,000	563,063
International Lease Finance Corp., 5.75%, 5/15/2016	585,000	604,744
International Lease Finance Corp.[6], 2.221%, 6/15/2016	560,000	557,200
International Lease Finance Corp., 8.75%, 3/15/2017	900,000	999,990

		9,865,519

Total Industrials		25,859,946

Information Technology - 0.4%
Internet Software & Services - 0.2%
Alibaba Group Holding Ltd. (China)[7], 2.50%, 11/28/2019	1,400,000	1,395,633
Tencent Holdings Ltd. (China)[7], 3.375%, 5/2/2019	2,110,000	2,171,403

		3,567,036

Semiconductors & Semiconductor Equipment - 0.2%
KLA-Tencor Corp., 4.125%, 11/1/2021	2,310,000	2,402,929
Xilinx, Inc., 3.00%, 3/15/2021	160,000	164,751

		2,567,680

Technology Hardware, Storage & Peripherals - 0.0%##
Apple, Inc., 2.40%, 5/3/2023	650,000	633,048

Total Information Technology		6,767,764

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.8%
Chemicals - 0.3%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[7], 6.75%, 10/15/2019	1,335,000	$1,361,700
The Dow Chemical Co., 8.55%, 5/15/2019	2,380,000	2,955,020
LyondellBasell Industries N.V., 5.00%, 4/15/2019	500,000	549,561
The Mosaic Co., 4.25%, 11/15/2023	665,000	707,929

		5,574,210

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[6,7], 3.271%, 12/15/2019	1,605,000	1,582,931

Metals & Mining - 0.2%
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	960,000	1,128,511
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	105,000	103,770
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[7], 7.375%, 2/1/2020	1,020,000	1,048,050
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,290,000	1,285,688

		3,566,019

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	1,470,000	1,527,953
Georgia-Pacific LLC[7], 3.163%, 11/15/2021	780,000	792,637

		2,320,590

Total Materials		13,043,750

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.1%
Windstream Corp., 7.875%, 11/1/2017	775,000	837,000

Wireless Telecommunication Services - 0.4%
Altice Financing S.A. (Luxembourg)[7], 6.50%, 1/15/2022	1,850,000	1,887,000
Crown Castle Towers LLC[7], 6.113%, 1/15/2020	1,045,000	1,190,471
Crown Castle Towers LLC[7], 4.883%, 8/15/2020	353,000	386,459
SBA Tower Trust[7], 5.101%, 4/17/2017	575,000	598,008
SBA Tower Trust[7], 2.933%, 12/15/2017	1,285,000	1,306,691
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[7], 8.25%, 11/7/2021	695,000	733,225
T-Mobile USA, Inc., 6.836%, 4/28/2023	980,000	1,036,350

		7,138,204

Total Telecommunication Services		7,975,204

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Abengoa Yield plc (Spain)[7], 7.00%, 11/15/2019	1,305,000	1,347,413
ContourGlobal Power Holdings S.A. (France)[7], 7.125%, 6/1/2019	1,310,000	1,366,985
NRG Energy, Inc., 6.25%, 7/15/2022	730,000	757,375
RJS Power Holdings LLC[7], 5.125%, 7/15/2019	1,345,000	1,321,463

Total Utilities		4,793,236

Total Non-Convertible Corporate Bonds
(Identified Cost $256,222,947)		259,829,524

TOTAL CORPORATE BONDS
(Identified Cost $257,751,072)		261,302,962

U.S. TREASURY SECURITIES - 3.6%

U.S. Treasury Notes - 3.6%
U.S. Treasury Note, 1.625%, 12/31/2019	10,000,000	10,101,560
U.S. Treasury Note, 1.375%, 4/30/2020	50,000,000	49,835,950

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $59,882,901)		59,937,510

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES - 0.5%

Enterprise Fleet Financing LLC, Series 2014-2, Class A2[7], 1.05%, 3/20/2020	1,400,000	$1,401,265
FDIC Trust, Series 2011-R1, Class A7, 2.672%, 7/25/2026	814,468	833,554
FNA Trust, Series 2014-1A, Class A7, 1.296%, 12/10/2022	1,585,780	1,586,276
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	351,024	350,989
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[7], 3.74%, 2/25/2017	700,000	712,042
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A7, 1.92%, 10/15/2019	1,200,000	1,204,980
SpringCastle America Funding LLC, Series 2014-AA, Class A7, 2.70%, 5/25/2023	1,358,287	1,365,156
Starwood Retail Property Trust, Series 2014-STAR, Class A6,7, 1.402%, 11/15/2027	1,500,000	1,493,301

TOTAL ASSET-BACKED SECURITIES (Identified Cost $8,909,253)		8,947,563

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.7%

Americold LLC Trust, Series 2010-ARTA, Class A1[7], 3.847%, 1/14/2029	199,844	209,341
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.727%, 5/10/2045	3,155,000	3,238,748
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	776,894	803,569
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	1,330,476	1,333,887
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.701%, 9/11/2038	576,661	597,624
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	629,992	655,795
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	1,180,000	1,246,448
BWAY Mortgage Trust, Series 2015-1740, Class A7, 2.917%, 1/13/2035	3,300,000	3,255,493
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[7] , 3.759%, 4/15/2044	390,337	396,154
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.225%, 7/15/2044	341,955	343,421
Commercial Mortgage Pass-Through Certificates, Series 2005-GG5, Class A5[6], 5.224%, 4/10/2037	2,823,207	2,831,417
Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[6], 5.819%, 7/10/2038	588,658	608,232
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[7], 3.156%, 7/10/2046	244,732	245,789
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A7, 3.178%, 2/10/2035	3,300,000	3,353,744
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	3,500,000	3,589,964
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[6,7], 2.50%, 5/25/2043	1,278,870	1,238,507
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[6,7], 2.13%, 2/25/2043	1,100,649	1,043,793
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[7], 3.742%, 11/10/2046	287,176	291,518
Extended Stay America Trust, Series 2013-ESH7, Class A27[7], 2.958%, 12/5/2031	1,410,000	1,431,708
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	996,440	1,001,455
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[6], 1.459%, 8/25/2020	9,770,120	566,872
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[6], 1.238%, 4/25/2021	10,146,512	630,677
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[6], 1.56%, 10/25/2021	4,280,638	352,934

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[6], 1.427%, 12/25/2021	7,543,651	$571,552
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[6], 1.50%, 6/25/2022	11,766,889	1,010,034
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[6], 0.225%, 4/25/2023	47,093,074	714,779
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[6], 0.122%, 5/25/2023	30,468,194	271,959
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[6], 1.574%, 10/25/2018	5,973,681	287,979
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,325,000	1,331,649
FREMF Mortgage Trust, Series 2011-K701, Class B6,7, 4.286%, 7/25/2048	550,000	580,550
FREMF Mortgage Trust, Series 2011-K702, Class B6,7, 4.776%, 4/25/2044	675,000	723,763
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[7], 0.10%, 6/25/2046	84,391,598	519,346
FREMF Mortgage Trust, Series 2013-K712, Class B6,7, 3.368%, 5/25/2045	1,050,000	1,078,516
FREMF Mortgage Trust, Series 2014-K41, Class B6,7, 3.83%, 11/25/2047	1,800,000	1,842,250
FREMF Mortgage Trust, Series 2014-K715, Class B6,7, 4.119%, 2/25/2046	1,750,000	1,820,144
FREMF Mortgage Trust, Series 2014-K716, Class B6,7, 3.954%, 8/25/2047	1,900,000	1,970,488
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[6,7], 3.382%, 12/15/2019	2,100,000	2,135,108
GS Mortgage Securities Trust, Series 2010-C2, Class A1[7], 3.849%, 12/10/2043	660,521	673,371
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	3,000,000	3,342,777
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[6], 5.246%, 1/12/2043	1,605,000	1,613,473
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM6, 5.287%, 1/12/2043	385,000	391,100
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[6], 5.236%, 12/15/2044	215,815	217,521
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[6], 5.905%, 4/15/2045	1,346,510	1,386,841
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,874,204	4,046,075
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[6,7], 3.00%, 3/25/2043	901,514	894,788
JP Morgan Mortgage Trust, Series 2013-2, Class A2[6,7], 3.50%, 5/25/2043	1,040,452	1,063,700
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[6,7], 3.00%, 6/25/2029	1,524,966	1,562,243
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A4, 3.179%, 2/15/2048	2,500,000	2,551,305
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	2,000,000	2,104,514
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[7], 2.767%, 1/20/2041	1,350,000	1,375,777
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042	163,876	164,140
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4[6], 5.835%, 8/12/2041	2,731,057	2,846,586
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[7], 3.884%, 9/15/2047	765,000	775,093
Motel 6 Trust, Series 2015-MTL6, Class B7, 3.298%, 2/5/2030	1,220,000	1,229,499
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[6,7], 3.75%, 11/25/2054	1,589,488	1,636,269

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES		PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

OBP Depositor LLC Trust, Series 2010-OBP, Class A7, 4.646%, 7/15/2045		115,000	$128,783
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[6,7], 1.486%, 12/15/2028		231,038	230,998
SCG Trust, Series 2013-SRP1, Class AJ6,7, 2.136%, 11/15/2026		2,600,000	2,607,977
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043		1,036,165	963,634
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043		785,955	774,196
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043		1,103,311	1,087,494
U.S. Small Business Administration, Series 2015-10A, Class 1, 2.517%, 3/10/2025		980,000	981,841
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX7, 4.004%, 9/13/2028		350,000	381,116
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.252%, 10/15/2044		1,629,206	1,636,005
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM6, 5.317%, 12/15/2044		900,000	914,210
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045		750,000	777,622
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[7], 4.393%, 11/15/2043		600,000	662,020
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405%, 12/15/2047		2,700,000	2,807,050
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/2048		3,100,000	3,157,397
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[7], 3.791%, 2/15/2044		575,000	581,040
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,465,000	1,488,165
WinWater Mortgage Loan Trust, Series 2015-03, Class A5[6,7], 3.50%, 3/20/2045		1,974,567	2,036,993
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[6,7], 3.50%, 1/20/2045		1,614,377	1,650,898

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $95,842,484)			94,867,718

FOREIGN GOVERNMENT BONDS - 1.3%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	805,000,000	1,416,533
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	BRL	1,000,000	316,043
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		700,000	869,750
Canada Housing Trust No. 1 (Canada)[7], 4.10%, 12/15/2018	CAD	385,000	352,253
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	1,600,000	1,351,188
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	460,000	419,014
Indonesia Treasury Bond (Indonesia), 7.875%, 4/15/2019	IDR	12,000,000,000	934,079
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	295,000	413,763
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	625,000	914,346
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,116,926
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	100,300,000	843,913
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	460,000,000	433,698
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	470,000,000	440,344
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	MYR	4,320,000	1,213,119
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,275,000	932,568
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,069,000	1,750,857
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	5,945,000	407,963
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	630,363
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,400,000	684,897
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	272,278
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	442,700

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES		PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	$93,033
Norway Government Bond (Norway)[7], 4.25%, 5/19/2017	NOK	1,600,000	227,026
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	845,000	664,037
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	407,812
Spain Government Bond (Spain)[7], 4.00%, 4/30/2020	EUR	510,000	665,430
Spain Government Bond (Spain)[7], 5.40%, 1/31/2023	EUR	755,000	1,110,988
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	GBP	800,000	1,242,186
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	375,000	579,651
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	815,711

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $23,820,872)			21,962,469

MUNICIPAL BONDS - 0.1%

Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022		750,000	514,095
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2023		2,280,000	1,520,851

TOTAL MUNICIPAL BONDS
(Identified Cost $2,780,669)			2,034,946

U.S. GOVERNMENT AGENCIES - 11.8%

Mortgage-Backed Securities - 4.4%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		683,628	745,971
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		49,124	52,991
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		67,025	73,629
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		471,003	512,839
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		83,493	91,435
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		825,355	899,931
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		64,439	71,209
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		50,736	55,955
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,754,420	1,923,915
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		1,533,474	1,656,155
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		855,907	940,181
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034		1,785,298	1,927,662
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		2,016,691	2,176,811
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		108,795	124,284
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		282,204	319,053
Fannie Mae, Pool #995050, 6.00%, 9/1/2037		321,454	367,848
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		1,099,812	1,255,930
Fannie Mae, Pool #933731, 5.50%, 4/1/2038		1,142,299	1,291,577
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		670,181	767,077
Fannie Mae, Pool #889624, 5.50%, 5/1/2038		1,338,312	1,513,066
Fannie Mae, Pool #889579, 6.00%, 5/1/2038		641,834	733,958
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		35,399	40,484
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038		489,288	560,127
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		2,142,585	2,449,608
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038		58,199	66,582
Fannie Mae, Pool #890294, 5.50%, 1/1/2039		2,391,484	2,703,759
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039		1,350,367	1,526,695
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039		901,583	982,058
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039		211,382	238,984
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		1,541,251	1,680,821
Fannie Mae, Pool #890326, 5.50%, 1/1/2040		1,949,415	2,203,965
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040		1,175,659	1,343,370
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040		1,189,318	1,361,493

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [5]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,493,568	$1,707,548
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	919,843	1,053,222
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	2,206,986	2,525,336
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	930,643	1,015,667
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	408,222	445,864
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	310,124	339,087
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	958,352	1,046,604
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	232,743	254,249
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	953,033	1,000,142
Fannie Mae, Pool #AQ7871, 3.50%, 12/1/2042	966,428	1,013,963
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	2,880,125	3,149,625
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	257,600	275,406
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	81,734	89,854
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	59,642	65,818
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	45,081	49,870
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	80,863	89,334
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	33,290	36,601
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,021,605	1,118,575
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,303,478	1,427,981
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	911,308	982,049
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	124,571	141,831
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	269,356	304,045
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	349,334	397,573
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	830,623	936,955
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	504,802	569,760
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	614,339	693,268
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	1,685,149	1,922,640
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	1,211,321	1,367,098
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	1,797,965	2,026,554
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	476,026	537,303
Freddie Mac, Pool #G06172, 5.50%, 12/1/2038	911,009	1,027,455
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	621,210	701,062
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,388,967	1,510,825
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	237,386	258,607
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	283,270	319,611
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	177,537	200,210
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	504,113	574,107
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	301,285	343,440
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	2,909,011	3,280,227
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,364,811	1,429,916
Freddie Mac, Pool #Q28831, 4.50%, 10/1/2044	815,414	891,394
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	1,073,213	1,123,882
Freddie Mac, Pool #G08615, 3.50%, 11/1/2044	1,321,567	1,383,961

Total Mortgage-Backed Securities
(Identified Cost $69,973,788)		72,287,942

Other Agencies - 7.4%
Fannie Mae, 1.75%, 9/12/2019	20,000,000	20,235,080
Fannie Mae, 1.50%, 6/22/2020	58,000,000	57,734,244
Freddie Mac, 1.75%, 5/30/2019	30,000,000	30,506,280
Freddie Mac, 1.25%, 10/2/2019	15,000,000	14,842,455

Total Other Agencies
(Identified Cost $122,704,150)		123,318,059

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $192,677,938)		195,606,001

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT5/ SHARES/ CONTRACTS	VALUE (NOTE 2)

U.S. GOVERNMENT SECURITIES - 5.1%

U.S. Treasury Bills - 5.1%
U.S. Treasury Bill[15,16], 0.104%, 7/23/2015
(Identified Cost $84,576,195)	84,590,000	$84,587,547

SHORT-TERM INVESTMENT - 1.9%

Dreyfus Cash Management, Inc. - Institutional Shares[17], 0.04%,
(Identified Cost $31,806,656)	31,806,656	31,806,656

TOTAL INVESTMENTS - 99.7%
(Identified Cost $1,556,132,114)		1,660,383,374
OTHER ASSETS, LESS LIABILITIES - 0.3%		4,486,911

NET ASSETS - 100%		$1,664,870,285

PUT OPTIONS WRITTEN - 0.0%##

Flowserve Corp., Strike $55.00, Expiring May 15, 2015,	1,905	(104,775)
Johnson & Johnson, Strike $95.00, Expiring June 19, 2015,	1,115	(110,385)
Viacom, Inc. - Class B, Strike $62.50, Expiring June 19, 2015,	2,384	(95,360)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $488,816)		(310,520)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT APRIL 30, 2015:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[5]	UNREALIZED APPRECIATION (DEPRECIATION)
1,952	Euro Dollar Futures	CME	June 2015	486,487,200	$(26,659)
2,926	U.S. Treasury Notes (2 Year)	CBOT	June 2015	641,571,222	732,053
279	U.S. Ultra Treasury Bonds	CBOT	June 2015	45,895,500	(1,391,841)

Total					(686,447)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT APRIL 30, 2015:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[5]	UNREALIZED APPRECIATION (DEPRECIATION)
25	U.S. Treasury Bonds (30 Year)	CBOT	June 2015	3,989,844	$59,025
547	U.S. Treasury Notes (10 Year)	CBOT	June 2015	70,221,125	96,165
577	U.S. Treasury Notes (5 Year)	CBOT	June 2015	69,316,633	24,617
245	Euro Dollar Futures	CME	December 2017	60,052,562	(6,598)
378	Euro Dollar Futures	CME	March 2018	92,558,025	(208,995)
379	Euro Dollar Futures	CME	June 2018	92,717,612	(203,149)
379	Euro Dollar Futures	CME	September 2018	92,637,075	(187,498)
133	Euro Dollar Futures	CME	December 2018	32,480,263	43,617

Total					(382,816)

ADR - American Depositary Receipt

AUD - Australian Dollar

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

BRL - Brazilian Real

CAD - Canadian Dollar

CBOT - Chicago Board of Trade

CLP - Chilean Peso

CME - Chicago Mercantile Exchange

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of April 30, 2015, the total value of such securities was $31,147,039.

3The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in January 2022.

4The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2015.

5Amount is stated in USD unless otherwise noted.

6The coupon rate is floating and is the effective rate as of April 30, 2015.

7Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $131,675,710 or 7.9%, of the Series’ net assets as of April 30, 2015 (see Note 2 to the financial statements).

8Security is perpetual in nature and has no stated maturity date.

9The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2018.

10The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2019.

11The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in September 2019.

12The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year plus a spread, in June 2017.

13The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

14Represents a Payment-In-Kind bond.

15All or a portion of security has been pledged in connection with outstanding futures contracts.

16Represents the annualized yield at time of purchase.

17Rate shown is the current yield as of April 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $1,556,132,114) (Note 2)	$1,660,383,374
Deposits at broker for futures contracts	16,856,794
Foreign currency (identified cost $7,791)	7,800
Receivable for securities sold	6,339,325
Interest receivable	4,720,119
Receivable for fund shares sold	1,397,958
Dividends receivable	686,200
Foreign tax reclaims receivable	424,172
Prepaid and other expenses	3,585

TOTAL ASSETS	1,690,819,327

LIABILITIES:

Due to Custodian	1,182
Options written, at value (premiums received $488,816) (Note 2)	310,520
Accrued foreign capital gains tax (Note 2)	1,866
Accrued management fees (Note 3)	1,028,515
Accrued shareholder services fees (Class S) (Note 3)	172,470
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	170,568
Accrued fund accounting and administration fees (Note 3)	116,339
Accrued transfer agent fees (Note 3)	64,138
Accrued Chief Compliance Officer service fees (Note 3)	385
Payable for securities purchased	23,182,716
Payable for fund shares repurchased	760,841
Variation margin payable on futures contracts	18,596
Other payables and accrued expenses	120,906

TOTAL LIABILITIES	25,949,042

TOTAL NET ASSETS	$1,664,870,285

NET ASSETS CONSIST OF:

Capital stock	$1,292,160
Additional paid-in-capital	1,515,968,246
Undistributed net investment income	5,291,802
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	38,997,102
Net unrealized appreciation on investments (net of foreign capital gains tax of $1,866), foreign currency and translation of other assets and liabilities	103,320,975

TOTAL NET ASSETS	$1,664,870,285

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2015 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($832,985,324/48,386,381 shares)	$17.22

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($591,296,668/58,773,467 shares)	$10.06

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($175,876,472/16,386,454 shares)	$10.73

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($64,711,821/5,669,672 shares)	$11.41

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series

For the Six Months Ended April 30, 2015 (unaudited)

INVESTMENT INCOME:

Interest	$9,711,249
Dividends (net of foreign taxes withheld, $156,543)	8,007,119

Total Investment Income	17,718,368

EXPENSES:

Management fees (Note 3)	6,393,248
Shareholder services fees (Class S) (Note 3)	1,052,599
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	840,347
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	159,761
Fund accounting and administration fees (Note 3)	134,681
Transfer agent fees (Note 3)	101,646
Directors’ fees (Note 3)	20,229
Chief Compliance Officer service fees (Note 3)	1,213
Custodian fees	82,308
Miscellaneous	145,900

Total Expenses	8,931,932

NET INVESTMENT INCOME	8,786,436

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	36,542,556
Futures contracts	654,520
Options Written	2,357,683
Foreign currency and translation of other assets and liabilities	(156,489)

39,398,270

Net change in unrealized appreciation (depreciation) on-
Investments (net of increase in accrued foreign capital gains tax of $532)	(8,936,328)
Futures contracts	(1,202,577)
Options Written	399,983
Foreign currency and translation of other assets and liabilities	2,169

(9,736,753)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	29,661,517

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,447,953

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$8,786,436	$17,727,861
Net realized gain (loss) on investments and foreign currency	39,398,270	170,870,715
Net change in unrealized depreciation on investments and foreign currency	(9,736,753)	(77,886,991)

Net increase from operations	38,447,953	110,711,585

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(3,584,094)	(5,851,421)
From net investment income (Class I)	(6,194,122)	(8,724,840)
From net investment income (Class C)	(501,983)	(706,642)
From net investment income (Class R)	(345,971)	(534,624)
From net realized gain on investments (Class S)	(63,299,888)	(41,050,473)
From net realized gain on investments (Class I)	(81,091,844)	(43,085,027)
From net realized gain on investments (Class C)	(18,791,492)	(9,510,512)
From net realized gain on investments (Class R)	(6,991,738)	(4,118,550)

Total distributions to shareholders	(180,801,132)	(113,582,089)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	46,124,623	212,524,069

Net increase (decrease) in net assets	(96,228,556)	209,653,565

NET ASSETS:

Beginning of period	1,761,098,841	1,551,445,276

End of period (including undistributed net investment income of $5,291,802 and $7,131,536, respectively)	$1,664,870,285	$1,761,098,841

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/15	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$18.28	$18.10	$16.01	$15.46	$15.16	$13.32

Income from investment operations:
Net investment income[1]	0.09	0.19	0.17	0.19	0.23	0.22
Net realized and unrealized gain on investments	0.27	1.02	2.56	1.01	0.26	1.78

Total from investment operations	0.36	1.21	2.73	1.20	0.49	2.00

Less distributions to shareholders:
From net investment income	(0.08)	(0.13)	(0.14)	(0.19)	(0.19)	(0.16)
From net realized gain on investments	(1.34)	(0.90)	(0.50)	(0.46)	—	—

Total distributions to shareholders	(1.42)	(1.03)	(0.64)	(0.65)	(0.19)	(0.16)

Net asset value - End of period	$17.22	$18.28	$18.10	$16.01	$15.46	$15.16

Net assets - End of period (000’s omitted)	$832,985	$872,014	$820,370	$792,804	$716,536	$676,524

Total return[2]	2.37%	7.08%	17.56%	8.26%	3.26%	15.17%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.06%[3]	1.06%	1.06%	1.07%	1.08%	1.07%
Net investment income	1.02%[3]	1.04%	1.03%	1.20%	1.49%	1.52%
Series portfolio turnover	29%	65%	64%	58%	65%	62%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A	0.00%[4]

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/15	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.30	$11.60	$10.50	$10.38	$10.26	$9.08

Income from investment operations:
Net investment income[1]	0.06	0.15	0.14	0.15	0.18	0.17
Net realized and unrealized gain on investments	0.14	0.62	1.64	0.66	0.17	1.22

Total from investment operations	0.20	0.77	1.78	0.81	0.35	1.39

Less distributions to shareholders:
From net investment income	(0.10)	(0.17)	(0.18)	(0.23)	(0.23)	(0.21)
From net realized gain on investments	(1.34)	(0.90)	(0.50)	(0.46)	—	—

Total distributions to shareholders	(1.44)	(1.07)	(0.68)	(0.69)	(0.23)	(0.21)

Net asset value - End of period	$10.06	$11.30	$11.60	$10.50	$10.38	$10.26

Net assets - End of period (000’s omitted)	$591,297	$659,331	$547,522	$429,157	$321,632	$278,210

Total return[2]	2.50%	7.32%	17.80%	8.60%	3.43%	15.39%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.81%[3]	0.81%	0.81%	0.82%	0.83%	0.83%
Net investment income	1.28%[3]	1.29%	1.27%	1.45%	1.74%	1.76%
Series portfolio turnover	29%	65%	64%	58%	65%	62%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A	0.00%[4]

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class C

	FOR THE SIX MONTHS ENDED 4/30/15	FOR THE YEARS ENDED				FOR THE PERIOD 1/4/10[1] TO
	(UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.95	$12.21	$11.02	$10.86	$10.74	$10.00

Income from investment operations:
Net investment income[2]	0.01	0.03	0.03	0.05	0.08	0.06
Net realized and unrealized gain on investments	0.15	0.67	1.73	0.70	0.19	0.73

Total from investment operations	0.16	0.70	1.76	0.75	0.27	0.79

Less distributions to shareholders:
From net investment income	(0.04)	(0.06)	(0.07)	(0.13)	(0.15)	(0.05)
From net realized gain on investments	(1.34)	(0.90)	(0.50)	(0.46)	—	—

Total distributions to shareholders	(1.38)	(0.96)	(0.57)	(0.59)	(0.15)	(0.05)

Net asset value - End of period	$10.73	$11.95	$12.21	$11.02	$10.86	$10.74

Net assets - End of period (000’s omitted)	$175,876	$164,191	$124,854	$85,588	$68,436	$29,468

Total return[3]	1.90%	6.28%	16.65%	7.51%	2.49%	7.97%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.81%[4]	1.81%	1.81%	1.82%	1.83%	1.83%[4]
Net investment income	0.27%[4]	0.29%	0.27%	0.44%	0.71%	0.75%[4]
Series portfolio turnover	29%	65%	64%	58%	65%	62%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A	0.00%[4,5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/15	FOR THE YEARS ENDED				FOR THE PERIOD 6/30/10[1] TO
	(UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.62	$12.83	$11.54	$11.36	$11.22	$10.00

Income from investment operations:
Net investment income[2]	0.04	0.10	0.09	0.10	0.11	0.02
Net realized and unrealized gain on investments	0.16	0.70	1.82	0.74	0.23	1.20

Total from investment operations	0.20	0.80	1.91	0.84	0.34	1.22

Less distributions to shareholders:
From net investment income	(0.07)	(0.11)	(0.12)	(0.20)	(0.20)	—
From net realized gain on investments	(1.34)	(0.90)	(0.50)	(0.46)	—	—

Total distributions to shareholders	(1.41)	(1.01)	(0.62)	(0.66)	(0.20)	—

Net asset value - End of period	$11.41	$12.62	$12.83	$11.54	$11.36	$11.22

Net assets - End of period (000’s omitted)	$64,712	$65,563	$58,700	$38,261	$8,281	$112

Total return[3]	2.15%	6.81%	17.28%	8.03%	3.04%	12.20%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.31%[4]	1.31%	1.31%	1.33%	1.33%	1.33%[4]
Net investment income	0.77%[4]	0.79%	0.77%	0.90%	0.97%	0.43%[4]
Series portfolio turnover	29%	65%	64%	58%	65%	62%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/1/14	ENDING ACCOUNT VALUE 4/30/15	EXPENSES PAID DURING PERIOD 11/1/14-4/30/15*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,035.40	$5.35	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
Class I
Actual	$1,000.00	$1,037.10	$4.09	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class C
Actual	$1,000.00	$1,031.60	$9.12	1.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.82	$9.05	1.81%
Class R
Actual	$1,000.00	$1,034.20	$6.61	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.56	1.31%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Maximum Term Series

As of April 30, 2015 (unaudited)

Sector Allocation[2]
Consumer Discretionary	20.6%
Information Technology	17.3%
Health Care	12.6%
Consumer Staples	10.3%
Energy	9.1%
Industrials	9.0%
Financials	7.7%
Materials	6.4%
Telecommunication Services	0.5%
Utilities	0.1%

[2]Including common stocks, preferred stocks, and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[3]
Cerner Corp.	2.3%
Monsanto Co.	2.2%
The Priceline Group, Inc.	2.1%
Discovery Communications, Inc. - Class A	2.0%
Viacom, Inc. - Class B	1.9%
General Electric Co.	1.9%
Hess Corp.	1.9%
eBay, Inc.	1.8%
MasterCard, Inc. - Class A	1.7%
Time Warner, Inc.	1.7%

3As a percentage of total investments.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 92.9%

Consumer Discretionary - 20.9%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	13,700	$222,275
Hankook Tire Co. Ltd. (South Korea)[1]	9,740	409,325
Mando Corp. (South Korea)[1]	1,602	222,199
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	11,400	241,297
Nissin Kogyo Co. Ltd. (Japan)[1]	16,700	275,255

		1,370,351

Automobiles - 0.0%#
Hyundai Motor Co. (South Korea)[1]	1,840	288,772

Diversified Consumer Services - 0.3%
Apollo Education Group, Inc.*	60,812	1,020,729
H&R Block, Inc.	28,550	863,352
Kroton Educacional S.A. (Brazil)	275,402	1,010,951

		2,895,032

Hotels, Restaurants & Leisure - 1.6%
Accor S.A. (France)[1]	11,340	621,828
Hyatt Hotels Corp. - Class A*	3,060	177,633
Yum! Brands, Inc.	194,600	16,727,816

		17,527,277

Household Durables - 0.1%
DR Horton, Inc.	2,994	76,048
Lennar Corp. - Class A	1,682	77,036
LG Electronics, Inc. (South Korea)[1]	8,820	495,974
Nikon Corp. (Japan)[1]	30,000	426,554
Toll Brothers, Inc.*	2,163	76,873
TRI Pointe Homes, Inc.*	5,670	80,968

		1,233,453

Internet & Catalog Retail - 4.6%
ASOS plc (United Kingdom)*[1]	10,510	603,766
Groupon, Inc.*	226,970	1,570,632
MakeMyTrip Ltd. (India)*	8,850	187,443
Ocado Group plc (United Kingdom)*[1]	19,640	106,611
The Priceline Group, Inc.*	19,390	24,001,136
Rakuten, Inc. (Japan)[1]	57,010	995,990
Shutterfly, Inc.*	234,950	10,516,362
TripAdvisor, Inc.*	164,270	13,222,092

		51,204,032

Media - 12.3%
AMC Networks, Inc. - Class A*	233,360	17,604,678
Discovery Communications, Inc. - Class A*	715,240	23,145,166
Gannett Co., Inc.	224,380	7,700,722
Global Mediacom Tbk PT (Indonesia)[1]	2,029,150	242,222
ITV plc (United Kingdom)[1]	76,540	297,166
Liberty Global plc - Class A - ADR (United Kingdom)*	115,767	6,036,091
Mediaset Espana Comunicacion S.A. (Spain)*[1]	34,650	469,669
Modern Times Group AB - Class B (Sweden)[1]	4,217	140,238
Morningstar, Inc.	12,470	946,348
Sinclair Broadcast Group, Inc. - Class A	285,641	8,752,040
Sky plc (United Kingdom)[1]	12,012	198,052
Time Warner, Inc.	232,270	19,605,911
Tribune Media Co. - Class A	197,300	11,062,611
Twenty-First Century Fox, Inc. - Class A	484,885	16,524,881
Viacom, Inc. - Class B	317,980	22,083,711

		134,809,506

Specialty Retail - 0.5%
Advance Auto Parts, Inc.	16,340	2,336,620
Dick’s Sporting Goods, Inc.	24,750	1,342,935
Groupe Fnac S.A. (France)*[1]	246	14,794
Kingfisher plc (United Kingdom)[1]	70,850	380,642
Komeri Co. Ltd. (Japan)[1]	20,000	450,092
Sa Sa International Holdings Ltd. (Hong Kong)[1]	992,000	504,687

		5,029,770

Textiles, Apparel & Luxury Goods - 1.4%
Adidas AG (Germany)[1]	3,570	292,512
Belle International Holdings Ltd. (Hong Kong)[1]	666,900	855,948
Daphne International Holdings Ltd. - Class H (China)[1]	530,000	147,706
Gildan Activewear, Inc. (Canada)	23,280	738,209
Kering (France)[1]	3,035	561,284
lululemon athletica, Inc.*	199,356	12,687,016

		15,282,675

Total Consumer Discretionary		229,640,868

Consumer Staples - 10.4%
Beverages - 5.5%
AMBEV S.A. - ADR (Brazil)	2,890,354	18,295,941
Anheuser-Busch InBev N.V. (Belgium)[1]	118,288	14,401,383
Carlsberg A/S - Class B (Denmark)[1]	8,280	754,876
Cia Cervecerias Unidas S.A. - ADR (Chile)	17,290	378,132
The Coca-Cola Co.	304,600	12,354,576
Diageo plc (United Kingdom)[1]	437,630	12,149,570
Remy Cointreau S.A. (France)[1]	1,250	94,044
SABMiller plc (United Kingdom)[1]	8,280	438,281

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Treasury Wine Estates Ltd. (Australia)[1]	133,438	$585,229
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	100,000	635,319

		60,087,351

Food & Staples Retailing - 0.2%
Carrefour S.A. (France)[1]	24,888	858,112
Casino Guichard-Perrachon S.A. (France)[1]	2,060	182,161
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	52,500	495,600
Raia Drogasil S.A. (Brazil)	14,500	163,771
Tesco plc (United Kingdom)[1]	193,390	651,850
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	209,970	494,063

		2,845,557

Food Products - 3.5%
Biostime International Holdings Ltd. - Class H (China)[1]	86,250	395,312
Charoen Pokphand Foods PCL (Thailand)[1]	962,890	651,026
Danone S.A. (France)[1]	106,533	7,708,967
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	205,290	550,357
Keurig Green Mountain, Inc.	10,120	1,177,664
M Dias Branco S.A. (Brazil)	12,100	344,573
Nestle S.A. (Switzerland)[1]	160,077	12,419,449
Post Holdings, Inc.*	29,800	1,398,812
Sao Martinho S.A. (Brazil)	25,680	323,541
Suedzucker AG (Germany)[1]	41,622	627,333
Tiger Brands Ltd. (South Africa)[1]	8,790	228,779
Unilever plc - ADR (United Kingdom)	279,650	12,254,263

		38,080,076

Household Products - 0.0%#
Reckitt Benckiser Group plc (United Kingdom)[1]	4,810	428,109

Personal Products - 1.1%
Beiersdorf AG (Germany)[1]	133,970	11,653,487

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	80,390	308,969
Japan Tobacco, Inc. (Japan)[1]	6,300	220,001
Swedish Match AB (Sweden)[1]	21,510	662,166

		1,191,136

Total Consumer Staples		114,285,716

Energy - 9.0%
Energy Equipment & Services - 4.0%
Cameron International Corp.*	351,740	19,282,387
CGG S.A. (France)*[1]	7,652	54,200
Petroleum Geo-Services ASA (Norway)[1]	17,890	118,785
Saipem S.p.A. (Italy)*[1]	22,010	291,814
Schlumberger Ltd.	143,698	13,595,268
Spectrum ASA (Norway)[1]	42,030	197,599
TGS Nopec Geophysical Co. ASA (Norway)[1]	23,780	605,177
Trican Well Service Ltd. (Canada)	12,190	51,528
Weatherford International plc - ADR*	656,920	9,558,186

		43,754,944

Oil, Gas & Consumable Fuels - 5.0%
Apache Corp.	117,440	8,032,896
Cameco Corp. (Canada)	78,475	1,379,591
Concho Resources, Inc.*	6,030	763,760
Continental Resources, Inc.*	15,050	792,082
Cosan S.A. Industria e Comercio (Brazil)	19,450	187,467
Encana Corp. (Canada)	288,872	4,104,871
EOG Resources, Inc.	111,820	11,064,589
Hess Corp.	278,750	21,435,875
Pioneer Natural Resources Co.	4,250	734,315
Range Resources Corp.	95,220	6,052,183
Royal Dutch Shell plc - Class B (Netherlands)[1]	17,214	551,117
Whitehaven Coal Ltd. (Australia)*[1]	84,900	110,656

		55,209,402

Total Energy		98,964,346

Financials - 6.4%
Banks - 1.3%
ICICI Bank Ltd. - ADR (India)	33,350	364,515
Popular, Inc.*	408,610	13,251,222
Synovus Financial Corp.	33,110	915,823

		14,531,560

Capital Markets - 0.2%
Daiwa Securities Group, Inc. (Japan)[1]	60,000	497,749
Financial Engines, Inc.	26,840	1,131,843

		1,629,592

Consumer Finance - 1.3%
SLM Corp.*	1,406,190	14,329,076

Diversified Financial Services - 0.0%#
JSE Ltd. (South Africa)[1]	35,430	396,345

Insurance - 0.1%
Admiral Group plc (United Kingdom)[1]	12,460	297,115
Mapfre S.A. (Spain)[1]	196,550	730,400

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Zurich Insurance Group AG (Switzerland)[1]	1,410	$435,201

		1,462,716

Real Estate Investment Trusts (REITS) - 2.7%
Agree Realty Corp.	7,120	219,154
Alexandria Real Estate Equities, Inc.	2,270	209,703
Alstria Office REIT AG (Germany)[1]	43,080	610,424
American Campus Communities, Inc.	2,580	103,561
Apartment Investment & Management Co. - Class A	5,270	198,837
AvalonBay Communities, Inc.	1,030	169,270
Axia Real Estate SOCIMI S.A. (Spain)*[1]	4,430	59,343
BioMed Realty Trust, Inc.	5,520	114,540
Brixmor Property Group, Inc.	12,680	297,346
Camden Property Trust	2,060	154,665
CatchMark Timber Trust, Inc. - Class A	10,670	123,772
Chesapeake Lodging Trust	6,590	209,233
Columbia Property Trust, Inc.	4,580	120,133
CoreSite Realty Corp.	4,180	200,974
Crown Castle International Corp.	2,890	241,402
CubeSmart	10,130	233,699
DCT Industrial Trust, Inc.	4,860	160,574
DDR Corp.	12,560	214,148
Digital Realty Trust, Inc.	2,530	160,427
Douglas Emmett, Inc.	4,000	114,000
Duke Realty Corp.	8,600	170,366
DuPont Fabros Technology, Inc.	3,610	112,451
Education Realty Trust, Inc.	4,586	154,181
Equity LifeStyle Properties, Inc.	2,280	120,430
Equity One, Inc.	7,010	172,656
Equity Residential	2,470	182,434
Essex Property Trust, Inc.	870	193,097
Extra Space Storage, Inc.	1,670	110,103
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	79,496	91,144
General Growth Properties, Inc.	6,330	173,442
Health Care REIT, Inc.	2,240	161,325
Healthcare Trust of America, Inc. - Class A	4,685	121,295
Home Properties, Inc.	1,690	124,316
Host Hotels & Resorts, Inc.	9,230	185,892
Inland Real Estate Corp.	16,260	167,315
Kite Realty Group Trust	6,167	161,575
Lamar Advertising Co. - Class A	3,030	175,619
LaSalle Hotel Properties	5,660	207,665
Liberty Property Trust	4,590	159,916
Mack-Cali Realty Corp.	7,460	133,907
Mid-America Apartment Communities, Inc.	2,030	151,458
Outfront Media, Inc.	41,810	1,200,783
Paramount Group, Inc.	11,300	207,016
Pebblebrook Hotel Trust	2,560	109,926
Physicians Realty Trust	16,740	277,884
Plum Creek Timber Co., Inc.	188,868	7,970,230
Prologis, Inc.	2,660	106,932
Public Storage	1,100	206,701
Rexford Industrial Realty, Inc.	7,210	107,141
Sabra Health Care REIT, Inc.	4,010	119,819
Scentre Group (Australia)[1]	37,270	109,785
Simon Property Group, Inc.	3,320	602,547
Sovran Self Storage, Inc.	2,720	237,565
Taubman Centers, Inc.	1,660	119,537
Terreno Realty Corp., Reit	5,480	116,614
UDR, Inc.	5,690	186,461
Urban Edge Properties	10,210	231,052
Ventas, Inc.	2,320	159,848
Washington Real Estate Investment Trust	3,860	95,419
Westfield Corp. (Australia)[1]	27,800	206,687
Weyerhaeuser Co.	315,762	9,949,661
WP GLIMCHER, Inc.	6,895	103,425

		29,570,825

Real Estate Management & Development - 0.8%
BR Malls Participacoes S.A. (Brazil)	17,330	94,445
First Capital Realty, Inc. (Canada)	7,470	123,829
Forest City Enterprises, Inc. - Class A*	7,190	170,834
Forestar Group, Inc.*	7,580	111,881
General Shopping Brasil S.A. (Brazil)*	79,120	140,491
Realogy Holdings Corp.*	174,970	8,295,328

		8,936,808

Total Financials		70,856,922

Health Care - 12.9%
Biotechnology - 0.1%
Green Cross Corp. (South Korea)[1]	2,149	354,074
Seattle Genetics, Inc.*	30,670	1,053,208

		1,407,282

Health Care Equipment & Supplies - 1.3%
BioMerieux (France)[1]	900	97,093
Carl Zeiss Meditec AG (Germany)[1]	16,500	419,173
Halyard Health, Inc.*	14,940	724,291
HeartWare International, Inc.*	16,970	1,284,799
Intuitive Surgical, Inc.*	16,340	8,104,313

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical
Polymer Co. Ltd. - Class H (China)[1]	2,111,450	$1,951,326
Thoratec Corp.*	26,340	1,056,497

		13,637,492

Health Care Providers & Services - 3.1%
DaVita HealthCare Partners, Inc.*	141,390	11,466,729
Express Scripts Holding Co.*	94,830	8,193,312
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	137,360	11,543,977
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	15,410	646,758
KPJ Healthcare Berhad (Malaysia)[1]	205,900	246,045
Life Healthcare Group Holdings Ltd. (South Africa)[1]	89,700	308,070
Odontoprev S.A. (Brazil)	179,170	628,562
Quest Diagnostics, Inc.	9,650	689,203
Siloam International Hospitals Tbk PT (Indonesia)*[1]	265,000	290,299

		34,012,955

Health Care Technology - 2.4%
Cerner Corp.*	371,920	26,707,575

Life Sciences Tools & Services - 0.9%
Gerresheimer AG (Germany)[1]	7,180	406,365
QIAGEN N.V.*[1]	7,560	181,784
QIAGEN N.V. - ADR*	391,740	9,327,329

		9,915,478

Pharmaceuticals - 5.1%
AstraZeneca plc - ADR (United Kingdom)	10,260	702,605
Eli Lilly & Co.	215,740	15,505,234
GlaxoSmithKline plc (United Kingdom)[1]	10,705	247,248
Indivior plc (United Kingdom)*[1]	4,810	14,730
Johnson & Johnson	156,590	15,533,728
Merck & Co., Inc.	275,690	16,420,096
Novartis AG - ADR (Switzerland)	4,690	477,442
Novo Nordisk A/S - Class B (Denmark)[1]	3,510	197,054
Otsuka Holdings Co. Ltd. (Japan)[1]	9,600	303,020
Roche Holding AG (Switzerland)[1]	1,680	480,741
Sanofi (France)[1]	2,867	291,834
Sanofi - ADR (France)	102,340	5,173,287
Shire plc - ADR (Ireland)	1,210	294,647
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	10,890	657,974

		56,299,640

Total Health Care		141,980,422

Industrials - 8.5%
Airlines - 0.3%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	237,119	602,282
Latam Airlines Group S.A. - ADR (Chile)*	23,433	224,254
Republic Airways Holdings, Inc.*	141,090	1,726,942
Ryanair Holdings plc - ADR (Ireland)	3,560	230,866

		2,784,344

Building Products - 0.8%
Masco Corp.	330,560	8,756,534

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	41,792	1,054,203
MiX Telematics Ltd. - ADR (South Africa)*	26,770	187,390

		1,241,593

Electrical Equipment - 0.1%
Alstom S.A. (France)*[1]	22,520	707,451
Nexans S.A. (France)*[1]	4,396	172,262
Schneider Electric SE (France)[1]	5,877	439,297

		1,319,010

Industrial Conglomerates - 3.1%
Danaher Corp.	127,580	10,446,250
General Electric Co.	815,460	22,082,657
Siemens AG (Germany)[1]	19,150	2,083,176

		34,612,083

Machinery - 3.0%
ANDRITZ AG (Austria)[1]	8,610	504,088
FANUC Corp. (Japan)[1]	2,491	547,927
Flowserve Corp.	137,170	8,028,560
Joy Global, Inc.	310,062	13,221,044
SKF AB - Class B (Sweden)[1]	3,700	90,373
Sulzer AG (Switzerland)[1]	1,760	196,395
Xylem, Inc.	279,580	10,350,052

		32,938,439

Road & Rail - 1.1%
Genesee & Wyoming, Inc.*	7,730	718,503
Heartland Express, Inc.	40,550	848,306
Hertz Global Holdings, Inc.*	75,210	1,567,376
Swift Transportation Co.*	35,640	862,488
Union Pacific Corp.	71,090	7,551,891

		11,548,564

Trading Companies & Distributors - 0.0%#
Brenntag AG (Germany)[1]	3,146	188,762

Total Industrials		93,389,329

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology - 17.9%
Communications Equipment - 1.3%
ARRIS Group, Inc.*	39,970	$1,345,990
Ixia*	118,150	1,415,437
Juniper Networks, Inc.	397,550	10,507,247
Polycom, Inc.*	83,410	1,088,501

		14,357,175

Electronic Equipment, Instruments & Components - 1.1%
FLIR Systems, Inc.	285,110	8,807,048
Hitachi Ltd. (Japan)[1]	102,000	695,936
Keyence Corp. (Japan)[1]	746	398,251
PAX Global Technology Ltd. (Hong Kong)*[1]	316,000	459,084
Trimble Navigation Ltd.*	64,080	1,629,554

		11,989,873

Internet Software & Services - 6.3%
Alibaba Group Holding Ltd. - ADR (China)*	10,120	822,655
Baidu, Inc. - ADR (China)*	2,840	568,795
eBay, Inc.*	360,720	21,015,547
Facebook, Inc. - Class A*	46,920	3,695,888
Google, Inc. - Class A*	28,700	15,749,699
Google, Inc. - Class C*	29,260	15,722,700
HomeAway, Inc.*	188,530	5,269,414
MercadoLibre, Inc. (Argentina)	8,680	1,235,424
NetEase, Inc. - ADR (China)	3,681	471,867
Q2 Holdings, Inc.*	16,270	331,095
Qihoo 360 Technology Co. Ltd. - ADR (China)*	43,726	2,636,678
Tencent Holdings Ltd. - Class H (China)[1]	28,500	588,208
Zillow Group, Inc. - Class A*	7,240	706,914

		68,814,884

IT Services - 5.5%
Amdocs Ltd. - ADR	52,355	2,883,190
EVERTEC, Inc.	677,972	14,054,360
MasterCard, Inc. - Class A	219,358	19,788,285
Sabre Corp.	44,190	1,099,889
VeriFone Systems, Inc.*	264,135	9,448,109
Visa, Inc. - Class A	198,092	13,083,977

		60,357,810

Software - 2.3%
ANSYS, Inc.*	87,940	7,548,770
Aspen Technology, Inc.*	95,560	4,241,908
AVEVA Group plc (United Kingdom)[1]	46,746	1,213,371
Electronic Arts, Inc.*	167,610	9,736,465
SAP SE (Germany)[1]	18,880	1,426,669
TOTVS S.A. (Brazil)	68,119	798,315
Yodlee, Inc.*	60,230	767,330

		25,732,828

Technology Hardware, Storage & Peripherals - 1.4%
EMC Corp.	490,850	13,208,774
Samsung Electronics Co. Ltd. (South Korea)[1]	1,590	2,085,848

		15,294,622

Total Information Technology		196,547,192

Materials - 6.6%
Chemicals - 4.9%
FMC Corp.	19,260	1,142,311
Monsanto Co.	215,807	24,593,366
The Mosaic Co.	299,790	13,190,760
Potash Corp. of Saskatchewan, Inc. (Canada)	245,462	8,011,880
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	20,311	443,592
Syngenta AG (Switzerland)[1]	1,362	455,766
Tronox Ltd. - Class A	275,560	5,772,982
Umicore S.A. (Belgium)[1]	2,170	107,864

		53,718,521

Construction Materials - 0.0%#
Holcim Ltd. (Switzerland)[1]	1,300	104,430

Metals & Mining - 1.7%
Alcoa, Inc.	1,191,081	15,984,307
Alumina Ltd. (Australia)[1]	106,484	129,213
Iluka Resources Ltd. (Australia)[1]	18,480	117,761
Impala Platinum Holdings Ltd. (South Africa)*[1]	36,570	203,530
Norsk Hydro ASA (Norway)[1]	19,613	92,883
Stillwater Mining Co.*	79,708	1,070,478
Teck Resources Ltd. - Class B (Canada)	20,714	314,439
ThyssenKrupp AG (Germany)[1]	11,100	294,921

		18,207,532

Total Materials		72,030,483

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	63,493	962,554
Telenor ASA - ADR (Norway)	7,150	483,483

		1,446,037

Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	33,390	697,517

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
China Mobile Ltd. - Class H (China)[1]	40,000	$571,331
Telephone & Data Systems, Inc.	40,420	1,079,618

		2,348,466

Total Telecommunication Services		3,794,503

TOTAL COMMON STOCKS
(Identified Cost $945,591,330)		1,021,489,781

PREFERRED STOCKS - 0.0%#

Energy - 0.0%#
Oil, Gas & Consumable Fuels - 0.0%#
Petroleo Brasileiro S.A. - ADR (Brazil)
(Identified Cost $90,079)	12,790	111,017

CORPORATE BONDS - 4.0%

Non-Convertible Corporate Bonds - 4.0%
Consumer Discretionary - 0.4%
Auto Components - 0.1%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	225,000	232,571
Techniplas LLC[3], 10.00%, 5/1/2020	220,000	226,600

		459,171

Diversified Consumer Services - 0.1%
Block Financial LLC, 5.50%, 11/1/2022	750,000	822,988

Hotels, Restaurants & Leisure - 0.0%#
International Game Technology plc (United Kingdom)[3], 6.25%, 2/15/2022	240,000	237,000
Wynn Las Vegas LLC - Wynn Las Vegas Capital Corp.[3], 5.50%, 3/1/2025	215,000	215,806

		452,806

Household Durables - 0.1%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	235,000	243,225
Meritage Homes Corp., 7.15%, 4/15/2020	130,000	141,050
Meritage Homes Corp., 7.00%, 4/1/2022	200,000	214,000
TRI Pointe Holdings, Inc.[3], 4.375%, 6/15/2019	325,000	320,125
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	425,000	408,000

		1,326,400

Media - 0.1%
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.125%, 5/1/2023	150,000	148,500
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.375%, 5/1/2025	175,000	171,937
Cogeco Cable, Inc. (Canada)[3], 4.875%, 5/1/2020	325,000	333,531
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	200,000	217,750
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	240,000	241,200

		1,112,918

Multiline Retail - 0.0%#
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	400,000	398,308

Specialty Retail - 0.0%#
The TJX Companies, Inc., 2.75%, 6/15/2021	300,000	307,062

Total Consumer Discretionary		4,879,653

Consumer Staples - 0.2%
Beverages - 0.0%#
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	375,000	451,812

Food & Staples Retailing - 0.0%#
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	305,000	302,713
KeHE Distributors LLC - KeHE Finance Corp.[3], 7.625%, 8/15/2021	205,000	217,300

		520,013

Food Products - 0.1%
HJ Heinz Finance Co., 6.75%, 3/15/2032	175,000	218,750
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	425,000	430,313

		649,063

Household Products - 0.1%
HRG Group, Inc., 7.875%, 7/15/2019	315,000	334,648
HRG Group, Inc., 7.75%, 1/15/2022	265,000	265,994

		600,642

Tobacco - 0.0%#
Vector Group Ltd., 7.75%, 2/15/2021	265,000	283,550

Total Consumer Staples		2,505,080

Energy - 0.5%
Energy Equipment & Services - 0.1%
Calfrac Holdings LP (Canada)[3], 7.50%, 12/1/2020	215,000	195,113
Parker Drilling Co., 6.75%, 7/15/2022	220,000	185,900

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT [2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Seventy Seven Operating LLC, 6.625%, 11/15/2019	195,000	$155,025
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.625%, 11/1/2018	230,000	199,525

		735,563

Oil, Gas & Consumable Fuels - 0.4%
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	425,000	175,313
FTS International, Inc., 6.25%, 5/1/2022	195,000	155,025
Hiland Partners LP - Hiland Partners Finance Corp.[3], 7.25%, 10/1/2020	900,000	976,500
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	340,000	360,400
Petrobras Global Finance B.V. (Brazil)[4], 1.896%, 5/20/2016	1,300,000	1,257,750
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	290,000	296,621
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	1,000,000	997,774

		4,219,383

Total Energy		4,954,946

Financials - 1.6%
Banks - 0.4%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[5,6], 9.00%	600,000	648,750
Banco Santander S.A. (Spain)[5,7], 6.375%	600,000	590,250
Barclays plc (United Kingdom)[5,8], 6.625%	500,000	495,701
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	500,000	568,125
CIT Group, Inc., 5.25%, 3/15/2018	225,000	233,213
Citigroup, Inc., 8.50%, 5/22/2019	299,000	369,949
Citigroup, Inc.[4,5], 5.95%	215,000	213,858
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	390,000	409,961
Lloyds Bank plc (United Kingdom)[3], 6.50%, 9/14/2020	335,000	392,937
Lloyds Bank plc (United Kingdom)[3,4,5], 12.00%	100,000	143,000
Popular, Inc., 7.00%, 7/1/2019	415,000	419,150
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023	100,000	109,857

		4,594,751

Capital Markets - 0.3%
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	430,000	481,494
The Goldman Sachs Group, Inc.[4], 1.886%, 11/29/2023	380,000	386,959
Morgan Stanley, 2.125%, 4/25/2018	390,000	393,157
Morgan Stanley, 5.75%, 1/25/2021	345,000	400,079
UBS AG (Switzerland)[4], 7.25%, 2/22/2022	600,000	643,502
UBS AG (Switzerland)[4], 4.75%, 5/22/2023	730,000	750,664

		3,055,855

Consumer Finance - 0.2%
Capital One Bank USA National Association, 2.15%, 11/21/2018	790,000	798,278
CNG Holdings, Inc.[3], 9.375%, 5/15/2020	230,000	165,600
Discover Bank, 4.20%, 8/8/2023	800,000	834,232
Navient Corp., 6.125%, 3/25/2024	485,000	471,056

		2,269,166

Diversified Financial Services - 0.2%
ING Bank N.V. (Netherlands)[3], 5.80%, 9/25/2023	500,000	562,599
ING Bank N.V. (Netherlands)[4], 4.125%, 11/21/2023	723,000	750,980
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	425,000	419,687
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 6.875%, 4/15/2022	200,000	191,000

		1,924,266

Insurance - 0.3%
Aegon N.V. (Netherlands)[4,5], 2.138%	500,000	430,000
American International Group, Inc., 4.875%, 6/1/2022	700,000	788,963
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	950,000	1,003,090
AXA S.A. (France)[4,5], 2.007%	350,000	306,005
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	350,000	395,765

		2,923,823

Real Estate Investment Trusts (REITS) - 0.1%
DuPont Fabros Technology LP, 5.875%, 9/15/2021	425,000	440,406
Qualitytech L.P. - QTS Finance Corp., 5.875%, 8/1/2022	210,000	215,250
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	335,000	348,819

		1,004,475

Real Estate Management & Development - 0.0%#
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	205,000	200,900

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT [2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Management & Development (continued)
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	205,000	$216,787

		417,687

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	425,000	442,000
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	265,000	253,075
Prospect Holding Co. LLC - Prospect Holding Finance Co.[3], 10.25%, 10/1/2018	195,000	138,450

		833,525

Total Financials		17,023,548

Health Care - 0.2%
Health Care Providers & Services - 0.1%
Fresenius US Finance II, Inc. (Germany)[3], 9.00%, 7/15/2015	1,275,000	1,292,531

Pharmaceuticals - 0.1%
Concordia Healthcare Corp. (Canada)[3], 7.00%, 4/15/2023	215,000	218,225
Horizon Pharma Financing, Inc.[3], 6.625%, 5/1/2023	215,000	218,494

		436,719

Total Health Care		1,729,250

Industrials - 0.8%
Aerospace & Defense - 0.0%#
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	316,000	318,370

Airlines - 0.2%
Allegiant Travel Co., 5.50%, 7/15/2019	310,000	319,300
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B3, 6.375%, 1/2/2016	200,000	205,480
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	1,130,000	1,160,058

		1,684,838

Commercial Services & Supplies - 0.0%#
Modular Space Corp.[3], 10.25%, 1/31/2019	225,000	182,250

Construction & Engineering - 0.0%#
Abengoa Finance S.A.U. (Spain)[3], 7.75%, 2/1/2020	240,000	239,040

Machinery - 0.2%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	1,040,000	1,045,200
SPL Logistics Escrow LLC - SPL
Logistics Finance Corp.[3], 8.875%, 8/1/2020	425,000	447,313
Waterjet Holdings, Inc.[3], 7.625%, 2/1/2020	275,000	290,125

		1,782,638

Trading Companies & Distributors - 0.4%
Air Lease Corp., 3.375%, 1/15/2019	280,000	287,700
Aircastle Ltd., 5.50%, 2/15/2022	220,000	234,850
Aviation Capital Group Corp.[3], 3.875%, 9/27/2016	1,465,000	1,505,059
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	210,000	215,250
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	320,000	321,600
International Lease Finance Corp., 5.75%, 5/15/2016	560,000	578,900
International Lease Finance Corp.[4], 2.221%, 6/15/2016	355,000	353,225
International Lease Finance Corp., 8.75%, 3/15/2017	865,000	961,102

		4,457,686

Total Industrials		8,664,822

Information Technology - 0.0%#
IT Services - 0.0%#
Xerox Corp., 2.80%, 5/15/2020	250,000	251,546

Materials - 0.1%
Chemicals - 0.0%#
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3] , 6.75%, 10/15/2019	300,000	306,000

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,4], 3.271%, 12/15/2019	495,000	488,194

Metals & Mining - 0.0%#
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	275,000	282,563

Total Materials		1,076,757

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.0%#
Windstream Corp., 7.875%, 11/1/2017	210,000	226,800

Wireless Telecommunication Services - 0.1%
Altice Financing S.A. (Luxembourg)[3], 6.50%, 1/15/2022	425,000	433,500
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	210,000	221,550

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT2/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., 6.836%, 4/28/2023	260,000	$274,950

Total Telecommunication Services		1,156,800

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield plc (Spain)[3], 7.00%, 11/15/2019	415,000	428,487
ContourGlobal Power Holdings S.A. (France)[3], 7.125%, 6/1/2019	290,000	302,615
NRG Energy, Inc., 6.25%, 7/15/2022	205,000	212,687
RJS Power Holdings LLC[3], 5.125%, 7/15/2019	320,000	314,400

Total Utilities		1,258,189

TOTAL CORPORATE BONDS
(Identified Cost $43,787,847)		43,500,591

U.S. TREASURY SECURITIES - 1.8%
U.S. Treasury Notes - 1.8%
U.S. Treasury Note, 1.375%, 4/30/2020
(Identified Cost $19,962,520)	20,000,000	19,934,380

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[4], 5.75%, 6/10/2046	669,736	691,209
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	717,766	739,840
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	1,072,415	1,122,230

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $2,683,583)		2,553,279

SHORT-TERM INVESTMENT - 4.6%
Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.04%,
(Identified Cost $50,753,532)	50,753,532	50,753,532

TOTAL INVESTMENTS - 103.5%
(Identified Cost $1,062,868,891)		1,138,342,580
LIABILITIES, LESS OTHER ASSETS - (3.5%)		(38,633,621)

NET ASSETS - 100%		$1,099,708,959

ADR - American Depositary Receipt

#Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $15,972,313, or 1.5%, of the Series’ net assets as of April 30, 2015 (see Note 2 to the financial statements).

4The coupon rate is floating and is the effective rate as of April 30, 2015.

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2018.

7The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2019.

8The rate shown is a fixed rate as of April 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in September 2019.

9Rate shown is the current yield as of April 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $1,062,868,891) (Note 2)	$1,138,342,580
Foreign currency (identified cost $1,937)	1,916
Cash	447
Receivable for securities sold	1,782,931
Interest receivable	676,634
Receivable for fund shares sold	557,997
Dividends receivable	522,990
Foreign tax reclaims receivable	406,575
Prepaid and other expenses	893

TOTAL ASSETS	1,142,292,963

LIABILITIES:

Accrued management fees (Note 3)	680,704
Accrued shareholder services fees (Class S) (Note 3)	118,447
Accrued transfer agent fees (Note 3)	71,969
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R)(Note 3)	66,814
Accrued fund accounting and administration fees (Note 3)	65,056
Accrued Directors’ fees (Note 3)	640
Accrued Chief Compliance Officer service fees (Note 3)	385
Payable for securities purchased	41,004,745
Payable for fund shares repurchased	497,324
Other payables and accrued expenses	77,920

TOTAL LIABILITIES	42,584,004

TOTAL NET ASSETS	$1,099,708,959

NET ASSETS CONSIST OF:

Capital stock	$779,404
Additional paid-in-capital	990,105,816
Undistributed net investment income	2,545,683
Accumulated net realized gain (loss) on investments, foreign currency and translation of other assets and liabilities	30,839,763
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	75,438,293

TOTAL NET ASSETS	$1,099,708,959

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2015 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($570,175,979/29,432,012 shares)	$19.37

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($427,488,256/39,932,921 shares)	$10.71

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($61,058,517/5,428,281 shares)	$11.25

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($40,986,207/3,147,216 shares)	$13.02

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series

For the Six Months Ended April 30, 2015 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $253,527)	$8,161,196
Interest	1,338,033

Total Investment Income	9,499,229

EXPENSES:

Management fees (Note 3)	4,345,961
Shareholder services fees (Class S) (Note 3)	722,524
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	289,273
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	97,836
Transfer agent fees (Note 3)	97,484
Fund accounting and administration fees (Note 3)	81,742
Directors’ fees (Note 3)	18,432
Chief Compliance Officer service fees (Note 3)	1,213
Custodian fees	52,899
Miscellaneous	119,872

Total Expenses	5,827,236

NET INVESTMENT INCOME	3,671,993

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	32,122,553
Foreign currency and translation of other assets and liabilities	(21,613)

32,100,940

Net change in unrealized appreciation (depreciation) on-
Investments	3,342,166
Foreign currency and translation of other assets and liabilities	(10,004)

3,332,162

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	35,433,102

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,105,095

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEAR ENDED 10/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,671,993	$5,782,805
Net realized gain (loss) on investments and foreign currency	32,100,940	158,507,845
Net change in unrealized appreciation (depreciation) on investments and foreign currency	3,332,162	(73,437,795)

Net increase from operations	39,105,095	90,852,855

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(825,791)	(1,197,598)
From net investment income (Class I)	(2,499,537)	(3,252,876)
From net investment income (Class C)	—	(10,251)
From net investment income (Class R)	(45,157)	(56,176)
From net realized gain on investments (Class S)	(58,228,206)	(45,579,989)
From net realized gain on investments (Class I)	(85,765,884)	(57,222,979)
From net realized gain on investments (Class C)	(8,998,227)	(4,860,616)
From net realized gain on investments (Class R)	(5,294,693)	(3,765,445)

Total distributions to shareholders	(161,657,495)	(115,945,930)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	25,870,500	202,037,395

Net increase (decrease) in net assets	(96,681,900)	176,944,320

NET ASSETS:

Beginning of period	1,196,390,859	1,019,446,539

End of period (including undistributed net investment income of $2,545,683 and $2,244,175, respectively)	$1,099,708,959	$1,196,390,859

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/15	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.86	$21.01	$17.00	$15.66	$15.59	$13.35

Income from investment operations:
Net investment income[1]	0.05	0.09	0.08	0.06	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.54	1.60	4.29	1.35	0.05	2.21

Total from investment operations	0.59	1.69	4.37	1.41	0.15	2.29

Less distributions to shareholders:
From net investment income	(0.03)	(0.04)	(0.04)	(0.07)	(0.08)	(0.05)
From net realized gain on investments	(2.05)	(1.80)	(0.32)	—	—	—

Total distributions to shareholders	(2.08)	(1.84)	(0.36)	(0.07)	(0.08)	(0.05)

Net asset value - End of period	$19.37	$20.86	$21.01	$17.00	$15.66	$15.59

Net assets - End of period (000’s omitted)	$570,176	$597,578	$530,510	$467,244	$512,215	$539,781

Total return[2]	3.54%	8.80%	26.13%	9.04%	0.94%	17.17%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.06%[3]	1.07%	1.07%	1.09%	1.09%	1.10%
Net investment income	0.57%[3]	0.45%	0.43%	0.36%	0.59%	0.54%
Series portfolio turnover	33%	74%	67%	64%	65%	68%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A	N/A	0.00%[4]

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

4 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/15	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.51	$13.35	$10.95	$10.12	$10.12	$8.70

Income from investment operations:
Net investment income[1]	0.05	0.09	0.08	0.06	0.09	0.08
Net realized and unrealized gain (loss) on investments	0.26	0.96	2.72	0.88	0.03	1.43

Total from investment operations	0.31	1.05	2.80	0.94	0.12	1.51

Less distributions to shareholders:
From net investment income	(0.06)	(0.09)	(0.08)	(0.11)	(0.12)	(0.09)
From net realized gain on investments	(2.05)	(1.80)	(0.32)	—	—	—

Total distributions to shareholders	(2.11)	(1.89)	(0.40)	(0.11)	(0.12)	(0.09)

Net asset value - End of period	$10.71	$12.51	$13.35	$10.95	$10.12	$10.12

Net assets - End of period (000’s omitted)	$427,488	$504,866	$418,785	$320,999	$210,597	$190,344

Total return[2]	3.71%	9.10%	26.35%	9.42%	1.14%	17.47%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.81%[3]	0.82%	0.82%	0.84%	0.84%	0.85%
Net investment income	0.83%[3]	0.70%	0.66%	0.57%	0.83%	0.81%
Series portfolio turnover	33%	74%	67%	64%	65%	68%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A	0.00%[4]

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3 Annualized.

4 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class C

	FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 1/4/10[1] TO 10/31/10
		10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.03	$13.86	$11.38	$10.52	$10.54	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.01)	(0.04)	(0.04)	(0.04)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.28	1.01	2.84	0.91	0.04	0.58

Total from investment operations	0.27	0.97	2.80	0.87	0.02	0.57

Less distributions to shareholders:
From net investment income	—	(0.00)[3]	—	(0.01)	(0.04)	(0.03)
From net realized gain on investments	(2.05)	(1.80)	(0.32)	—	—	—

Total distributions to shareholders	(2.05)	(1.80)	(0.32)	(0.01)	(0.04)	(0.03)

Net asset value - End of period	$11.25	$13.03	$13.86	$11.38	$10.52	$10.54

Net assets - End of period (000’s omitted)	$61,059	$55,781	$36,989	$23,045	$18,102	$7,383

Total return[4]	3.16%	8.06%	25.17%	8.27%	0.15%	5.68%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.81%[5]	1.82%	1.82%	1.84%	1.84%	1.85%[5]
Net investment loss	(0.17%)[5]	(0.30%)	(0.35%)	(0.40%)	(0.15%)	(0.13%)[5]
Series portfolio turnover	33%	74%	67%	64%	65%	68%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A	0.01%[5]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Less than $0.01.

4 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5 Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/15 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 6/30/10[1] TO 10/31/10
		10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.73	$15.39	$12.56	$11.63	$11.64	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.03	0.02	0.00 [3]	0.00 [3]	(0.01)
Net realized and unrealized gain (loss) on investments	0.34	1.13	3.15	1.00	0.09	1.65

Total from investment operations	0.36	1.16	3.17	1.00	0.09	1.64

Less distributions to shareholders:
From net investment income	(0.02)	(0.02)	(0.02)	(0.07)	(0.10)	—
From net realized gain on investments	(2.05)	(1.80)	(0.32)	—	—	—

Total distributions to shareholders	(2.07)	(1.82)	(0.34)	(0.07)	(0.10)	—

Net asset value - End of period	$13.02	$14.73	$15.39	$12.56	$11.63	$11.64

Net assets - End of period (000’s omitted)	$40,986	$38,166	$33,162	$17,520	$3,418	$31

Total return[4]	3.42%	8.53%	25.81%	8.72%	0.71%	16.40%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.31%[5]	1.32%	1.32%	1.34%	1.34%	1.35%[5]
Net investment income (loss)	0.32%[5]	0.20%	0.14%	0.02%	0.04%	(0.38%)[5]
Series portfolio turnover	33%	74%	67%	64%	65%	68%

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Less than $0.01.

4 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

5 Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(unaudited)

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Pro-Blend® Conservative Term Series - primary objective is preservation of capital; secondary objective is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Pro-Blend® Maximum Term Series - primary objective is long-term growth of capital.

Each Series is authorized to issue four classes of shares (Class C, R, I and S). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2015, 10.8 billion shares have been designated in total among 43 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 25 million each have been designated as Class C common stock for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series and 52.5 million each have been designated as Class R common stock for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows,

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instruments’ level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measure. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$99,090,412	$97,587,442	$1,502,970	$—
Consumer Staples	46,984,535	31,549,786	15,434,749	—
Energy	46,545,448	45,451,618	1,093,830	—
Financials	68,789,405	64,911,725	3,877,680	—
Health Care	50,419,089	47,106,550	3,312,539	—
Industrials	45,118,641	44,815,956	302,685	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Information Technology	$90,958,541	$90,096,057	$862,484	$—
Materials	41,376,432	41,166,835	209,597	—
Telecommunication Services	2,208,757	1,677,704	531,053	—
Utilities	1,872,410	1,872,410	—	—
Preferred securities:
Financials	3,749,806	3,749,806	—	—
Debt securities:
Loan assignments	3,581,717	—	3,581,717	—
U.S. Treasury and other U.S. Government agencies	366,736,292	—	366,736,292	—
States and political subdivisions (municipals)	1,820,224	—	1,820,224	—
Corporate debt:
Consumer Discretionary	56,810,018	—	56,810,018	—
Consumer Staples	17,259,916	—	17,259,916	—
Energy	28,640,414	—	28,640,414	—
Financials	286,154,437	—	286,154,437	—
Health Care	13,035,382	—	13,035,382	—
Industrials	40,487,042	—	40,487,042	—
Information Technology	13,403,559	—	13,403,559	—
Materials	17,845,467	—	17,845,467	—
Telecommunication Services	12,477,847	—	12,477,847	—
Utilities	4,481,008	—	4,481,008	—
Convertible corporate debt:
Consumer Discretionary	1,491,119	—	1,491,119	—
Asset-backed securities	12,479,440	—	12,479,440	—
Commercial mortgage-backed securities	161,572,725	—	161,572,725	—
Foreign government bonds	37,608,521	—	37,608,521	—
Mutual funds	37,452,928	37,452,928	—	—
Other financial instruments*:
Interest rate contracts	1,618,309	1,618,309	—	—

Total assets	1,612,069,841	509,057,126	1,103,012,715	—

Liabilities:
Other financial instruments*:
Equity contracts	(134,957)	(134,957)	—	—
Interest rate contracts	(3,450,587)	(3,450,587)	—	—

Total liabilities	(3,585,544)	(3,585,544)	—	—

Total	$1,608,484,297	$505,471,582	$1,103,012,715	$—

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$181,072,524	$169,800,056	$11,272,468	$—
Consumer Staples	55,280,173	21,615,601	33,664,572	—
Energy	76,465,703	73,718,405	2,747,298	—
Financials	72,143,141	67,459,568	4,683,573	—
Health Care	67,665,213	60,755,970	6,909,243	—
Industrials	48,793,635	41,646,595	7,147,040	—
Information Technology	129,687,304	121,814,554	7,872,750	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Materials	$58,515,208	$55,810,055	$2,705,153	$—
Telecommunication Services	4,634,563	4,063,232	571,331	—
Preferred securities:
Energy	318,296	318,296	—	—
Financials	3,256,144	3,256,144	—	—
Debt securities:
Loan assignments	3,581,717	—	3,581,717	—
U.S. Treasury and other U.S. Government agencies	425,383,635	—	425,383,635	—
States and political subdivisions (municipals)	1,745,356	—	1,745,356	—
Corporate debt:
Consumer Discretionary	41,513,798	—	41,513,798	—
Consumer Staples	14,232,671	—	14,232,671	—
Energy	25,655,539	—	25,655,539	—
Financials	198,007,535	—	198,007,535	—
Health Care	10,139,382	—	10,139,382	—
Industrials	35,835,258	—	35,835,258	—
Information Technology	12,561,456	—	12,561,456	—
Materials	15,012,017	—	15,012,017	—
Telecommunication Services	12,394,519	—	12,394,519	—
Utilities	5,098,713	—	5,098,713	—
Convertible corporate debt:
Consumer Discretionary	1,443,969	—	1,443,969	—
Asset-backed securities	11,095,042	—	11,095,042	—
Commercial mortgage-backed securities	138,864,357	—	138,864,357	—
Foreign government bonds	22,283,195	—	22,283,195	—
Mutual fund	34,138,622	34,138,622	—	—
Other financial instruments*:
Interest rate contracts	1,325,774	1,325,774	—	—

Total assets	1,708,144,459	655,722,872	1,052,421,587	—

Liabilities:
Other financial instruments*:
Equity contracts	(239,533)	(239,533)	—	—
Interest rate contracts	(2,751,812)	(2,751,812)	—	—

Total liabilities	(2,991,345)	(2,991,345)	—	—

Total	$1,705,153,114	$652,731,527	$1,052,421,587	$—

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$233,688,572	$219,314,681	$14,373,891	$—
Consumer Staples	72,122,130	27,813,239	44,308,891	—
Energy	93,431,154	90,263,947	3,167,207	—
Financials	89,756,410	83,775,313	5,981,097	—
Health Care	87,702,759	78,751,937	8,950,822	—
Industrials	66,146,381	56,793,716	9,352,665	—
Information Technology	168,454,496	157,854,713	10,599,783	—
Materials	75,391,100	71,831,582	3,559,518	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Telecommunication Services	$5,580,110	$4,823,096	$757,014	$—
Preferred securities:
Energy	141,961	141,961	—	—
Financials	3,333,212	3,333,212	—	—
Debt securities:
Loan assignments	3,581,717	—	3,581,717	—
U.S. Treasury and other U.S. Government agencies	340,131,058	—	340,131,058	—
States and political subdivisions (municipals)	2,034,946	—	2,034,946	—
Corporate debt:
Consumer Discretionary	31,827,692	—	31,827,692	—
Consumer Staples	14,228,998	—	14,228,998	—
Energy	25,698,455	—	25,698,455	—
Financials	120,586,898	—	120,586,898	—
Health Care	9,047,581	—	9,047,581	—
Industrials	25,859,946	—	25,859,946	—
Information Technology	6,767,764	—	6,767,764	—
Materials	13,043,750	—	13,043,750	—
Telecommunication Services	7,975,204	—	7,975,204	—
Utilities	4,793,236	—	4,793,236	—
Convertible corporate debt:
Consumer Discretionary	1,473,438	—	1,473,438	—
Asset-backed securities	8,947,563	—	8,947,563	—
Commercial mortgage-backed securities	94,867,718	—	94,867,718	—
Foreign government bonds	21,962,469	—	21,962,469	—
Mutual fund	31,806,656	31,806,656	—	—
Other financial instruments*:
Interest rate contracts	955,477	955,477	—	—

Total assets	1,661,338,851	827,459,530	833,879,321	—

Liabilities:
Other financial instruments*
Equity contracts	(310,520)	(310,520)	—	—
Interest rate contracts	(2,024,740)	(2,024,740)	—	—

Total liabilities	(2,335,260)	(2,335,260)	—	—

Total	$1,659,003,591	$825,124,270	$833,879,321	$—

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$229,640,868	$220,176,010	$9,464,858	$—
Consumer Staples	114,285,716	47,735,693	66,550,023	—
Energy	98,964,346	97,034,998	1,929,348	—
Financials	70,856,922	67,513,873	3,343,049	—
Health Care	141,980,422	124,647,589	17,332,833	—
Industrials	93,389,329	87,405,395	5,983,934	—
Information Technology	196,547,192	189,679,825	6,867,367	—
Materials	72,030,483	70,524,115	1,506,368	—
Telecommunication Services	3,794,503	3,223,172	571,331	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Preferred securities:
Energy	$111,017	$111,017	$—	$—
Debt securities:				—
U.S. Treasury and other U.S. Government agencies	19,934,380	—	19,934,380	—
Corporate debt:				—
Consumer Discretionary	4,879,653	—	4,879,653	—
Consumer Staples	2,505,080	—	2,505,080	—
Energy	4,954,946	—	4,954,946	—
Financials	17,023,548	—	17,023,548	—
Health Care	1,729,250	—	1,729,250	—
Industrials	8,664,822	—	8,664,822	—
Information Technology	251,546	—	251,546	—
Materials	1,076,757	—	1,076,757	—
Telecommunication Services	1,156,800	—	1,156,800	—
Utilities	1,258,189	—	1,258,189	—
Commercial mortgage-backed securities	2,553,279	—	2,553,279	—
Mutual fund	50,753,532	50,753,532	—	—

Total assets	$1,138,342,580	$958,805,219	$179,537,361	$—

Please see the Investment Portfolio for each of the Series for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by any of the Pro-Blend® Series as of October 31, 2014 or April 30, 2015.

*Other financial instruments are exchange traded options and futures (Level 1). Futures are valued at the unrealized appreciation/ (depreciation) on the instrument and options are shown at market value.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended April 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When a Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When a Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When a Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

Each Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by a Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or a Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. The counterparty for the Series’ written options contracts outstanding at April 30, 2015 is Pershing LLC, a BNY Mellon Company.

Futures

Each Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Series may be attempting to sell some or all the Series holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Futures (continued)

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

The following table presents the present value of derivatives held at April 30, 2015 as reflected on the Statement of Assets and Liabilities, and the effect of the derivative instruments on the Statement of Operations:

PRO-BLEND® CONSERVATIVE TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Assets Location
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$1,618,309
Derivative	Liabilities Location
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$(3,450,587)
Equity contracts	Options written, at value	$(134,957)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Interest rate contracts	Net realized gain (loss) on futures contracts	$984,446
Equity contracts	Net realized gain (loss) on options written	$1,012,785
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(2,075,712)
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$170,833

PRO-BLEND® MODERATE TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Assets Location
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$1,325,774
Derivative	Liabilities Location
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$(2,751,812)
Equity contracts	Options written, at value	$(239,533)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Interest rate contracts	Net realized gain (loss) on futures contracts	$894,328
Equity contracts	Net realized gain (loss) on options written	$1,753,244

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Futures (continued)

STATEMENT OF OPERATIONS
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(1,588,247)
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$296,330

PRO-BLEND® EXTENDED TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Assets Location
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$955,477
Derivative	Liabilities Location
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$(2,024,740)
Equity contracts	Options written, at value	$(310,520)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Interest rate contracts	Net realized gain (loss) on futures contracts	$654,520
Equity contracts	Net realized gain (loss) on options written	$2,357,683
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(1,202,577)
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$399,983

1 Includes cumulative appreciation/depreciation on futures contracts as reported in the Investment Portfolios, and is included within Net Assets as the components of capital are not required to be presented separately on the Statements of Assets and Liabilities. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The average month-end balances for the six months ended April 30, 2015, the period in which such derivatives were outstanding, were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES
Futures Contracts:
Average number of contracts purchased	6,914	5,692	4,208
Average number of contracts sold	3,867	3,191	2,364
Average notional value of contracts purchased	$1,523,166,514	$1,253,783,151	$926,730,679
Average notional value of contracts sold	$812,360,377	$671,210,081	$497,818,776

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Futures (continued)

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES
Options:
Average number of option contracts written	3,736	6,503	8,708
Average notional value of option contracts written	$22,607,375	$39,408,075	$52,700,242

Written Option Rollforward

Transactions in options written for the six months ended April 30, 2015, were as follows:

	CALLS		PUTS
PRO-BLEND® CONSERVATIVE TERM SERIES:	CONTRACTS	PREMIUMS RECEIVED	CONTRACTS	PREMIUMS RECEIVED
Outstanding options, beginning of period	1,712	$183,098	1,134	$82,724
Options written	6,403	603,473	17,646	1,042,202
Options exercised	(3,855)	(305,011)	—	—
Options expired	(1,702)	(149,180)	(143)	(50,303)
Options closed	(2,558)	(332,380)	(16,289)	(862,573)

Outstanding options, end of period	—	$—	2,348	$212,050

	CALLS		PUTS
PRO-BLEND® MODERATE TERM SERIES:	CONTRACTS	PREMIUMS RECEIVED	CONTRACTS	PREMIUMS RECEIVED
Outstanding options, beginning of period	2,968	$317,426	1,970	$144,118
Options written	11,101	1,042,244	30,860	1,816,758
Options exercised	(6,723)	(530,720)	—	—
Options expired	(2,939)	(257,603)	(245)	(86,151)
Options closed	(4,407)	(571,347)	(28,439)	(1,501,082)

Outstanding options, end of period	—	$—	4,146	$373,643

	CALLS		PUTS
PRO-BLEND® EXTENDED TERM SERIES:	CONTRACTS	PREMIUMS RECEIVED	CONTRACTS	PREMIUMS RECEIVED
Outstanding options, beginning of period	4,075	$435,819	2,732	$199,070
Options written	14,848	1,404,602	41,004	2,417,722
Options exercised	(8,937)	(719,014)	—	—
Options expired	(4,025)	(352,791)	(335)	(117,782)
Options closed	(5,961)	(768,616)	(37,997)	(2,010,194)

Outstanding options, end of period	—	$—	5,404	$488,816

Securities Purchased on a When-Issued Basis or Forward Commitment

The Fund may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Fund to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset value. The Fund may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

In connection with their ability to purchase or sell securities on a forward commitment basis, the Fund may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund accounts for such dollar rolls as purchases and sales. No such investments were held by the Fund on April 30, 2015.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2015, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2011 through October 31, 2014. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% for Pro-Blend® Conservative Term Series and 0.75% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

Class S shares of each Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% for Pro-Blend® Conservative Term Series Class S and 0.25% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S, of the Class’ average daily net assets. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 29, 2016, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder services fees and distribution and service fees (12b-1), at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series	0.70%
Pro-Blend® Moderate Term Series	0.85%
Pro-Blend® Extended Term Series	0.85%
Pro-Blend® Maximum Term Series	0.85%

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class C and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 1.00% of average daily net assets attributable to Class C shares and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and services fees on the Class S or Class I shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2015, purchases and sales of securities, other than short-term securities, were as follows:

SERIES	PURCHASES OTHER ISSUERS	GOVERNMENT	SALES OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$248,818,378	$191,009,665	$233,505,079	$172,515,652
Pro-Blend® Moderate Term Series	225,635,272	247,028,011	298,999,511	143,564,294
Pro-Blend® Extended Term Series	239,756,593	217,146,298	471,916,684	75,418,951
Pro-Blend® Maximum Term Series	323,537,308	45,028,750	418,928,309	46,347,952

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class C and Class R shares:

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	12,815,354	$175,279,881	24,111,688	$337,311,590
Reinvested	4,322,733	56,973,618	4,029,034	54,463,964
Repurchased	(18,933,935)	(255,303,697)	(20,938,169)	(292,530,827)

Total	(1,795,848)	$(23,050,198)	7,202,553	$99,244,727

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	10,095,332	$105,827,360	11,300,148	$125,008,931
Reinvested	1,479,954	15,169,528	1,358,752	14,529,320
Repurchased	(8,183,407)	(85,749,122)	(8,949,011)	(98,758,675)

Total	3,391,879	$35,247,766	3,709,889	$40,779,576

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS C:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,024,317	$20,725,220	5,058,603	$54,163,391
Reinvested	896,262	8,855,064	640,590	6,612,999
Repurchased	(1,653,245)	(16,784,672)	(2,105,463)	(22,537,168)

Total	1,267,334	$12,795,612	3,593,730	$38,239,222

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,412,038	$14,682,520	2,093,504	$22,290,753
Reinvested	425,835	4,198,734	317,817	3,280,242
Repurchased	(707,638)	(7,287,401)	(1,306,682)	(13,992,988)

Total	1,130,235	$11,593,853	1,104,639	$11,578,007

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,824,960	$80,253,116	12,680,276	$182,680,917
Reinvested	4,278,321	56,259,925	2,907,143	40,264,747
Repurchased	(8,789,083)	(120,078,567)	(16,004,216)	(230,430,377)

Total	1,314,198	$16,434,474	(416,797)	$(7,484,713)

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	13,322,079	$139,117,020	19,694,870	$222,731,580
Reinvested	5,491,096	55,295,332	3,115,979	33,937,586
Repurchased	(11,204,227)	(116,967,401)	(12,780,618)	(144,494,654)

Total	7,608,948	$77,444,951	10,030,231	$112,174,512

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS C:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,181,219	$23,297,008	4,301,003	$49,292,968
Reinvested	1,300,638	13,279,511	608,015	6,678,443
Repurchased	(1,469,527)	(15,685,604)	(1,462,084)	(16,740,100)

Total	2,012,330	$20,890,915	3,446,934	$39,231,311

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	835,875	$9,357,650	1,080,045	$12,734,322
Reinvested	411,617	4,346,681	255,514	2,896,168
Repurchased	(493,720)	(5,450,639)	(1,549,640)	(18,646,733)

Total	753,772	$8,253,692	(214,081)	$(3,016,243)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,670,022	$80,465,197	11,995,408	$217,438,201
Reinvested	4,001,398	65,502,878	2,668,346	45,711,628
Repurchased	(7,988,521)	(137,429,431)	(12,280,290)	(221,821,835)

Total	682,899	$8,538,644	2,383,464	$41,327,994

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	16,127,852	$162,263,546	22,561,442	$250,874,157
Reinvested	5,885,481	56,265,195	2,733,619	29,059,194
Repurchased	(21,575,308)	(213,639,681)	(14,150,623)	(157,274,035)

Total	438,025	$4,889,060	11,144,438	$122,659,316

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS C:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,867,469	$20,247,726	4,268,318	$50,672,730
Reinvested	1,868,006	19,109,697	892,662	10,037,173
Repurchased	(1,092,935)	(11,762,038)	(1,644,334)	(19,647,132)

Total	2,642,540	$27,595,385	3,516,646	$41,062,771

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	570,176	$6,517,243	1,342,959	$16,929,729
Reinvested	674,403	7,324,017	391,474	4,643,822
Repurchased	(771,612)	(8,739,726)	(1,114,209)	(14,099,563)

Total	472,967	$5,101,534	620,224	$7,473,988

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,850,325	$55,467,209	7,689,830	$158,704,114
Reinvested	3,212,176	58,108,264	2,378,506	45,823,693
Repurchased	(5,280,705)	(102,119,283)	(6,672,340)	(137,649,981)

Total	781,796	$11,456,190	3,395,996	$66,877,826

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	12,695,128	$136,573,803	14,883,925	$182,722,744
Reinvested	8,433,012	84,245,787	2,360,157	27,326,606
Repurchased	(21,558,371)	(225,605,083)	(8,244,435)	(101,467,299)

Total	(430,231)	$(4,785,493)	8,999,647	$108,582,051

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS C:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	778,769	$8,937,747	1,597,486	$20,709,342
Reinvested	840,273	8,848,072	389,379	4,701,150
Repurchased	(472,969)	(5,373,954)	(372,809)	(4,857,191)

Total	1,146,073	$12,411,865	1,614,056	$20,553,301

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEAR ENDED 10/31/14
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	523,258	$6,779,220	698,379	$10,253,765
Reinvested	437,934	5,329,653	279,080	3,803,728
Repurchased	(404,773)	(5,320,935)	(541,311)	(8,033,276)

Total	556,419	$6,787,938	436,148	$6,024,217

At April 30, 2015, one shareholder owned 16,230,474 shares of Pro-Blend® Moderate Term Series (11.1% of shares outstanding) valued at $170,419,978. Investment activities of this shareholder may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. At April 30, 2015, Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series invested in futures contracts (interest rate risk) and written options (equity risk).

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among their capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2014 were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Ordinary income	$36,420,340	$32,886,292	$32,878,668	$34,431,429
Long-term capital gains	53,877,818	60,113,225	80,703,421	81,514,501

At April 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Cost for federal income tax purposes	$1,550,330,747	$1,619,159,564	$1,557,763,508	$1,065,438,339
Unrealized appreciation	77,026,252	117,282,215	137,481,475	101,713,502
Unrealized depreciation	(16,905,467)	(29,623,094)	(34,861,609)	(28,809,261)

Net unrealized appreciation	$60,120,785	$87,659,121	$102,619,866	$72,904,241

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 18, 2014, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2014 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 28 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 20 of the 36 active Series of the Fund are currently experiencing expenses above the capped expense ratios and thus the Advisor is incurring those expenses over the caps. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at
1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNPRO-04/15-SAR

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12: EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
June 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
June 24, 2015

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
June 24, 2015